UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08918

HC Capital Trust
(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Item 1. Reports to Stockholders.

Semiannual Report

The Value Equity Portfolio
The Institutional Value Equity Portfolio
The Growth Equity Portfolio
The Institutional Growth Equity Portfolio
The Small Capitalization–Mid Capitalization Equity Portfolio
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
The Real Estate Securities Portfolio
The Commodity Returns Strategy Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Fixed Income Opportunity Portfolio
The U.S. Government Fixed Income Securities Portfolio
The Inflation Protected Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond II Portfolio

December 31, 2014

December 31, 2014

We are pleased to present the December 31, 2014 Semiannual Report for the HC Capital Trust (the “Trust”).

The Trust is a diversified open-end management investment company. The Trust currently consists of twenty separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income.

The Commodity Returns Strategy Portfolio, seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The Inflation Protected Securities Portfolio, seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST

Semiannual Report

December 31, 2014

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 84.45%
	Aerospace & Defense — 2.14%
8,046	Exelis, Inc.	$141
17,423	Honeywell International, Inc.	1,741
23,497	L-3 Communications Holdings, Inc.	2,966
11,436	Lockheed Martin Corp.	2,202
12,651	Raytheon Co.	1,368
42,439	The Boeing Co.	5,516
		13,934
	Air Freight & Logistics — 0.41%
24,138	United Parcel Service, Inc., Class – B	2,683
	Airlines — 0.97%
4,856	Copa Holdings SA, Class – A	503
118,413	Delta Air Lines, Inc.	5,825
		6,328
	Auto Components — 0.63%
59,252	Johnson Controls, Inc.	2,864
12,500	Lear Corp.	1,226
		4,090
	Automobiles — 2.11%
658,224	Ford Motor Co.	10,202
100,571	General Motors Co.	3,511
		13,713
	Banks — 4.94%
7,412	Associated Banc-Corp.	138
611,040	Bank of America Corp.	10,932
1,751	Bank of Hawaii Corp.	104
6,671	BankUnited, Inc.	193
30,497	BB&T Corp.	1,186
1,721	BOK Financial Corp.	103
30,800	Citigroup, Inc.	1,667
2,575	Cullen/Frost Bankers, Inc.	182
14,806	First Niagara Financial Group, Inc.	125
8,784	Fulton Financial Corp.	109
52,701	JPMorgan Chase & Co.	3,298
4,992	M&T Bank Corp.	627
6,504	PacWest Bancorp	296
40,045	PNC Financial Services Group, Inc.	3,653
174,267	Wells Fargo & Co.	9,553
		32,166
	Beverages — 1.19%
16,716	Coca-Cola Enterprises, Inc.	739
8,731	Dr. Pepper Snapple Group, Inc.	626
33,118	PepsiCo, Inc.	3,132
76,848	The Coca-Cola Co.	3,244
		7,741
	Biotechnology — 0.58%
39,984	Gilead Sciences, Inc. (a)	3,769
	Capital Markets — 1.18%
1,374	Artisan Partners Asset Management, Inc.	69
5,411	BlackRock, Inc., Class – A	1,935
5,107	Eaton Vance Corp.	209
3,302	Federated Investors, Inc., Class – B	109

Shares	Security Description	Value (000)
	Capital Markets (continued)
9,050	Goldman Sachs Group, Inc.	$1,754
19,239	Invesco Ltd.	761
5,243	Lazard Ltd., Class – A	262
3,534	LPL Financial Holdings, Inc.	157
17,649	Northern Trust Corp.	1,190
11,478	T. Rowe Price Group, Inc.	986
4,721	Waddell & Reed Financial, Inc., Class – A	235
		7,667
	Chemicals — 3.05%
8,348	Air Products & Chemicals, Inc.	1,204
2,526	CF Industries Holdings, Inc.	688
35,122	E.I. du Pont de Nemours & Co.	2,597
31,124	Eastman Chemical Co.	2,361
74,799	LyondellBasell Industries NV, Class A	5,939
15,937	Monsanto Co.	1,904
2,933	Rockwood Holdings, Inc.	231
66,737	The Dow Chemical Co.	3,044
37,846	The Mosaic Co.	1,728
1,992	The Scotts Miracle-Gro Co.	124
		19,820
	Commercial Services & Supplies — 0.39%
4,363	Covanta Holding Corp.	96
2,809	Iron Mountain, Inc.	109
5,652	KAR Auction Services, Inc.	196
8,276	Pitney Bowes, Inc.	202
11,675	R.R. Donnelley & Sons Co.	196
11,623	Republic Services, Inc., Class – A	468
11,081	The ADT Corp.	401
17,011	Waste Management, Inc.	873
		2,541
	Communications Equipment — 2.11%
203,641	Brocade Communications Systems, Inc.	2,411
116,856	Cisco Systems, Inc.	3,250
63,472	Corning, Inc.	1,455
29,672	Harris Corp.	2,131
60,354	Qualcomm, Inc.	4,487
		13,734
	Consumer Finance — 2.52%
10,250	Ameriprise Financial, Inc.	1,356
98,594	Capital One Financial Corp.	8,138
54,806	Discover Financial Services	3,589
19,652	Navient Corp.	425
287,618	SLM Corp.	2,931
		16,439
	Containers & Packaging — 0.24%
4,234	Avery Dennison Corp.	220
3,588	Bemis Co., Inc.	162
4,208	Greif, Inc., Class – A	199
6,648	MeadWestvaco Corp.	295
19,687	Owens-Illinois, Inc. (a)	531
3,925	Sonoco Products Co.	172
		1,579

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distributors — 0.10%
5,852	Genuine Parts Co.	$624
	Diversified Banks — 0.50%
71,753	U.S. BanCorp	3,225
	Diversified Chemicals — 0.03%
8,153	Huntsman Corp.	186
	Diversified Consumer Services — 0.05%
10,132	H&R Block, Inc.	341
	Diversified Financial Services — 0.31%
12,295	CME Group, Inc.	1,090
4,250	IntercontinentalExchange Group, Inc.	932
		2,022
	Diversified Telecommunication Services — 1.18%
96,674	AT&T, Inc.	3,247
24,617	CenturyLink, Inc.	974
37,876	Frontier Communications Corp.	253
68,642	Verizon Communications, Inc.	3,211
		7,685
	Electric Utilities — 1.51%
32,541	American Electric Power, Inc.	1,976
5,803	Duke Energy Corp.	485
64,568	Edison International	4,227
1,264	Entergy Corp.	111
35,668	Exelon Corp.	1,323
3,137	FirstEnergy Corp.	122
1,273	Great Plains Energy, Inc.	36
709	Hawaiian Electric Industries, Inc.	24
3,773	NextEra Energy, Inc.	401
2,643	Northeast Utilities	141
2,157	OGE Energy Corp.	77
2,073	Pepco Holdings, Inc.	56
840	Pinnacle West Capital Corp.	57
5,585	PPL Corp.	203
7,630	The Southern Co.	375
1,072	Westar Energy, Inc.	44
4,245	Xcel Energy, Inc.	152
		9,810
	Electrical Equipment — 0.84%
21,663	Eaton Corp. PLC	1,472
53,616	Emerson Electric Co.	3,309
6,156	Rockwell Automation, Inc.	685
		5,466
	Energy Equipment & Services — 0.81%
3,562	Atwood Oceanics, Inc. (a)	101
15,900	Cameron International Corp. (a)	794
1,894	Franks International NV	31
14,483	Helmerich & Payne, Inc.	976
50,344	National Oilwell Varco, Inc.	3,300
5,840	Patterson-UTI Energy, Inc.	97
		5,299

Shares	Security Description	Value (000)
	Food & Staples Retailing — 1.68%
22,900	CVS Caremark Corp.	$2,205
20,987	Sysco Corp.	833
73,383	The Kroger Co.	4,712
37,142	Wal-Mart Stores, Inc.	3,190
		10,940
	Food Products — 1.46%
7,068	Campbell Soup Co.	311
14,146	ConAgra Foods, Inc.	513
7,641	Flowers Foods, Inc.	147
28,451	General Mills, Inc.	1,517
6,060	Hershey Co.	630
41,373	Ingredion, Inc.	3,510
10,935	Kellogg Co.	716
24,065	Kraft Foods Group, Inc.	1,508
1,952	Pinnacle Foods, Inc.	69
5,748	The J.M. Smucker Co.	580
		9,501
	Food Retail — 0.06%
11,171	Safeway, Inc.	392
	Gas Utilities — 0.58%
1,093	AGL Resources, Inc.	60
871	Atmos Energy Corp.	49
806	National Fuel Gas Co.	56
1,678	Questar Corp.	42
93,368	UGI Corp.	3,546
		3,753
	Health Care Equipment & Supplies — 0.53%
24,126	Baxter International, Inc.	1,768
17,252	Covidien PLC	1,765
		3,533
	Health Care Providers & Services — 2.58%
51,738	Aetna, Inc.	4,596
73,653	Anthem, Inc.	9,256
16,250	Express Scripts Holding Co. (a)	1,376
15,450	UnitedHealth Group, Inc.	1,562
		16,790
	Hotels, Restaurants & Leisure — 1.78%
18,034	Carnival Corp.	818
5,313	Darden Restaurants, Inc.	312
10,484	International Game Technology	181
69,414	Las Vegas Sands Corp.	4,037
35,245	McDonald's Corp.	3,302
15,049	SeaWorld Entertainment, Inc.	269
2,942	Six Flags Entertainment Corp.	127
4,073	Wynn Resorts Ltd.	606
26,848	YUM! Brands, Inc.	1,956
		11,608

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Durables — 0.48%
4,937	Garmin Ltd.	$261
4,969	Leggett & Platt, Inc.	212
3,750	Mohawk Industries, Inc. (a)	583
46,553	PulteGroup, Inc.	999
17,160	Tupperware Brands Corp.	1,080
		3,135
	Household Products — 0.84%
15,546	Kimberly-Clark Corp.	1,796
5,002	The Clorox Co.	521
34,953	The Procter & Gamble Co.	3,184
		5,501
	Independent Power and Renewable Electricity Producers — 0.65%
192,600	Calpine Corp. (a)	4,262
	Industrial Conglomerates — 1.36%
19,878	3M Co.	3,266
221,337	General Electric Co.	5,594
		8,860
	Industrial Machinery — 0.02%
2,067	Crane Co.	121
	Insurance — 6.58%
24,237	ACE Ltd.	2,784
54,194	Aflac, Inc.	3,311
7,136	Allied World Assurance Co. Holdings AG	271
100,490	Allstate Corp.	7,059
47,879	American Financial Group, Inc.	2,907
94,012	American International Group, Inc.	5,266
45,300	Aon PLC	4,295
6,128	Arthur J. Gallagher & Co.	289
30,600	Aspen Insurance Holdings Ltd.	1,339
25,590	Assurant, Inc.	1,751
4,916	AXIS Capital Holdings Ltd.	251
6,697	Cincinnati Financial Corp.	347
1,070	CNA Financial Corp.	41
1,676	Endurance Specialty Holdings Ltd.	100
2,050	Everest Re Group Ltd.	349
10,401	FNF Group	358
1,870	Hanover Insurance Group, Inc.	133
4,644	HCC Insurance Holdings, Inc.	249
1,018	Mercury General Corp.	58
11,555	Old Republic International Corp.	169
52,435	PartnerRe Ltd.	5,985
19,564	Principal Financial Group, Inc.	1,016
2,761	ProAssurance Corp.	125
19,527	Prudential Financial, Inc.	1,766
9,666	The Chubb Corp.	1,000
14,539	The Travelers Cos., Inc.	1,539
3,962	Validus Holdings Ltd.	165
		42,923

Shares	Security Description	Value (000)
	IT Services — 2.17%
28,128	Accenture PLC, Class – A	$2,512
19,749	Automatic Data Processing, Inc.	1,646
47,700	Booz Allen Hamilton Holding Corp.	1,265
4,770	Broadridge Financial Solutions, Inc.	220
20,370	International Business Machines Corp.	3,269
2,856	Leidos Holdings, Inc.	124
11,483	Paychex, Inc.	530
26,142	Western Union Co.	468
294,278	Xerox Corp.	4,080
		14,114
	Leisure Products — 0.34%
4,795	Hasbro, Inc.	264
62,133	Mattel, Inc.	1,922
		2,186
	Life & Health Insurance — 0.50%
60,329	MetLife, Inc.	3,263
	Machinery — 2.46%
59,692	Caterpillar, Inc.	5,464
13,682	Cummins, Inc.	1,973
18,382	Deere & Co.	1,626
31,640	Dover Corp.	2,269
88,448	ITT Corp.	3,579
3,550	Pentair PLC	236
6,402	Stanley Black & Decker, Inc.	615
5,420	The Timken Co.	231
		15,993
	Media — 3.02%
7,905	Cablevision Systems Corp., Class – A	163
4,284	Cinemark Holdings, Inc.	152
44,500	Comcast Corp.	2,581
10,085	Gannett Co., Inc.	322
97,386	Liberty Global PLC, Series C (a)	4,704
17,000	Liberty Media Corp., Class – C (a)	596
30,788	Omnicom Group, Inc.	2,385
3,184	Regal Entertainment Group, Class – A	68
13,507	Thomson Reuters Corp.	545
68,753	Time Warner, Inc.	5,874
22,753	Time, Inc.	560
22,991	Viacom, Inc., Class – B	1,730
		19,680
	Metals & Mining — 0.67%
4,389	Allegheny Technologies, Inc.	153
6,194	Cliffs Natural Resources, Inc. ˆ	44
4,452	Compass Minerals International, Inc.	387
118,527	Freeport-McMoRan Copper & Gold, Inc.	2,768
12,920	Nucor Corp.	633
3,455	Reliance Steel & Aluminum Co.	212
9,703	Steel Dynamics, Inc.	192
		4,389

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multiline Retail — 1.13%
13,400	Dillard's, Inc., Class – A	$1,677
40,444	Dollar General Corp. (a)	2,860
9,695	Kohl's Corp.	592
29,460	Target Corp.	2,236
		7,365
	Multi-Utilities — 0.31%
943	Alliant Energy Corp.	63
1,905	Ameren Corp.	88
4,711	CenterPoint Energy, Inc.	110
2,032	CMS Energy Corp.	71
2,478	Consolidated Edison, Inc.	164
5,109	Dominion Resources, Inc.	392
1,456	DTE Energy Co.	126
597	Integrys Energy Group, Inc.	46
2,197	MDU Resources Group, Inc.	52
2,750	NiSource, Inc.	117
3,242	PG&E Corp.	173
3,790	Public Service Enterprise Group, Inc.	157
1,203	SCANA Corp.	73
2,050	Sempra Energy	227
1,883	TECO Energy, Inc.	39
713	Vectren Corp.	33
2,167	Wisconsin Energy Corp.	114
		2,045
	Oil & Gas Equipment & Services — 0.02%
2,733	RPC, Inc.	36
2,757	Tidewater, Inc.	89
		125
	Oil, Gas & Consumable Fuels — 8.90%
30,912	Chevron Corp.	3,468
50,539	ConocoPhillips	3,490
978	CVR Energy, Inc.	38
33,350	Encana Corp.	463
35,877	Exxon Mobil Corp.	3,317
2,687	Golar LNG Ltd.	98
120,150	Hess Corp.	8,868
11,014	HollyFrontier Corp.	413
27,503	Kinder Morgan, Inc.	1,164
41,041	Marathon Oil Corp.	1,161
52,255	Marathon Petroleum Corp.	4,717
85,034	Murphy Oil Corp.	4,296
151,171	Occidental Petroleum Corp.	12,185
15,808	ONEOK, Inc.	787
3,023	PBF Energy, Inc.	81
13,643	Peabody Energy Corp.	106
37,619	Phillips 66	2,697
15,000	SM Energy Co.	579
40,598	Spectra Energy Corp.	1,474
1,526	Targa Resources Corp.	162
1,985	Teekay Shipping Corp.	101

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels (continued)
49,665	The Williams Cos., Inc.	$2,232
121,347	Valero Energy Corp.	6,007
		57,904
	Paper & Forest Products — 0.11%
9,600	Domtar Corp.	386
8,353	Weyerhaeuser Co.	300
		686
	Paper Products — 0.17%
21,013	International Paper Co.	1,126
	Personal Products — 0.05%
17,563	Avon Products, Inc.	165
4,091	Nu Skin Enterprises, Inc., Class – A	179
		344
	Pharmaceuticals — 5.04%
47,513	AbbVie, Inc.	3,109
2,150	Actavis, Inc. PLC (a)	553
69,449	Bristol-Myers Squibb Co.	4,100
36,704	Eli Lilly & Co.	2,532
29,990	Johnson & Johnson	3,136
54,744	Merck & Co., Inc.	3,109
478,704	Pfizer, Inc.	14,912
9,150	Valeant Pharmaceuticals International, Inc.(a)	1,309
		32,760
	Professional Services — 0.10%
14,167	Nielsen Holdings NV	634
	Real Estate Investment Trusts — 1.37%
1,086	Alexandria Real Estate Equities, Inc.	96
1,442	American Campus Communities, Inc.	60
8,550	American Tower Corp.	846
2,213	Apartment Investment & Management Co., Class – A	82
1,676	AvalonBay Communities, Inc.	274
3,044	BioMed Realty Trust, Inc.	66
2,410	Brandywine Realty Trust	39
694	Brixmor Property Group, Inc.	17
1,243	Camden Property Trust	92
2,705	CBL & Associates Properties, Inc.	53
2,057	Columbia Property Trust, Inc.	52
1,205	Corporate Office Properties Trust	34
1,679	Corrections Corp. of America	61
4,819	Crown Castle International Corp.	379
4,567	DDR Corp.	84
2,155	Digital Realty Trust, Inc.	143
2,336	Douglas Emmett, Inc.	66
4,228	Duke Realty Corp.	85
1,194	Equity Lifestyle Properties, Inc.	62
5,213	Equity Residential	375
908	Essex Property Trust, Inc.	188
1,774	Extra Space Storage, Inc.	104
962	Federal Realty Investment Trust	128

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)
1,217	Gaming And Leisure Properties, Inc.	$36
8,592	General Growth Properties, Inc.	242
6,623	HCP, Inc.	292
4,084	Health Care REIT, Inc.	309
1,488	Healthcare Trust of America, Inc., Class – A	40
808	Home Properties, Inc.	53
2,162	Hospitality Properties Trust	67
12,017	Host Hotels & Resorts, Inc.	286
6,221	Kimco Realty Corp.	156
7,830	Lamar Advertising Co., Class – A	420
2,074	Liberty Property Trust	78
5,798	MFA Financial, Inc.	46
1,058	Mid-America Apartment Communities, Inc.	79
1,772	National Retail Properties, Inc.	70
3,437	NorthStar Realty Finance Corp.	60
1,718	OMEGA Healthcare Investors, Inc.	67
2,515	Piedmont Office Realty Trust, Inc., Class – A	47
785	Post Properties, Inc.	46
7,001	Prologis, Inc.	301
2,226	Public Storage	411
3,204	Realty Income Corp.	153
1,145	Regency Centers Corp.	73
3,000	Retail Properties of America, Inc., Class – A	50
3,397	Senior Housing Properties Trust	75
4,630	Simon Property Group, Inc.	843
5,329	Spirit Realty Capital, Inc.	63
3,304	Starwood Property Trust, Inc.	77
913	Taubman Centers, Inc.	70
2,132	The Macerich Co.	178
5,390	Two Harbors Investment Corp.	54
3,585	UDR, Inc.	110
4,056	Ventas, Inc.	291
2,238	Vornado Realty Trust	263
1,619	Weingarten Realty Investors	57
1,428	WP Carey, Inc.	100
		8,949
	Regional Banks — 0.12%
39,538	Fifth Third Bancorp	806
	Restaurants — 0.02%
12,783	The Wendy's Co.	115
	Retail Real Estate Investment Trusts — 0.01%
1,444	Tanger Factory Outlet Centers, Inc.	53
	Road & Rail — 0.24%
14,319	Norfolk Southern Corp.	1,570
	Semiconductors — 0.08%
11,387	Xilinx, Inc.	493
	Semiconductors & Semiconductor Equipment — 2.06%
12,393	Analog Devices, Inc.	688
95,451	Applied Materials, Inc.	2,379

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
8,600	ASML Holding NV, NYS	$927
13,100	Broadcom Corp.	568
86,796	Intel Corp.	3,150
7,373	KLA-Tencor Corp.	518
9,341	Linear Technology Corp.	426
12,014	Maxim Integrated Products, Inc.	383
8,747	Microchip Technology, Inc.	395
75,149	Texas Instruments, Inc.	4,017
		13,451
	Software — 2.94%
13,577	CA, Inc.	413
113,183	Electronic Arts, Inc. (a)	5,321
223,133	Microsoft Corp.	10,365
52,274	Oracle Corp.	2,351
27,961	Symantec Corp.	717
		19,167
	Specialized Real Estate Investment Trusts — 0.03%
2,582	Plum Creek Timber Co., Inc.	110
1,959	Rayonier, Inc.	55
		165
	Specialty Retail — 1.81%
3,237	Abercrombie & Fitch Co., Class – A	93
76,623	Foot Locker, Inc.	4,305
129,977	GameStop Corp., Class – A ˆ	4,393
291,116	Office Depot, Inc. (a)	2,496
26,140	Staples, Inc.	474
		11,761
	Technology Hardware, Storage & Peripherals — 2.01%
2,963	Diebold, Inc.	103
297,076	Hewlett-Packard Co.	11,921
3,111	Lexmark International, Inc., Class – A	128
23,300	NetApp, Inc.	966
		13,118
	Textiles, Apparel & Luxury Goods — 0.40%
69,895	Coach, Inc.	2,625
	Thrifts & Mortgage Finance — 0.08%
18,407	New York Community Bancorp, Inc.	294
13,830	People's United Financial, Inc.	210
		504
	Tobacco — 1.20%
62,971	Altria Group, Inc.	3,102
13,816	Lorillard, Inc.	870
37,813	Philip Morris International, Inc.	3,080
11,889	Reynolds American, Inc.	764
		7,816
	Trading Companies & Distributors — 0.11%
12,869	Fastenal Co.	612
2,048	GATX Corp.	118
		730

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (concluded)
	Water Utilities — 0.02%
1,547	American Water Works Co., Inc.	$83
1,626	Aqua America, Inc.	43
		126
	Wireless Telecommunication Services — 0.57%
3,653	Telephone & Data Systems, Inc.	92
106,460	Vodafone Group PLC, ADR	3,638
		3,730
	Total Common Stocks	549,974
	Time Deposit — 0.30%
$1,956	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/15	1,956
	Total Time Deposit	1,956

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Fund — 9.90%
64,462,661	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	$64,463
	Total Mutual Fund	64,463
	Total Investments (cost $502,123) — 94.65%	616,393
	Other assets in excess of liabilities — 5.35%	34,870
	Net Assets — 100.00%	$651,263
ˆ	All or part of this security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014, was $4,194 (amount in thousands).
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on December 31, 2014.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Institutional Capital, LLC	HC Capital Solutions	Total
Common Stocks	36.07%	39.99%	8.39%	—	84.45%
Time Deposit	0.13%	—	0.17%	—	0.30%
Mutual Fund	—	—	—	9.90%	9.90%
Other Assets (Liabilities)	0.01%	0.25%	—0.12%	5.21%	5.35%
Total Net Assets	36.21%	40.24%	8.44%	15.11%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 84.31%
	Aerospace & Defense — 1.87%
13,506	Exelis, Inc.	$237
11,794	Honeywell International, Inc.	1,178
40,149	L-3 Communications Holdings, Inc.	5,067
19,197	Lockheed Martin Corp.	3,697
21,235	Raytheon Co.	2,297
54,169	The Boeing Co.	7,041
		19,517
	Air Freight & Logistics — 0.43%
40,518	United Parcel Service, Inc., Class – B	4,504
	Airlines — 1.03%
8,150	Copa Holdings SA, Class – A	845
202,327	Delta Air Lines, Inc.	9,952
		10,797
	Auto Components — 0.51%
66,956	Johnson Controls, Inc.	3,236
21,419	Lear Corp.	2,101
		5,337
	Automobiles — 2.13%
1,052,738	Ford Motor Co.	16,318
168,816	General Motors Co.	5,893
		22,211
	Banks — 4.71%
12,442	Associated Banc-Corp.	232
923,191	Bank of America Corp.	16,517
2,939	Bank of Hawaii Corp.	174
11,199	BankUnited, Inc.	324
51,190	BB&T Corp.	1,991
2,888	BOK Financial Corp.	173
20,800	Citigroup, Inc.	1,125
4,323	Cullen/Frost Bankers, Inc.	305
24,852	First Niagara Financial Group, Inc.	210
14,745	Fulton Financial Corp.	182
88,462	JPMorgan Chase & Co.	5,536
8,380	M&T Bank Corp.	1,053
10,918	PacWest Bancorp	496
48,885	PNC Financial Services Group, Inc.	4,460
295,999	Wells Fargo & Co.	16,227
		49,005
	Beverages — 1.25%
28,061	Coca-Cola Enterprises, Inc.	1,241
14,656	Dr. Pepper Snapple Group, Inc.	1,051
55,591	PepsiCo, Inc.	5,257
128,995	The Coca-Cola Co.	5,445
		12,994

Shares	Security Description	Value (000)
	Biotechnology — 0.65%
72,427	Gilead Sciences, Inc. (a)	$6,827
	Capital Markets — 0.95%
2,308	Artisan Partners Asset Management, Inc.	117
9,082	BlackRock, Inc., Class – A	3,247
8,571	Eaton Vance Corp.	351
5,543	Federated Investors, Inc., Class – B	183
6,100	Goldman Sachs Group, Inc.	1,182
32,294	Invesco Ltd.	1,277
8,801	Lazard Ltd., Class – A	440
5,933	LPL Financial Holdings, Inc.	264
11,899	Northern Trust Corp.	802
19,267	T. Rowe Price Group, Inc.	1,654
7,924	Waddell & Reed Financial, Inc., Class – A	395
		9,912
	Chemicals — 2.95%
14,013	Air Products & Chemicals, Inc.	2,021
4,241	CF Industries Holdings, Inc.	1,156
58,955	E.I. du Pont de Nemours & Co.	4,359
53,180	Eastman Chemical Co.	4,034
126,998	LyondellBasell Industries NV, Class A	10,083
10,757	Monsanto Co.	1,285
4,923	Rockwood Holdings, Inc.	388
112,024	The Dow Chemical Co.	5,110
47,891	The Mosaic Co.	2,186
3,344	The Scotts Miracle-Gro Co.	208
		30,830
	Commercial Services & Supplies — 0.41%
7,324	Covanta Holding Corp.	161
4,716	Iron Mountain, Inc.	182
9,487	KAR Auction Services, Inc.	329
13,892	Pitney Bowes, Inc.	339
19,598	R.R. Donnelley & Sons Co.	329
19,509	Republic Services, Inc., Class – A	785
18,601	The ADT Corp.	674
28,556	Waste Management, Inc.	1,466
		4,265
	Communications Equipment — 2.09%
320,500	Brocade Communications Systems, Inc.	3,795
196,151	Cisco Systems, Inc.	5,456
106,544	Corning, Inc.	2,443
53,073	Harris Corp.	3,812
85,167	Qualcomm, Inc.	6,330
		21,836
	Consumer Finance — 2.56%
6,950	Ameriprise Financial, Inc.	919
168,462	Capital One Financial Corp.	13,906

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance (continued)
93,644	Discover Financial Services	$6,133
32,987	Navient Corp.	713
491,439	SLM Corp.	5,008
		26,679
	Containers & Packaging — 0.20%
7,106	Avery Dennison Corp.	369
6,022	Bemis Co., Inc.	272
7,063	Greif, Inc., Class – A	334
11,160	MeadWestvaco Corp.	494
13,289	Owens-Illinois, Inc. (a)	359
6,587	Sonoco Products Co.	288
		2,116
	Distributors — 0.10%
9,823	Genuine Parts Co.	1,047
	Diversified Banks — 0.52%
120,444	U.S. BanCorp	5,414
	Diversified Chemicals — 0.03%
13,685	Huntsman Corp.	312
	Diversified Consumer Services — 0.05%
17,006	H&R Block, Inc.	573
	Diversified Financial Services — 0.24%
20,639	CME Group, Inc.	1,830
2,900	IntercontinentalExchange Group, Inc.	636
		2,466
	Diversified Telecommunication Services — 1.24%
162,275	AT&T, Inc.	5,451
41,321	CenturyLink, Inc.	1,635
63,577	Frontier Communications Corp.	424
115,220	Verizon Communications, Inc.	5,390
		12,900
	Electric Utilities — 1.46%
49,278	American Electric Power, Inc.	2,992
9,741	Duke Energy Corp.	814
110,241	Edison International	7,219
2,120	Entergy Corp.	185
30,709	Exelon Corp.	1,139
5,266	FirstEnergy Corp.	205
2,136	Great Plains Energy, Inc.	61
1,189	Hawaiian Electric Industries, Inc.	40
6,334	NextEra Energy, Inc.	673
4,436	Northeast Utilities	237
3,621	OGE Energy Corp.	128
3,481	Pepco Holdings, Inc.	94
1,411	Pinnacle West Capital Corp.	96

Shares	Security Description	Value (000)
	Electric Utilities (continued)
9,374	PPL Corp.	$341
12,808	The Southern Co.	629
1,801	Westar Energy, Inc.	74
7,125	Xcel Energy, Inc.	256
		15,183
	Electrical Equipment — 0.88%
36,363	Eaton Corp. PLC	2,472
89,997	Emerson Electric Co.	5,556
10,333	Rockwell Automation, Inc.	1,149
		9,177
	Energy Equipment & Services — 0.78%
5,979	Atwood Oceanics, Inc. (a)	170
10,750	Cameron International Corp. (a)	537
3,181	Franks International NV	53
24,311	Helmerich & Payne, Inc.	1,639
84,505	National Oilwell Varco, Inc.	5,537
9,803	Patterson-UTI Energy, Inc.	163
		8,099
	Food & Staples Retailing — 1.82%
42,904	CVS Caremark Corp.	4,132
35,229	Sysco Corp.	1,398
125,387	The Kroger Co.	8,052
62,346	Wal-Mart Stores, Inc.	5,354
		18,936
	Food Products — 1.55%
11,865	Campbell Soup Co.	522
23,746	ConAgra Foods, Inc.	862
12,828	Flowers Foods, Inc.	246
47,756	General Mills, Inc.	2,547
10,173	Hershey Co.	1,057
71,588	Ingredion, Inc.	6,073
18,355	Kellogg Co.	1,201
40,393	Kraft Foods Group, Inc.	2,531
3,278	Pinnacle Foods, Inc.	116
9,647	The J.M. Smucker Co.	974
		16,129
	Food Retail — 0.06%
18,753	Safeway, Inc.	659
	Gas Utilities — 0.61%
1,836	AGL Resources, Inc.	100
1,462	Atmos Energy Corp.	81
1,353	National Fuel Gas Co.	94
2,818	Questar Corp.	71
159,487	UGI Corp.	6,058
		6,404

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies — 0.39%
40,499	Baxter International, Inc.	$2,968
11,684	Covidien PLC	1,195
		4,163
	Health Care Providers & Services — 2.46%
88,403	Aetna, Inc.	7,853
125,847	Anthem, Inc.	15,816
11,000	Express Scripts Holding Co. (a)	931
10,450	UnitedHealth Group, Inc.	1,056
		25,656
	Hotels, Restaurants & Leisure — 1.80%
30,271	Carnival Corp.	1,372
8,918	Darden Restaurants, Inc.	523
17,599	International Game Technology	304
103,665	Las Vegas Sands Corp.	6,030
59,162	McDonald's Corp.	5,543
25,262	SeaWorld Entertainment, Inc.	452
4,939	Six Flags Entertainment Corp.	213
6,837	Wynn Resorts Ltd.	1,017
45,067	YUM! Brands, Inc.	3,283
		18,737
	Household Durables — 0.45%
8,287	Garmin Ltd.	438
8,341	Leggett & Platt, Inc.	355
2,550	Mohawk Industries, Inc. (a)	396
78,803	PulteGroup, Inc.	1,691
28,805	Tupperware Brands Corp.	1,815
		4,695
	Household Products — 0.89%
26,096	Kimberly-Clark Corp.	3,015
8,396	The Clorox Co.	875
58,670	The Procter & Gamble Co.	5,344
		9,234
	Independent Power and Renewable Electricity Producers — 0.70%
329,087	Calpine Corp. (a)	7,283
	Industrial Conglomerates — 1.20%
33,366	3M Co.	5,483
276,673	General Electric Co.	6,991
		12,474
	Industrial Machinery — 0.02%
3,469	Crane Co.	204
	Insurance — 6.93%
31,446	ACE Ltd.	3,613
90,968	Aflac, Inc.	5,557
11,978	Allied World Assurance Co. Holdings AG	454

Shares	Security Description	Value (000)
	Insurance (continued)
171,706	Allstate Corp.	$12,062
81,809	American Financial Group, Inc.	4,967
160,634	American International Group, Inc.	8,997
81,229	Aon PLC	7,703
10,286	Arthur J. Gallagher & Co.	484
49,100	Aspen Insurance Holdings Ltd.	2,149
43,724	Assurant, Inc.	2,992
8,252	AXIS Capital Holdings Ltd.	422
11,241	Cincinnati Financial Corp.	583
1,797	CNA Financial Corp.	70
2,814	Endurance Specialty Holdings Ltd.	168
3,442	Everest Re Group Ltd.	586
17,458	FNF Group	601
3,138	Hanover Insurance Group, Inc.	224
7,796	HCC Insurance Holdings, Inc.	417
1,707	Mercury General Corp.	97
19,396	Old Republic International Corp.	284
89,521	PartnerRe Ltd.	10,218
32,839	Principal Financial Group, Inc.	1,706
4,635	ProAssurance Corp.	209
32,777	Prudential Financial, Inc.	2,965
16,358	The Chubb Corp.	1,693
24,404	The Travelers Cos., Inc.	2,583
6,650	Validus Holdings Ltd.	276
		72,080
	IT Services — 2.27%
47,215	Accenture PLC, Class – A	4,217
33,151	Automatic Data Processing, Inc.	2,764
75,899	Booz Allen Hamilton Holding Corp.	2,014
8,006	Broadridge Financial Solutions, Inc.	370
34,192	International Business Machines Corp.	5,485
4,794	Leidos Holdings, Inc.	209
19,275	Paychex, Inc.	890
43,882	Western Union Co.	786
502,819	Xerox Corp.	6,968
		23,703
	Leisure Products — 0.35%
8,049	Hasbro, Inc.	443
104,295	Mattel, Inc.	3,227
		3,670
	Life & Health Insurance — 0.53%
101,266	MetLife, Inc.	5,477
	Machinery — 2.52%
100,950	Caterpillar, Inc.	9,240
22,966	Cummins, Inc.	3,311
30,855	Deere & Co.	2,730

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
45,908	Dover Corp.	$3,293
151,127	ITT Corp.	6,115
2,400	Pentair PLC	159
10,746	Stanley Black & Decker, Inc.	1,032
9,098	The Timken Co.	388
		26,268
	Media — 2.52%
13,268	Cablevision Systems Corp., Class – A	274
7,192	Cinemark Holdings, Inc.	256
30,100	Comcast Corp.	1,746
16,928	Gannett Co., Inc.	541
166,398	Liberty Global PLC, Series C (a)	8,038
11,450	Liberty Media Corp., Class – C (a)	401
32,894	Omnicom Group, Inc.	2,548
5,274	Regal Entertainment Group, Class – A	113
22,674	Thomson Reuters Corp.	915
117,474	Time Warner, Inc.	10,034
15,371	Time, Inc.	378
15,519	Viacom, Inc., Class – B	1,168
		26,412
	Metals & Mining — 0.71%
7,367	Allegheny Technologies, Inc.	256
10,394	Cliffs Natural Resources, Inc.ˆ	74
7,472	Compass Minerals International, Inc.	649
198,958	Freeport-McMoRan Copper & Gold, Inc.	4,648
21,688	Nucor Corp.	1,064
5,800	Reliance Steel & Aluminum Co.	355
16,289	Steel Dynamics, Inc.	322
		7,368
	Multiline Retail — 1.16%
22,400	Dillard's, Inc., Class – A	2,804
64,468	Dollar General Corp. (a)	4,558
16,274	Kohl's Corp.	993
49,452	Target Corp.	3,754
		12,109
	Multi-Utilities — 0.33%
1,583	Alliant Energy Corp.	105
3,196	Ameren Corp.	147
7,909	CenterPoint Energy, Inc.	185
3,411	CMS Energy Corp.	119
4,159	Consolidated Edison, Inc.	275
8,575	Dominion Resources, Inc.	659
2,444	DTE Energy Co.	211
1,002	Integrys Energy Group, Inc.	78

Shares	Security Description	Value (000)
	Multi-Utilities (continued)
3,687	MDU Resources Group, Inc.	$87
4,615	NiSource, Inc.	196
5,441	PG&E Corp.	290
6,361	Public Service Enterprise Group, Inc.	263
2,019	SCANA Corp.	122
3,442	Sempra Energy	383
3,161	TECO Energy, Inc.	65
1,197	Vectren Corp.	55
3,637	Wisconsin Energy Corp.	192
		3,432
	Oil & Gas Equipment & Services — 0.02%
4,588	RPC, Inc.	60
4,627	Tidewater, Inc.	150
		210
	Oil, Gas & Consumable Fuels — 9.17%
51,888	Chevron Corp.	5,821
84,833	ConocoPhillips	5,859
1,641	CVR Energy, Inc.	64
22,500	Encana Corp.	312
60,222	Exxon Mobil Corp.	5,568
4,510	Golar LNG Ltd.	164
205,223	Hess Corp.	15,149
18,487	HollyFrontier Corp.	693
46,166	Kinder Morgan, Inc.	1,953
68,891	Marathon Oil Corp.	1,949
89,443	Marathon Petroleum Corp.	8,073
139,651	Murphy Oil Corp.	7,055
232,087	Occidental Petroleum Corp.	18,708
26,537	ONEOK, Inc.	1,321
5,075	PBF Energy, Inc.	135
22,899	Peabody Energy Corp.	177
63,145	Phillips 66	4,527
26,500	SM Energy Co.	1,022
68,146	Spectra Energy Corp.	2,474
2,561	Targa Resources Corp.	272
3,333	Teekay Shipping Corp.	170
83,367	The Williams Cos., Inc.	3,747
206,626	Valero Energy Corp.	10,228
		95,441
	Paper & Forest Products — 0.11%
16,114	Domtar Corp.	648
14,021	Weyerhaeuser Co.	503
		1,151
	Paper Products — 0.18%
35,272	International Paper Co.	1,890

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products — 0.06%
29,479	Avon Products, Inc.	$277
6,868	Nu Skin Enterprises, Inc., Class – A	300
		577
	Pharmaceuticals — 4.84%
79,754	AbbVie, Inc.	5,219
1,450	Actavis, Inc. PLC (a)	373
100,332	Bristol-Myers Squibb Co.	5,923
61,609	Eli Lilly & Co.	4,250
50,341	Johnson & Johnson	5,264
91,892	Merck & Co., Inc.	5,219
745,050	Pfizer, Inc.	23,208
6,200	Valeant Pharmaceuticals International, Inc. (a)	887
		50,343
	Professional Services — 0.10%
23,781	Nielsen Holdings NV	1,064
	Real Estate Investment Trusts — 1.36%
1,824	Alexandria Real Estate Equities, Inc.	162
2,421	American Campus Communities, Inc.	100
5,800	American Tower Corp.	573
3,715	Apartment Investment & Management Co., Class – A	138
2,814	AvalonBay Communities, Inc.	460
5,110	BioMed Realty Trust, Inc.	110
4,046	Brandywine Realty Trust	65
1,165	Brixmor Property Group, Inc.	29
2,085	Camden Property Trust	154
4,541	CBL & Associates Properties, Inc.	88
3,453	Columbia Property Trust, Inc.	88
2,023	Corporate Office Properties Trust	57
2,818	Corrections Corp. of America	102
8,088	Crown Castle International Corp.	637
7,667	DDR Corp.	141
3,617	Digital Realty Trust, Inc.	240
3,921	Douglas Emmett, Inc.	111
7,098	Duke Realty Corp.	143
2,003	Equity Lifestyle Properties, Inc.	103
8,751	Equity Residential	629
1,524	Essex Property Trust, Inc.	315
2,978	Extra Space Storage, Inc.	175
1,614	Federal Realty Investment Trust	215
2,042	Gaming And Leisure Properties, Inc.	60
14,422	General Growth Properties, Inc.	406
11,117	HCP, Inc.	489
6,856	Health Care REIT, Inc.	519

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
2,499	Healthcare Trust of America, Inc., Class – A	$67
1,356	Home Properties, Inc.	89
3,629	Hospitality Properties Trust	112
20,171	Host Hotels & Resorts, Inc.	479
10,442	Kimco Realty Corp.	263
13,144	Lamar Advertising Co., Class – A	705
3,481	Liberty Property Trust	131
9,732	MFA Financial, Inc.	78
1,777	Mid-America Apartment Communities, Inc.	133
2,974	National Retail Properties, Inc.	117
5,769	NorthStar Realty Finance Corp.	101
2,884	OMEGA Healthcare Investors, Inc.	113
4,221	Piedmont Office Realty Trust, Inc., Class – A	80
1,317	Post Properties, Inc.	77
11,752	Prologis, Inc.	506
3,738	Public Storage	691
5,379	Realty Income Corp.	257
1,922	Regency Centers Corp.	123
5,036	Retail Properties of America, Inc., Class – A	84
5,703	Senior Housing Properties Trust	126
7,772	Simon Property Group, Inc.	1,416
8,945	Spirit Realty Capital, Inc.	106
5,547	Starwood Property Trust, Inc.	129
1,532	Taubman Centers, Inc.	117
3,578	The Macerich Co.	298
9,047	Two Harbors Investment Corp.	91
6,018	UDR, Inc.	185
6,810	Ventas, Inc.	488
3,758	Vornado Realty Trust	442
2,717	Weingarten Realty Investors	95
2,397	WP Carey, Inc.	168
		14,176
	Regional Banks — 0.13%
66,369	Fifth Third Bancorp	1,352
	Restaurants — 0.02%
21,457	The Wendy's Co.	194
	Retail Real Estate Investment Trusts — 0.01%
2,424	Tanger Factory Outlet Centers, Inc.	90
	Road & Rail — 0.25%
24,034	Norfolk Southern Corp.	2,634
	Semiconductors — 0.08%
19,115	Xilinx, Inc.	827
	Semiconductors & Semiconductor Equipment — 1.92%
20,803	Analog Devices, Inc.	1,155

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Aerospace & Defense — 1.87%
163,093	Applied Materials, Inc.	$4,064
5,800	ASML Holding NV, NYS	625
8,850	Broadcom Corp.	383
145,694	Intel Corp.	5,287
12,376	KLA-Tencor Corp.	870
15,681	Linear Technology Corp.	715
20,167	Maxim Integrated Products, Inc.	643
14,683	Microchip Technology, Inc.	662
105,482	Texas Instruments, Inc.	5,641
		20,045
	Software — 3.37%
22,791	CA, Inc.	694
193,390	Electronic Arts, Inc. (a)	9,092
408,855	Microsoft Corp.	18,992
113,123	Oracle Corp.	5,087
46,934	Symantec Corp.	1,204
		35,069
	Specialized Real Estate Investment Trusts — 0.03%
4,334	Plum Creek Timber Co., Inc.	185
3,290	Rayonier, Inc.	92
		277
	Specialty Retail — 1.93%
5,434	Abercrombie & Fitch Co., Class – A	156
131,881	Foot Locker, Inc.	7,409
221,856	GameStop Corp., Class – A ˆ	7,498
493,823	Office Depot, Inc. (a)	4,235
43,878	Staples, Inc.	795
		20,093
	Technology Hardware, Storage & Peripherals — 2.05%
4,974	Diebold, Inc.	172
507,600	Hewlett-Packard Co.	20,370
5,223	Lexmark International, Inc., Class – A	216
15,750	NetApp, Inc.	653
		21,411
	Textiles, Apparel & Luxury Goods — 0.42%
117,325	Coach, Inc.	4,407

	Thrifts & Mortgage Finance — 0.08%
30,898	New York Community Bancorp, Inc.	495
23,215	People's United Financial, Inc.	352
		847

Shares	Security Description	Value (000)
	Tobacco — 1.26%
105,702	Altria Group, Inc.	$5,207
23,192	Lorillard, Inc.	1,460
63,473	Philip Morris International, Inc.	5,170
19,957	Reynolds American, Inc.	1,283
		13,120
	Trading Companies & Distributors — 0.12%
21,602	Fastenal Co.	1,027
3,438	GATX Corp.	198
		1,225
	Water Utilities — 0.02%
2,596	American Water Works Co., Inc.	138
2,728	Aqua America, Inc.	73
		211
	Wireless Telecommunication Services — 0.47%
6,131	Telephone & Data Systems, Inc.	155
141,403	Vodafone Group PLC, ADR	4,832
		4,987
	Total Common Stocks	878,735
	Time Deposit — 0.53%
$5,572	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/15	5,572
	Total Time Deposit	5,572
	Mutual Funds — 10.17%
597,179	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b)	597
105,442,413	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	105,443
	Total Mutual Funds	106,040
	Total Investments (cost $824,665) — 95.01%	990,347
	Other assets in excess of liabilities — 4.99%	52,013
	Net Assets — 100.00%	$1,042,360
ˆ	All or part of this security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014, was $7,104 (amount in thousands).
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on December 31, 2014.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	Institutional Capital, LLC	HC Capital Solutions	Total
Common Stocks	38.83%	41.94%	3.54%	—	84.31%
Time Deposit	0.45%	—	0.08%	—	0.53%
Mutual Funds	—	0.06%	—	10.11%	10.17%
Other Assets (Liabilities)	0.15%	—	-0.05%	4.89%	4.99%
Total Net Assets	39.43%	42.00%	3.57%	15.00%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 83.79%
	Aerospace & Defense — 1.86%
1,818	Engility Holdings, Inc. (a)	$78
9,779	General Dynamics Corp.	1,346
3,026	L-3 Communications Holdings, Inc.	382
25,363	Precision Castparts Corp.	6,109
4,483	Rockwell Collins, Inc.	379
38,249	The Boeing Co.	4,972
28,099	United Technologies Corp.	3,231
		16,497
	Air Freight & Logistics — 0.08%
5,024	C.H. Robinson Worldwide, Inc.	376
6,569	Expeditors International of Washington, Inc.	293
		669
	Auto Components — 0.02%
4,454	Gentex Corp.	161
	Automobiles — 0.38%
14,959	Tesla Motors, Inc. (a)	3,327
	Banks — 0.01%
1,553	Cullen/Frost Bankers, Inc.	110
	Beverages — 1.17%
4,526	Brown-Forman Corp., Class – B	398
4,181	Monster Beverage Corp. (a)	453
47,946	PepsiCo, Inc.	4,534
117,432	The Coca-Cola Co.	4,957
		10,342
	Biotechnology — 4.98%
27,312	Alexion Pharmaceuticals, Inc. (a)	5,054
81,727	Amgen, Inc.	13,018
24,080	Biogen Idec, Inc. (a)	8,174
50,869	Celgene Corp. (a)	5,690
49,060	Gilead Sciences, Inc. (a)	4,624
10,279	Regeneron Pharmaceuticals, Inc. (a)	4,217
28,023	Vertex Pharmaceuticals, Inc. (a)	3,329
		44,106
	Capital Markets — 2.10%
3,925	BlackRock, Inc., Class – A	1,403
1,960	Federated Investors, Inc., Class – B	65
12,885	Franklin Resources, Inc.	713
17,901	Goldman Sachs Group, Inc.	3,470
114,504	Morgan Stanley	4,443
4,225	SEI Investments Co.	169
96,116	State Street Corp.	7,546
7,877	T. Rowe Price Group, Inc.	676
2,675	Waddell & Reed Financial, Inc., Class – A	133
		18,618
	Chemicals — 2.60%
70,533	Ecolab, Inc.	7,372
2,390	International Flavors & Fragrances, Inc.	242
109,270	Monsanto Co.	13,055
9,240	Praxair, Inc.	1,197
3,714	Sigma-Aldrich Corp.	510

Shares	Security Description	Value (000)
	Chemicals (continued)
2,626	The Sherwin-Williams Co.	$691
		23,067
	Commercial Services & Supplies — 0.11%
3,263	Cintas Corp.	256
3,163	Copart, Inc. (a)	115
2,020	Rollins, Inc.	67
2,572	Stericycle, Inc. (a)	338
3,739	Waste Connections, Inc.	164
		940
	Communications Equipment — 1.49%
167,912	Cisco Systems, Inc.	4,670
2,106	F5 Networks, Inc. (a)	275
111,594	Qualcomm, Inc.	8,295
		13,240
	Construction & Engineering — 0.03%
3,540	AECOM Technology Corp. (a)	108
3,944	Jacobs Engineering Group, Inc. (a)	176
		284
	Consumer Finance — 0.96%
91,910	American Express Co.	8,551
	Containers & Packaging — 0.01%
1,970	AptarGroup, Inc.	132
	Distributors — 0.06%
4,723	Genuine Parts Co.	503
	Diversified Consumer Services — 0.01%
3,405	Apollo Group, Inc., Class – A (a)	116
891	ITT Educational Services, Inc.ˆ(a)	9
		125
	Diversified Financial Services — 0.50%
2,656	CBOE Holdings, Inc.	168
247	FNFV Group(a)	4
2,143	IntercontinentalExchange Group, Inc.	470
43,040	The McGraw-Hill Cos., Inc.	3,830
		4,472
	Electrical Equipment — 0.31%
7,467	AMETEK, Inc.	393
3,744	Eaton Corp. PLC	254
22,649	Emerson Electric Co.	1,398
1,682	Hubbell, Inc., Class – B	180
3,060	Roper Industries, Inc.	478
		2,703
	Electronic Equipment, Instruments & Components — 0.11%
9,994	Amphenol Corp., Class – A	538
1,591	Dolby Laboratories, Inc., Class – A	69
4,741	FLIR Systems, Inc.	153
2,661	National Instruments Corp.	83
1,439	Zebra Technologies Corp. (a)	111
		954
	Energy Equipment & Services — 1.62%
735	CARBO Ceramics, Inc.ˆ	29

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
7,473	FMC Technologies, Inc. (a)	$350
12,986	National Oilwell Varco, Inc.	851
3,328	Oceaneering International, Inc.	196
151,099	Schlumberger Ltd.	12,905
		14,331
	Food & Staples Retailing — 3.06%
57,645	Costco Wholesale Corp.	8,171
38,602	CVS Caremark Corp.	3,718
18,236	Sysco Corp.	724
929	The Fresh Market, Inc. (a)	38
26,203	Walgreens Boots Alliance, Inc.	1,997
51,620	Wal-Mart Stores, Inc.	4,433
159,298	Whole Foods Market, Inc.	8,032
		27,113
	Food Products — 1.93%
5,278	Flowers Foods, Inc.	101
62,750	Hershey Co.	6,522
4,122	Hormel Foods Corp.	215
7,449	Kellogg Co.	487
4,092	McCormick & Co., Inc.	304
6,223	Mead Johnson Nutrition Co.	626
233,922	Mondelez International, Inc., Class – A	8,497
3,431	The J.M. Smucker Co.	346
		17,098
	Health Care Equipment & Supplies — 2.03%
163,014	Abbott Laboratories	7,339
16,903	Baxter International, Inc.	1,239
6,256	Becton, Dickinson & Co.	871
2,616	C.R. Bard, Inc.	436
14,874	Covidien PLC	1,522
4,290	Dentsply International, Inc.	229
3,300	Edwards Lifesciences Corp. (a)	420
1,493	Halyard Health, Inc. (a)	68
1,574	IDEXX Laboratories, Inc. (a)	233
1,215	Intuitive Surgical, Inc. (a)	643
32,015	Medtronic, Inc.	2,311
4,339	ResMed, Inc.	243
9,608	St. Jude Medical, Inc.	625
9,529	Stryker Corp.	899
3,437	Varian Medical Systems, Inc. (a)	297
5,440	Zimmer Holdings, Inc.	617
		17,992
	Health Care Providers & Services — 1.23%
7,790	AmerisourceBergen Corp.	702
10,195	Anthem, Inc.	1,281
24,703	Express Scripts Holding Co. (a)	2,092
2,787	Henry Schein, Inc. (a)	379
5,048	Humana, Inc.	725
2,965	Laboratory Corp. of America Holdings (a)	320
7,203	McKesson Corp.	1,495

Shares	Security Description	Value (000)
	Health Care Providers & Services (continued)
3,026	MEDNAX, Inc. (a)	$200
2,903	Patterson Cos., Inc.	140
4,631	Quest Diagnostics, Inc.	311
32,538	UnitedHealth Group, Inc.	3,289
		10,934
	Health Care Technology — 0.93%
126,809	Cerner Corp. (a)	8,199
	Hotels, Restaurants & Leisure — 3.11%
5,456	Chipotle Mexican Grill, Inc. (a)	3,735
3,842	Darden Restaurants, Inc.	225
22,036	Dunkin' Brands Group, Inc.	940
21,151	Las Vegas Sands Corp.	1,230
65,591	Marriott International, Inc.	5,118
30,201	McDonald's Corp.	2,830
888	Panera Bread Co., Class – A (a)	155
150,456	Starbucks Corp.	12,345
13,798	YUM! Brands, Inc.	1,005
		27,583
	Household Durables — 0.02%
3,413	Garmin Ltd.	180
	Household Products — 2.02%
4,244	Church & Dwight Co., Inc.	334
135,117	Colgate-Palmolive Co.	9,349
11,949	Kimberly-Clark Corp.	1,381
3,937	The Clorox Co.	410
70,586	The Procter & Gamble Co.	6,430
		17,904
	Industrial Conglomerates — 0.57%
21,500	3M Co.	3,533
18,003	Danaher Corp.	1,543
		5,076
	Insurance — 0.73%
65,270	Aon PLC	6,190
3,608	Brown & Brown, Inc.	119
733	FNF Group	25
4,624	Torchmark Corp.	250
		6,584
	Internet & Catalog Retail — 3.91%
49,141	Amazon.com, Inc. (a)	15,251
13,174	Netflix.com, Inc. (a)	4,500
10,924	Priceline.com, Inc. (a)	12,456
32,583	TripAdvisor, Inc. (a)	2,433
		34,640
	Internet Software & Services — 7.80%
57,406	Alibaba Group Holding Ltd. (a)	5,967
35,198	eBay, Inc. (a)	1,975
34,950	Equinix, Inc.	7,924
150,131	Facebook, Inc., Class – A (a)	11,713
33,662	Google, Inc. (a)	17,720
17,680	Google, Inc., Class – A (a)	9,382
6,917	LendingClub Corp. (a)	175

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
43,890	LinkedIn Corp., Class – A (a)	$10,082
3,360	Rackspace Hosting, Inc. (a)	157
59,468	Tencent Holdings Ltd., ADR	863
90,264	Twitter, Inc. (a)	3,238
		69,196
	IT Services — 6.03%
19,568	Accenture PLC, Class – A	1,748
115,129	Automatic Data Processing, Inc.	9,598
3,782	Broadridge Financial Solutions, Inc.	175
19,059	Cognizant Technology Solutions Corp. (a)	1,004
1,400	FleetCor Technologies, Inc. (a)	208
2,332	Global Payments, Inc.	188
24,556	International Business Machines Corp.	3,940
2,661	Jack Henry & Associates, Inc.	165
2,165	Leidos Holdings, Inc.	94
136,848	MasterCard, Inc., Class – A	11,791
2,004	NeuStar, Inc., Class – A (a)	56
9,998	Paychex, Inc.	462
1,220	Science Applications International Corp.	60
4,989	Teradata Corp. (a)	218
4,922	Total System Services, Inc.	167
88,394	Visa, Inc., Class – A	23,176
19,160	Western Union Co.	343
		53,393
	Leisure Products — 0.03%
1,965	Polaris Industries, Inc.	297
	Life Sciences Tools & Services — 0.83%
1,088	Bio-Techne Corp.	101
1,616	Covance, Inc. (a)	168
27,611	Illumina, Inc. (a)	5,097
1,000	Mettler-Toledo International, Inc. (a)	302
11,304	Thermo Electron Corp.	1,416
2,638	Waters Corp. (a)	297
		7,381
	Machinery — 0.27%
4,402	Donaldson Co., Inc.	170
2,583	IDEX Corp.	201
13,003	Illinois Tool Works, Inc.	1,232
3,585	Pall Corp.	363
2,825	Wabtec Corp.	245
5,834	Xylem, Inc.	222
		2,433
	Marine — 0.01%
1,612	Kirby Corp. (a)	130
	Media — 2.39%
17,674	Discovery Communications, Inc. (a)	609
18,022	Discovery Communications, Inc. (a)	608
1,367	John Wiley & Sons, Inc., Class – A	81
849	Morningstar, Inc.	55
8,269	Omnicom Group, Inc.	641

Shares	Security Description	Value (000)
	Media (continued)
2,587	Scripps Networks Interactive, Class – A	$195
151,163	The Walt Disney Co.	14,237
123,884	Twenty-First Century Fox, Inc.	4,758
		21,184
	Multiline Retail — 0.14%
7,073	Dollar Tree, Inc. (a)	498
3,077	Family Dollar Stores, Inc.	244
7,552	Kohl's Corp.	461
		1,203
	Oil, Gas & Consumable Fuels — 2.07%
42,828	Chevron Corp.	4,804
41,325	Concho Resources, Inc. (a)	4,122
38,456	EOG Resources, Inc.	3,541
62,394	Exxon Mobil Corp.	5,768
2,020	World Fuel Services Corp.	95
		18,330
	Personal Products — 0.07%
1,673	Nu Skin Enterprises, Inc., Class – Aˆ	73
7,097	The Estee Lauder Cos., Inc., Class – A	541
		614
	Pharmaceuticals — 6.50%
48,009	AbbVie, Inc.	3,142
21,282	Actavis, Inc. PLC(a)	5,478
25,241	Allergan, Inc.	5,366
117,085	Bristol-Myers Squibb Co.	6,912
31,248	Eli Lilly & Co.	2,156
5,049	Hospira, Inc. (a)	309
66,507	Johnson & Johnson	6,955
1,646	Mallinckrodt PLC(a)	163
164,509	Merck & Co., Inc.	9,342
99,731	Novo Nordisk A/S, ADR	4,221
34,135	Perrigo Co. PLC	5,706
89,458	Sanofi-Aventis, ADR	4,080
17,697	Shire PLC, ADR	3,761
		57,591
	Professional Services — 0.09%
3,704	Equifax, Inc.	300
1,810	Towers Watson & Co., Class – A	205
4,472	Versik Analytics, Inc., Class – A (a)	286
		791
	Real Estate Investment Trusts — 0.40%
35,503	American Tower Corp.	3,509
	Road & Rail — 1.15%
24,236	Canadian Pacific Railway Ltd.	4,670
1,322	Landstar System, Inc.	96
45,137	Union Pacific Corp.	5,377
		10,143

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment — 1.32%
9,999	Altera Corp.	$369
65,058	Applied Materials, Inc.	1,621
79,796	ARM Holdings PLC, ADR	3,695
157,838	Intel Corp.	5,728
6,044	Microchip Technology, Inc.	273
		11,686
	Software — 5.78%
86,235	Adobe Systems, Inc. (a)	6,268
2,812	ANSYS, Inc. (a)	231
4,985	Cdk Global, Inc.	203
5,521	Citrix Systems, Inc. (a)	352
1,400	FactSet Research Systems, Inc.	197
45,208	FireEye, Inc. (a)	1,428
8,998	Intuit, Inc.	830
118,450	Oracle Corp.	5,327
151,008	Red Hat, Inc. (a)	10,440
192,001	Salesforce.com, Inc. (a)	11,387
83,480	SAP AG, ADR	5,814
1,679	SolarWinds, Inc. (a)	84
48,612	Splunk, Inc. (a)	2,866
31,434	VMware, Inc., Class – A (a)	2,594
38,619	Workday, Inc., Class – A (a)	3,152
		51,173
	Specialty Retail — 4.47%
2,486	Aaron's, Inc.	76
2,632	Abercrombie & Fitch Co., Class – A	75
2,185	Advance Auto Parts, Inc.	348
3,615	Ascena Retail Group, Inc. (a)	45
1,145	AutoZone, Inc. (a)	709
7,146	Bed Bath & Beyond, Inc. (a)	544
8,392	Best Buy Co., Inc.	327
2,885	Dick's Sporting Goods, Inc.	143
2,171	Guess?, Inc.	46
337,169	Industria de Diseno Textil SA, ADR	4,788
159,040	Lowe's Cos., Inc.	10,943
23,986	O'Reilly Automotive, Inc. (a)	4,620
3,243	PetSmart, Inc.	264
6,818	Ross Stores, Inc.	643
2,585	Signet Jewelers Ltd.	340
21,636	Staples, Inc.	392
46,911	The Home Depot, Inc.	4,924
70,268	The TJX Cos., Inc.	4,819
48,711	Tiffany & Co.	5,205
1,843	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	236
3,163	Urban Outfitters, Inc. (a)	111
		39,598

Shares or Principal Amount (000)	Security Description	Value (000)
	Technology Hardware, Storage & Peripherals — 3.14%
251,181	Apple, Inc.	$27,726
2,168	Lexmark International, Inc., Class – A	89
		27,815
	Textiles, Apparel & Luxury Goods — 1.95%
8,831	Coach, Inc.	332
1,159	Deckers Outdoor Corp. (a)	106
1,507	Fossil Group, Inc. (a)	167
25,487	Michael Kors Holdings Ltd. (a)	1,914
98,587	NIKE, Inc., Class – B	9,478
1,861	Ralph Lauren Corp.	345
59,975	Under Armour, Inc., Class – A (a)	4,072
10,658	V.F. Corp.	798
		17,212
	Tobacco — 0.55%
11,974	Lorillard, Inc.	754
50,068	Philip Morris International, Inc.	4,078
		4,832
	Trading Companies & Distributors — 0.85%
146,161	Fastenal Co.	6,952
1,336	MSC Industrial Direct Co., Inc., Class – A	109
3,244	NOW, Inc. ˆ (a)	83
1,634	W.W. Grainger, Inc.	416
		7,560
	Total Common Stocks	742,506
	Time Deposit — 1.13%
$9,970	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/15	9,970
	Total Time Deposit	9,970
	Mutual Funds — 9.85%
87,054,968	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	87,055
264,633	SSgA Treasury Money Market Fund, 0.00% (b)	265
	Total Mutual Funds	87,320
	Total Investments (cost $557,011) — 94.77%	839,796
	Other assets in excess of liabilities — 5.23%	46,327
	Net Assets — 100.00%	$886,123
ˆ	All or part of this security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014, was $110 (amount in thousands).
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on December 31, 2014.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Growth Equity Portfolio	Jennison Associates LLC	Mellon Capital Management Corporation	Sustainable Growth Advisers	HC Capital Solutions	Total
Common Stocks	35.72%	24.87%	23.20%	—	83.79%
Time Deposit	0.26%	—	0.87%	—	1.13%
Mutual Funds	—	0.07%	—	9.78%	9.85%
Other Assets (Liabilities)	-0.01%	—	0.02%	5.22%	5.23%
Total Net Assets	35.97%	24.94%	24.09%	15.00%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.21%
	Aerospace & Defense — 2.11%
3,471	Engility Holdings, Inc. (a)	$149
17,475	General Dynamics Corp.	2,405
5,433	L-3 Communications Holdings, Inc.	686
48,272	Precision Castparts Corp.	11,628
7,982	Rockwell Collins, Inc.	674
72,935	The Boeing Co.	9,480
50,526	United Technologies Corp.	5,810
		30,832
	Air Freight & Logistics — 0.08%
9,165	C.H. Robinson Worldwide, Inc.	687
11,975	Expeditors International of Washington, Inc.	534
		1,221
	Auto Components — 0.02%
7,661	Gentex Corp.	277
	Automobiles — 0.44%
28,688	Tesla Motors, Inc. (a)	6,380
	Banks — 0.01%
2,981	Cullen/Frost Bankers, Inc.	211
	Beverages — 1.28%
8,040	Brown-Forman Corp., Class – B	706
7,981	Monster Beverage Corp. (a)	865
86,355	PepsiCo, Inc.	8,166
211,425	The Coca-Cola Co.	8,926
		18,663
	Biotechnology — 4.82%
52,187	Alexion Pharmaceuticals, Inc. (a)	9,656
96,331	Amgen, Inc.	15,345
45,989	Biogen Idec, Inc. (a)	15,610
97,003	Celgene Corp. (a)	10,851
93,656	Gilead Sciences, Inc. (a)	8,828
9,509	Regeneron Pharmaceuticals, Inc. (a)	3,901
53,492	Vertex Pharmaceuticals, Inc. (a)	6,355
		70,546
	Capital Markets — 1.90%
7,037	BlackRock, Inc., Class – A	2,516
4,728	Federated Investors, Inc., Class – B	156
22,741	Franklin Resources, Inc.	1,259
34,250	Goldman Sachs Group, Inc.	6,639
218,346	Morgan Stanley	8,472
7,643	SEI Investments Co.	306
88,943	State Street Corp.	6,982
14,072	T. Rowe Price Group, Inc.	1,208
4,655	Waddell & Reed Financial, Inc., Class – A	232
		27,770
	Chemicals — 2.04%
70,059	Ecolab, Inc.	7,323
4,508	International Flavors & Fragrances, Inc.	457
148,220	Monsanto Co.	17,708
16,580	Praxair, Inc.	2,148
6,608	Sigma-Aldrich Corp.	907
4,776	The Sherwin-Williams Co.	1,256
		29,799

Shares	Security Description	Value (000)
	Commercial Services & Supplies — 0.12%
6,093	Cintas Corp.	$478
5,406	Copart, Inc. (a)	197
3,664	Rollins, Inc.	121
4,739	Stericycle, Inc. (a)	622
6,825	Waste Connections, Inc.	300
		1,718
	Communications Equipment — 1.37%
302,289	Cisco Systems, Inc.	8,408
3,859	F5 Networks, Inc. (a)	503
149,566	Qualcomm, Inc.	11,118
		20,029
	Construction & Engineering — 0.04%
6,497	AECOM Technology Corp. (a)	197
7,255	Jacobs Engineering Group, Inc. (a)	325
		522
	Consumer Finance — 0.54%
85,020	American Express Co.	7,910
	Containers & Packaging — 0.02%
3,531	AptarGroup, Inc.	236
	Distributors — 0.06%
8,535	Genuine Parts Co.	910
	Diversified Consumer Services — 0.01%
5,977	Apollo Group, Inc., Class – A (a)	204
1,425	ITT Educational Services, Inc. ˆ (a)	14
		218
	Diversified Financial Services — 0.57%
4,904	CBOE Holdings, Inc.	311
508	FNFV Group (a)	8
3,926	IntercontinentalExchange Group, Inc.	861
81,203	The McGraw-Hill Cos., Inc.	7,225
		8,405
	Electrical Equipment — 0.33%
13,431	AMETEK, Inc.	707
6,947	Eaton Corp. PLC	472
40,580	Emerson Electric Co.	2,505
3,202	Hubbell, Inc., Class – B	342
5,352	Roper Industries, Inc.	837
		4,863
	Electronic Equipment, Instruments & Components — 0.12%
18,034	Amphenol Corp., Class – A	971
2,929	Dolby Laboratories, Inc., Class – A	126
8,309	FLIR Systems, Inc.	268
5,408	National Instruments Corp.	168
2,982	Zebra Technologies Corp. (a)	231
		1,764
	Energy Equipment & Services — 1.32%
1,107	CARBO Ceramics, Inc. ˆ	44
13,210	FMC Technologies, Inc. (a)	619
23,381	National Oilwell Varco, Inc.	1,532
6,013	Oceaneering International, Inc.	354
197,677	Schlumberger Ltd.	16,884
		19,433

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food & Staples Retailing — 2.93%
108,331	Costco Wholesale Corp.	$15,357
69,488	CVS Caremark Corp.	6,692
32,530	Sysco Corp.	1,291
1,586	The Fresh Market, Inc. (a)	65
47,074	Walgreens Boots Alliance, Inc.	3,587
92,850	Wal-Mart Stores, Inc.	7,974
156,879	Whole Foods Market, Inc.	7,910
		42,876
	Food Products — 1.50%
9,704	Flowers Foods, Inc.	186
57,950	Hershey Co.	6,023
7,623	Hormel Foods Corp.	397
13,262	Kellogg Co.	868
7,488	McCormick & Co., Inc.	556
11,182	Mead Johnson Nutrition Co.	1,124
335,445	Mondelez International, Inc., Class – A	12,186
6,064	The J.M. Smucker Co.	612
		21,952
	Health Care Equipment & Supplies — 2.25%
305,245	Abbott Laboratories	13,742
30,283	Baxter International, Inc.	2,219
11,159	Becton, Dickinson & Co.	1,553
4,719	C.R. Bard, Inc.	786
26,648	Covidien PLC	2,726
7,986	Dentsply International, Inc.	425
5,946	Edwards Lifesciences Corp. (a)	757
2,700	Halyard Health, Inc. (a)	123
3,066	IDEXX Laboratories, Inc. (a)	455
2,162	Intuitive Surgical, Inc. (a)	1,144
57,501	Medtronic, Inc.	4,152
7,971	ResMed, Inc.	447
17,229	St. Jude Medical, Inc.	1,120
16,962	Stryker Corp.	1,600
6,237	Varian Medical Systems, Inc. (a)	540
9,610	Zimmer Holdings, Inc.	1,090
		32,879
	Health Care Providers & Services — 1.34%
13,837	AmerisourceBergen Corp.	1,248
18,298	Anthem, Inc.	2,300
44,504	Express Scripts Holding Co. (a)	3,768
5,121	Henry Schein, Inc. (a)	697
8,943	Humana, Inc.	1,284
5,405	Laboratory Corp. of America Holdings (a)	583
12,878	McKesson Corp.	2,673
5,545	MEDNAX, Inc. (a)	367
5,236	Patterson Cos., Inc.	252
8,527	Quest Diagnostics, Inc.	572
58,537	UnitedHealth Group, Inc.	5,917
		19,661
	Health Care Technology — 0.55%
124,983	Cerner Corp. (a)	8,081

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure — 3.11%
10,402	Chipotle Mexican Grill, Inc. (a)	$7,120
6,955	Darden Restaurants, Inc.	408
41,367	Dunkin' Brands Group, Inc.	1,764
39,602	Las Vegas Sands Corp.	2,303
125,076	Marriott International, Inc.	9,760
54,384	McDonald's Corp.	5,096
1,562	Panera Bread Co., Class – A (a)	273
207,136	Starbucks Corp.	16,995
24,785	YUM! Brands, Inc.	1,806
		45,525
	Household Durables — 0.02%
5,880	Garmin Ltd.	311
	Household Products — 1.77%
7,734	Church & Dwight Co., Inc.	610
150,505	Colgate-Palmolive Co.	10,413
21,500	Kimberly-Clark Corp.	2,484
7,226	The Clorox Co.	753
127,254	The Procter & Gamble Co.	11,592
		25,852
	Industrial Conglomerates — 0.62%
38,772	3M Co.	6,371
32,241	Danaher Corp.	2,763
		9,134
	Insurance — 0.44%
60,300	Aon PLC	5,718
6,439	Brown & Brown, Inc.	212
1,376	FNF Group	47
8,301	Torchmark Corp.	450
		6,427
	Internet & Catalog Retail — 3.59%
70,711	Amazon.com, Inc. (a)	21,945
25,043	Netflix.com, Inc. (a)	8,555
15,290	Priceline.com, Inc. (a)	17,434
61,690	TripAdvisor, Inc. (a)	4,606
		52,540
	Internet Software & Services — 7.52%
109,393	Alibaba Group Holding Ltd. (a)	11,370
63,319	eBay, Inc. (a)	3,553
30,014	Equinix, Inc.	6,805
284,599	Facebook, Inc., Class – A (a)	22,204
47,689	Google, Inc. (a)	25,104
32,878	Google, Inc., Class – A (a)	17,447
13,236	LendingClub Corp. (a)	335
65,427	LinkedIn Corp., Class – A (a)	15,029
6,064	Rackspace Hosting, Inc. (a)	284
113,613	Tencent Holdings Ltd., ADR	1,649
173,248	Twitter, Inc. (a)	6,214
		109,994
	IT Services — 5.52%
35,241	Accenture PLC, Class – A	3,147
119,566	Automatic Data Processing, Inc.	9,968
6,994	Broadridge Financial Solutions, Inc.	323

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
33,944	Cognizant Technology Solutions Corp. (a)	$1,787
2,526	FleetCor Technologies, Inc. (a)	376
4,330	Global Payments, Inc.	350
44,265	International Business Machines Corp.	7,102
4,917	Jack Henry & Associates, Inc.	306
3,996	Leidos Holdings, Inc.	174
248,216	MasterCard, Inc., Class – A	21,386
3,691	NeuStar, Inc., Class – A (a)	103
17,761	Paychex, Inc.	820
2,318	Science Applications International Corp.	115
8,953	Teradata Corp. (a)	391
9,011	Total System Services, Inc.	306
127,529	Visa, Inc., Class – A	33,437
34,363	Western Union Co.	615
		80,706
	Leisure Products — 0.04%
3,666	Polaris Industries, Inc.	554
	Life Sciences Tools & Services — 0.95%
2,030	Bio-Techne Corp.	188
3,040	Covance, Inc. (a)	316
52,743	Illumina, Inc. (a)	9,735
1,647	Mettler-Toledo International, Inc. (a)	498
20,293	Thermo Electron Corp.	2,543
4,945	Waters Corp. (a)	557
		13,837
	Machinery — 0.30%
8,225	Donaldson Co., Inc.	318
4,674	IDEX Corp.	364
23,484	Illinois Tool Works, Inc.	2,224
6,428	Pall Corp.	651
5,400	Wabtec Corp.	469
10,623	Xylem, Inc.	404
		4,430
	Marine — 0.02%
3,155	Kirby Corp. (a)	255
	Media — 2.18%
33,644	Discovery Communications, Inc. (a)	1,159
34,305	Discovery Communications, Inc. (a)	1,157
2,782	John Wiley & Sons, Inc., Class – A	165
1,287	Morningstar, Inc.	83
14,774	Omnicom Group, Inc.	1,145
4,779	Scripps Networks Interactive, Class – A	360
199,006	The Walt Disney Co.	18,743
236,114	Twenty-First Century Fox, Inc.	9,068
		31,880
	Multiline Retail — 0.15%
12,672	Dollar Tree, Inc. (a)	891
5,347	Family Dollar Stores, Inc.	424
13,380	Kohl's Corp.	817
		2,132
	Oil, Gas & Consumable Fuels — 2.31%
77,090	Chevron Corp.	8,648
78,628	Concho Resources, Inc. (a)	7,843
73,331	EOG Resources, Inc.	6,752

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels (continued)
112,464	Exxon Mobil Corp.	$10,397
4,159	World Fuel Services Corp.	195
		33,835
	Personal Products — 0.07%
3,040	Nu Skin Enterprises, Inc., Class – A ˆ	133
12,510	The Estee Lauder Cos., Inc., Class – A	953
		1,086
	Pharmaceuticals — 6.81%
86,461	AbbVie, Inc.	5,658
40,917	Actavis, Inc. PLC (a)	10,532
46,967	Allergan, Inc.	9,985
222,871	Bristol-Myers Squibb Co.	13,155
56,218	Eli Lilly & Co.	3,878
9,331	Hospira, Inc. (a)	572
119,764	Johnson & Johnson	12,524
3,166	Mallinckrodt PLC (a)	314
304,559	Merck & Co., Inc.	17,295
190,542	Novo Nordisk A/S, ADR	8,064
39,571	Perrigo Co. PLC	6,615
82,688	Sanofi-Aventis, ADR	3,771
33,872	Shire PLC, ADR	7,198
		99,561
	Professional Services — 0.10%
6,727	Equifax, Inc.	544
3,346	Towers Watson & Co., Class – A	379
8,230	Versik Analytics, Inc., Class – A (a)	527
		1,450
	Real Estate Investment Trusts — 0.46%
67,704	American Tower Corp.	6,693
	Road & Rail — 1.31%
46,217	Canadian Pacific Railway Ltd.	8,906
2,722	Landstar System, Inc.	197
84,358	Union Pacific Corp.	10,050
		19,153
	Semiconductors & Semiconductor Equipment — 1.47%
18,065	Altera Corp.	667
121,346	Applied Materials, Inc.	3,024
151,742	ARM Holdings PLC, ADR	7,026
283,931	Intel Corp.	10,304
10,949	Microchip Technology, Inc.	494
		21,515
	Software — 5.45%
162,074	Adobe Systems, Inc. (a)	11,783
5,143	ANSYS, Inc. (a)	422
9,059	Cdk Global, Inc.	369
10,034	Citrix Systems, Inc. (a)	640
2,549	FactSet Research Systems, Inc.	359
84,495	FireEye, Inc. (a)	2,668
16,240	Intuit, Inc.	1,497
213,235	Oracle Corp.	9,589
208,258	Red Hat, Inc. (a)	14,399
278,937	Salesforce.com, Inc. (a)	16,544
72,680	SAP AG, ADR	5,062
3,594	SolarWinds, Inc. (a)	179
92,697	Splunk, Inc. (a)	5,464

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
58,992	VMware, Inc., Class – A (a)	$4,868
71,093	Workday, Inc., Class – A (a)	5,802
		79,645
	Specialty Retail — 4.33%
4,345	Aaron's, Inc.	133
4,841	Abercrombie & Fitch Co., Class – A	139
3,894	Advance Auto Parts, Inc.	620
7,176	Ascena Retail Group, Inc. (a)	90
1,959	AutoZone, Inc. (a)	1,213
12,642	Bed Bath & Beyond, Inc. (a)	963
15,298	Best Buy Co., Inc.	596
5,291	Dick's Sporting Goods, Inc.	263
3,892	Guess?, Inc.	82
642,947	Industria de Diseno Textil SA, ADR	9,130
146,990	Lowe's Cos., Inc.	10,113
45,125	O'Reilly Automotive, Inc. (a)	8,692
5,886	PetSmart, Inc.	479
12,157	Ross Stores, Inc.	1,146
4,776	Signet Jewelers Ltd.	628
38,879	Staples, Inc.	704
84,330	The Home Depot, Inc.	8,852
131,283	The TJX Cos., Inc.	9,003
92,883	Tiffany & Co.	9,925
3,488	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	446
5,798	Urban Outfitters, Inc. (a)	204
		63,421
	Technology Hardware, Storage & Peripherals — 3.56%
470,082	Apple, Inc.	51,888
4,416	Lexmark International, Inc., Class – A	182
		52,070
	Textiles, Apparel & Luxury Goods — 2.21%
15,756	Coach, Inc.	592
2,100	Deckers Outdoor Corp. (a)	191
2,983	Fossil Group, Inc. (a)	330
48,147	Michael Kors Holdings Ltd. (a)	3,616
185,427	NIKE, Inc., Class – B	17,829
3,419	Ralph Lauren Corp.	633
113,871	Under Armour, Inc., Class – A (a)	7,732
19,119	V.F. Corp.	1,432
		32,355
	Tobacco — 0.59%
21,450	Lorillard, Inc.	1,350
90,044	Philip Morris International, Inc.	7,334
		8,684
	Trading Companies & Distributors — 0.54%
141,654	Fastenal Co.	6,737
2,273	MSC Industrial Direct Co., Inc., Class – A	185
5,837	NOW, Inc. ˆ (a)	150
3,037	W.W. Grainger, Inc.	774
		7,846
	Total Common Stocks	1,188,047

Shares or Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds — 0.36%
	Banks — 0.17%
700	Bank of America Corp., 5.75%, 12/1/17	$773
800	Citigroup, Inc., 0.78%, 3/10/17 (b)	798
800	JPMorgan Chase Bank NA, 6.00%, 10/1/17	889
		2,460
	Capital Markets — 0.06%
$200	Goldman Sachs Group, Inc., 0.73%, 1/12/15 (b)	200
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	508
200	Goldman Sachs Group, Inc., 0.70%, 3/22/16 (b)	200
		908
	Diversified Financial Services — 0.06%
900	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	905
	Diversified Telecommunication Services — 0.06%
100	Verizon Communications, Inc., 1.77%, 9/15/16 (b)	102
69	Verizon Communications, Inc., 2.50%, 9/15/16	71
400	Verizon Communications, Inc., 3.65%, 9/14/18	422
200	Verizon Communications, Inc., 4.50%, 9/15/20	217
		812
	Oil, Gas & Consumable Fuels — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	113
100	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100.00	98
		211
	Total Corporate Bonds	5,296
	Asset Backed Securities — 0.01%
56	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.25%, 5/25/37 (b)	36
39	SLM Student Loan Trust, Series 2005-4, Class A2, 0.31%, 4/26/21 (b)	40
27	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	29
	Total Asset Backed Securities	105
	Collateralized Mortgage Obligations — 0.19%
11	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.83%, 9/25/45 (b)	11
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	126
13	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 2.74%, 2/25/36 (b)	11
31	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.67%, 2/25/33 (b)	29

.See accompanying notes to financial statements

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$21	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 2.35%, 2/25/33 (b)	$20
23	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.01%, 11/25/34 (b)	23
59	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.28%, 9/25/35 (b)	59
107	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1.93%, 9/25/35 (b)	104
0	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.56%, 8/25/35 (b)	0
26	Countrywide Alternative Loan Trust, Series 2006-OA11B, Class A1B, 0.36%, 9/25/46 (b)(c)(d)	22
19	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.38%, 7/20/46 (b)(c)(d)	13
87	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33	91
22	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 2.66%, 2/25/37 (b)(c)(d)	19
28	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.45%, 2/25/37 (b)	22
0	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.31%, 2/20/36 (b)	0
61	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.46%, 4/25/35 (b)	51
659	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.40%, 5/25/35 (b)	556
147	Fannie Mae, Series 2006-82, Class F, 0.74%, 9/25/36 (b)	148
112	Fannie Mae Whole Loan, Series 2004-W12, Class 1A1, 6.00%, 7/25/44	127
118	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.53%, 2/25/34 (b)	117
4	Freddie Mac, Series 3346, Class FA, 0.39%, 2/15/19 (b)	4
5	Freddie Mac, Series 2395, Class FT, 0.61%, 12/15/31 (b)	6
123	Freddie Mac, Series 3174, Class FM, 0.40%, 5/15/36 (b)	123
49	Government National Mortgage Association, Series 2000-14, Class F, 0.81%, 2/16/30 (b)	49
0	Government National Mortgage Association, Series 2005-16, Class FA, 0.42%, 2/20/35 (b)	0
429	Government National Mortgage Association, Series 2008-6, Class FA, 0.66%, 2/20/38 (b)	434

Shares or Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$119	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	$129
609	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.66%, 10/25/35 (b)	554
	Total Collateralized Mortgage Obligations	2,848
	Global Bonds — 0.27%
	Italy — 0.08%
899	Buoni del Tesoro Poliennali, Series ICPI, 2.15%, 11/12/17 (e)	1,126
	Mexico — 0.11%
262,310	Mexican Cetes, 0.00%, 5/28/15 (e)	1,758
	Slovenia — 0.05%
400	Republic of Slovenia, Series DZ53, 0.18%, 4/9/15 (e)(f)(g)	483
200	Republic of Slovenia, 4.70%, 11/1/16 (e)(h)	259
		742
	Spain — 0.01%
100	Bonos y Obligaciones del Estado, 2.75%, 10/31/24 (e)(h)	133
	United States — 0.02%
100	Goldman Sachs Group, Inc., 0.43%, 5/18/15 (b)	121
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100 (b)	127
		248
	Total Global Bonds	4,007
	Municipal Bond — 0.02%
	Washington — 0.02%
200	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	234
	Total Municipal Bond	234
	U.S. Government Agency Mortgages — 0.02%
7	Fannie Mae, 4.50%, 10/1/35	8
222	Fannie Mae, 2.21%, 10/1/35 (b)	238
4	Fannie Mae, 6.00%, 11/1/37	5
6	Fannie Mae, 4.50%, 3/1/41	7
50	Fannie Mae, 4.50%, 4/1/42	54
7	Fannie Mae, 4.50%, 12/1/34	8
	Total U.S. Government Agency Mortgages	320
	U.S. Treasury Obligations — 1.89%
200	U.S. Treasury Bond, 3.00%, 11/15/44	210
2,500	U.S. Treasury Inflation Index Note, 0.13%, 7/15/24 (i)	2,407
339	U.S. Treasury Note, 0.25%, 9/15/15	339
500	U.S. Treasury Note, 2.25%, 4/30/21	510
8,300	U.S. Treasury Note, 2.75%, 2/15/24	8,734
5,400	U.S. Treasury Note, 2.50%, 5/15/24	5,563
9,700	U.S. Treasury Note, 2.38%, 8/15/24	9,880
	Total U.S. Treasury Obligations	27,643

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars — 0.31%
	Aerospace & Defense — 0.01%
$72	Waha Aerospace BV, 3.93%, 7/28/20	$75
	Banks — 0.27%
900	Banco Bilbao Vizcaya NY, 0.98%, 10/23/15 (b)	899
500	Banco Votorantim SA, 5.25%, 2/11/16 (h)	510
600	DNB Bank ASA, 3.20%, 4/3/17 (h)	622
200	Export-Import Bank of Korea, 5.88%, 1/14/15	200
200	Export-Import Bank of Korea, 4.13%, 9/9/15	204
200	Export-Import Bank of Korea, 5.13%, 6/29/20	225
200	Export-Import Bank of Korea, 5.00%, 4/11/22	229
1,000	Sumitomo Mitsui Banking Corp., 0.55%, 4/29/16 (b)	999
		3,888
	Diversified Financial Services — 0.01%
175	Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class A, 5.13%, 11/30/24 (h)	181
	Oil, Gas & Consumable Fuels — 0.02%
300	Gazprom OAO, 8.13%, 2/4/15	362
	Total Yankee Dollars	4,506
	Time Deposit — 1.38%
$20,122	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/15	20,122
	Total Time Deposit	20,122
	Mutual Funds — 9.61%
623,805	SSgA U.S. Government Money Market Fund, 0.00% (j)	624
139,928,558	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (j)	139,929
	Total Mutual Funds	140,553
	Repurchase Agreements — 0.72%
$4,200	Citigroup Global Markets, 0.14%, 1/2/15 (Purchased on 12/31/14, proceeds at maturity $4,200,033 collateralized by U.S. Treasury Note, 2.50, 5/15/24 fair value $4,299,315)	4,200
$4,500	Deutsche Bank Securities, Inc., 0.10%, 1/2/15 (Purchased on 12/31/14, proceeds at maturity $4,500,025 collateralized by U.S. Treasury Bond, 3.13, 2/15/43 fair value $4,599,737)	4,500

Shares or Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$1,800	JPMorgan Securities, 0.14%, 1/2/15 (Purchased on 12/31/14, proceeds at maturity $1,800,014 collateralized by U.S. Treasury Note, 1.88, 6/30/15 fair value $1,842,191)	$1,800
	Total Repurchase Agreements	10,500
	Total Investments (cost $1,039,740) — 95.99%	$1,404,181
	Other assets in excess of liabilities — 4.01%	58,703
	Net Assets — 100.00%	$1,462,884

Amounts designated as “—” are $0 or have been rounded to $0.

ˆ	All or part of this security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014, was $326 (amount in thousands).
(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2014.
(c)	Escrow security due to bankruptcy.
(d)	Issuer has defaulted on the payment of interest. These securities have been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio's net assets.
(e)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(f)	Zero Coupon Security. Effective rate shown is as of December 31, 2014.
(g)	Rate disclosed represents effective yield at purchase.
(h)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(i)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(j)	The rate disclosed is the rate in effect on December 31, 2014.

ADR — American Depositary Receipt

LIBOR — Represents the London InterBank Offered Rate

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	PIMCO	Mellon Quality Yield	Sustainable Growth Advisers	HC Capital Solutions	Total
Common Stocks	41.17%	—	27.12%	12.92%	—	81.21%
Corporate Bonds	—	0.36%	—	—	—	0.36%
Asset Backed Securities	—	0.01%	—	—	—	0.01%
Collateralized Mortgage Obligations	—	0.19%	—	—	—	0.19%
Global Bonds	—	0.27%	—	—	—	0.27%
Municipal Bonds	—	0.02%	—	—	—	0.02%
U.S. Government Agency Mortgages	—	0.02%	—	—	—	0.02%
U.S. Treasury Obligations	—	1.89%	—	—	—	1.89%
Yankee Dollars	—	0.31%	—	—	—	0.31%
Time Deposits	0.67%	0.16%	—	0.55%	—	1.38%
Mutual Funds	—	0.04%	—	—	9.57%	9.61%
Repurchase Areements	—	0.72%	—	—	—	0.72%
Other Assets (Liabilities)	-0.01%	-1.03%	-0.01%	0.01%	5.05%	4.01%
Total Net Assets	41.83%	2.96%	27.11%	13.48%	14.62%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2014.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(27)	10 Year U.S. Dollar Deliverable Interest Rate Swap Future	$(2,861)	3/16/15	$(31)
82	10-Year U.S Treasury Note Future	10,397	3/20/15	63
167	S&P 500 E-mini Future	17,138	3/20/15	425
50	S&P 500 Index Future	25,655	3/19/15	950
	Net Unrealized Appreciation/(Depreciation)			1,407
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/14 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
58,000	Australian Dollar	Citibank	2/3/15	$47	$47	$—
3,117,202	Brazilian Real	Bank of America	1/5/15	1,171	1,172	1
15,996,699	Brazilian Real	Citibank	1/5/15	6,475	6,012	(463)
12,501,663	Brazilian Real	JPMorgan Chase	1/5/15	4,729	4,698	(31)
20,835,548	Brazilian Real	BNP Paribas	1/5/15	7,844	7,830	(14)
8,998,114	Brazilian Real	BNP Paribas	2/3/15	3,362	3,355	(7)
6,819,461	Brazilian Real	Deutsche Bank	1/5/15	2,651	2,563	(88)
62,000	British Pound Sterling	Goldman Sachs	2/3/15	97	97	—
999,000	Canadian Dollar	Citibank	3/3/15	858	859	1
3,857,750	Chinese Renminbi	JPMorgan Chase	4/7/16	650	606	(44)
12,485,660	Chinese Renminbi	Deutsche Bank	4/7/16	1,957	1,960	3
21,920,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	3,400	3,465	65
1,826,750	Euro	Citibank	2/19/15	2,288	2,211	(77)
2,594,000	Euro	Bank of America	2/19/15	3,184	3,140	(44)
1,115,031	Euro	Wespac Banking Corp.	2/19/15	1,370	1,350	(20)
23,313,893	Japanese Yen	Bank of America	1/5/15	194	195	1
14,969,871	Japanese Yen	Westpac Banking Corp.	1/5/15	126	125	(1)
27,616,236	Japanese Yen	Citibank	1/5/15	235	231	(4)
59,961,000	Korean Won	Citibank	2/26/15	55	54	(1)
34,555,000	Mexican Peso	Citibank	5/28/15	2,340	2,321	(19)
2,871,000	Mexican Peso	BNP Paribas	2/5/15	212	194	(18)
24,786,959	Mexican Peso	BNP Paribas	4/1/15	1,690	1,671	(19)
30,592,335	Mexican Peso	Bank of America	2/19/15	2,080	2,068	(12)
	Total Currencies Purchased			$47,013	$46,224	$(791)
	Currencies Sold
119,000	Australian Dollar	Goldman Sachs	1/5/15	$97	$97	$—
6,819,461	Brazilian Real	Deutsche Bank	1/5/15	2,567	2,563	4
1,213,915	Brazilian Real	Citibank	1/5/15	515	456	59
20,835,548	Brazilian Real	BNP Paribas	1/5/15	7,946	7,830	116
3,117,202	Brazilian Real	Bank of America	1/5/15	1,174	1,172	2
14,782,783	Brazilian Real	Citibank	1/5/15	5,565	5,556	9
12,501,663	Brazilian Real	JPMorgan Chase	1/5/15	5,299	4,698	601
2,523,501	Brazilian Real	JPMorgan Chase	7/2/15	928	902	26
6,819,461	Brazilian Real	Deutsche Bank	7/2/15	2,514	2,437	77
77,000	British Pound Sterling	JPMorgan Chase	2/3/15	120	120	—
994,000	Canadian Dollar	Citibank	3/3/15	868	855	13
21,920,000	Chinese Renminbi	Citibank	9/8/15	3,424	3,465	(41)
16,343,410	Chinese Renminbi	JPMorgan Chase	4/7/16	2,542	2,566	(24)
614,000	Euro	Citibank	2/19/15	757	743	14
1,370,000	Euro	Bank of America	2/19/15	1,717	1,658	59
7,466,000	Euro	Goldman Sachs	2/19/15	9,313	9,037	276
65,900,000	Japanese Yen	Deutsche Bank	1/5/15	559	550	9
23,314,000	Japanese Yen	Bank of America	2/3/15	194	195	(1)
30,514,767	Mexican Peso	BNP Paribas	2/19/15	2,239	2,062	177
60,316,204	Mexican Peso	Deutsche Bank	5/28/15	4,369	4,052	317
24,709,992	Mexican Peso	JPMorgan Chase	4/1/15	1,802	1,666	136
1,924,000	Mexican Peso	JPMorgan Chase	2/5/15	136	130	6
	Total Currencies Sold			$54,645	$52,810	$1,835
	Net Unrealized/Appreciation(Depreciation)					$1,044

Amounts designated as “—” are $0 or has been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

Interest Rate Swap Agreementsˆ

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	Brazil Cetip Interbank Deposit Rate Index	11.25%	1/4/21	Bank of America	5,800 BRL	(60)	(51)	9
						$(60)	$(51)	$9

Centrally Cleared Interest Rate Swap Agreementsˆ

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	3-Month LIBOR BBA	2.75%	6/19/43	200 USD	$12	$(2)	$(14)
Receive	3-Month LIBOR BBA	3.25%	12/18/43	4,200 USD	201	(487)	(688)
Pay	6-Month BBR BBSW	4.00%	6/18/19	1,600 AUD	2	75	73
Receive	6-Month EURIBOR	1.25%	3/18/25	3,400 EUR	80	163	83
Receive	3-Month LIBOR BBA	2.42%	12/3/24	3,400 USD	—	(42)	(42)
Receive	3-Month LIBOR BBA	2.25%	12/17/19	11,700 USD	(116)	(271)	(155)
Receive	3-Month LIBOR BBA	1.50%	12/17/17	32,200 USD	(50)	(210)	(160)
Pay	6-Month BBR BBSW	4.25%	12/17/24	1,400 AUD	(35)	(110)	(75)
Receive	3-Month BBR BBSW	3.25%	9/21/17	27,000 AUD	5	202	197
Receive	6-Month LIBOR BBA	2.00%	3/18/45	1,700 EUR	36	(274)	(310)
Receive	3-Month LIBOR BBA	2.50%	12/17/21	2,900 USD	(72)	(88)	(16)
Pay	6-Month BBR BBSW	3.25%	12/17/19	200 AUD	1	4	3
Receive	6-Month BBR BBSW	3.75%	12/17/24	100 AUD	(1)	(4)	(3)
					$63	$(1,044)	$(1,107)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 86.55%
	Aerospace & Defense — 1.47%
59	AAR Corp.	$2
62	Aerovironment, Inc. (a)	2
13	Alliant Techsystems, Inc.	2
11	American Science & Engineering, Inc.	1
105	Astronics Corp. (a)	6
2,600	Cubic Corp.	137
5,100	Curtiss-Wright Corp.	360
90	Ducommun, Inc. (a)	2
35	Engility Holdings, Inc. (a)	1
18,000	Erickson Air-Crane, Inc. (a)	150
4,579	Esterline Technologies Corp. (a)	502
90	Exelis, Inc.	2
338	GenCorp, Inc. (a)	6
378	HEICO Corp.	23
19	Moog, Inc., Class – A (a)	1
24	National Presto Industries, Inc.	1
9,485	Orbital Sciences Corp. (a)	255
52	Sparton Corp. (a)	1
8,444	TASER International, Inc. (a)	224
49	Teledyne Technologies, Inc. (a)	5
20	Triumph Group, Inc.	1
		1,684
	Air Freight & Logistics — 0.37%
202	Air Transport Services Group, Inc. (a)	2
39	Atlas Air Worldwide Holdings, Inc. (a)	2
123	Echo Global Logistics, Inc. (a)	4
177	Forward Air Corp.	9
4,106	Hub Group, Inc., Class – A (a)	155
53	Park-Ohio Holdings Corp.	3
19,530	UTI Worldwide, Inc. (a)	236
63	XPO Logistics, Inc. (a)	3
		414
	Airlines — 2.74%
79	Allegiant Travel Co.	12
4,920	American Airlines Group, Inc.	264
33,000	Controladora Vuela Compania de Aviacion SAB de CV, ADR (a)	298
20	Copa Holdings SA, Class – A	2
326	Hawaiian Holdings, Inc. (a)	8
32,821	JetBlue Airways Corp. (a)	521
128	Republic Airways Holdings, Inc. (a)	2
140	SkyWest, Inc.	2
29,444	United Continental Holdings, Inc. (a)	1,969
1,442	Virgin America, Inc. (a)	62
		3,140
	Apparel Retail — 0.01%
84	Destination XL Group, Inc. (a)	—
50	Shoe Carnival, Inc.	1
216	The Men’s Wearhouse, Inc.	10
		11
	Auto Components — 1.70%
383	American Axle & Manufacturing Holdings, Inc. (a)	9
2,178	Autoliv, Inc.	230
106	Cooper Tire & Rubber Co.	4
7,329	Dana Holding Corp.	159

Shares	Security Description	Value (000)
	Auto Components (continued)
153	Dorman Products, Inc. (a)	$7
134	Drew Industries, Inc. (a)	7
12,901	Fox Factory Holding Corp. (a)	209
5,175	Gentherm, Inc. (a)	190
8,664	Modine Manufacturing Co. (a)	118
108	Motorcar Parts of America, Inc. (a)	3
144	Remy International, Inc.	3
34	Shiloh Industries, Inc. (a)	1
28,100	Spartan Motors, Inc.	148
72	Standard Motor Products, Inc.	3
12,739	Stoneridge, Inc. (a)	164
15	Strattec Security Corp.	1
5,900	Superior Industries, Inc.	117
6,886	Tenneco, Inc. (a)	389
222	Tower International, Inc. (a)	6
1,720	TRW Automotive Holdings Corp. (a)	177
		1,945
	Automobiles — 0.00%
165	Winnebago Industries, Inc.	4
	Banks — 4.28%
40	1st Source, Inc.	1
66	American National Bankshares, Inc.	2
8,775	Associated Banc-Corp.	163
40	Banco Latinoamericano de Comercio Exterior SA, Class – E	1
6,508	Bank of the Ozarks, Inc.	247
9,930	BankUnited, Inc.	288
9,966	BBCN Bancorp, Inc.	143
40	Camden National Corp.	2
7	Cardinal Financial Corp.	—
77	CNB Financial Corp.	1
19,797	Columbia Banking System, Inc.	547
10,195	Cullen/Frost Bankers, Inc.	720
109	Eagle BanCorp, Inc. (a)	4
71	Fidelity Southern Corp.	1
60	Financial Institutions, Inc.	2
84	First Bancorp	2
260	First Bancorp (a)	2
80	First Community Bancshares, Inc.	1
199	First Financial Bankshares, Inc.	6
45	First Financial Corp.	2
50	First Interstate BancSystem, Inc.	1
8,225	First Midwest BanCorp, Inc.	141
165	First Niagara Financial Group, Inc.	1
40	Great Southern Bancorp, Inc.	2
50	Hancock Holding Co.	2
60	Heartland Financial USA, Inc.	2
247	Home Bancshares, Inc.	8
59	Horizon Bancorp	2
115	Independent Bank Corp.	2
22	Independent Bank Group, Inc.	1
60	International Bancshares Corp.	2
257	Investors Bancorp, Inc.	3
70	MainSource Financial Group, Inc.	1
2,500	MB Financial, Inc.	82
90	MidSouth Bancorp, Inc.	2
13,549	National Penn Bancshares, Inc.	143

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
60	NBT Bancorp, Inc.	$2
50	Northrim BanCorp, Inc.	1
85	OFG Bancorp	1
12,037	PacWest Bancorp	547
50	Peoples Bancorp, Inc.	1
8,380	Popular, Inc. (a)	285
10,608	Square 1 Financial, Inc., Class – A (a)	262
109	Susquehanna Bancshares, Inc.	1
4,290	SVB Financial Group (a)	498
5,592	Synovus Financial Corp.	151
24,690	TCF Financial Corp.	392
972	Texas Capital Bancshares, Inc. (a)	53
93	TowneBank	1
61	Trustmark Corp.	1
71	Univest Corp. of Pennsylvania	1
9	Viewpoint Financial Group	—
4,703	Webster Financial Corp.	153
40	WesBanco, Inc.	1
228	Western Alliance Bancorp (a)	6
30	Wintrust Financial Corp.	1
		4,888
	Beverages — 0.02%
45	Coca-Cola Bottling Co. Consolidated	4
59	Craft Brew Alliance, Inc. (a)	1
68	National Beverage Corp. (a)	2
47	The Boston Beer Co., Inc., Class – A (a)	13
		20
	Biotechnology — 3.32%
5,786	Acadia Pharmaceuticals, Inc. (a)	184
99	Acceleron Pharma, Inc. (a)	4
120	Achillion Pharmaceuticals, Inc. (a)	1
304	Acorda Therapeutics, Inc. (a)	12
93	Actinium Pharmaceuticals, Inc. (a)	1
12	Adamas Pharmaceuticals, Inc. (a)	—
175	Aegerion Pharmaceuticals, Inc. (a)	4
222	Agenus, Inc. (a)	1
85	Agios Pharmaceuticals, Inc. (a)	10
32	Akebia Therapeutics, Inc. (a)	—
35	Alder Biopharmaceuticals, Inc. (a)	1
90	AMAG Pharmaceuticals, Inc. (a)	4
71	Anacor Pharmaceuticals, Inc. (a)	2
46	Applied Genetic Technologies Corp. (a)	1
36	Ardelyx, Inc. (a)	1
1,224	Arena Pharmaceuticals, Inc. (a)	4
932	ARIAD Pharmaceuticals, Inc. (a)	6
588	Array BioPharma, Inc. (a)	3
278	Arrowhead Research Corp.ˆ (a)	2
30	Atara Biotherapeutics, Inc. (a)	1
47	Auspex Pharmaceuticals, Inc. (a)	2
31	Avalanche Biotechnologies, Inc. (a)	2
337	BioCryst Pharmaceuticals, Inc. (a)	4
974	BioMarin Pharmaceutical, Inc. (a)	88
24	BioSpecifics Technologies Corp. (a)	1
248	BioTime, Inc. (a)	1
123	Bluebird Bio, Inc. (a)	11
42	Calithera Biosciences, Inc. (a)	1

Shares	Security Description	Value (000)
	Biotechnology (continued)
32	Cara Therapeutics, Inc. (a)	$—
4,459	Celladon Corp. (a)	87
458	Celldex Therapeutics, Inc. (a)	8
72	Cellular Dynamics International, Inc. (a)	—
8,574	Cepheid, Inc. (a)	465
173	Chimerix, Inc. (a)	7
140	Clovis Oncology, Inc. (a)	8
20	Coherus Biosciences, Inc. (a)	–
715	CTI BioPharma Corp. (a)	2
741	Cytori Therapeutics, Inc. (a)	—
46	CytRx Corp. (a)	—
29	Dicerna Pharmaceuticals, Inc. (a)	—
8,280	Dyax Corp. (a)	116
33	Eleven Biotherapeutics, Inc. (a)	—
98	Emergent BioSolutions, Inc. (a)	3
62	Enanta Pharmaceuticals, Inc. (a)	3
77	Epizyme, Inc. (a)	1
40	Esperion Therapeutics, Inc. (a)	2
26,360	Exact Sciences Corp.ˆ (a)	724
1,060	Exelixis, Inc. (a)	2
48	Fibrogen, Inc. (a)	1
91	Five Prime Therapeutics, Inc. (a)	2
27	Flexion Therapeutics, Inc. (a)	1
84	Foundation Medicine, Inc. (a)	2
173	Galectin Therapeutics, Inc. (a)	1
598	Galena Biopharma, Inc. (a)	1
48	Genocea Biosciences, Inc. (a)	—
6,361	Genomic Health, Inc. (a)	204
584	Halozyme Therapeutics, Inc. (a)	6
113	Heron Therapeutics, Inc. (a)	1
52	Hyperion Therapeutics, Inc. (a)	1
242	Idera Pharmaceuticals, Inc. (a)	1
29	Immune Design Corp. (a)	1
522	ImmunoGen, Inc. (a)	3
404	Immunomedics, Inc. (a)	2
271	Infinity Pharmaceuticals, Inc. (a)	5
324	Inovio Pharmaceuticals, Inc. (a)	3
276	Insmed, Inc. (a)	4
60	Insys Therapeutics, Inc. (a)	3
201	Intrexon Corp. (a)	6
678	Ironwood Pharmaceuticals, Inc. (a)	10
5,294	Isis Pharmaceuticals, Inc. (a)	328
82	Karyopharm Therapeutics, Inc. (a)	3
540	Keryx Biopharmaceuticals, Inc.ˆ (a)	8
5,783	Kindred Biosciences, Inc. (a)	43
45	Kite Pharma, Inc. (a)	3
105	KYTHERA Biopharmaceuticals, Inc. (a)	4
1,131	Lexicon Pharmaceuticals, Inc. (a)	1
117	Ligand Pharmaceuticals, Inc., Class – B (a)	6
121	MacroGenics, Inc. (a)	4
1,290	MannKind Corp.ˆ (a)	7
523	Merrimack Pharmaceuticals, Inc. (a)	6
526	MiMedx Group, Inc. (a)	6
29	Mirati Therapeutics, Inc. (a)	1
290	Momenta Pharmaceuticals, Inc. (a)	3
5,610	Myriad Genetics, Inc.ˆ (a)	191
173	NanoViricides, Inc. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
645	Navidea Biopharmaceuticals, Inc. (a)	$1
76	NeoStem, Inc. (a)	—
337	Neuralstem, Inc. (a)	1
430	Neurocrine Biosciences, Inc. (a)	10
120	NewLink Genetics Corp. (a)	5
270	Northwest Biotherapeutics, Inc. (a)	1
1,308	Novavax, Inc. (a)	8
5,558	NPS Pharmaceuticals, Inc. (a)	199
153	Ohr Pharmaceutical, Inc. (a)	1
5,986	OncoMed Pharmaceuticals, Inc.ˆ (a)	130
359	Oncothyreon, Inc. (a)	1
2,559	Ophthotech Corp. (a)	115
1,118	Opko Health, Inc. (a)	11
681	Orexigen Therapeutics, Inc. (a)	4
364	Organovo Holdings, Inc. (a)	3
107	Osiris Therapeutics, Inc. (a)	2
32	Otonomy, Inc. (a)	1
1,208	PDL BioPharma, Inc.ˆ	9
840	Peregrine Pharmaceuticals, Inc. (a)	1
241	Portola Pharmaceuticals, Inc. (a)	7
125	Progenics Pharmaceuticals, Inc. (a)	1
45	Prothena Corp. PLC (a)	1
2,776	PTC Therapeutics, Inc. (a)	144
132	Puma Biotechnology, Inc. (a)	25
39	Radius Health, Inc. (a)	2
326	Raptor Pharmaceuticals Corp. (a)	3
126	Receptos, Inc. (a)	15
224	Regado Biosciences, Inc. (a)	—
81	Regulus Therapeutics, Inc. (a)	1
3,406	Repligen Corp. (a)	67
104	Retrophin, Inc. (a)	1
25	Sage Therapeutics, Inc. (a)	1
5,784	Sangamo BioSciences, Inc. (a)	88
247	Sarepta Therapeutics, Inc. (a)	4
4,155	Seattle Genetics, Inc. (a)	134
100	Spectrum Pharmaceuticals, Inc. (a)	1
54	Stemline Therapeutics, Inc. (a)	1
275	Sunesis Pharmaceuticals, Inc. (a)	1
121	Synageva BioPharma Corp. (a)	11
494	Synergy Pharmaceuticals, Inc.	2
322	Synta Pharmaceuticals Corp. (a)	1
40	T2 Biosystems, Inc. (a)	1
116	Tesaro, Inc. (a)	4
148	Tetraphase Pharmaceuticals, Inc. (a)	6
140	TG Therapeutics, Inc. (a)	2
440	Theravance, Inc.ˆ	6
355	Threshold Pharmaceuticals, Inc. (a)	1
18	Tokai Pharmaceuticals, Inc. (a)	—
1,192	Ultragenyx Pharmaceutical, Inc. (a)	52
219	Vanda Pharmaceuticals, Inc. (a)	3
38	Verastem, Inc. (a)	—
26	Versartis, Inc. (a)	1
49,200	Vical, Inc. (a)	52
17	Vitae Pharmaceuticals, Inc. (a)	—
36	Vital Therapies, Inc. (a)	1
27	Xencor, Inc. (a)	—

Shares	Security Description	Value (000)
	Biotechnology (continued)
394	XOMA Corp. (a)	$1
30	Zafgen, Inc. (a)	1
435	ZIOPHARM Oncology, Inc. (a)	2
		3,799
	Building Products — 1.67%
239	AAON, Inc.	5
49	Advanced Drainage Systems, Inc.	1
75	American Woodmark Corp. (a)	3
92	Apogee Enterprises, Inc.	4
3,100	Armstrong World Industries, Inc. (a)	158
272	Builders FirstSource, Inc. (a)	2
69	Continental Building Products, Inc. (a)	1
8,875	Gibraltar Industries, Inc. (a)	144
8,921	Griffon Corp.	119
96	Insteel Industries, Inc.	2
4,750	Lennox International, Inc.	453
4,298	Masonite International Corp. (a)	264
7,060	NCI Building Systems, Inc. (a)	131
33	Norcraft Cos., Inc. (a)	1
55	Nortek, Inc. (a)	4
47	Patrick Industries, Inc. (a)	2
276	PGT, Inc. (a)	3
92	Ply Gem Holdings, Inc. (a)	1
19	Quanex Building Products Corp.	—
2,210	Simpson Manufacturing Co., Inc.	76
4,510	Trex Co., Inc. (a)	192
6,543	Universal Forest Products, Inc.	349
		1,915
	Capital Markets — 1.44%
36	Arlington Asset Investment Corp.	1
287	BGC Partners, Inc., Class – A	3
74	Calamos Asset Management, Inc., Class – A	1
5,500	Capital Southwest Corp.	208
109	Cohen & Steers, Inc.	5
73,400	Cowen Group, Inc. (a)	351
16	Diamond Hill Investment Group, Inc.	2
187	Evercore Partners, Inc., Class – A	10
40	FBR & Co. (a)	1
292	Financial Engines, Inc.	11
48	GAMCO Investors, Inc., Class – A	4
160	Greenhill & Co., Inc.	7
186	HFF, Inc., Class – A	7
27	International Fcstone, Inc. (a)	1
598	Ladenburg Thalmann Financial Services, Inc. (a)	2
3,000	LPL Financial Holdings, Inc.	134
57	Manning & Napier, Inc.	1
46	Marcus & Millichap, Inc. (a)	2
4	Moelis & Co., Class – A	—
50	Om Asset Management PLC (a)	1
41	Oppenheimer Holdings, Inc., Class – A	1
76	Pzena Investment Management, Inc.	1
4,315	Raymond James Financial, Inc.	246
16	RCS Capital Corp., Class – A	—
46	Silvercrest Asset Management Group, Inc.	1
10,644	Stifel Financial Corp. (a)	542
40	Virtus Investment Partners, Inc.	7

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
1,759	Waddell & Reed Financial, Inc., Class – A	$88
43	Westwood Holdings Group, Inc.	3
610	WisdomTree Investments, Inc.	10
		1,651
	Chemicals — 2.23%
85	A. Schulman, Inc.	3
121	Advanced Emissions Solutions, Inc. (a)	3
3,013	Albemarle Corp.	181
40	Axiall Corp.	2
172	Balchem Corp.	11
6,968	Cabot Corp.	306
301	Calgon Carbon Corp. (a)	6
1,360	Celanese Corp., Series A	82
86	Chase Corp.	3
483	Chemtura Corp. (a)	12
405	Ferro Corp. (a)	5
4,983	Flotek Industries, Inc. (a)	93
3,122	FMC Corp.	178
156	FutureFuel Corp.	2
284	H.B. Fuller Co.	13
3	Hawkins, Inc.	—
77	Innophos Holdings, Inc.	5
30	Innospec, Inc.	1
185	Koppers Holdings, Inc.	5
15,300	Kraton Performance Polymers, Inc. (a)	318
16	Kronos Worldwide, Inc.	—
12,800	Landec Corp. (a)	177
165	Marrone Bio Innovations, Inc. (a)	1
4,308	Methanex Corp.	197
58	Minerals Technologies, Inc.	4
1,096	NewMarket Corp.	442
69	Olin Corp.	2
257	Omnova Solutions, Inc. (a)	2
7,795	PolyOne Corp.	296
55	Quaker Chemical Corp.	5
217	Senomyx, Inc. (a)	1
10	Sensient Technologies Corp.	1
93	Stepan Co.	4
88	Trecora Resources (a)	1
7,870	Tronox Ltd., Class – A	188
33	Zep, Inc.	—
		2,550
	Commercial Services & Supplies — 1.07%
51	ABM Industries, Inc.	1
160	ACCO Brands Corp. (a)	1
3,161	ARC Document Solutions, Inc. (a)	32
256	Casella Waste Systems, Inc. (a)	1
261	Cenveo, Inc. (a)	1
166	Deluxe Corp.	10
58	EnerNOC, Inc. (a)	1
107	Ennis, Inc.	1
398	Healthcare Services Group, Inc.	12
72	Heritage-Crystal Clean, Inc. (a)	1
2,805	Herman Miller, Inc.	83
236	HNI Corp.	12
33	InnerWorkings, Inc. (a)	—

Shares	Security Description	Value (000)
	Commercial Services & Supplies (continued)
376	Interface, Inc.	$6
5,190	KAR Auction Services, Inc.	181
158	Kimball International, Inc., Class – B	1
274	Knoll, Inc.	6
6,191	Mobile Mini, Inc.	252
167	MSA Safety, Inc.	9
35	Multi-Color Corp.	2
139	Performant Financial Corp. (a)	1
70	Quad Graphics, Inc.	2
184	Quest Resource Holding Corp. (a)	—
80	R.R. Donnelley & Sons Co.	1
2,331	Ritchie Bros. Auctioneers, Inc.	63
82	SP Plus Corp. (a)	2
551	Steelcase, Inc., Class – A	10
2,913	Team, Inc. (a)	118
6,146	Tetra Tech, Inc.	164
2,447	The Brink’s Co.	60
10	UniFirst Corp.	1
4,033	United Stationers, Inc.	170
120	US Ecology, Inc.	5
162	West Corp.	5
		1,215
	Communications Equipment — 0.60%
2,550	ADTRAN, Inc.	56
59	Alliance Fiber Optic Products, Inc.	1
72	Applied Optoelectronics, Inc. (a)	1
605	Aruba Networks, Inc. (a)	11
65	BEL Fuse, Inc., Class – B	2
57	Black Box Corp.	1
200	CalAmp Corp. (a)	4
595	Ciena Corp. (a)	12
52	Clearfield, Inc. (a)	1
343	Extreme Networks, Inc. (a)	1
559	Finisar Corp. (a)	11
55	Harmonic, Inc. (a)	—
589	Infinera Corp. (a)	9
211	InterDigital, Inc.	11
53	Ixia (a)	1
90	KVH Industries, Inc. (a)	1
52	NumereX Corp., Class – A (a)	1
901	ParkerVision, Inc. (a)	1
21,700	PC-Telephone, Inc.	187
213	Plantronics, Inc.	11
356	Polycom, Inc. (a)	5
42	Procera Networks, Inc. (a)	—
346	Ruckus Wireless, Inc. (a)	4
367	ShoreTel, Inc. (a)	3
4,390	Sierra Wireless, Inc.ˆ (a)	208
31,583	Sonus Networks, Inc. (a)	124
58	TESSCO Technologies, Inc.	2
167	Ubiquiti Networks, Inc.	5
235	ViaSat, Inc. (a)	15
		689
	Computer & Electronics Retail — 0.00%
63	hhgregg, Inc. (a)	—
	Computer Storage & Peripherals — 0.00%
366	Quantum Corp. (a)	1

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Computer Storage & Peripherals (continued)
466	Violin Memory, Inc. (a)	$2
		3
	Construction & Engineering — 0.80%
18	Aegion Corp. (a)	—
36	Argan, Inc.	1
40	Chicago Bridge & Iron Co.	2
28	Comfort Systems USA, Inc.	—
170	Dycom Industries, Inc. (a)	6
19,795	Furmanite Corp. (a)	155
31	Great Lakes Dredge & Dock Co. (a)	—
2,820	KBR, Inc.	48
13,755	MasTec, Inc. (a)	311
60	MYR Group, Inc. (a)	2
3,684	Primoris Services Corp.	86
6,147	Quanta Services, Inc. (a)	175
5,231	Tutor Perini Corp. (a)	126
		912
	Construction Materials — 1.06%
9,969	CaesarStone Sdot Yam Ltd.	595
5,100	Eagle Materials, Inc.	388
6,726	Headwaters, Inc. (a)	101
1,190	Martin Marietta Materials, Inc.	131
9	United States Lime & Minerals, Inc.	1
78	US Concrete, Inc. (a)	2
		1,218
	Consumer Finance — 0.41%
38	Credit Acceptance Corp. (a)	5
99	Encore Capital Group, Inc. (a)	4
50	Enova International, Inc. (a)	1
87	EZCORP, Inc., Class – A (a)	1
164	First Cash Financial Services, Inc. (a)	9
5,570	Green Dot Corp., Class – A (a)	114
23	Nelnet, Inc., Class – A	1
72	Nicholas Financial, Inc. (a)	1
5,539	PRA Group, Inc. (a)	322
60	Santander Consumer USA Holdings, Inc.	1
60	World Acceptance Corp. (a)	5
		464
	Containers & Packaging — 1.17%
17	AEP Industries, Inc. (a)	1
6,341	AptarGroup, Inc.	424
22,523	Berry Plastics Group, Inc. (a)	711
1,859	Graphic Packaging Holding Co. (a)	25
34	Greif, Inc., Class – A	2
162	Myers Industries, Inc.	3
2,195	Packaging Corp. of America	171
		1,337
	Data Processing & Outsourced Services — 0.00%
4	Alliance Data Systems Corp. (a)	1
	Distributors — 0.01%
13	Core-Mark Holding Co., Inc.	1
256	Pool Corp.	16
		17
	Diversified Consumer Services — 0.28%
5,992	2U, Inc. (a)	117

Shares	Security Description	Value (000)
	Diversified Consumer Services (continued)
100	American Public Education, Inc. (a)	$4
54	Apollo Group, Inc., Class – A (a)	2
169	Bright Horizons Family Solutions, Inc. (a)	8
66	Capella Education Co.	5
718	Career Education Corp. (a)	5
13	Carriage Services, Inc.	—
31	Collectors Universe, Inc.	1
265	Grand Canyon Education, Inc. (a)	12
356	Hillenbrand, Inc.	12
4	ITT Educational Services, Inc. (a)	—
238	K12, Inc. (a)	3
17	Liberty Tax, Inc. (a)	1
456	LifeLock, Inc. (a)	8
2,400	Matthews International Corp., Class – A	117
346	Sotheby’s	15
41	Steiner Leisure Ltd. (a)	2
61	Strayer Education, Inc. (a)	5
154	Weight Watchers International, Inc. (a)	4
		321
	Diversified Financial Services — 0.38%
2,750	Interactive Brokers Group, Inc., Class – A	80
6,775	Leucadia National Corp.	153
214	MarketAxess Holdings, Inc.	15
3,005	On Deck Capital, Inc. (a)	67
4,809	PHH Corp. (a)	115
		430
	Diversified Telecommunication Services — 0.91%
168	8x8, Inc. (a)	2
288	Cincinnati Bell, Inc. (a)	1
13,924	Cogent Communications Group, Inc.	492
200	Consolidated Communications Holdings, Inc.	6
84	FairPoint Communications, Inc. (a)	1
210	General Communication, Inc., Class – A (a)	3
52	Hawaiian Telcom Holdco, Inc. (a)	1
160	IDT Corp.	3
320	inContact, Inc. (a)	3
192	Inteliquent, Inc.	4
29	Intelsat SA (a)	1
83	Lumos Networks Corp.	1
108	MagicJack VocalTec Ltd. (a)	1
50,100	ORBCOMM, Inc. (a)	328
18,909	Premiere Global Services, Inc. (a)	201
		1,048
	Electric Utilities — 0.62%
8,904	El Paso Electric Co.	357
8,454	ITC Holdings Corp.	342
93	PNM Resources, Inc.	3
66	Portland General Electric Co.	2
170	Spark Energy, Inc., Class – A	2
92	The Empire District Electric Co.	3
57	UIL Holdings Corp.	2
70	Unitil Corp.	3
		714
	Electrical Components & Equipment — 0.00%
38	Vicor Corp. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment — 1.19%
2,630	Acuity Brands, Inc.	$368
145	AZZ, Inc.	7
5,725	Brady Corp.	157
3,057	Capstone Turbine Corp.ˆ (a)	2
96	Encore Wire Corp.	4
4,061	EnerSys	251
11,182	Enphase Energy, Inc. (a)	160
251	Franklin Electric Co., Inc.	9
1,365	FuelCell Energy, Inc. (a)	2
391	Generac Holdings, Inc. (a)	18
12,400	General Cable Corp.	185
685	Hubbell, Inc., Class – B	73
19,300	Orion Energy Systems, Inc. (a)	106
256	Polypore International, Inc. (a)	12
27	Power Solutions International, Inc. (a)	1
30	Preformed Line Products Co.	2
25	Regal-Beloit Corp.	2
213	Revolution Lighting Technologies, Inc. (a)	—
177	Thermon Group Holdings, Inc. (a)	4
		1,363
	Electronic Equipment, Instruments & Components — 3.69%
68	Anixter International, Inc. (a)	6
80	Badger Meter, Inc.	5
7,809	Belden, Inc.	614
61	Benchmark Electronics, Inc. (a)	2
8,989	Cognex Corp. (a)	371
7	Coherent, Inc. (a)	—
5,462	Control4 Corp. (a)	84
115	CUI Global, Inc. (a)	1
154	Daktronics, Inc.	2
35	Dolby Laboratories, Inc., Class – A	2
8,057	DTS, Inc. (a)	248
120	Electro Rent Corp.	2
100	Fabrinet (a)	3
84	FARO Technologies, Inc. (a)	5
240	FEI Co.	22
25,791	Flextronics International Ltd. (a)	288
5,863	Insight Enterprises, Inc. (a)	152
402	InvenSense, Inc.ˆ (a)	7
3,495	IPG Photonics Corp. (a)	262
6,100	Itron, Inc. (a)	258
10,717	Jabil Circuit, Inc.	234
138	Kimball Electronics, Inc. (a)	2
3,655	Littelfuse, Inc.	353
162	Maxwell Technologies, Inc. (a)	1
15	Mesa Laboratories, Inc.	1
223	Methode Electronics, Inc.	8
85	MTS Systems Corp.	6
7,300	Multi-Fineline Electronix, Inc. (a)	82
186	Newport Corp. (a)	4
27	OSI Systems, Inc. (a)	2
70	PC Connection, Inc.	2
117	Plexus Corp. (a)	5
235	RealD, Inc. (a)	3
5,961	Rogers Corp. (a)	484

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components (continued)
66	Sanmina Corp. (a)	$2
258	Speed Commerce, Inc. (a)	1
41	SYNNEX Corp.	3
2,773	Tech Data Corp. (a)	175
13,889	Trimble Navigation Ltd. (a)	368
224	TTM Technologies, Inc. (a)	2
5,219	Universal Display Corp.ˆ (a)	145
119	Vishay Intertechnology, Inc.	2
		4,219
	Energy Equipment & Services — 1.41%
6,296	Atwood Oceanics, Inc. (a)	180
183	Basic Energy Services, Inc. (a)	1
239	C&J Energy Services, Inc. (a)	3
111	CARBO Ceramics, Inc.ˆ	4
101	Dawson Geophysical Co.	1
33	Diamond Offshore Drilling, Inc.	1
2,481	Dril-Quip, Inc. (a)	191
133	Forum Energy Technologies, Inc. (a)	3
9	Geospace Technologies Corp. (a)	—
106	Glori Energy, Inc. (a)	—
7,246	Gulf Island Fabrication, Inc.	140
39	GulfMark Offshore, Inc., Class – A	1
11,947	Helix Energy Solutions Group, Inc. (a)	260
153	ION Geophysical Corp. (a)	—
160	Matrix Service Co. (a)	4
32,062	McDermott International, Inc. (a)	94
11,300	Mitcham Industries, Inc. (a)	67
110	Nabors Industries Ltd.	2
27,510	Newpark Resources, Inc. (a)	263
64	Nordic American Offshore Ltd.	1
200	North Atlantic Drilling Ltd.	—
410	Parker Drilling Co. (a)	1
39	PHI, Inc. (a)	1
259	Pioneer Energy Services Corp. (a)	1
193	Profire Energy, Inc. (a)	—
72	RigNet, Inc. (a)	3
19,193	Superior Energy Services, Inc.	388
103	Tesco Corp.	1
34	Unit Corp. (a)	1
1,891	Vantage Drilling Co. (a)	1
200	Willbros Group, Inc. (a)	1
		1,614
	Food & Staples Retailing — 0.80%
9,435	Casey’s General Stores, Inc.	853
75	Chefs’ Warehouse Holdings LLC (a)	2
32	Diplomat Pharmacy, Inc. (a)	1
145	Fairway Group Holdings Corp. (a)	—
92	Ingles Markets, Inc., Class – A	3
265	Liberator Medical Holdings, Inc.	1
45	Natural Grocers by Vitamin Cottage, Inc. (a)	1
103	PriceSmart, Inc.	9
24	Smart & Final Stores, Inc. (a)	—
148	The Andersons, Inc.	8
243	The Fresh Market, Inc. (a)	10
282	United Natural Foods, Inc. (a)	22

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food & Staples Retailing (continued)
119	Village Super Market, Inc., Class – A	$3
		913
	Food Products — 0.07%
288	B&G Foods, Inc., Class – A	9
341	Boulder Brands, Inc. (a)	4
82	Calavo Growers, Inc.	4
213	Cal-Maine Foods, Inc.	8
196	Darling Ingredients, Inc. (a)	4
132	Diamond Foods, Inc. (a)	4
42	Farmer Brothers Co. (a)	1
42	Fresh Del Monte Produce, Inc.	1
23	Freshpet, Inc. (a)	—
69	Inventure Foods, Inc. (a)	1
85	J&J Snack Foods Corp.	9
30	John B Sanfilippo & Son, Inc.	1
65	Lancaster Colony Corp.	6
15	Lifeway Foods, Inc. (a)	—
60	Limoneira Co.	1
150	Omega Protein Corp. (a)	2
127	Sanderson Farms, Inc.	11
1	Seaboard Corp. (a)	4
103	Tootsie Roll Industries, Inc.	3
123	TreeHouse Foods, Inc. (a)	11
		84
	Gas Utilities — 0.61%
44	Southwest Gas Corp.	3
18,417	UGI Corp.	699
		702
	Health Care Equipment & Supplies — 5.26%
127	Abaxis, Inc.	7
3,701	Abiomed, Inc. (a)	141
454	Accuray, Inc. (a)	3
86	Anika Therapeutics, Inc. (a)	4
614	Antares Pharma, Inc. (a)	2
116	AtriCure, Inc. (a)	2
9	Atrion Corp.	3
192	Cantel Medical Corp.	8
155	Cardiovascular Systems, Inc. (a)	5
433	Cerus Corp. (a)	3
147	Cyberonics, Inc. (a)	8
42	Cynosure, Inc. (a)	1
25,354	DexCom, Inc. (a)	1,397
1,770	Edwards Lifesciences Corp. (a)	225
362	Endologix, Inc. (a)	6
80	Exactech, Inc. (a)	2
244	GenMark Diagnostics, Inc. (a)	3
373	Globus Medical, Inc. (a)	9
40	Greatbatch, Inc. (a)	2
21	Haemonetics Corp. (a)	1
50	Halyard Health, Inc. (a)	2
1,596	HeartWare International, Inc. (a)	117
35	Inogen, Inc. (a)	1
26,509	Insulet Corp. (a)	1,222
62	Integra LifeSciences Holdings Corp. (a)	3
41	K2M Group Holdings, Inc. (a)	1
1,915	LDR Holding Corp. (a)	63

Shares	Security Description	Value (000)
	Health Care Equipment & Supplies (continued)
253	Masimo Corp. (a)	$7
231	Meridian Bioscience, Inc.	4
182	Natus Medical, Inc. (a)	7
6,177	Neogen Corp. (a)	306
24	Nevro Corp. (a)	1
8,225	Novadaq Technologies, Inc. (a)	137
221	NuVasive, Inc. (a)	10
347	NxStage Medical, Inc. (a)	6
42	Ocular Therapeutix, Inc. (a)	1
61	Oxford Immunotec Global PLC (a)	1
153	Quidel Corp. (a)	4
62	Rockwell Medical Technologies, Inc. (a)	1
209	STAAR Surgical Co. (a)	2
5,665	STERIS Corp.	367
10	SurModics, Inc. (a)	—
35	Tandem Diabetes Care, Inc. (a)	—
3,761	The Cooper Cos., Inc.	610
7,786	The Spectranetics Corp. (a)	269
322	Thoratec Corp. (a)	10
38	TriVascular Technologies, Inc. (a)	—
35,984	Unilife Corp.ˆ (a)	121
19	Utah Medical Products, Inc.	1
100	Vascular Solutions, Inc. (a)	3
50	Veracyte, Inc. (a)	—
303	Volcano Corp. (a)	5
11,387	West Pharmaceutical Services, Inc.	606
142	Wright Medical Group, Inc. (a)	4
10,064	Zeltiq Aesthetics, Inc. (a)	281
		6,005
	Health Care Providers & Services — 2.69%
11	AAC Holdings, Inc. (a)	—
17,090	Acadia Healthcare Co., Inc. (a)	1,046
11	Adeptus Health, Inc., Class – A (a)	—
222	Air Methods Corp. (a)	10
19	Alliance HealthCare Services, Inc. (a)	—
65	Almost Family, Inc. (a)	2
86	AmSurg Corp. (a)	5
138	Bio-Reference Laboratories, Inc. (a)	4
75	Biotelemetry, Inc. (a)	1
161	Capital Senior Living Corp. (a)	4
3,194	Catamaran Corp. (a)	165
116	Chemed Corp.	12
27	Civitas Solutions, Inc. (a)	—
66	CorVel Corp. (a)	2
3,801	ExamWorks Group, Inc. (a)	158
390	Five Star Quality Care, Inc. (a)	2
190	Gentiva Health Services, Inc. (a)	4
81	Hanger, Inc. (a)	2
32	HealthEquity, Inc. (a)	1
430	HealthSouth Corp.	17
92	Healthways, Inc. (a)	2
1,924	iKang Healthcare Group, Inc., ADR (a)	29
60	IPC The Hospitalist Co., Inc. (a)	3
94	Kindred Healthcare, Inc.	2
52	Landauer, Inc.	2
60	LHC Group, Inc. (a)	2
9,255	LifePoint Hospitals, Inc. (a)	666

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
30	Magellan Health Services, Inc. (a)	$2
4,450	MEDNAX, Inc. (a)	294
205	Molina Heathcare, Inc. (a)	11
1,515	MWI Veterinary Supply, Inc. (a)	257
26	National Healthcare Corp.	2
57	National Research Corp., Class – A	1
1,954	Owens & Minor, Inc.	69
67	Providence Service Corp. (a)	2
160	RadNet, Inc. (a)	1
546	Select Medical Holdings Corp.	8
343	Skilled Healthcare Group, Inc. (a)	3
71	Surgical Care Affiliates, Inc. (a)	2
1,979	Team Health Holdings, Inc. (a)	114
142	The Ensign Group, Inc.	6
70	Triple-S Management Corp., Class – A (a)	2
72	U.S. Physical Therapy, Inc.	3
1,862	WellCare Health Plans, Inc. (a)	153
		3,071
	Health Care Supplies — 0.06%
6,701	OraSure Technologies, Inc. (a)	68
	Health Care Technology — 0.94%
9,200	Allscripts Healthcare Solutions, Inc. (a)	117
44	Castlight Health, Inc., Class – B (a)	1
62	Computer Programs & Systems, Inc.	4
128	HealthStream, Inc. (a)	4
497	HMS Holdings Corp. (a)	11
32	Imprivata, Inc. (a)	—
324	MedAssets, Inc. (a)	6
11,924	Medidata Solutions, Inc. (a)	570
362	Merge Healthcare, Inc. (a)	1
10,761	Omnicell, Inc. (a)	356
278	Quality Systems, Inc.	4
115	Vocera Communications, Inc. (a)	1
		1,075
	Hotels, Restaurants & Leisure — 2.39%
34	BJ’s Restaurant, Inc. (a)	2
438	Bloomin’ Brands, Inc. (a)	11
332	Boyd Gaming Corp. (a)	4
88	Bravo Brio Restaurant Group, Inc. (a)	1
4,000	Buffalo Wild Wings, Inc. (a)	723
210	Caesars Acquisition Co., Class – A (a)	2
25	Caesars Entertainment Corp. (a)	—
31,600	Century Casinos, Inc. (a)	160
47	Churchill Downs, Inc.	4
90	Chuy’s Holdings, Inc. (a)	2
132	ClubCorp Holdings, Inc.	2
102	Cracker Barrel Old Country Store, Inc.	14
19	Dave & Buster’s Entertainment, Inc. (a)	1
5,224	Del Frisco’s Restaurant Group, Inc. (a)	124
354	Denny’s Corp. (a)	4
5,765	Diamond Resorts International, Inc. (a)	161
39	DineEquity, Inc.	4
22	El Pollo Loco Holdings, Inc. (a)	—
16	Famous Dave’s of America, Inc. (a)	—
5,307	Fiesta Restaurant Group, Inc. (a)	323
30	Hyatt Hotels Corp., Class – A (a)	2

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
55	Ignite Restaurant Group, Inc. (a)	$—
5,566	International Speedway Corp., Class – A	176
276	Interval Leisure Group, Inc.	6
227	Jack in the Box, Inc.	18
89	Jamba, Inc. (a)	1
368	Krispy Kreme Doughnuts, Inc. (a)	7
8,615	La Quinta Holdings, Inc. (a)	190
50	Life Time Fitness, Inc. (a)	3
123	Marcus Corp.	2
114	Monarch Casino & Resort, Inc. (a)	2
62	Morgans Hotel Group Co. (a)	—
18	Nathan’s Famous, Inc. (a)	1
65	Noodles & Co. (a)	2
173	Papa John’s International, Inc.	10
44	Papa Murphy’s Holdings, Inc. (a)	1
337	Pinnacle Entertainment, Inc. (a)	7
134	Popeyes Louisiana Kitchen, Inc. (a)	8
81	Potbelly Corp. (a)	1
80	Red Robin Gourmet Burgers, Inc. (a)	6
31,660	Ruby Tuesday, Inc. (a)	217
278	Ruth’s Hospitality Group, Inc.	4
195	Scientific Games Corp. (a)	2
120	SeaWorld Entertainment, Inc.	2
215	Sonic Corp.	6
90	Speedway Motorsports, Inc.	2
5,870	Texas Roadhouse, Inc., Class – A	198
284	The Cheesecake Factory, Inc.	14
16	The Habit Restaurants, Inc. (a)	1
2,964	Vail Resorts, Inc.	270
1,134	Zoe’s Kitchen, Inc. (a)	34
		2,735
	Household Durables — 0.50%
63	Beazer Homes USA, Inc. (a)	1
53	Cavco Industries, Inc. (a)	4
61	CSS Industries, Inc.	2
50	Flexsteel Industries, Inc.	2
3,128	Harman International Industries, Inc.	333
65	Helen of Troy Ltd. (a)	4
45	Installed Building Products, Inc. (a)	1
622	iRobot Corp. (a)	21
349	KB Home	6
252	La-Z-Boy, Inc.	7
38	LGI Homes, Inc. (a)	1
122	Libbey, Inc. (a)	4
118	Lifetime Brands, Inc.	2
4,938	Meritage Homes Corp. (a)	177
28	NACCO Industries, Inc., Class – A	2
77	The Dixie Group, Inc. (a)	1
67	TRI Pointe Homes, Inc. (a)	1
57	Turtle Beach Corp. (a)	—
90	Universal Electronics, Inc. (a)	6
16	William Lyon Homes, Class – A (a)	—
		575
	Household Products — 0.01%
32	Central Garden & Pet Co., Class – A (a)	—
207	Harbinger Group, Inc. (a)	3
36	Oil-Dri Corp. of America	1

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Products (continued)
31	Orchids Paper Products Co.	$1
84	WD-40 Co.	7
		12
	Independent Power and Renewable Electricity Producers — 0.01%
13	Abengoa Yield PLC	—
40	Ormat Technologies, Inc.	1
223	Pattern Energy Group, Inc.	6
36	TerraForm Power, Inc., Class – A	1
		8
	Industrial Conglomerates — 0.13%
1,648	Carlisle Cos., Inc.	149
204	Raven Industries, Inc.	5
		154
	Insurance — 2.67%
867	Alleghany Corp. (a)	402
4,196	American Equity Investment Life Holding Co.	122
12,329	American Financial Group, Inc.	748
127	AmTrust Financial Services, Inc.	7
7,057	Argo Group International Holdings Ltd.	391
1,917	Aspen Insurance Holdings Ltd.	84
50	Atlas Financial Holdings, Inc. (a)	1
226	Crawford & Co.	2
104	eHealth, Inc. (a)	3
108	Employers Holdings, Inc.	3
2,425	Endurance Specialty Holdings Ltd.	145
1,649	Everest Re Group Ltd.	281
68	Federated National Holding Co.	2
8,000	First American Financial Corp.	271
2,980	HCC Insurance Holdings, Inc.	159
35	HCI Group, Inc.	2
34	Heritage Insurance Holdings, Inc. (a)	1
25	Infinity Property & Casualty Corp.	2
176	Maiden Holdings Ltd.	2
190	MBIA, Inc. (a)	2
9	National Interstate Corp.	—
110	OneBeacon Insurance Group Ltd.	2
30	Phoenix Cos., Inc. (a)	2
1,081	Primerica, Inc.	59
23	State National Cos., Inc.	—
3,806	Symetra Financial Corp.	88
80	United Insurance Holdings Corp.	2
268	Universal Insurance Holdings, Inc.	5
5,046	W.R. Berkley Corp.	259
		3,047
	Internet & Catalog Retail — 0.03%
185	1-800-FLOWERS.COM, Inc., Class – A (a)	2
70	Blue Nile, Inc. (a)	3
71	Coupons.com, Inc. (a)	1
111	Evine Live, Inc. (a)	1
15	FTD Cos., Inc. (a)	1
188	HSN, Inc.	13
170	NutriSystem, Inc.	3
137	Orbitz Worldwide, Inc. (a)	1
66	Overstock.com, Inc. (a)	2

Shares	Security Description	Value (000)
	Internet & Catalog Retail (continued)
107	PetMed Express, Inc.	$2
185	RetailMeNot, Inc. (a)	3
133	Shutterfly, Inc. (a)	5
48	Travelport Worldwide Ltd.	1
20	Wayfair, Inc., Class – A (a)	—
		38
	Internet Software & Services — 3.30%
57	Aerohive Networks, Inc. (a)	—
3,660	Akamai Technologies, Inc. (a)	230
75	Amber Road, Inc. (a)	1
227	Angie’s List, Inc. (a)	1
40	AOL, Inc. (a)	2
111	Bazaarvoice, Inc. (a)	1
6,074	Benefitfocus, Inc. (a)	199
129	Blucora, Inc. (a)	2
41	Borderfree, Inc. (a)	—
30,122	Brightcove, Inc. (a)	234
88	Carbonite, Inc. (a)	1
38	Care.com, Inc. (a)	—
120	ChannelAdvisor Corp. (a)	3
189	Cimpress NV (a)	14
4,511	comScore, Inc. (a)	209
178	Constant Contact, Inc. (a)	7
302	Cornerstone OnDemand, Inc. (a)	11
108	Cvent, Inc. (a)	3
255	DealerTrack Holdings, Inc. (a)	11
7,090	Demandware, Inc. (a)	409
233	Dice Holdings, Inc. (a)	2
105	E2open, Inc. (a)	1
370	EarthLink Holdings Corp.	2
181	Endurance International Group Holdings, Inc. (a)	3
9,563	Envestnet, Inc. (a)	471
44	Everyday Health, Inc. (a)	1
87	Five9, Inc. (a)	—
173	Global Eagle Entertainment, Inc. (a)	2
14,426	Gogo, Inc.ˆ (a)	238
53	GrubHub, Inc. (a)	2
107	GTT Communications, Inc. (a)	1
3,997	Hortonworks, Inc. (a)	108
302	j2 Global, Inc.	19
6,202	Lands’ End, Inc. (a)	336
302	LivePerson, Inc. (a)	4
137	LogMeln, Inc. (a)	7
214	Marchex, Inc.	1
134	Marin Software, Inc. (a)	1
2,423	Marketo, Inc. (a)	79
12,500	Monster Worldwide, Inc. (a)	58
369	NIC, Inc.	7
38	Opower, Inc. (a)	1
130	Perficient, Inc. (a)	2
43	Q2 Holdings, Inc. (a)	1
15,680	QuinStreet, Inc. (a)	95
25,600	RealNetworks, Inc. (a)	180
7	Reis, Inc.	—
110	Rocket Fuel, Inc. (a)	2
160	SciQuest, Inc. (a)	2

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
1,032	Shutterstock, Inc. (a)	$71
90	SPS Commerce, Inc. (a)	5
70	Stamps.com, Inc. (a)	3
113	Textura Corp. (a)	3
21	Travelzoo, Inc. (a)	—
11,259	TrueCar, Inc. (a)	258
2,260	Trulia, Inc. (a)	104
429	Unwired Planet, Inc. (a)	—
4,312	Web.com Group, Inc. (a)	82
220	WebMD Health Corp. (a)	9
82	Wix.com Ltd. (a)	2
14,748	XO Group, Inc. (a)	269
181	Xoom Corp. (a)	3
268	Zix Corp. (a)	1
		3,774
	Investment Banking & Brokerage — 0.13%
6,200	E*Trade Financial Corp. (a)	150
	IT Services — 1.12%
354	Blackhawk Network Holdings, Inc. (a)	14
63	Booz Allen Hamilton Holding Corp.	2
22	CACI International, Inc., Class – A (a)	2
252	Cardtronics, Inc. (a)	10
100	Cass Information Systems, Inc.	5
201	Computer Task Group, Inc.	2
84	Convergys Corp.	2
52	CoreLogic, Inc. (a)	2
150	CSG Systems International, Inc.	4
17	DST Systems, Inc.	2
202	EPAM Systems, Inc. (a)	10
289	Euronet Worldwide, Inc. (a)	16
372	EVERTEC, Inc.	8
83	Exlservice Holdings, Inc. (a)	2
66	Forrester Research, Inc.	3
250	Global Cash Access Holdings, Inc. (a)	2
1,404	Global Payments, Inc.	113
203	Heartland Payment Systems, Inc.	11
103	Higher One Holdings, Inc. (a)	—
259	iGATE Corp. (a)	10
9,964	Jack Henry & Associates, Inc.	618
40	Leidos Holdings, Inc.	2
352	Lionbridge Technologies, Inc. (a)	2
42	Luxoft Holding, Inc. (a)	2
53	ManTech International Corp., Class – A	2
385	MAXIMUS, Inc.	21
200	MoneyGram International, Inc. (a)	2
359	NeuStar, Inc., Class – A (a)	10
702	Sapient Corp. (a)	17
260	Science Applications International Corp.	13
92	Sykes Enterprises, Inc. (a)	2
4,726	Syntel, Inc. (a)	212
126	TeleTech Holdings, Inc. (a)	3
252	The Hackett Group, Inc.	2
236	Unisys Corp. (a)	7
3,010	VeriFone Systems, Inc. (a)	112
147	Virtusa Corp. (a)	6

Shares	Security Description	Value (000)
	IT Services (continued)
221	WEX, Inc. (a)	$22
		1,275
	Leisure Products — 0.13%
73	Arctic Cat, Inc.	3
263	Brunswick Corp.	13
30	Escalade, Inc.	—
66	Johnson Outdoors, Inc., Class – A	2
24,413	Leapfrog Enterprises, Inc. (a)	115
38	Malibu Boats, Inc., Class – A (a)	1
92	Marine Products Corp.	1
107	Nautilus, Inc. (a)	2
325	Smith & Wesson Holding Corp. (a)	3
158	Sturm, Ruger & Co., Inc.	5
		145
	Life Sciences Tools & Services — 0.91%
136	Accelerate Diagnostics, Inc. (a)	3
356	Affymetrix, Inc. (a)	4
142	Albany Molecular Research, Inc. (a)	2
15	Bio-Rad Laboratories, Inc., Class – A (a)	2
20	Bio-Techne Corp.	2
118	Bruker Biosciences Corp. (a)	2
253	Cambrex Corp. (a)	5
39	Charles River Laboratories International, Inc. (a)	2
139	ENZO Biochem, Inc. (a)	1
6,287	Fluidigm Corp. (a)	212
107	Furiex Pharmaceuticals, Inc.* (a)(b)	—
2,550	Illumina, Inc. (a)	470
28	INC Research Holdings, Inc., Class – A (a)	1
357	Luminex Corp. (a)	7
44	NanoString Technologies, Inc. (a)	1
334	Pacific Boisciences of California, Inc. (a)	3
3,788	PAREXEL International Corp. (a)	210
79	PRA Health Sciences, Inc. (a)	2
4,777	QIAGEN NV (a)	112
632	Sequenom, Inc. (a)	2
		1,043
	Machinery — 3.33%
263	Accuride Corp. (a)	1
5,430	Actuant Corp., Class – A	148
40	AGCO Corp.	2
9	Albany International Corp., Class – A	—
150	Altra Holdings, Inc.	4
88	American Railcar Industries	5
86	Ampco-Pittsburgh Corp.	2
13	ARC Group Worldwide, Inc. (a)	—
276	Blount International, Inc. (a)	5
75	Briggs & Stratton Corp.	2
173	Chart Industries, Inc. (a)	6
89	CIRCOR International, Inc.	5
270	CLARCOR, Inc.	18
4,954	Columbus McKinnon Corp./NY	139
129	Commercial Vehicle Group, Inc. (a)	1
115	Douglas Dynamics, Inc.	2
86	Energy Recovery, Inc. (a)	—
125	ENPRO Industries, Inc. (a)	8
228	Global Brass & Copper Holdings, Inc.	3

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
55	Graham Corp.	$2
5,127	Harsco Corp.	97
81	Hyster-Yale Materials Handling, Inc.	6
4,940	IDEX Corp.	385
10,260	ITT Corp.	415
163	John Bean Technologies Corp.	5
11	Kadant, Inc.	—
5,791	Lincoln Electric Holdings, Inc.	400
55	Lindsay Corp.	5
85	Lydall, Inc. (a)	3
89	Manitex International, Inc. (a)	1
18,447	Meritor, Inc. (a)	279
83	Miller Industries, Inc.	2
209	Mueller Industries, Inc.	7
9,674	Mueller Water Products, Inc., Class – A	99
89	Nn, Inc.	2
15	Omega Flex, Inc.	1
2,550	Pall Corp.	258
728	Proto Labs, Inc. (a)	49
128	RBC Bearings, Inc.	8
426	Rexnord Corp. (a)	12
4,725	Snap-on, Inc.	645
55	Standex International Corp.	4
126	Sun Hydraulics Corp.	5
104	Tennant Co.	8
4,760	Terex Corp.	133
54	The ExOne Co.ˆ (a)	1
114	The Gorman-Rupp Co.	4
186	The Greenbrier Cos., Inc.ˆ	10
35	The Timken Co.	1
2,651	TriMas Corp. (a)	83
27	Twin Disc, Inc.	1
23,219	Wabash National Corp. (a)	287
2,155	WABCO Holdings, Inc. (a)	226
3	Watts Water Technologies, Inc.	—
251	Woodward, Inc.	12
51	Xerium Technologies, Inc. (a)	1
		3,808
	Marine — 0.24%
1,361	Kirby Corp. (a)	110
89	Matson, Inc.	3
39,955	Navios Maritime Holdings, Inc.	164
		277
	Media — 0.85%
40	AMC Entertainment Holdings, Inc., Class – A	1
126	Carmike Cinemas, Inc. (a)	3
57	Crown Media Holdings, Inc., Class – A (a)	—
586	Cumulus Media, Inc., Class – A (a)	2
90	Entercom Communications Corp. (a)	1
293	Entravision Communications Corp., Class – A	2
51	Eros International PLC (a)	1
291	Gray Television, Inc. (a)	3
32,136	Harte-Hanks, Inc.	250
6,390	Imax Corp. (a)	197

Shares	Security Description	Value (000)
	Media (continued)
100	Journal Communications, Inc., Class – A (a)	$1
9,460	Lions Gate Entertainment Corp.	304
74	Loral Space & Communications, Inc. (a)	6
187	Martha Stewart Living Omnimedia, Inc. (a)	1
61	MDC Partners, Inc.	1
64	National CineMedia, Inc.	1
173	Nexstar Broadcasting Group, Inc., Class – A	9
180	Radio One, Inc., Class – D (a)	—
47	ReachLocal, Inc. (a)	—
2,340	Rentrak Corp. (a)	170
5	Saga Communications, Inc.	—
129	Salem Communications Corp., Class – A	1
26	Scholastic Corp.	1
389	Sinclair Broadcast Group, Inc.	11
40	Time, Inc.	1
124	Townsquare Media, Inc., Class – A (a)	2
163	World Wrestling Entertainment, Inc., Class – A	2
		971
	Metals & Mining — 0.99%
6,780	Agnico-Eagle Mines Ltd.	169
7,330	Allegheny Technologies, Inc.	255
3,382	Carpenter Technology Corp.	167
180	Coeur d’Alene Mines Corp. (a)	1
100	Commercial Metals Co.	2
15,651	Globe Specialty Metals, Inc.	269
169	Gold Resource Corp.	1
4,354	Horsehead Holding Corp. (a)	69
25	Kaiser Aluminum Corp.	2
49	Materion Corp.	2
109	Olympic Steel, Inc.	2
14	RTI International Metals, Inc. (a)	—
3,600	Schnitzer Steel Industries, Inc., Class – A	81
635	Stillwater Mining Co. (a)	9
274	SunCoke Energy, Inc.	5
60	United States Steel Corp.	2
3,162	US Silica Holdings, Inc.	81
138	Walter Energy, Inc.ˆ	—
291	Worthington Industries, Inc.	9
		1,126
	Multiline Retail — 0.01%
39	Big Lots, Inc.	2
145	Burlington Stores, Inc. (a)	7
11	Dillard’s, Inc., Class – A	1
196	Tuesday Morning Corp. (a)	4
		14
	Multi-Utilities — 0.39%
80	Avista Corp.	3
8,272	Black Hills Corp.	439
		442
	Oil, Gas & Consumable Fuels — 2.24%
537	Abraxas Petroleum Corp. (a)	2
23	Adams Resources & Energy, Inc.	1
14	Alon USA Energy, Inc.	—
17	Apco Oil & Gas International, Inc. (a)	—
92	Approach Resources, Inc. (a)	1
19,210	Bill Barrett Corp. (a)	219

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
183	Bonanza Creek Energy, Inc. (a)	$4
491	BPZ Resources, Inc. (a)	—
5,712	Cabot Oil & Gas Corp.	169
18,038	Carrizo Oil & Gas, Inc. (a)	751
35	Clayton Williams Energy, Inc. (a)	2
241	Clean Energy Fuels Corp. (a)	1
2,330	CONSOL Energy, Inc.	79
9,200	Contango Oil & Gas Co. (a)	269
4,952	Continental Resources, Inc. (a)	190
212	Delek US Holdings, Inc.	6
160	Denbury Resources, Inc.	1
238	Diamondback Energy, Inc. (a)	14
113	Eclipse Resources Corp. (a)	1
36,300	Emerald Oil, Inc.ˆ (a)	44
136,440	Enbridge Energy Management LLC (a)(c)	—
94	Evolution Petroleum Corp.	1
342	EXCO Resources, Inc.	1
241	FX Energy, Inc. (a)	—
46	GasLog Ltd.	1
345	Gastar Exploration, Inc. (a)	1
201	Goodrich Petroleum Corp.ˆ (a)	1
220	Green Plains Renewable Energy, Inc.	5
5,088	Interoil Corp.ˆ (a)	248
3	Isramco, Inc. (a)	—
178	Jones Energy, Inc., Class – A (a)	2
1,032	Magnum Hunter Resources Corp. (a)	3
222	Matador Resources Co. (a)	4
24	Pacific Ethanol, Inc. (a)	—
75	Panhandle Oil & Gas, Inc., Class – A	2
300	Parsley Energy, Inc., Class – A (a)	5
41	PBF Energy, Inc.	1
4	PDC Energy, Inc. (a)	—
269	PetroQuest Energy, Inc. (a)	1
13	Quicksilver Resources, Inc. (a)	—
131,930	Rentech, Inc. (a)	166
29	REX American Resources Corp. (a)	2
5,085	Rex Energy Corp. (a)	26
106	Ring Energy, Inc. (a)	1
47	Rosetta Resources, Inc. (a)	1
37	RSP Permian, Inc. (a)	1
185	Sanchez Energy Corp. (a)	2
18,263	SandRidge Energy, Inc.ˆ (a)	33
242	Semgroup Corp.	17
30	SM Energy Co.	1
386	Solazyme, Inc. (a)	1
10,350	Synergy Resources Corp. (a)	130
106	TransAtlantic Petroleum Ltd. (a)	1
241	Triangle Petroleum Corp. (a)	1
109	Vertex Energy, Inc. (a)	—
88	W&T Offshore, Inc.	1
333	Western Refining, Inc.	13
11,722	WPX Energy, Inc. (a)	136
		2,563
	Paper & Forest Products — 0.54%
5,717	Boise Cascade Co. (a)	212
115	Clearwater Paper Corp. (a)	8

Shares	Security Description	Value (000)
	Paper & Forest Products (continued)
62	Deltic Timber Corp.	$4
40	Domtar Corp.	2
480	KapStone Paper & Packaging Corp.	14
22,000	Louisiana-Pacific Corp. (a)	364
51	Neenah Paper, Inc.	3
157	P.H. Glatfelter Co.	4
61	Schweitzer-Mauduit International, Inc.	3
228	Wausau Paper Corp.	3
		617
	Personal Products — 0.01%
183	IGI Laboratories, Inc. (a)	2
5	Inter Parfums, Inc.	—
73	Medifast, Inc. (a)	2
20	Nature’s Sunshine Products, Inc.	—
30	Nutraceutical International Corp. (a)	1
17	Revlon, Inc., Class – A (a)	1
118	Synutra International, Inc. (a)	1
135	The Female Health Co.	1
34	USANA Health Sciences, Inc. (a)	2
		10
	Pharmaceuticals — 0.40%
133	AcelRx Pharmaceuticals, Inc. (a)	1
4	Achaogen, Inc. (a)	—
60	Aerie Pharmaceuticals, Inc. (a)	2
354	Akorn, Inc. (a)	13
117	Alimera Sciences, Inc. (a)	1
68	Amphastar Pharmaceuticals, Inc. (a)	1
313	Ampio Pharmaceuticals, Inc. (a)	1
41	ANI Pharmaceuticals, Inc. (a)	2
166	Aratana Therapeutics, Inc. (a)	3
285	Auxilium Pharmaceuticals, Inc. (a)	10
1,095	AVANIR Pharmaceuticals, Inc., Class – A (a)	19
7,138	BioDelivery Sciences International, Inc. (a)	85
399	Bio-Path Holdings, Inc. (a)	1
249	Catalent, Inc. (a)	7
130	Cempra Holdings LLC (a)	3
288	Corcept Therapeutics, Inc. (a)	1
324	DepoMed, Inc. (a)	5
41	Dermira, Inc. (a)	1
57	Egalet Corp. (a)	—
191	Endocyte, Inc. (a)	1
367	Horizon Pharma PLC (a)	5
152	Impax Laboratories, Inc. (a)	5
1,268	Intersect ENT, Inc. (a)	24
96	Intra-Cellular Therapies, Inc. (a)	2
146	Lannett Co., Inc. (a)	6
406	Nektar Therapeutics (a)	6
191	Omeros Corp.ˆ (a)	5
200	Omthera Pharmaceutical, Inc.* (a)	—
1,227	Pacira Pharmaceuticals, Inc. (a)	108
192	Pain Therapeutics, Inc. (a)	—
182	Pernix Therapeutics Holdings, Inc. (a)	2
156	Phibro Animal Health Corp., Class – A	5
10,441	POZEN, Inc. (a)	84
357	Prestige Brands Holdings, Inc. (a)	12
102	Relypsa, Inc. (a)	3
116	Repros Therapeutics, Inc. (a)	1

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
46	Revance Therapeutics, Inc. (a)	$1
184	Sagent Pharmaceuticals, Inc. (a)	5
450	SciClone Pharmaceuticals, Inc. (a)	4
253	Sucampo Pharmaceuticals, Inc., Class – A (a)	4
154	Supernus Pharmaceuticals, Inc. (a)	1
423	The Medicines Co. (a)	12
648	TherapeuticsMD, Inc. (a)	3
129	Theravance Biopharma, Inc. (a)	2
477	VIVUS, Inc. (a)	1
45	XenoPort, Inc. (a)	—
559	Zogenix, Inc. (a)	1
31	ZS Pharma, Inc. (a)	1
		460
	Professional Services — 1.05%
34	Barrett Business Services, Inc.	1
130	CBIZ, Inc. (a)	1
254	Corporate Resource Services, Inc. (a)	—
74	Exponent, Inc.	6
32	Franklin Covey Co. (a)	1
52	GP Strategies Corp. (a)	2
165	Hill International, Inc. (a)	1
11	Huron Consulting Group, Inc. (a)	1
141	Information Services Group, Inc. (a)	1
126	Insperity, Inc.	4
78	Kelly Services, Inc., Class – A	1
149	Kforce, Inc.	4
155	Korn/Ferry International (a)	4
93	Mistras Group, Inc. (a)	2
307	On Assignment, Inc. (a)	10
4,144	Paylocity Holding Corp. (a)	108
165,900	Pendrell Corp. (a)	229
20	RPX Corp. (a)	—
208	The Advisory Board Co. (a)	10
192	The Corporate Executive Board Co.	14
22	TriNet Group, Inc. (a)	1
231	TrueBlue, Inc. (a)	5
29	VSE Corp.	2
12,319	WageWorks, Inc. (a)	795
		1,203
	Real Estate Investment Trusts — 2.09%
132	AG Mortgage Investment Trust, Inc.	2
11	Alexander’s, Inc.	5
5,301	Alexandria Real Estate Equities, Inc.	469
45	American Assets Trust, Inc.	2
127	American Capital Mortgage Investment Corp.	2
480	Anworth Mortgage Asset Corp.	3
159	Apollo Residential Mortgage, Inc.	3
9,400	Ares Commercial Real Estate Corp.	108
694	Armour Residential REIT, Inc.	3
250	Ashford Hospitality Trust	3
8,400	AV Homes, Inc. (a)	122
12	Aviv REIT, Inc.	—
204	Capstead Mortgage Corp.	3
121	CareTrust REIT, Inc.	1
136	CBL & Associates Properties, Inc.	3

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
376	Cedar Realty Trust, Inc.	$3
186	Coresite Realty Corp.	7
6,013	Corporate Office Properties Trust	171
100	CyrusOne, Inc.	3
277	CYS Investments, Inc.	2
3,859	DiamondRock Hospitality Co.	57
123	DuPont Fabros Technology, Inc.	4
303	Dynex Capital, Inc.	2
4,942	EastGroup Properties, Inc.	313
519	Empire State Realty Trust, Inc., Class – A	9
24	Forestar Group, Inc. (a)	—
698	Glimcher Realty Trust	10
137	Hatteras Financial Corp.	3
164	Invesco Mortgage Capital	3
25	Kennedy-Wilson Holdings, Inc.	1
235	Lexington Realty Trust	3
4,471	Mid-America Apartment Communities, Inc.	333
214	National Health Investors, Inc.	15
120	Pennsylvania Real Estate Investment Trust	3
4,725	Potlatch Corp.	198
96	PS Business Parks, Inc.	8
72	QTS Realty Trust, Inc., Class – L	2
346	Rait Financial Trust	3
179	RE/MAX Holdings, Inc., Class – A	6
19,450	Redwood Trust, Inc.	382
126	Ryman Hospitality Properties, Inc.	7
288	Sabra Healthcare REIT, Inc.	9
51	Saul Centers, Inc.	3
162	Sovran Self Storage, Inc.	14
4,735	Strategic Hotels & Resorts, Inc. (a)	63
272	Sun Communities, Inc.	16
13	Tejon Ranch Co. (a)	—
33	UMH Properties, Inc.	—
74	Universal Health Realty Income Trust	4
92	Urstadt Biddle Properties, Inc., Class – A	2
176	Western Asset Mortgage Capital Corp.	3
		2,391
	Real Estate Management & Development — 0.01%
7	Altisource Asset Management Corp. (a)	2
81	Altisource Portfolio Solutions SA (a)	2
6	Consolidated-Tomoka Land Co.	—
472	St. Joe Corp. (a)	9
		13
	Road & Rail — 0.23%
7	AMERCO, Inc.	2
135	ArcBest Corp.	6
19	Celadon Group, Inc.	—
1,753	Con-way, Inc.	86
317	Heartland Express, Inc.	9
961	Kansas City Southern Industries	118
338	Knight Transportation, Inc.	11
57	Marten Transport Ltd.	1
9	P.A.M. Transportation Services, Inc. (a)	—
55	Quality Distribution, Inc. (a)	1
51	Roadrunner Transportation Systems, Inc. (a)	1
135	Saia, Inc. (a)	7
482	Swift Transportation Co. (a)	14

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail (continued)
22	Universal Truckload Services, Inc.	$1
55	Werner Enterprises, Inc.	2
23	YRC Worldwide, Inc. (a)	1
		260
	Semiconductors & Semiconductor Equipment — 7.82%
209	Advanced Energy Industries, Inc. (a)	5
220	Alpha & Omega Semiconductor Ltd. (a)	2
3,895	Altera Corp.	144
159	Ambarella, Inc. (a)	8
572	Amkor Technology, Inc. (a)	4
456	Applied Micro Circuits Corp. (a)	3
17,800	Atmel Corp. (a)	149
12,336	Brooks Automation, Inc.	157
114	Cabot Microelectronics Corp. (a)	5
3,235	Canadian Solar, Inc. (a)	78
9,530	Cavium, Inc. (a)	589
215	Cirrus Logic, Inc. (a)	5
47,230	Cypress Semiconductor Corp.ˆ	674
5,573	Diodes, Inc. (a)	154
581	Entegris, Inc. (a)	8
38	Exar Corp. (a)	—
13,341	Fairchild Semiconductor International, Inc. (a)	225
183	Inphi Corp. (a)	3
10,516	Integrated Device Technology, Inc. (a)	206
127	Integrated Silicon Solution, Inc.	2
5,356	International Rectifier Corp. (a)	214
148	IXYS Corp.	2
655	Lattice Semiconductor Corp. (a)	5
72	MA-COM Technology Solutions Holdings, Inc. (a)	2
6,576	Maxim Integrated Products, Inc.	210
138	MaxLinear, Inc. (a)	1
3,928	Mellanox Technologies Ltd. (a)	168
270	Micrel, Inc.	4
1,554	Microsemi Corp. (a)	44
13,189	Monolithic Power Systems, Inc.	656
64	Nanometrics, Inc. (a)	1
8	NVE Corp. (a)	1
72	OmniVision Technologies, Inc. (a)	2
35,505	ON Semiconductor Corp. (a)	360
177	PDF Solutions, Inc. (a)	3
237	Photronics, Inc. (a)	2
327	PMC – Sierra, Inc. (a)	3
7,292	Power Integrations, Inc.	377
53,080	QuickLogic Corp.ˆ (a)	167
644	Rambus, Inc. (a)	7
1,627	RF Micro Devices, Inc. (a)	27
28,132	Rubicon Technology, Inc. (a)	129
19	Rudolph Technologies, Inc. (a)	—
3,781	Semtech Corp. (a)	104
22,000	Sigma Designs, Inc. (a)	163
223	Silicon Image, Inc. (a)	1
2,076	Silicon Laboratories, Inc. (a)	99
10,338	Skyworks Solutions, Inc.	752

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
35,669	Spansion, Inc., Class – A (a)	$1,221
9,700	SunEdison, Inc. (a)	189
3,634	Synaptics, Inc. (a)	250
103	Teradyne, Inc.	2
9,267	Tessera Technologies, Inc.	331
26,064	TriQuint Semiconductor, Inc. (a)	718
296	Ultra Clean Holdings, Inc. (a)	3
15,540	Ultratech, Inc. (a)	288
330	Vitesse Semiconductor Corp. (a)	1
115	Xcerra Corp. (a)	1
		8,929
	Software — 5.22%
113	A10 Networks, Inc. (a)	—
646	ACI Worldwide, Inc. (a)	13
4,311	Advent Software, Inc.	132
125	American Software, Inc., Class – A	1
10,344	Aspen Technology, Inc. (a)	362
211	AVG Technologies NV (a)	4
42	Barracuda Networks, Inc. (a)	2
262	Blackbaud, Inc.	11
186	Bottomline Technologies, Inc. (a)	5
160	BroadSoft, Inc. (a)	5
279	Callidus Software, Inc. (a)	5
251	Cinedigm Corp., Class – A (a)	—
268	CommVault Systems, Inc. (a)	14
132	Comverse, Inc. (a)	2
54	Covisint Corp. (a)	—
263	Cyan, Inc. (a)	1
6,640	CyberArk Software Ltd. (a)	264
31	Digimarc Corp.	1
121	Ebix, Inc.	2
6,430	Electronic Arts, Inc. (a)	302
3,259	Ellie Mae, Inc. (a)	131
99	EPIQ Systems, Inc.	2
27	ePlus, Inc. (a)	2
207	Fair Isaac Corp.	15
7,612	Fleetmatics Group Ltd. (a)	270
7,700	Fortinet, Inc. (a)	236
140	Gigamon, Inc. (a)	2
39	Globant SA (a)	1
439	Glu Mobile, Inc. (a)	2
94	Guidance Software, Inc. (a)	1
6,515	Guidewire Software, Inc. (a)	330
14	HubSpot, Inc. (a)	—
125	Imperva, Inc. (a)	6
262	Infoblox, Inc. (a)	5
94	Interactive Intelligence Group (a)	5
239	Jive Software, Inc. (a)	1
448	Kofax Ltd. (a)	3
8,941	Manhattan Associates, Inc. (a)	364
44	Mavenir Systems, Inc. (a)	1
73	Mentor Graphics Corp.	2
52	MicroStrategy, Inc. (a)	8
72	MobileIron, Inc. (a)	1
60	Model N, Inc. (a)	1
223	Monotype Imaging Holdings, Inc.	6

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
207	NetScout Systems, Inc. (a)	$8
3,780	NetSuite, Inc. (a)	413
48	Park City Group, Inc. (a)	—
215	Pegasystems, Inc.	4
7,870	Proofpoint, Inc. (a)	380
142	PROS Holdings, Inc. (a)	4
15,491	PTC, Inc. (a)	568
27	QAD, Inc., Class – A	1
509	QLIK Technologies, Inc. (a)	16
7,814	Qualys, Inc. (a)	295
129	Rally Software Development Corp. (a)	1
293	RealPage, Inc. (a)	6
19,000	Rosetta Stone, Inc. (a)	185
16,521	Rovi Corp. (a)	373
46	Sapiens International Corp. NV (a)	—
10,100	SeaChange International, Inc. (a)	64
13,287	Silver Spring Networks, Inc. (a)	112
387	SS&C Technologies Holdings, Inc.	23
200	Synchronoss Technologies, Inc. (a)	8
92	Take-Two Interactive Software, Inc. (a)	3
11,028	Tangoe, Inc. (a)	144
466	Telecommunication Systems, Inc. (a)	1
14,900	Telenav, Inc. (a)	99
59	The Rubicon Project, Inc. (a)	1
2,012	The Ultimate Software Group, Inc. (a)	295
15,332	TiVo, Inc. (a)	182
188	Tyler Technologies, Inc. (a)	21
27	Varonis Systems, Inc. (a)	1
166	VASCO Data Security International, Inc. (a)	5
321	Verint Systems, Inc. (a)	19
217	VirnetX Holding Corp. (a)	1
470	Vringo, Inc. (a)	—
62	Zendesk, Inc. (a)	2
77,000	Zynga, Inc. (a)	205
		5,961
	Specialty Retail — 2.12%
52	Abercrombie & Fitch Co., Class – A	1
1	America’s Car-Mart, Inc. (a)	—
266	Ann, Inc. (a)	10
174	Asbury Automotive Group, Inc. (a)	13
110	Ascena Retail Group, Inc. (a)	1
103	Big 5 Sporting Goods Corp.	2
128	Brown Shoe Co., Inc.	4
41	Build-A-Bear Workshop, Inc. (a)	1
4,526	Cabela’s, Inc., Class – A (a)	240
6,548	Chico’s FAS, Inc.	106
191	Christopher & Banks Corp. (a)	1
168	Conn’s, Inc. (a)	3
65	Destination Maternity Corp.	1
26	Express, Inc. (a)	—
1,343	Five Below, Inc. (a)	55
249	Francesca’s Holdings Corp. (a)	4
40	GameStop Corp., Class – A	1
7	Genesco, Inc. (a)	1
42	Group 1 Automotive, Inc.	4
55	Haverty Furniture Cos., Inc.	1

Shares	Security Description	Value (000)
	Specialty Retail (continued)
147	Hibbett Sports, Inc. (a)	$7
47	Kirkland’s, Inc. (a)	1
129	Lithia Motors, Inc.	11
155	Lumber Liquidators Holdings, Inc. (a)	10
7,200	MarineMax, Inc. (a)	144
84	Mattress Firm Holding Corp. (a)	5
179	Monro Muffler Brake, Inc.	10
892	Murphy USA, Inc. (a)	61
157	New York & Co., Inc. (a)	—
123	Outerwall, Inc. (a)	9
249	Pacific Sunwear of California, Inc. (a)	1
536	Pier 1 Imports, Inc.	8
4,406	Rent-A-Center, Inc.	161
6,514	Restoration Hardware Holdings, Inc. (a)	626
10,597	Select Comfort Corp. (a)	287
49	Sonic Automotive, Inc., Class – A	1
52	Sportsman’s Warehouse Holdings, Inc. (a)	—
97	Stein Mart, Inc.	1
160	The Buckle, Inc.	8
53	The Cato Corp.	2
104	The Container Store Group, Inc. (a)	2
72	The Finish Line, Inc., Class – A	2
158	The Tile Shop Holdings, Inc. (a)	1
150	Tilly’s, Inc., Class – A (a)	1
7,711	Tractor Supply Co.	609
94	Vitamin Shoppe, Inc. (a)	5
11	Winmark Corp.	1
100	Zumiez, Inc. (a)	4
		2,427
	Technology Hardware, Storage & Peripherals — 0.76%
5,951	Cray, Inc. (a)	205
318	Dot Hill Systems Corp. (a)	1
264	Electronics for Imaging, Inc. (a)	11
45,700	Imation Corp. (a)	173
147	Immersion Corp. (a)	1
42	Lexmark International, Inc., Class – A	2
55	Nimble Storage, Inc. (a)	2
16,800	QLogic Corp. (a)	224
187	Silicon Graphics International Corp. (a)	2
7,041	Super Micro Computer, Inc. (a)	246
		867
	Textiles, Apparel & Luxury Goods — 2.31%
105	Columbia Sportswear Co.	5
26	Crocs, Inc. (a)	—
85	Culp, Inc.	2
7,496	Deckers Outdoor Corp. (a)	682
7,777	G-III Apparel Group Ltd. (a)	786
101	Iconix Brand Group, Inc. (a)	3
106	Movado Group, Inc.	3
81	Oxford Industries, Inc.	4
394	Quiksilver, Inc. (a)	1
55	Sequential Brands Group, Inc. (a)	1
164	Skechers USA, Inc., Class – A (a)	9
330	Steven Madden Ltd. (a)	11
287	Tumi Holdings, Inc. (a)	7
8,524	Under Armour, Inc., Class – A (a)	579

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
3,652	Vera Bradley, Inc. (a)	$74
990	Vince Holding Corp. (a)	26
15,110	Wolverine World Wide, Inc.	445
		2,638
	Thrifts & Mortgage Finance — 0.08%
80	Bofl Holding, Inc. (a)	6
254	Essent Group Ltd. (a)	7
60	Federal Agricultural Mortgage Corp., Class – C	2
40	First Defiance Financial Corp.	1
70	Home Loan Servicing Solutions Ltd.	1
79	HomeStreet, Inc.	1
4	Kearny Financial Corp. (a)	—
120	Meridian Bancorp, Inc. (a)	1
40	Meta Financial Group, Inc.	1
796	MGIC Investment Corp. (a)	7
36	PennyMac Financial Services, Inc. (a)	1
233	Radian Group, Inc.	4
29	Stonegate Mortgage Corp. (a)	—
18	Tree.com, Inc. (a)	1
37	United Financial Bancorp, Inc.	1
92	Walker & Dunlop, Inc. (a)	2
718	WSFS Financial Corp.	56
		92
	Tobacco — 0.01%
365	22nd Century Group, Inc. (a)	1
38	Universal Corp.	2
263	Vector Group Ltd.	5
		8
	Trading Companies & Distributors — 1.04%
35	Aceto Corp.	1
191	Aircastle Ltd.	4
7,634	Applied Industrial Technologies, Inc.	347
64	Beacon Roofing Supply, Inc. (a)	2
70	CAI International, Inc. (a)	2
72	DXP Enterprises, Inc. (a)	4
3,073	GATX Corp.	177
75	General Finance Corp. (a)	1
176	H&E Equipment Services, Inc.	5
130	Houston Wire & Cable Co.	2
86	Kaman Corp.	3
9,957	MRC Global, Inc. (a)	151
161	Rush Enterprises, Inc., Class – A (a)	5
11,082	Stock Building Supply Holdings, Inc. (a)	170
112	TAL International Group, Inc.	5
68	Textainer Group Holdings Ltd.	2
36	Titan Machinery, Inc. (a)	1
2,878	Watsco, Inc.	307
		1,189
	Transportation Infrastructure — 0.00%
46	Wesco Aircraft Holdings, Inc. (a)	1
	Water Utilities — 0.00%
15	American States Water Co.	1
17	SJW Corp.	1
39	The York Water Co.	—
		2

Shares or Principal Amount (000)	Security Description	Value (000)
	Wireless Telecommunication Services — 0.20%
70	NTELOS Holding Corp.	$—
161	RingCentral, Inc., Class – A (a)	2
1,940	SBA Communications Corp., Class – A (a)	215
124	Shenandoah Telecommunications Co.	4
88	Spok Holdings, Inc.	2
		223
	Total Common Stocks	98,952
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.* (a)(b)(c)	—
	Machinery — 0.00%
1,000	Gerber Scientific, Inc.* (b)(d)	—
	Wireless Telecommunication Services — 0.00%
260	Leap Wireless International, Inc.* (b)(d)	—
	Total Contingent Rights	—
	Warrant — 0.00%
	Oil, Gas & Consumable Fuels — 0.00%
160	Magnum Hunter Resources Corp. (a)	—
	Total Warrant	—
	Time Deposit — 2.06%
$2,354	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/15	2,354
	Total Time Deposit	2,354
	Mutual Funds — 11.40%
12,990,903	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (e)	12,991
36,330	SSgA Prime Money Market Fund, 0.00% (e)	36
6,731	SSgA Treasury Money Market Fund, 0.00% (e)	7
	Total Mutual Funds	13,034
	Total Investments (cost $87,277) — 100.01%	114,340
	Liabilities in excess of other assets — (0.01)%	(15)
	Net Assets — 100.00%	$114,325

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2014 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
ˆ	All or part of this security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014, was $2,009 (amount in thousands).
(a)	Represents non-income producing security.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.
(c)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(e)	The rate disclosed is the rate in effect on December 31, 2014.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Small Capitalization– Mid Capitalization Equity Portfolio	Ariel Investments, LLC	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	—	13.91%	28.58%	29.28%	4.94%	5.06%	4.78%	86.55%
Contingent Rights	—	—	—	—	—	—	—	0.00%
Warrant	—	—	—	—	—	—	—	0.00%
Time Deposit	—	—	0.62%	1.23%	—	0.06%	0.15%	2.06%
Mutual Funds	4.92%	0.04%	—	—	—	—	6.44%	11.40%
Other Assets (Liabilities)	—	—	-0.01%	-0.09%	0.10%	0.01%	-0.02%	-0.01%
Total Net Assets	4.92%	13.95%	29.19%	30.42%	5.04%	5.13%	11.35%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 87.36%
	Aerospace & Defense — 1.57%
153	AAR Corp.	$4
36	Alliant Techsystems, Inc.	4
4,700	Cubic Corp.	247
10,895	Curtiss-Wright Corp.	769
180	Ducommun, Inc. (a)	5
110	Engility Holdings, Inc. (a)	5
9,635	Esterline Technologies Corp. (a)	1,057
229	Exelis, Inc.	4
70	National Presto Industries, Inc.	4
19,876	Orbital Sciences Corp. (a)	534
16,694	TASER International, Inc. (a)	442
70	Triumph Group, Inc.	5
		3,080
	Air Freight & Logistics — 0.33%
540	Air Transport Services Group, Inc. (a)	5
95	Atlas Air Worldwide Holdings, Inc. (a)	5
6,478	Hub Group, Inc., Class – A (a)	246
32,180	UTI Worldwide, Inc. (a)	388
		644
	Airlines — 2.73%
8,110	American Airlines Group, Inc.	435
54,400	Controladora Vuela Compania de Aviacion SAB de CV, ADR (a)	491
50	Copa Holdings SA, Class – A	5
180	Hawaiian Holdings, Inc. (a)	5
60,075	JetBlue Airways Corp. (a)	953
340	Republic Airways Holdings, Inc. (a)	5
370	SkyWest, Inc.	5
49,656	United Continental Holdings, Inc. (a)	3,321
2,930	Virgin America, Inc. (a)	127
		5,347
	Apparel Retail — 0.00%
150	Shoe Carnival, Inc.	4
	Auto Components — 1.49%
3,584	Autoliv, Inc.	380
200	Cooper Tire & Rubber Co.	7
11,450	Dana Holding Corp.	249
22,150	Fox Factory Holding Corp. (a)	359
10,205	Gentherm, Inc. (a)	374
14,100	Modine Manufacturing Co. (a)	192
330	Remy International, Inc.	7
21,898	Stoneridge, Inc. (a)	282
13,735	Tenneco, Inc. (a)	777
260	Tower International, Inc. (a)	7
2,840	TRW Automotive Holdings Corp. (a)	292
		2,926
	Banks — 4.79%
120	1st Source, Inc.	4
180	American National Bankshares, Inc.	4

Shares	Security Description	Value (000)
	Banks (continued)
15,250	Associated Banc-Corp.	$284
120	Banco Latinoamericano de Comercio Exterior SA, Class – E	4
12,420	Bank of the Ozarks, Inc.	471
23,330	BankUnited, Inc.	676
17,407	BBCN Bancorp, Inc.	250
110	Camden National Corp.	4
230	CNB Financial Corp.	4
42,558	Columbia Banking System, Inc.	1,176
20,821	Cullen/Frost Bankers, Inc.	1,472
241	Fidelity Southern Corp.	4
170	Financial Institutions, Inc.	4
700	First Bancorp (a)	4
220	First Bancorp	4
260	First Community Bancshares, Inc.	4
120	First Financial Corp.	4
140	First Interstate BancSystem, Inc.	4
14,315	First Midwest BanCorp, Inc.	245
490	First Niagara Financial Group, Inc.	4
105	Great Southern Bancorp, Inc.	4
130	Hancock Holding Co.	4
160	Heartland Financial USA, Inc.	4
160	Horizon Bancorp	4
310	Independent Bank Corp.	4
170	International Bancshares Corp.	5
210	MainSource Financial Group, Inc.	4
230	MidSouth Bancorp, Inc.	4
23,550	National Penn Bancshares, Inc.	248
170	NBT Bancorp, Inc.	4
150	Northrim BanCorp, Inc.	4
240	OFG Bancorp	4
19,820	PacWest Bancorp	901
160	Peoples Bancorp, Inc.	4
13,892	Popular, Inc. (a)	473
23,427	Square 1 Financial, Inc., Class – A (a)	579
290	Susquehanna Bancshares, Inc.	4
9,160	SVB Financial Group (a)	1,063
9,700	Synovus Financial Corp.	263
49,065	TCF Financial Corp.	780
1,800	Texas Capital Bancshares, Inc. (a)	98
270	TowneBank	4
170	Trustmark Corp.	4
200	Univest Corp. of Pennsylvania	4
7,647	Webster Financial Corp.	249
120	WesBanco, Inc.	4
90	Wintrust Financial Corp.	4
		9,353
	Beverages — 0.00%
43	Coca-Cola Bottling Co. Consolidated	4
	Biotechnology — 3.32%
11,022	Acadia Pharmaceuticals, Inc. (a)	350

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
140	Acorda Therapeutics, Inc. (a)	$6
1,593	BioMarin Pharmaceutical, Inc. (a)	144
7,636	Celladon Corp. (a)	149
17,394	Cepheid, Inc. (a)	942
15,400	Dyax Corp. (a)	217
228	Emergent BioSolutions, Inc. (a)	6
53,088	Exact Sciences Corp.ˆ (a)	1,458
13,920	Genomic Health, Inc. (a)	445
9,915	Isis Pharmaceuticals, Inc. (a)	612
9,390	Myriad Genetics, Inc.ˆ (a)	320
10,245	NPS Pharmaceuticals, Inc. (a)	366
13,760	OncoMed Pharmaceuticals, Inc.ˆ (a)	299
5,080	Ophthotech Corp. (a)	228
800	PDL BioPharma, Inc.	6
5,444	PTC Therapeutics, Inc. (a)	282
6,691	Repligen Corp. (a)	132
8,700	Sangamo BioSciences, Inc. (a)	132
9,450	Seattle Genetics, Inc. (a)	304
2,355	Ultragenyx Pharmaceutical, Inc. (a)	103
		6,501
	Building Products — 1.63%
5,100	Armstrong World Industries, Inc. (a)	261
14,219	Gibraltar Industries, Inc. (a)	231
15,441	Griffon Corp.	205
7,920	Lennox International, Inc.	754
7,425	Masonite International Corp. (a)	456
14,137	NCI Building Systems, Inc. (a)	262
7,100	Trex Co., Inc. (a)	302
13,843	Universal Forest Products, Inc.	736
		3,207
	Capital Markets — 1.00%
110	Arlington Asset Investment Corp.	3
240	Calamos Asset Management, Inc., Class – A	3
120	FBR & Co. (a)	3
40	GAMCO Investors, Inc., Class – A	4
5,190	LPL Financial Holdings, Inc.	231
210	Manning & Napier, Inc.	3
140	Oppenheimer Holdings, Inc., Class – A	3
7,098	Raymond James Financial, Inc.	407
22,786	Stifel Financial Corp. (a)	1,162
2,903	Waddell & Reed Financial, Inc., Class – A	145
		1,964
	Chemicals — 2.22%
109	A. Schulman, Inc.	4
4,972	Albemarle Corp.	299
100	Axiall Corp.	4
12,740	Cabot Corp.	559
2,250	Celanese Corp., Series A	135

Shares	Security Description	Value (000)
	Chemicals (continued)
108	Chase Corp.	$4
9,600	Flotek Industries, Inc. (a)	180
5,146	FMC Corp.	293
330	FutureFuel Corp.	4
170	Koppers Holdings, Inc.	4
25,300	Kraton Performance Polymers, Inc. (a)	526
9,768	Methanex Corp.	448
2,403	NewMarket Corp.	971
176	Olin Corp.	4
15,810	PolyOne Corp.	600
111	Stepan Co.	4
12,910	Tronox Ltd., Class – A	308
		4,347
	Commercial Services & Supplies — 0.88%
130	ABM Industries, Inc.	4
410	ACCO Brands Corp. (a)	4
5,079	ARC Document Solutions, Inc. (a)	52
60	Deluxe Corp.	4
300	Ennis, Inc.	4
4,275	Herman Miller, Inc.	126
8,550	KAR Auction Services, Inc.	296
430	Kimball International, Inc., Class – B	4
12,990	Mobile Mini, Inc.	527
180	Quad Graphics, Inc.	4
240	R.R. Donnelley & Sons Co.	4
3,850	Ritchie Bros. Auctioneers, Inc.	104
230	Steelcase, Inc., Class – A	4
10,650	Tetra Tech, Inc.	284
160	The Brink’s Co.	4
36	UniFirst Corp.	4
7,031	United Stationers, Inc.	296
120	West Corp.	4
		1,729
	Communications Equipment — 0.42%
3,904	ADTRAN, Inc.	85
160	BEL Fuse, Inc., Class – B	4
175	Black Box Corp.	4
9,705	Sierra Wireless, Inc.ˆ (a)	460
61,951	Sonus Networks, Inc. (a)	247
140	TESSCO Technologies, Inc.	4
		804
	Construction & Engineering — 0.68%
110	Chicago Bridge & Iron Co.	5
4,700	KBR, Inc.	80
26,455	MasTec, Inc. (a)	597
166	MYR Group, Inc. (a)	5
5,790	Primoris Services Corp.	135
10,145	Quanta Services, Inc. (a)	288
9,718	Tutor Perini Corp. (a)	234
		1,344

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction Materials — 1.07%
17,740	CaesarStone Sdot Yam Ltd.	$1,061
8,400	Eagle Materials, Inc.	639
12,946	Headwaters, Inc. (a)	194
1,950	Martin Marietta Materials, Inc.	215
		2,109
	Consumer Finance — 0.44%
130	Enova International, Inc. (a)	3
270	EZCORP, Inc., Class – A (a)	3
9,170	Green Dot Corp., Class – A (a)	188
70	Nelnet, Inc., Class – A	3
240	Nicholas Financial, Inc. (a)	4
11,395	PRA Group, Inc. (a)	660
170	Santander Consumer USA Holdings, Inc.	3
35	World Acceptance Corp. (a)	3
		867
	Containers & Packaging — 1.25%
13,751	AptarGroup, Inc.	919
39,670	Berry Plastics Group, Inc. (a)	1,251
90	Greif, Inc., Class – A	4
3,607	Packaging Corp. of America	282
		2,456
	Data Processing & Outsourced Services — 0.00%
8	Alliance Data Systems Corp. (a)	2
	Diversified Consumer Services — 0.21%
9,890	2U, Inc. (a)	194
150	Apollo Group, Inc., Class – A (a)	5
1,240	Career Education Corp. (a)	9
440	K12, Inc. (a)	5
4,160	Matthews International Corp., Class – A	203
115	Steiner Leisure Ltd. (a)	5
		421
	Diversified Financial Services — 0.39%
5,635	Interactive Brokers Group, Inc., Class – A	164
11,171	Leucadia National Corp.	251
6,160	On Deck Capital, Inc. (a)	138
8,402	PHH Corp. (a)	201
		754
	Diversified Telecommunication Services — 0.60%
23,590	Cogent Communications Group, Inc.	836
150	Hawaiian Telcom Holdco, Inc. (a)	4
210	IDT Corp.	4
30,838	Premiere Global Services, Inc. (a)	327
		1,171
	Electric Utilities — 0.84%
19,838	El Paso Electric Co.	795
20,203	ITC Holdings Corp.	817
237	PNM Resources, Inc.	7
181	Portland General Electric Co.	7
460	Spark Energy, Inc., Class – A	6

Shares	Security Description	Value (000)
	Electric Utilities (continued)
239	The Empire District Electric Co.	$7
160	UIL Holdings Corp.	7
190	Unitil Corp.	7
		1,653
	Electrical Equipment — 1.19%
5,325	Acuity Brands, Inc.	745
9,934	Brady Corp.	272
8,881	EnerSys	548
22,728	Enphase Energy, Inc. (a)	325
21,175	General Cable Corp.	316
1,086	Hubbell, Inc., Class – B	116
90	Preformed Line Products Co.	5
55	Regal-Beloit Corp.	4
		2,331
	Electronic Equipment, Instruments & Components — 3.67%
12,557	Belden, Inc.	990
170	Benchmark Electronics, Inc. (a)	4
15,150	Cognex Corp. (a)	626
9,000	Control4 Corp. (a)	138
100	Dolby Laboratories, Inc., Class – A	4
13,229	DTS, Inc. (a)	407
280	Electro Rent Corp.	4
260	Fabrinet (a)	4
42,495	Flextronics International Ltd. (a)	475
10,259	Insight Enterprises, Inc. (a)	266
7,233	IPG Photonics Corp. (a)	542
10,508	Itron, Inc. (a)	444
17,785	Jabil Circuit, Inc.	388
375	Kimball Electronics, Inc. (a)	5
7,483	Littelfuse, Inc.	723
170	PC Connection, Inc.	4
110	Plexus Corp. (a)	5
9,812	Rogers Corp. (a)	799
180	Sanmina Corp. (a)	4
60	SYNNEX Corp.	5
4,843	Tech Data Corp. (a)	306
29,766	Trimble Navigation Ltd. (a)	790
605	TTM Technologies, Inc. (a)	5
8,170	Universal Display Corp.ˆ (a)	227
300	Vishay Intertechnology, Inc.	4
		7,169
	Energy Equipment & Services — 1.50%
12,643	Atwood Oceanics, Inc. (a)	359
230	Dawson Geophysical Co.	3
80	Diamond Offshore Drilling, Inc.	3
4,001	Dril-Quip, Inc. (a)	307
140	GulfMark Offshore, Inc., Class – A	3
25,330	Helix Energy Solutions Group, Inc. (a)	550
55,044	McDermott International, Inc. (a)	160

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
280	Nabors Industries Ltd.	$4
62,715	Newpark Resources, Inc. (a)	598
1,080	Parker Drilling Co. (a)	3
80	PHI, Inc. (a)	3
45,854	Superior Energy Services, Inc.	924
250	Tesco Corp.	3
90	Unit Corp. (a)	3
4,180	Vantage Drilling Co. (a)	2
		2,925
	Food & Staples Retailing — 0.91%
19,564	Casey’s General Stores, Inc.	1,767
250	Ingles Markets, Inc., Class – A	9
320	Village Super Market, Inc., Class – A	9
		1,785
	Food Products — 0.01%
90	Cal-Maine Foods, Inc.	4
123	Fresh Del Monte Produce, Inc.	4
85	John B Sanfilippo & Son, Inc.	4
400	Omega Protein Corp. (a)	4
40	Sanderson Farms, Inc.	3
1	Seaboard Corp. (a)	4
		23
	Gas Utilities — 0.74%
120	Southwest Gas Corp.	7
37,728	UGI Corp.	1,433
		1,440
	Health Care Equipment & Supplies — 5.82%
7,130	Abiomed, Inc. (a)	271
47,443	DexCom, Inc. (a)	2,612
2,930	Edwards Lifesciences Corp. (a)	373
210	Exactech, Inc. (a)	5
90	Greatbatch, Inc. (a)	4
120	Halyard Health, Inc. (a)	5
2,600	HeartWare International, Inc. (a)	191
48,139	Insulet Corp. (a)	2,217
3,720	LDR Holding Corp. (a)	122
13,282	Neogen Corp. (a)	659
16,862	Novadaq Technologies, Inc. (a)	280
11,225	STERIS Corp.	728
6,417	The Cooper Cos., Inc.	1,040
15,485	The Spectranetics Corp. (a)	535
58,590	Unilife Corp.ˆ (a)	196
29,810	West Pharmaceutical Services, Inc.	1,587
20,300	Zeltiq Aesthetics, Inc. (a)	567
		11,392
	Health Care Providers & Services — 3.10%
35,846	Acadia Healthcare Co., Inc. (a)	2,195
160	Almost Family, Inc. (a)	5
100	AmSurg Corp. (a)	5

Shares	Security Description	Value (000)
	Health Care Providers & Services (continued)
5,260	Catamaran Corp. (a)	$272
47	Chemed Corp.	5
7,415	ExamWorks Group, Inc. (a)	308
990	Five Star Quality Care, Inc. (a)	4
210	Hanger, Inc. (a)	5
125	HealthSouth Corp.	5
3,951	iKang Healthcare Group, Inc., ADRˆ (a)	59
220	Kindred Healthcare, Inc.	4
160	LHC Group, Inc. (a)	5
19,832	LifePoint Hospitals, Inc. (a)	1,427
70	Magellan Health Services, Inc. (a)	4
7,340	MEDNAX, Inc. (a)	485
80	Molina Heathcare, Inc. (a)	4
3,205	MWI Veterinary Supply, Inc. (a)	545
71	National Healthcare Corp.	4
7,448	Owens & Minor, Inc.	261
330	Select Medical Holdings Corp.	5
640	Skilled Healthcare Group, Inc. (a)	5
3,240	Team Health Holdings, Inc. (a)	186
105	The Ensign Group, Inc.	5
190	Triple-S Management Corp., Class – A (a)	5
3,215	WellCare Health Plans, Inc. (a)	264
		6,072
	Health Care Supplies — 0.07%
13,710	OraSure Technologies, Inc. (a)	139
	Health Care Technology — 1.06%
15,100	Allscripts Healthcare Solutions, Inc. (a)	193
23,928	Medidata Solutions, Inc. (a)	1,142
22,573	Omnicell, Inc. (a)	748
		2,083
	Hotels, Restaurants & Leisure — 2.33%
8,212	Buffalo Wild Wings, Inc. (a)	1,481
550	Caesars Acquisition Co., Class – A (a)	6
10,433	Del Frisco’s Restaurant Group, Inc. (a)	248
11,415	Diamond Resorts International, Inc. (a)	318
10,590	Fiesta Restaurant Group, Inc. (a)	644
90	Hyatt Hotels Corp., Class – A (a)	5
170	International Speedway Corp., Class – A	5
240	Interval Leisure Group, Inc.	5
17,260	La Quinta Holdings, Inc. (a)	381
90	Life Time Fitness, Inc. (a)	5
270	Marcus Corp.	5
310	Monarch Casino & Resort, Inc. (a)	5
69,430	Ruby Tuesday, Inc. (a)	475
380	Ruth’s Hospitality Group, Inc.	6
320	SeaWorld Entertainment, Inc.	6
240	Speedway Motorsports, Inc.	5
11,230	Texas Roadhouse, Inc., Class – A	379
5,662	Vail Resorts, Inc.	516

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
2,260	Zoe’s Kitchen, Inc. (a)	$68
		4,563
	Household Durables — 0.48%
150	CSS Industries, Inc.	4
140	Flexsteel Industries, Inc.	5
5,144	Harman International Industries, Inc.	548
940	iRobot Corp. (a)	33
290	Lifetime Brands, Inc.	5
9,465	Meritage Homes Corp. (a)	341
80	NACCO Industries, Inc., Class – A	5
		941
	Household Products — 0.00%
60	Oil-Dri Corp. of America	2
	Industrial Conglomerates — 0.13%
2,725	Carlisle Cos., Inc.	246
	Insurance — 2.80%
1,922	Alleghany Corp. (a)	890
7,329	American Equity Investment Life Holding Co.	214
27,470	American Financial Group, Inc.	1,667
15,751	Argo Group International Holdings Ltd.	873
3,175	Aspen Insurance Holdings Ltd.	139
460	Crawford & Co.	5
4,225	Endurance Specialty Holdings Ltd.	253
2,724	Everest Re Group Ltd.	464
4,910	HCC Insurance Holdings, Inc.	263
323	Maiden Holdings Ltd.	4
500	MBIA, Inc. (a)	5
300	OneBeacon Insurance Group Ltd.	5
70	Phoenix Cos., Inc. (a)	5
1,890	Primerica, Inc.	103
6,660	Symetra Financial Corp.	154
230	Universal Insurance Holdings, Inc.	5
8,221	W.R. Berkley Corp.	421
		5,470
	Internet & Catalog Retail — 0.00%
490	1-800-FLOWERS.COM, Inc., Class – A (a)	4
	Internet Software & Services — 3.11%
6,040	Akamai Technologies, Inc. (a)	380
100	AOL, Inc. (a)	5
12,431	Benefitfocus, Inc. (a)	408
330	Blucora, Inc. (a)	5
51,212	Brightcove, Inc. (a)	398
8,860	comScore, Inc. (a)	411
14,195	Demandware, Inc. (a)	817
400	Dice Holdings, Inc. (a)	4
1,050	EarthLink Holdings Corp.	5
19,220	Envestnet, Inc. (a)	945

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
24,307	Gogo, Inc.ˆ (a)	$402
8,206	Hortonworks, Inc. (a)	222
75	j2 Global, Inc.	5
12,719	Lands’ End, Inc. (a)	686
4,690	Marketo, Inc. (a)	153
21,725	Monster Worldwide, Inc. (a)	100
26,918	QuinStreet, Inc. (a)	163
1,936	Shutterstock, Inc. (a)	134
23,022	TrueCar, Inc.ˆ (a)	527
4,230	Trulia, Inc. (a)	195
6,540	Web.com Group, Inc. (a)	124
		6,089
	Investment Banking & Brokerage — 0.13%
10,100	E*Trade Financial Corp. (a)	245
	IT Services — 1.13%
110	Blackhawk Network Holdings, Inc. (a)	4
160	Booz Allen Hamilton Holding Corp.	4
49	CACI International, Inc., Class – A (a)	4
93	Cass Information Systems, Inc.	5
520	Computer Task Group, Inc.	5
192	Convergys Corp.	4
141	CoreLogic, Inc. (a)	4
172	CSG Systems International, Inc.	4
50	DST Systems, Inc.	5
600	Global Cash Access Holdings, Inc. (a)	4
2,303	Global Payments, Inc.	186
120	iGATE Corp. (a)	5
20,816	Jack Henry & Associates, Inc.	1,295
110	Leidos Holdings, Inc.	5
143	ManTech International Corp., Class – A	4
530	MoneyGram International, Inc. (a)	5
160	NeuStar, Inc., Class – A (a)	4
90	Science Applications International Corp.	4
190	Sykes Enterprises, Inc. (a)	4
10,132	Syntel, Inc. (a)	456
180	TeleTech Holdings, Inc. (a)	4
540	The Hackett Group, Inc.	5
160	Unisys Corp. (a)	5
4,970	VeriFone Systems, Inc. (a)	185
		2,210
	Leisure Products — 0.14%
140	Arctic Cat, Inc.	5
170	Johnson Outdoors, Inc., Class – A	5
53,976	Leapfrog Enterprises, Inc. (a)	255
130	Sturm, Ruger & Co., Inc.	5
		270
	Life Sciences Tools & Services — 0.94%
670	Affymetrix, Inc. (a)	7
380	Albany Molecular Research, Inc. (a)	6
48	Bio-Rad Laboratories, Inc., Class – A (a)	6

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
60	Bio-Techne Corp.	$6
320	Bruker Biosciences Corp. (a)	6
250	Cambrex Corp. (a)	5
100	Charles River Laboratories International, Inc. (a)	6
12,140	Fluidigm Corp. (a)	409
4,202	Illumina, Inc. (a)	776
330	Luminex Corp. (a)	6
7,573	PAREXEL International Corp. (a)	421
7,873	QIAGEN NV (a)	184
		1,838
	Machinery — 3.55%
9,435	Actuant Corp., Class – A	257
100	AGCO Corp.	5
90	American Railcar Industries	5
220	Ampco-Pittsburgh Corp.	4
198	Briggs & Stratton Corp.	4
8,610	Columbus McKinnon Corp./NY	241
350	Global Brass & Copper Holdings, Inc.	5
8,050	Harsco Corp.	152
55	Hyster-Yale Materials Handling, Inc.	4
10,770	IDEX Corp.	838
21,840	ITT Corp.	884
12,832	Lincoln Electric Holdings, Inc.	886
29,940	Meritor, Inc. (a)	454
221	Miller Industries, Inc.	5
15,225	Mueller Water Products, Inc., Class – A	156
4,205	Pall Corp.	426
1,234	Proto Labs, Inc. (a)	83
9,823	Snap-on, Inc.	1,342
8,310	Terex Corp.	232
90	The Greenbrier Cos., Inc.ˆ	5
100	The Timken Co.	4
4,050	TriMas Corp. (a)	127
37,860	Wabash National Corp. (a)	468
3,555	WABCO Holdings, Inc. (a)	372
		6,959
	Marine — 0.29%
2,253	Kirby Corp. (a)	182
96,335	Navios Maritime Holdings, Inc.ˆ	396
		578
	Media — 0.90%
110	AMC Entertainment Holdings, Inc., Class – A	3
240	Entercom Communications Corp. (a)	3
70,988	Harte-Hanks, Inc.	549
10,530	Imax Corp. (a)	325
260	Journal Communications, Inc., Class – A (a)	3
15,570	Lions Gate Entertainment Corp.	499
4,688	Rentrak Corp. (a)	341

Shares	Security Description	Value (000)
	Media (continued)
350	Salem Communications Corp., Class – A	$3
77	Scholastic Corp.	3
110	Time, Inc.	3
220	Townsquare Media, Inc., Class – A (a)	3
		1,735
	Metals & Mining — 1.01%
11,620	Agnico-Eagle Mines Ltd.	289
12,690	Allegheny Technologies, Inc.	442
7,516	Carpenter Technology Corp.	370
260	Commercial Metals Co.	4
26,414	Globe Specialty Metals, Inc.	456
7,481	Horsehead Holding Corp. (a)	118
60	Kaiser Aluminum Corp.	4
251	Olympic Steel, Inc.	4
6,240	Schnitzer Steel Industries, Inc., Class – A	141
150	United States Steel Corp.	4
5,832	US Silica Holdings, Inc.	150
		1,982
	Multiline Retail — 0.00%
85	Big Lots, Inc.	3
37	Dillard’s, Inc., Class – A	5
		8
	Multi-Utilities — 0.48%
196	Avista Corp.	7
17,628	Black Hills Corp.	935
		942
	Oil, Gas & Consumable Fuels — 1.88%
70	Adams Resources & Energy, Inc.	3
41,354	Bill Barrett Corp. (a)	471
9,452	Cabot Oil & Gas Corp.	280
33,100	Carrizo Oil & Gas, Inc. (a)	1,378
3,850	CONSOL Energy, Inc.	130
8,168	Continental Resources, Inc. (a)	313
100	Delek US Holdings, Inc.	3
440	Denbury Resources, Inc.	4
62,800	Emerald Oil, Inc.ˆ (a)	75
120	Green Plains Renewable Energy, Inc.	3
8,367	Interoil Corp.ˆ (a)	408
280	Jones Energy, Inc., Class – A (a)	3
100	PBF Energy, Inc.	3
7,914	Rex Energy Corp. (a)	40
31,520	SandRidge Energy, Inc.ˆ (a)	57
90	SM Energy Co.	3
20,459	Synergy Resources Corp. (a)	257
80	Western Refining, Inc.	3
20,263	WPX Energy, Inc. (a)	236
		3,670
	Paper & Forest Products — 0.48%
9,000	Boise Cascade Co. (a)	334
100	Domtar Corp.	4

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Paper & Forest Products (continued)
36,300	Louisiana-Pacific Corp. (a)	$602
170	P.H. Glatfelter Co.	4
100	Schweitzer-Mauduit International, Inc.	4
		948
	Personal Products — 0.00%
130	Nature’s Sunshine Products, Inc.	2
90	Nutraceutical International Corp. (a)	2
		4
	Pharmaceuticals — 0.22%
14,122	BioDelivery Sciences International, Inc. (a)	170
187	Impax Laboratories, Inc. (a)	6
2,050	Intersect ENT, Inc. (a)	38
2,105	Pacira Pharmaceuticals, Inc. (a)	188
190	Phibro Animal Health Corp., Class – A	6
180	Prestige Brands Holdings, Inc. (a)	6
210	Sagent Pharmaceuticals, Inc. (a)	5
720	SciClone Pharmaceuticals, Inc. (a)	6
430	Sucampo Pharmaceuticals, Inc., Class – A (a)	6
232	The Medicines Co. (a)	6
		437
	Professional Services — 0.94%
440	CBIZ, Inc. (a)	4
230	Kelly Services, Inc., Class – A	4
8,452	Paylocity Holding Corp. (a)	221
70	VSE Corp.	5
24,765	WageWorks, Inc. (a)	1,598
		1,832
	Real Estate Investment Trusts — 2.28%
348	AG Mortgage Investment Trust, Inc.	6
10,597	Alexandria Real Estate Equities, Inc.	939
350	American Capital Mortgage Investment Corp.	7
1,290	Anworth Mortgage Asset Corp.	7
430	Apollo Residential Mortgage, Inc.	7
15,700	Ares Commercial Real Estate Corp.	180
1,850	Armour Residential REIT, Inc.	7
670	Ashford Hospitality Trust	7
532	Capstead Mortgage Corp.	7
350	CBL & Associates Properties, Inc.	7
990	Cedar Realty Trust, Inc.	7
177	Coresite Realty Corp.	7
13,356	Corporate Office Properties Trust	379
260	CyrusOne, Inc.	7
740	CYS Investments, Inc.	6
6,724	DiamondRock Hospitality Co.	100
810	Dynex Capital, Inc.	7
10,291	EastGroup Properties, Inc.	652
360	Hatteras Financial Corp.	7
433	Invesco Mortgage Capital	7

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
620	Lexington Realty Trust	$7
9,483	Mid-America Apartment Communities, Inc.	708
282	Pennsylvania Real Estate Investment Trust	7
9,986	Potlatch Corp.	418
90	PS Business Parks, Inc.	7
920	Rait Financial Trust	7
362	RE/MAX Holdings, Inc., Class – A	12
43,235	Redwood Trust, Inc.	851
7,305	Strategic Hotels & Resorts, Inc. (a)	97
454	Western Asset Mortgage Capital Corp.	7
		4,474
	Real Estate Management & Development — 0.00%
380	St. Joe Corp. (a)	7
	Road & Rail — 0.18%
15	AMERCO, Inc.	4
3,057	Con-way, Inc.	150
1,668	Kansas City Southern Industries	204
		358
	Semiconductors & Semiconductor Equipment — 7.78%
570	Alpha & Omega Semiconductor Ltd. (a)	5
6,344	Altera Corp.	234
810	Amkor Technology, Inc. (a)	6
29,370	Atmel Corp. (a)	247
6,645	Canadian Solar, Inc. (a)	161
18,925	Cavium, Inc. (a)	1,170
270	Cirrus Logic, Inc. (a)	6
92,417	Cypress Semiconductor Corp.ˆ	1,320
9,511	Diodes, Inc. (a)	262
389	Entegris, Inc. (a)	5
22,076	Fairchild Semiconductor International, Inc. (a)	373
16,420	Integrated Device Technology, Inc. (a)	322
293	Integrated Silicon Solution, Inc.	5
8,818	International Rectifier Corp. (a)	352
390	IXYS Corp.	5
10,832	Maxim Integrated Products, Inc.	345
8,052	Mellanox Technologies Ltd. (a)	344
2,054	Microsemi Corp. (a)	58
23,048	Monolithic Power Systems, Inc.	1,146
190	OmniVision Technologies, Inc. (a)	5
60,230	ON Semiconductor Corp. (a)	610
620	Photronics, Inc. (a)	5
15,230	Power Integrations, Inc.	788
91,300	QuickLogic Corp.ˆ (a)	287
5,700	Semtech Corp. (a)	157
3,133	Silicon Laboratories, Inc. (a)	149
19,252	Skyworks Solutions, Inc.	1,400
74,628	Spansion, Inc., Class – A (a)	2,554
15,980	SunEdison, Inc. (a)	312

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
5,730	Synaptics, Inc. (a)	$394
261	Teradyne, Inc.	5
15,040	Tessera Technologies, Inc.	538
41,270	TriQuint Semiconductor, Inc. (a)	1,137
590	Ultra Clean Holdings, Inc. (a)	5
26,743	Ultratech, Inc. (a)	496
		15,208
	Software — 5.23%
6,630	Advent Software, Inc.	203
21,896	Aspen Technology, Inc. (a)	767
13,615	CyberArk Software Ltd.ˆ (a)	540
250	Ebix, Inc.	4
10,590	Electronic Arts, Inc. (a)	498
5,100	Ellie Mae, Inc. (a)	206
280	EPIQ Systems, Inc.	5
60	ePlus, Inc. (a)	5
60	Fair Isaac Corp.	4
12,300	Fleetmatics Group Ltd. (a)	437
12,600	Fortinet, Inc. (a)	386
13,008	Guidewire Software, Inc. (a)	659
17,270	Manhattan Associates, Inc. (a)	703
191	Mentor Graphics Corp.	4
7,758	NetSuite, Inc. (a)	847
15,175	Proofpoint, Inc. (a)	732
34,518	PTC, Inc. (a)	1,264
15,779	Qualys, Inc. (a)	596
27,269	Rovi Corp. (a)	616
17,556	SeaChange International, Inc. (a)	112
22,006	Silver Spring Networks, Inc. (a)	186
150	Take-Two Interactive Software, Inc. (a)	4
18,700	Tangoe, Inc. (a)	244
1,550	Telecommunication Systems, Inc. (a)	5
3,797	The Ultimate Software Group, Inc. (a)	557
24,915	TiVo, Inc. (a)	295
127,000	Zynga, Inc. (a)	338
		10,217
	Specialty Retail — 2.28%
140	Abercrombie & Fitch Co., Class – A	4
320	Ascena Retail Group, Inc. (a)	4
280	Big 5 Sporting Goods Corp.	4
10,419	Cabela’s, Inc., Class – A (a)	549
10,765	Chico’s FAS, Inc.	175
240	Destination Maternity Corp.	4
2,125	Five Below, Inc. (a)	87
110	GameStop Corp., Class – Aˆ	4
40	Group 1 Automotive, Inc.	4
170	Haverty Furniture Cos., Inc.	4
11,800	MarineMax, Inc. (a)	237

Shares	Security Description	Value (000)
	Specialty Retail (continued)
60	Murphy USA, Inc. (a)	$4
50	Outerwall, Inc. (a)	4
7,687	Rent-A-Center, Inc.	279
12,997	Restoration Hardware Holdings, Inc. (a)	1,247
17,110	Select Comfort Corp. (a)	462
140	Sonic Automotive, Inc., Class – A	4
250	Stein Mart, Inc.	4
90	The Cato Corp.	4
410	Tilly’s, Inc., Class – A (a)	4
17,508	Tractor Supply Co.	1,379
		4,467
	Technology Hardware, Storage & Peripherals — 0.65%
11,731	Cray, Inc. (a)	404
101	Lexmark International, Inc., Class – A	4
27,600	QLogic Corp. (a)	368
14,035	Super Micro Computer, Inc. (a)	490
		1,266
	Textiles, Apparel & Luxury Goods — 2.74%
220	Culp, Inc.	5
15,874	Deckers Outdoor Corp. (a)	1,445
15,669	G-III Apparel Group Ltd. (a)	1,583
170	Movado Group, Inc.	5
18,673	Under Armour, Inc., Class – A (a)	1,268
5,800	Vera Bradley, Inc. (a)	118
1,890	Vince Holding Corp. (a)	49
30,238	Wolverine World Wide, Inc.	891
		5,364
	Thrifts & Mortgage Finance — 0.06%
140	Federal Agricultural Mortgage Corp., Class – C	4
120	First Defiance Financial Corp.	4
190	Home Loan Servicing Solutions Ltd.	4
250	HomeStreet, Inc.	4
110	Meta Financial Group, Inc.	4
234	Walker & Dunlop, Inc. (a)	4
1,270	WSFS Financial Corp.	98
		122
	Tobacco — 0.00%
90	Universal Corp.	4
	Trading Companies & Distributors — 1.11%
194	Aircastle Ltd.	4
17,025	Applied Industrial Technologies, Inc.	777
200	CAI International, Inc. (a)	5
6,472	GATX Corp.	372
340	Houston Wire & Cable Co.	4
16,520	MRC Global, Inc. (a)	250
18,100	Stock Building Supply Holdings, Inc. (a)	277
97	TAL International Group, Inc.	4
130	Textainer Group Holdings Ltd.	4

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Trading Companies & Distributors (continued)
4,502	Watsco, Inc.	$482
		2,179
	Wireless Telecommunication Services — 0.18%
3,180	SBA Communications Corp., Class – A (a)	353
250	Spok Holdings, Inc.	4
		357
	Total Common Stocks	171,042
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.* (a)(b)(c)	—
	Machinery — 0.00%
1,400	Gerber Scientific, Inc.* (a)(c)(d)	—
	Total Contingent Rights	—
	Time Deposit — 3.47%
$6,803	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/15	6,803
	Total Time Deposit	6,803
	Mutual Funds — 9.46%
18,434,432	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (e)	18,434
64,194	SSgA Prime Money Market Fund, 0.00% (e)	64
22,584	SSgA Treasury Money Market Fund, 0.00% (e)	23
	Total Mutual Funds	18,521
	Total Investments (cost $148,823) — 100.29%	196,366
	Liabilities in excess of other assets — (0.29)%	(559)
	Net Assets — 100.00%	$195,807

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2014 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
ˆ	All or part of this security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014, was $5,388 (amount in thousands).
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.
(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(e)	The rate disclosed is the rate in effect on December 31, 2014.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	16.67%	27.78%	36.96%	0.82%	5.13%	—	87.36%
Contingent Rights	—	—	—	—	—	—	0.00%
Time Deposit	—	1.65%	1.76%	—	0.06%	—	3.47%
Mutual Funds	0.03%	—	—	0.02%	—	9.41%	9.46%
Other Assets (Liablities)	0.01%	—	-0.29%	-0.01%	—	—	-0.29%
Total Net Assets	16.71%	29.43%	38.43%	0.83%	5.19%	9.41%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Real Estate Securities Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.83%
	Consumer Finance — 1.47%
63,491	Education Realty Trust, Inc.	$2,323
	Food & Staples Retailing — 1.59%
26,048	CVS Caremark Corp.	2,509
	Health Care Providers & Services — 2.93%
74,841	American Realty Capital Healthcare Trust	891
51,136	HCA Holdings, Inc. (a)	3,752
		4,643
	Hotels, Restaurants & Leisure — 5.05%
68,380	Pebblebrook Hotel Trust	3,121
21,739	Starwood Hotels & Resorts Worldwide, Inc.	1,762
36,210	Wyndham Worldwide Corp.	3,105
		7,988
	Paper & Forest Products — 0.92%
40,779	Weyerhaeuser Co.	1,464
	Real Estate Investment Trusts — 77.73%
46,308	Acadia Realty Trust	1,483
40,588	American Tower Corp.	4,012
68,457	AvalonBay Communities, Inc.	11,186
226,401	Big Yellow Group PLC	2,133
59,615	Boston Properties, Inc.	7,672
153,392	Douglas Emmett, Inc.	4,356
112,847	Duke Realty Corp.	2,280
21,299	EastGroup Properties, Inc.	1,349
73,024	Equity Lifestyle Properties, Inc.	3,764
37,341	Essex Property Trust, Inc.	7,715
37,311	Extra Space Storage, Inc.	2,188
33,481	Federal Realty Investment Trust	4,468
334,002	General Growth Properties, Inc.	9,395
131,457	Health Care REIT, Inc.	9,947
102,088	Healthcare Trust of America, Inc., Class – A	2,750
53,747	Kennedy-Wilson Holdings, Inc.	1,360
30,535	Kilroy Realty Corp.	2,109
52,732	Kite Realty Group Trust	1,516
118,571	Paramount Group, Inc. (a)	2,204
103,196	Physicians Realty Trust	1,713
44,568	Public Storage	8,238
186,479	Retail Properties of America, Inc., Class – A	3,112
91,349	RLJ Lodging Trust	3,063
59,042	Simon Property Group, Inc.	10,752
59,615	SL Green Realty Corp.	7,095
36,612	The Macerich Co.	3,054
133,544	UDR, Inc.	4,116
		123,030

Shares or Principal Amount (000)	Security Description	Value (000)
	Real Estate Management & Development — 2.80%
208,227	Forest City Enterprises, Inc., Class – A (a)	$4,435
	Wireless Telecommunication Services — 1.34%
19,121	SBA Communications Corp., Class – A (a)	2,118
	Total Common Stocks	148,510
	Mutual Funds — 5.92%
1,613,951	DWS Government Cash Money Market Fund, 0.03% (b)	1,614
7,749,637	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (b)	7,750
	Total Mutual Funds	9,364
	Total Investments (cost $126,775) — 99.75%	157,874
	Other assets in excess of liabilities — 0.25%	403
	Net Assets — 100.00%	$158,277
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on December 31, 2014.

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 62.54%
	Australia — 2.73%
164,319	Alumina Ltd. (Metals & Mining) (a)	$237
82,950	Amcor Ltd. (Containers & Packaging)	912
4,552,843	Beach Energy Ltd. (Oil, Gas & Consumable Fuels)	3,859
220,779	BHP Billiton Ltd. (Metals & Mining)	5,219
50,717	Boral Ltd. (Construction Materials)	218
9,018	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	250
2,304,293	Fortescue Metals Group Ltd. (Metals & Mining) ˆ	5,058
28,876	Iluka Resources Ltd. (Metals & Mining)	139
105,187	Incitec Pivot Ltd. (Chemicals)	272
2,100,236	Medusa Mining Ltd. (Metals & Mining) (a)	1,097
51,913	Newcrest Mining Ltd. (Metals & Mining) (a)	457
25,408	Orica Ltd. (Chemicals)	389
72,578	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	687
29,955	Rio Tinto Ltd. (Metals & Mining)	1,404
391,692	Santos Ltd. (Oil, Gas & Consumable Fuels)	2,616
50,974	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,576
14,303	WorleyParsons Ltd. (Energy Equipment & Services)	117
		24,507
	Austria — 0.06%
10,049	OMV AG (Oil, Gas & Consumable Fuels)	267
7,726	Voestalpine AG (Metals & Mining)	305
		572
	Belgium — 0.67%
4,015	Solvay SA (Chemicals)	543
135,934	Umicore SA (Chemicals)	5,470
		6,013
	Bermuda — 0.09%
210,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	198
18,200	Nabors Industries Ltd. (Energy Equipment & Services)	236
112,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	98
25,075	Seadrill Ltd. (Energy Equipment & Services)	290
		822
	Brazil — 0.26%
50,400	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	106
9,513	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	103
20,577	Duratex SA (Paper Products)	62
16,600	Fibria Celulose SA (Paper & Forest Products) (a)	203

Shares	Security Description	Value (000)
	Brazil (continued)
204,612	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	$739
24,503	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	475
84,610	Vale SA (Metals & Mining)	697
		2,385
	Canada — 6.57%
2,500	Agnico-Eagle Mines Ltd. (Metals & Mining)	62
13,000	Agnico-Eagle Mines Ltd. (Metals & Mining)	324
9,887	Agrium, Inc. (Chemicals) ˆ	936
128,360	Alamos Gold, Inc. (Metals & Mining)	915
9,600	AltaGas Ltd. (Oil, Gas & Consumable Fuels)	358
1,400	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	30
21,600	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	468
80,129	Barrick Gold Corp. (Metals & Mining)	864
12,000	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)	200
27,100	Cameco Corp. (Oil, Gas & Consumable Fuels) ˆ	444
184,169	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	5,696
32,300	Canadian Oil Sands Ltd. (Oil, Gas & Consumable Fuels)	290
52,014	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,073
29,777	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels) ˆ	690
50,904	Eldorado Gold Corp. (Metals & Mining)	310
75,634	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,888
58,211	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,994
2,400	Encana Corp. (Oil, Gas & Consumable Fuels)	33
50,467	EnCana Corp. (Oil, Gas & Consumable Fuels)	703
13,200	Enerplus Corp. (Oil, Gas & Consumable Fuels) ˆ	127
471,071	First Quantum Minerals Ltd. (Metals & Mining)	6,697
10,740	Franco-Nevada Corp. (Metals & Mining)	529
195,510	Goldcorp, Inc. (Metals & Mining)	3,622
55,853	Goldcorp, Inc. (Metals & Mining)	1,034
23,515	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	557
1,300	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	31
173,622	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	7,472
19,960	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	860

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
22,300	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	$690
5,900	Keyera Corp. (Oil, Gas & Consumable Fuels)	412
82,321	Kinross Gold Corp. (Metals & Mining) (a)	231
10,700	Meg Energy Corp. (Oil, Gas & Consumable Fuels) (a)	180
6,600	Methanex Corp. (Chemicals)	303
691,498	New Gold, Inc. (Metals & Mining) (a)	2,973
32,750	New Gold, Inc. (Metals & Mining) (a)	140
21,698	Pacific Rubiales Energy Corp. (Oil, Gas & Consumable Fuels)	134
4,000	Paramount Resources Ltd., Class A (Oil, Gas & Consumable Fuels) (a)	97
22,969	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels) ˆ	837
31,700	Penn West Petroleum Ltd. (Oil, Gas & Consumable Fuels) ˆ	66
10,000	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels) ˆ	288
57,046	Potash Corp. of Saskatchewan, Inc. (Chemicals)	2,018
8,800	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	232
24,451	Silver Wheaton Corp. (Metals & Mining)	497
100,698	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3,199
70,286	Talisman Energy, Inc. (Oil, Gas & Consumable Fuels)	551
4,300	Talisman Energy, Inc. (Oil, Gas & Consumable Fuels)	34
39,797	Teck Cominco Ltd., Class B (Metals & Mining)	544
12,051	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels) (a)	402
48,700	TransCanada Corp. (Oil, Gas & Consumable Fuels) ˆ	2,394
52,406	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	162
205,348	Uranium Participation Corp. (Capital Markets) (a)	910
800	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	39
7,100	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels) ˆ	348
57,600	Yamana Gold, Inc. (Metals & Mining)	233
9,300	Yamana Gold, Inc. (Metals & Mining)	37
		59,158
	Cayman Islands — 0.02%
125,000	China Resources Cement Holdings Ltd. (Construction Materials)	81
117,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	65
		146

Shares	Security Description	Value (000)
	Chile — 0.06%
3,704	Cap SA (Metals & Mining)	$16
86,189	Empresas CMPC SA (Paper & Forest Products)	216
30,387	Empresas Copec SA (Oil, Gas & Consumable Fuels)	343
		575
	China — 0.58%
243,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	112
69,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials) ˆ	255
80,500	BBMG Corp., H Shares (Construction Materials)	67
285,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	178
199,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	192
126,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	218
1,754,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	1,421
230,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	680
69,300	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	99
91,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	156
1,450,729	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,611
200,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	58
120,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	102
368,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	104
		5,253
	Colombia — 0.06%
27,980	Cementos Argos SA (Construction Materials)	120
337,214	Ecopetrol SA (Oil, Gas & Consumable Fuels)	295
19,571	Grupo Argos SA (Construction Materials)	169
		584
	Curaçao — 1.37%
144,791	Schlumberger Ltd. (Energy Equipment & Services)	12,367
	Denmark — 0.08%
16,454	Novozymes A/S, B Shares (Specialty Chemicals)	693
	Finland — 0.12%
8,813	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	214
35,822	Stora Enso Oyj, R Shares (Paper & Forest Products)	320

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
35,847	UPM-Kymmene Oyj (Paper & Forest Products)	$588
		1,122
	France — 1.54%
23,687	Air Liquide SA (Chemicals)	2,931
4,237	Arkema SA (Chemicals)	280
2,292	Imerys SA (Construction Materials)	169
12,840	Lafarge SA (Construction Materials)	901
65,083	Technip SA (Energy Equipment & Services)	3,876
112,721	Total SA (Oil, Gas & Consumable Fuels)	5,774
		13,931
	Germany — 1.13%
63,138	BASF SE (Chemicals)	5,294
9,545	HeidelbergCement AG (Construction Materials)	674
11,229	K+S AG – Registered (Chemicals)	310
6,226	Lanxess AG (Chemicals)	288
12,768	Linde AG (Chemicals)	2,352
8,464	Symrise AG (Chemicals)	510
31,123	ThyssenKrupp AG (Metals & Mining) (a)	793
		10,221
	Greece — 0.01%
3,179	Titan Cement Co. SA (Construction Materials)	74
	Hong Kong — 0.51%
1,227,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	1,660
113,000	Fosun International Ltd. (Metals & Mining)	147
9,036,000	Minmetals Resources Ltd. (Diversified Metals & Mining)	2,783
		4,590
	Hungary — 0.01%
2,622	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	115
	India — 0.18%
43,434	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (b)	1,227
18,460	Sesa Sterlite Ltd., ADR (Metals & Mining)	250
19,038	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	119
		1,596
	Indonesia — 0.07%
873,600	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	73
21,200	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	26
101,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	205
198,000	PT Semen Gresik (Persero) Tbk (Construction Materials)	259

Shares	Security Description	Value (000)
	Indonesia (continued)
43,700	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	$44
		607
	Ireland — 0.10%
36,868	CRH PLC (Construction Materials)	886
	Israel — 0.04%
305	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	77
29,752	Israel Chemicals Ltd. (Chemicals)	214
200	The Israel Corp. Ltd. (Chemicals) (a)	95
		386
	Italy — 0.86%
434,382	Eni SpA (Oil, Gas & Consumable Fuels)	7,608
18,162	Saipem SpA (Energy Equipment & Services) (a)	190
		7,798
	Japan — 2.67%
9,000	Air Water, Inc. (Chemicals)	143
87,000	Asahi Kasei Corp. (Chemicals)	794
19,000	Daicel Corp. (Chemicals)	222
7,200	Hitachi Chemical Co. Ltd. (Chemicals)	127
14,000	Hitachi Metals Ltd. (Metals & Mining)	238
5,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	96
57,700	INPEX Corp. (Oil, Gas & Consumable Fuels)	642
33,200	JFE Holdings, Inc. (Metals & Mining)	741
183,200	JSR Corp. (Chemicals)	3,144
155,344	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	605
17,000	Kaneka Corp. (Chemicals)	91
16,000	Kansai Paint Co. Ltd. (Chemicals)	248
209,000	Kobe Steel Ltd. (Metals & Mining)	360
138,800	Komatsu Ltd. (Machinery)	3,069
22,100	Kuraray Co. Ltd. (Chemicals)	251
3,000	Maruichi Steel Tube Ltd. (Metals & Mining)	64
94,000	Mitsubishi Chemical Holdings Corp. (Chemicals)	456
27,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	136
73,000	Mitsubishi Materials Corp. (Metals & Mining)	242
57,000	Mitsui Chemicals, Inc. (Chemicals)	161
12,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	348
2,631,082	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	6,528
10,600	Nitto Denko Corp. (Chemicals)	592
53,000	Oji Paper Co. Ltd. (Paper & Forest Products)	190
28,215	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,837

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
13,100	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels) ˆ	$129
96,000	Sumitomo Chemical Co. Ltd. (Chemicals)	378
36,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	537
77,000	Taiheiyo Cement Corp. (Construction Materials)	242
9,000	Taiyo Nippon Sanso Corp. (Chemicals)	99
65,000	Teijin Ltd. (Chemicals)	173
20,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	171
101,000	Toray Industries, Inc. (Chemicals)	807
11,200	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	139
2,400	Yamato Kogyo Co. Ltd. (Metals & Mining)	67
		24,067
	Jersey — 0.44%
729,817	Glencore International PLC (Metals & Mining)	3,368
16,915	Petrofac Ltd. (Energy Equipment & Services)	184
5,978	Randgold Resources Ltd. (Metals & Mining)	406
		3,958
	Luxembourg — 0.16%
68,690	ArcelorMittal (Metals & Mining)	753
18,257	Subsea 7 SA (Energy Equipment & Services)	187
32,704	Tenaris SA (Energy Equipment & Services)	494
		1,434
	Malaysia — 0.07%
85,350	Bumi Armada Berhad (Energy Equipment & Services)	27
23,700	Lafarge Malayan Cement Berhad (Construction Materials)	66
191,800	Petronas Chemicals Group Berhad (Chemicals)	299
14,400	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	71
234,000	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	154
		617
	Mexico — 0.23%
834,584	Cemex SAB de CV (Construction Materials) (a)	851
262,234	Grupo Mexico SAB de CV, Series B (Metals & Mining)	761
8,724	Industrias Penoles SAB de CV (Metals & Mining)	171
64,932	Mexichem SAB de CV (Chemicals) (a)	197

Shares	Security Description	Value (000)
	Mexico (continued)
34,300	Minera Frisco SAB de CV, Class – A1 (Metals & Mining) (a)	$50
		2,030
	Mongolia — 0.37%
75,619,300	Mongolian Mining Corp. (Metals & Mining) (a)	3,316
	Netherlands — 0.96%
16,679	Akzo Nobel NV (Chemicals)	1,154
2,989	Core Laboratories NV (Energy Equipment & Services)	360
11,848	Koninklijke DSM NV (Chemicals)	723
4,533	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	235
77,755	LyondellBasell Industries NV, Class A (Chemicals)	6,172
		8,644
	New Zealand — 0.03%
44,720	Fletcher Building Ltd. (Construction Materials)	288
	Norway — 0.86%
567,075	DNO International ASA (Oil, Gas & Consumable Fuels) ˆ (a)	1,201
91,081	Norsk Hydro ASA (Metals & Mining)	513
315,061	Statoil ASA (Oil, Gas & Consumable Fuels)	5,551
11,808	Yara International ASA (Chemicals)	526
		7,791
	Papua New Guinea — 0.10%
145,385	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	932
	Peru — 0.01%
13,100	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	125
	Poland — 0.10%
3,409	Grupa Azoty SA (Chemicals)	61
6,354	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	46
9,645	KGHM Polska Miedz SA (Metals & Mining)	294
20,928	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	286
122,329	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	153
28,195	Synthos SA (Chemicals)	33
		873
	Portugal — 0.34%
297,660	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	3,022
	Qatar — 0.01%
3,145	Gulf International Services QSC (Oil, Gas & Consumable Fuels)	84

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia — 0.61%
391,088	Gazprom OAO, GDR (Oil, Gas & Consumable Fuels)	$1,771
27,570	LUKOIL, ADR (Oil, Gas & Consumable Fuels)	1,091
7,136	LUKOIL OAO, ADR (Oil, Gas & Consumable Fuels)	274
37,788	Mining & Metallurgical Co. Norilsk Nickel OJSC, ADR (Metals & Mining)	522
1,347	Novatek OAO, GDR (Oil, Gas & Consumable Fuels)	105
4,915	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	383
15,150	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	53
54,591	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	190
2,600	Severstal, Registered Shares, GDR (Metals & Mining)	24
10,548	Severstal, Registered Shares, GDR (Metals & Mining)	96
78,066	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	324
4,200	Tatneft OAO, ADR (Oil, Gas & Consumable Fuels)	103
11,653	Tatneft OAO, Registered Shares, ADR (Oil, Gas & Consumable Fuels)	286
20,812	Uralkali, Registered Shares, GDR (Chemicals)	245
		5,467
	South Africa — 0.32%
6,533	African Rainbow Minerals Ltd. (Metals & Mining)	67
3,842	Anglo Platinum Ltd. (Metals & Mining) (a)	113
27,657	AngloGold Ashanti Ltd. (Metals & Mining) (a)	243
1,665	Assore Ltd. (Metals & Mining)	21
9,847	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	88
50,150	Gold Fields Ltd. (Metals & Mining)	227
34,929	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	228
4,703	Kumba Iron Ore Ltd. (Metals & Mining)	97
41,221	Nampak Ltd. (Containers & Packaging)	155
38,232	PPC Ltd. (Construction Materials)	91
37,556	Sappi Ltd. (Paper & Forest Products) (a)	136
38,017	Sasol Ltd. (Oil, Gas & Consumable Fuels)	1,420
		2,886
	South Korea — 0.36%
3,565	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	130
7,450	Hanwha Chemical Corp. (Chemicals)	79
3,092	Hanwha Corp. (Chemicals)	87
1,036	Honam Petrochemical Corp. (Chemicals)	149
1,478	Hyosung Corp. (Chemicals)	92

Shares	Security Description	Value (000)
	South Korea (continued)
4,819	Hyundai Steel Co. (Metals & Mining)	$276
786	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	57
585	Korea Zinc Co. Ltd. (Metals & Mining)	214
3,142	LG Chem Ltd. (Chemicals)	515
1,008	OCI Co. Ltd. (Chemicals) (a)	71
4,495	POSCO (Metals & Mining)	1,133
3,916	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	301
3,096	S-Oil Corp. (Oil, Gas & Consumable Fuels)	136
		3,240
	Spain — 0.15%
8,357	Cemex Latam Holdings SA (Construction Materials) (a)	56
69,616	Repsol YPF SA (Oil, Gas & Consumable Fuels)	1,303
		1,359
	Sweden — 0.83%
456,721	Boliden AB (Metals & Mining)	7,305
14,506	Lundin Petroleum AB (Oil, Gas & Consumable Fuels) (a)	208
		7,513
	Switzerland — 0.67%
546	EMS-Chemie Holding AG – Registered (Chemicals)	221
635	Givaudan SA – Registered (Chemicals)	1,139
15,739	Holcim Ltd. – Registered (Construction Materials)	1,125
146	Sika AG (Chemicals)	431
6,389	Syngenta AG, Registered Shares (Chemicals)	2,056
24,563	Transocean Ltd. (Energy Equipment & Services) ˆ	451
54,500	Weatherford International PLC (Energy Equipment & Services) (a)	624
		6,047
	Taiwan — 0.35%
151,082	Asia Cement Corp. (Construction Materials)	186
799,376	China Steel Corp. (Metals & Mining)	663
224,000	Formosa Chemicals & Fibre Corp. (Chemicals)	472
79,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	171
280,160	Formosa Plastics Corp. (Chemicals)	639
313,010	Nan Ya Plastics Corp. (Chemicals)	646
216,000	Taiwan Cement Corp. (Construction Materials)	295
54,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	95
30,450	TSRC Corp. (Chemicals)	33
		3,200
	Thailand — 0.19%
62,500	Banpu Public Co. Ltd., Foreign Registered Shares (Oil, Gas & Consumable Fuels)	47

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
62,400	Energy Absolute Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	$47
26,400	Indorama Ventures Public Co. Ltd. (Chemicals)	16
467,400	IRPC Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	43
81,204	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	275
98,355	PTT Global Chemical Public Co. Ltd. (Chemicals)	153
69,600	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	683
48,700	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	62
7,400	The Siam Cement Public Co. Ltd. (Construction Materials)	100
20,000	The Siam Cement Public Co. Ltd. – Foreign Registered Shares (Construction Materials)	273
		1,699
	Turkey — 0.04%
87,794	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	167
23,296	Petkim Petrokimya Holding AS (Chemicals)	39
7,852	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	187
		393
	United Kingdom — 11.59%
25,136	AMEC PLC (Energy Equipment & Services)	332
335,810	Anglo American PLC (Metals & Mining)	6,213
25,612	Antofagasta PLC (Metals & Mining)	298
1,407,021	BG Group PLC (Oil, Gas & Consumable Fuels)	18,826
586,363	BHP Billiton PLC (Metals & Mining)	12,565
1,405,490	BP PLC (Oil, Gas & Consumable Fuels)	8,920
8,891	Croda International PLC (Chemicals)	367
16,677	Ensco PLC, ADR (Energy Equipment & Services)	499
13,922	Fresnillo PLC (Metals & Mining)	165
13,878	Johnson Matthey PLC (Chemicals)	730
18,400	Noble Corp. PLC (Energy Equipment & Services)	305
995,268	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	2,187
48,253	Rexam PLC (Containers & Packaging)	340
368,574	Rio Tinto PLC (Metals & Mining)	16,989
692,612	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	23,111
167,759	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	5,796
498,874	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	3,215

Shares	Security Description	Value (000)
	United Kingdom (continued)
407,146	Vedanta Resources PLC (Diversified Metals & Mining)	$3,611
		104,469
	United States — 23.96%
14,636	Air Products & Chemicals, Inc. (Chemicals)	2,111
4,825	Airgas, Inc. (Chemicals)	556
5,678	Albemarle Corp. (Chemicals)	341
80,824	Alcoa, Inc. (Metals & Mining)	1,276
63,415	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	5,232
4,000	Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	162
120,604	Apache Corp. (Oil, Gas & Consumable Fuels)	7,558
5,300	Ashland, Inc. (Chemicals)	635
6,400	Avery Dennison Corp. (Containers & Packaging)	332
80,125	Baker Hughes, Inc. (Energy Equipment & Services)	4,493
9,000	Ball Corp. (Containers & Packaging)	614
81,193	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,404
71,450	Cameron International Corp. (Energy Equipment & Services) (a)	3,569
72,252	Caterpillar, Inc. (Machinery)	6,613
11,000	Celanese Corp., Series A (Chemicals)	660
3,445	CF Industries Holdings, Inc. (Chemicals)	939
36,646	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	717
148,481	Chevron Corp. (Oil, Gas & Consumable Fuels)	16,657
27,525	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,918
249,216	Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	2,216
7,800	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	778
222,319	ConocoPhillips (Oil, Gas & Consumable Fuels)	15,353
16,300	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	551
6,838	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	262
9,900	Crown Holdings, Inc. (Metal & Glass Containers) (a)	504
23,800	Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	193
26,691	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,634
4,830	Diamond Offshore Drilling, Inc. (Energy Equipment & Services) ˆ	177
63,286	E.I. du Pont de Nemours & Co. (Chemicals)	4,679
10,256	Eastman Chemical Co. (Chemicals)	778
18,536	Ecolab, Inc. (Chemicals)	1,937

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
50,385	Energen Corp. (Oil, Gas & Consumable Fuels)	$3,213
62,916	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	5,793
10,438	EQT Corp. (Oil, Gas & Consumable Fuels)	790
276,180	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	25,533
67,664	First Solar, Inc. (Semiconductors & Semiconductor Equipment) (a)	3,017
9,462	FMC Corp. (Chemicals)	540
16,100	FMC Technologies, Inc. (Energy Equipment & Services) (a)	754
71,417	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	1,669
181,177	Halliburton Co. (Energy Equipment & Services)	7,125
7,700	Helmerich & Payne, Inc. (Energy Equipment & Services)	519
19,048	Hess Corp. (Oil, Gas & Consumable Fuels)	1,406
12,872	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	482
5,600	International Flavors & Fragrances, Inc. (Chemicals)	568
27,900	International Paper Co. (Paper Products)	1,495
368,805	KBR, Inc. (Construction & Engineering)	6,251
288,746	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	12,218
46,334	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,311
19,483	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,759
3,928	Martin Marietta Materials, Inc. (Construction Materials)	433
11,600	MeadWestvaco Corp. (Containers & Packaging)	515
36,070	Monsanto Co. (Chemicals)	4,309
11,600	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	586
29,558	National Oilwell Varco, Inc. (Energy Equipment & Services)	1,937
33,875	Newmont Mining Corp. (Metals & Mining)	640
24,820	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,177
21,900	Nucor Corp. (Metals & Mining)	1,074
53,610	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,322
7,358	Oceaneering International, Inc. (Energy Equipment & Services)	433
14,300	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	712
11,900	Owens-Illinois, Inc. (Containers & Packaging) (a)	321
38,381	Phillips 66 (Oil, Gas & Consumable Fuels)	2,752

Shares	Security Description	Value (000)
	United States (continued)
22,042	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	$3,281
9,518	PPG Industries, Inc. (Chemicals)	2,200
20,050	Praxair, Inc. (Chemicals)	2,598
12,600	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	255
11,929	Range Resources Corp. (Oil, Gas & Consumable Fuels)	638
9,800	Rock-Tenn Co., Class A (Containers & Packaging)	598
13,700	Sealed Air Corp. (Containers & Packaging)	581
8,200	Sigma-Aldrich Corp. (Chemicals)	1,126
10,860	Southern Copper Corp. (Metals & Mining)	306
24,269	Southwestern Energy Co. (Oil, Gas & Consumable Fuels) (a)	662
46,078	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,673
10,259	Superior Energy Services, Inc. (Energy Equipment & Services)	207
9,000	Tesoro Corp. (Oil, Gas & Consumable Fuels)	669
82,133	The Dow Chemical Co. (Chemicals)	3,747
158,509	The Mosaic Co. (Chemicals)	7,236
5,751	The Sherwin-Williams Co. (Chemicals)	1,513
48,778	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,192
36,300	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,797
9,000	Vulcan Materials Co. (Construction Materials)	592
3,300	Westlake Chemical Corp. (Chemicals)	202
104,626	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	3,453
		216,029
	Total Common Stocks	563,884
	Preferred Stocks — 0.49%
	Brazil — 0.41%
15,800	Bradespar SA – Preferred (Metals & Mining)	85
10,700	Braskem SA – Preferred, Class – A (Chemicals)	70
55,900	Gerdau SA – Preferred (Metals & Mining)	202
140,400	Klabin SA – Preferred (Containers & Packaging)	152
16,000	Metalurgica Gerdau SA – Preferred (Metals & Mining)	68
131,509	Petroleo Brasileiro SA – Preferred, ADR (Oil, Gas & Consumable Fuels)	997
288,775	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	1,089
23,200	Suzano Papel e Celulose SA – Preferred, Class – A (Paper & Forest Products)	98
26,187	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Metals & Mining) (a)	50
132,404	Vale SA – Preferred (Metals & Mining)	958
		3,769

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Chile — 0.02%
$6,657	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	$162
	Colombia — 0.01%
6,462	Grupo Argos SA – Preferred (Construction Materials)	54
	Germany — 0.02%
4,921	Fuchs Petrolub AG – Preferred (Chemicals)	196
	Russia — 0.02%
98	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels) (c)	204
	South Korea — 0.01%
451	LG Chem Ltd. – Preferred (Chemicals)	58
	Total Preferred Stocks	4,443
	Right — 0.00%
	Spain — 0.00%
66,597	Repsol SA (Oil, Gas & Consumable Fuels) (a)	37
	Total Right	37
	Commercial Paper — 0.14%
	United Kingdom — 0.14%
1,300	Tesco Treasury Services PLC, 1.00%, 8/18/15 (d)(f)	1,277
	Total Commercial Paper	1,277
	Corporate Bonds — 1.56%
2,100	AT&T, Inc., 0.68%, 3/30/17 (Diversified Telecommunication Services) (e)	2,098
2,100	Citigroup, Inc., 0.75%, 5/1/17(Banks) (e)	2,095
3,000	Ford Motor Credit Co. LLC, 0.76%, 9/8/17 (Diversified Financial Services) (e)	2,979
2,100	Goldman Sachs Group, Inc., 0.86%, 6/4/17 (Capital Markets) (e)	2,096
2,100	International Lease Finance Corp., 5.75%, 5/15/16 (Trading Companies & Distributors)	2,179
900	New York Life Global Funding, 2.10%, 1/2/19 (Insurance) (f)	903
186	Overseas Private Investment Corp., 4.73%, 3/15/22 (Sovereign)	205
300	SLM Corp., 6.25%, 1/25/16 (Consumer Finance)	312
1,200	Verizon Communications, Inc., 1.77%, 9/15/16 (Diversified Telecommunication Services) (e)	1,222
	Total Corporate Bonds	14,089
	Asset Backed Securities — 0.64%
400	ACA CLO Ltd., Series 2006-2A, Class A1, 0.48%, 1/20/21 (e)(f)	399
662	Atrium CDO Corp., Series 5A, Class A1, 0.48%, 7/20/20 (e)(f)	660
360	Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L, 0.49%, 5/10/21 (e)(f)	357

Shares or Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities (continued)
$268	Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.48%, 7/20/19 (e)(f)	$266
225	Four Corners CLO Ltd., Series 2006-2A, Class A, 0.50%, 1/26/20 (e)(f)	223
347	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11D, Class A2D, 0.85%, 11/25/35 (e)	338
250	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, 0.89%, 3/25/35 (e)	248
300	Gulf Stream Sextant CLO Ltd., Series 2006-1A, Class B, 0.63%, 8/21/20 (e)(f)	299
1,100	Household Home Equity Loan Trust, Series 2007-1, Class M2, 0.65%, 3/20/36 (e)	1,034
400	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 0.66%, 7/25/35 (e)	382
200	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.67%, 7/25/35 (e)	197
1,004	Race Point CLO Ltd., Series 2006-3, Class A, 0.49%, 4/15/20 (e)(f)	1,000
403	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 1.14%, 10/25/33 (e)	384
	Total Asset Backed Securities	5,787
	Collateralized Mortgage Obligations — 1.05%
300	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.62%, 1/25/36 (e)	273
61	BCAP LLC Trust, Series 2011-R11, Class 30A5, 2.38%, 1/26/34 (e)(f)	61
400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.78%, 4/10/49 (e)	428
1,522	Banc of America Funding Corp., Series 2012-R5, Class A, 0.42%, 10/3/39 (e)(f)	1,523
579	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.87%, 9/25/34 (e)	561
265	Countrywide Alternative Loan Trust, Series 2004-J7, Class 2A1, 0.94%, 9/25/34 (e)	260
70	Deutsche Mortgage Securities, Inc., Series 2010-RS2, Class A2, 3.82%, 6/28/47 (e)(f)	70
701	Freddie Mac, Series 2781, Class F1, 0.61%, 9/15/42 (e)	706
2,682	Fannie Mae, Series 2013-M4, Class X1, 4.08%, 2/25/18 (e)	258
524	Freddie Mac, Series 3096, Class FX, 0.61%, 5/15/32 (e)	530
492	Fannie Mae, Series 2006-98, Class FA, 0.60%, 10/25/36 (e)	495
167	Freddie Mac, Series 3179, Class FP, 0.54%, 7/15/36 (e)	168

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$200	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2005-FF6, Class M2, 0.61%, 5/25/36 (e)	$179
21	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A, 2.99%, 6/25/34 (e)	21
200	Long Beach Mortgage Loan Trust, Series 2005-2, Class M4, 1.10%, 4/25/35 (e)	191
400	Structured Asset Securities Corp., Series 2005-NC1, Class M2, 0.65%, 2/25/35 (e)	372
235	WaMu Mortgage Pass-Through Certificates, Series 2004-AR10, Class A3, 0.72%, 7/25/44 (e)	218
350	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1, 2.40%, 1/25/35 (e)	352
61	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.36%, 6/20/44 (e)	74
559	Hercules (Eclipse 2006-4) PLC, Series 2006-4, Class A, 0.80%, 10/25/18 (e)	859
1,567	Grecale SRL, Series 2011-1, Class A2, 0.71%, 1/27/61 (e)	1,879
	Total Collateralized Mortgage Obligations	9,478
	Certificates of Deposit — 1.28%
2,700	Banco do Brasil NY, 1.21%, 6/29/15 (e)	2,700
2,100	China Construction Bank Corp., 1.70%, 4/16/15	2,106
2,520	Credit Suisse NY, 0.44%, 1/12/15 (e)	2,520
1,400	Intesa Sanpaolo SpA, 1.65%, 4/7/15	1,403
2,800	Itau Unibanco NY, 1.19%, 6/26/15 (e)	2,800
	Total Certificates of Deposit	11,529
	Global Bonds — 2.97%
	Italy — 0.91%
599	Buoni del Tesoro Poliennali, Series ICPI, 2.15%, 11/12/17 (g)	751
400	Buoni Poliennali del Tesoro, Series ICPI, 5.50%, 11/1/22 (g)	622
200	Italy Buoni Poliennali del Tesoro, Series ICPI, 2.55%, 10/22/16 (g)	249
5,288	Italy Buoni Poliennali del Tesoro, Series ICPI, 2.25%, 4/22/17 (g)	6,608
		8,230
	Mexico — 0.46%
1,582	Mexican Udibonos, Series S, 4.50%, 12/4/25 (e)(g)	126
21,872	Mexican Udibonos, Series S, 4.50%, 11/22/35 (e)(g)	1,779
12,702	Mexican Udibonos, Series S, 4.00%, 11/15/40 (e)(g)	969
16,865	Mexican Udibonos, Series S, 4.00%, 11/8/46 (e)(g)	1,306
		4,180

Shares or Principal Amount (000)	Security Description	Value (000)
	New Zealand — 0.01%
$100	New Zealand Index Linked Bond, 2.00%, 9/20/25 (g)	$80
	Slovenia — 0.04%
300	Republic of Slovenia, 4.70%, 11/1/16 (f)(g)	388
	Spain — 1.30%
100	Bankia SA, 3.50%, 12/14/15 (g)	124
100	Bankia SA, 0.29%, 1/25/16 (e)(g)	120
4,900	Bonos y Obligaciones del Estado, 5.85%, 1/31/22 (g)	7,813
1,300	Generalitat de Catalunya, 4.95%, 2/11/20 (g)	1,743
1,400	Generalitat de Valencia, Series E, 4.90%, 3/17/20 (g)	1,942
		11,742
	United Kingdom — 0.05%
190	LBG Capital No. 2 PLC, Series 21, 15.00%, 12/21/19 (g)	406
	United States — 0.20%
1,000	JPMorgan Chase Bank NA, 5.38%, 9/28/16 (g)	1,661
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100 (e)	127
		1,788
	Total Global Bonds	26,814
	U.S. Government Agency Securities — 1.70%
200	Federal Home Loan Bank, 0.09%, 5/18/15 (d)	200
100	Federal Home Loan Bank, 0.09%, 5/19/15 (d)	100
2,800	Federal Home Loan Bank, 0.13%, 9/2/15	2,798
1,500	Federal Home Loan Bank, 0.03%, 3/13/15 (d)	1,500
2,378	Freddie Mac, 0.42%, 9/18/15 (h)	2,380
8,400	Freddie Mac, 0.09%, 5/6/15 (d)	8,397
	Total U.S. Government Agency Securities	15,375
	U.S. Treasury Obligations — 5.15%
440	U.S. Treasury Bill, 0.00%, 1/2/15 (d)	440
1,517	U.S. Treasury Bill, 0.01%, 1/8/15 (d)	1,517
130	U.S. Treasury Bill, 0.11%, 3/5/15 (d)(h)	130
1,753	U.S. Treasury Bill, 0.02%, 3/12/15 (d)(h)	1,753
1,460	U.S. Treasury Bill, 0.02%, 3/26/15 (d)(h)	1,460
3,221	U.S. Treasury Bill, 0.03%, 4/16/15 (d)(h)	3,221
360	U.S. Treasury Bill, 0.04%, 4/30/15 (d)(h)	360
3,974	U.S. Treasury Bill, 0.05%, 5/14/15 (d)(h)	3,973
1,034	U.S. Treasury Bill, 0.06%, 5/21/15 (d)(h)	1,034
2,920	U.S. Treasury Bill, 0.06%, 5/28/15 (d)(h)	2,919
122	U.S. Treasury Inflation Index Note, 1.88%, 7/15/15	122
11,079	U.S. Treasury Inflation Index Note, 0.13%, 4/15/16	11,046
7,498	U.S. Treasury Inflation Index Note, 0.13%, 4/15/19	7,416
6,100	U.S. Treasury Note, 2.13%, 12/31/21	6,159

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
$103	U.S. Treasury Inflation Index Note, 0.13%, 1/15/23	$99
102	U.S. Treasury Inflation Index Note, 0.38%, 7/15/23	101
1,800	U.S. Treasury Note, 2.75%, 11/15/23 (h)	1,895
430	U.S. Treasury Inflation Index Note, 0.13%, 7/15/24 (h)	414
504	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25 (h)	592
116	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29 (h)	165
1,426	U.S. Treasury Inflation Index Bond, 1.38%, 2/15/44	1,614
	Total U.S. Treasury Obligations	46,430
	Yankee Dollars — 1.82%
	Australia — 0.31%
2,100	Westpac Banking Corp., 0.56%, 5/19/17(Banks) (e)	2,099
700	Westpac Banking Corp., Series E, 1.85%, 11/26/18(Banks) (f)	700
		2,799
	Canada — 0.04%
400	Canadian Natural Resources Ltd., 0.63%, 3/30/16 (Oil, Gas & Consumable Fuels) (e)	399
	Chile — 0.03%
300	Empresa Nacional de Telecomunicaciones SA – Registered Shares, 4.88%, 10/30/24 (Wireless Telecommunication Services)	305
	Colombia — 0.05%
400	Ecopetrol SA, 7.63%, 7/23/19 (Oil, Gas & Consumable Fuels)	458
	France — 0.43%
2,800	BPCE SA, 0.87%, 6/17/17 (Banks) (e)	2,804
1,000	Dexia Credit Local SA NY, 1.25%, 10/18/16(Banks) (f)	1,004
		3,808
	Italy — 0.08%
700	Intesa Sanpaolo SpA, 3.13%, 1/15/16 (Banks)	711
	Korea, Republic Of — 0.03%
300	Export-Import Bank of Korea, 1.09%, 9/17/16(Banks) (e)	301
	Luxembourg — 0.03%
300	Rosneft Finance SA, Series 6, 7.88%, 3/13/18 (Oil, Gas & Consumable Fuels) (f)	277

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
	Netherlands — 0.38%
$1,400	Deutsche Annington Finance BV, 3.20%, 10/2/17(Real Estate Management & Development) (f)	$1,432
2,000	Rabobank Nederland NY, 0.56%, 4/28/17 (Banks) (e)	1,998
		3,430
	Norway — 0.10%
500	Kommunalbanken AS, 0.63%, 3/27/17 (Sovereign) (e)(f)	504
400	Nordea Eiendomskreditt AS, 2.13%, 9/22/16 (Banks) (f)	407
		911
	Russian Federation — 0.07%
300	Gazprom OAO, 9.25%, 4/23/19 (Oil, Gas & Consumable Fuels) (f)	306
400	Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19 (Banks)	354
		660
	Slovenia — 0.13%
200	Republic of Slovenia – Registered Shares, 5.85%, 5/10/23 (Sovereign)	226
900	Republic of Slovenia – Registered Shares, 5.25%, 2/18/24 (Sovereign)	989
		1,215
	Switzerland — 0.05%
350	UBS AG Stamford Connecticut, 7.63%, 8/17/22 (Banks)	412
	United Kingdom — 0.07%
600	HBOS PLC, Series E, 0.96%, 9/30/16, Callable 3/30/15 @ 100 (Banks) (e)	596
	United States — 0.02%
2,100	Navient LLC, Series E, 8.78%, 9/15/16 (Consumer Finance)	143
	Total Yankee Dollars	16,425
	Time Deposit — 1.61%
14,501	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/15	14,501
	Total Time Deposit	14,501
	Mutual Funds — 1.02%
4,100	ETFS Platinum Trust	480
8,674,000	SSgA Treasury Money Market Fund, 0.00% (i)	8,674
	Total Mutual Funds	9,154

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Contracts, or Principal Amount (000)	Security Description	Value (000)
	Purchased Options — 0.0%
	Total Purchased Options	$31
	Repurchase Agreements — 19.39%
$36,200	Bank of America Corp., 0.06%, 1/2/15 (Purchased on 12/31/14, proceeds at maturity $36,200,121 collateralized by U.S. Treasury Bonds, 3.00% – 3.38%, 5/15/44 – 11/15/44 fair value $36,924,045)	36,200
36,100	BNP Paribas, 0.05%, 1/2/15, (Purchased on 12/31/14, proceeds at maturity $36,100,100 collateralized by U.S. Treasury Notes, 0.25% – 3.50%, 2/29/16 – 5/15/20 fair value $36,822,125)	36,100
6,600	BNP Paribas, 0.13%, 1/2/15, (Purchased on 12/31/14, proceeds at maturity $6,600,048 collateralized by U.S. Treasury Inflation Index Note, 0.13%, 1/15/23 fair value $6,759,745)	6,600
3,100	Credit Suisse Securities, 0.07%, 1/2/15 (Purchased on 12/31/14, proceeds at maturity $3,100,012 collateralized by U.S. Treasury Obligations, 0.38% – 4.50%, 4/15/15 – 2/15/36 fair value $3,165,479)	3,100
36,300	Deutsche Bank Securities, Inc., 0.10%, 1/2/15 (Purchased on 12/31/14, proceeds at maturity $36,300,202 collateralized by U.S. Treasury Obligations, 0.13% – 3.63%, 4/15/15 – 2/15/43 fair value $37,261,104)	36,300
1,600	Goldman Sachs & Co., 0.17%, 1/2/15 (Purchased on 12/31/14, proceeds at maturity $1,600,015 collateralized by Freddie Mac, 4.00%, 3/1/43 fair value $1,650,707)	1,600
3,600	JPMorgan Securities, 0.14%, 1/2/15 (Purchased on 12/31/14, proceeds at maturity $3,600,028 collateralized by U.S. Treasury Note, 1.88%, 6/30/15 fair value $3,683,374)	3,600
6,600	Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, 1/2/15 (Purchased on 12/31/14, proceeds at maturity $6,600,055 collateralized by U.S. Treasury Bond, 3.75%, 11/15/43 fair value $6,786,116)	6,600
36,200	Morgan Stanley & Co. LLC, 0.06%, 1/2/15 (Purchased on 12/31/14, proceeds at maturity $36,200,121 collateralized by U.S. Treasury Obligations, 0.00% – 7.63%, 4/30/15 – 5/15/43 fair value $36,924,097)	36,200

Contracts, or Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$8,500	Toronto Dominion Bank NY, 0.15%, 1/2/15 (Purchased on 12/31/14, proceeds at maturity $8,500,071 collateralized by U.S. Treasury Note, 1.25%, 1/31/19 fair value $8,729,065)	$8,500
	Total Repurchase Agreements	$174,800
	Total Investments (cost $953,196) — 101.36%	914,054
	Liabilities in excess of other assets — (1.36%)	(12,257)
	Net Assets — 100.00%	$901,797

Amounts designated as “—” are $0 or have been rounded to $0.

ˆ	All or part of this security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014, was $9,393 (amount in thousands).
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.14% of the Portfolio's net assets.
(c)	These securities have been deemed illiquid by the Specialist Manager and represent 0.02% of the Portfolio.
(d)	Rate disclosed represents effective yield at purchase.
(e)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2014.
(f)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(g)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(h)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(i)	The rate disclosed is the rate in effect on December 31, 2014.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

MTN — Medium Term Note

NVDR — Non-Voting Depository Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	PIMCO	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	Total
Common Stocks	32.32%	—	30.12%	0.10%	62.54%
Preferred Stocks	0.38%	—	0.11%	—	0.49%
Rights	—	—	0.00%	—	0.00%
Commercial Paper	—	0.14%	—	—	0.14%
Corporate Bonds	—	1.56%	—	—	1.56%
Asset Backed Securities	—	0.64%	—	—	0.64%
Collateralized Mortgage Obligations	—	1.05%	—	—	1.05%
Certificates of Deposit	—	1.28%	—	—	1.28%
Global Bonds	—	2.97%	—	—	2.97%
U.S. Government Agency Securities	—	1.70%	—	—	1.70%
U.S. Treasury Obligations	—	5.15%	—	—	5.15%
Yankee Dollars	—	1.82%	—	—	1.82%
Time Deposits	—	0.11%	1.50%	0.00%	1.61%
Mutual Funds	0.96%	—	—	0.06%	1.02%
Purchased Options	—	0.00%	—	0.00%	0.00%
Repurchase Agreements	—	2.98%	—	16.41%	19.39%
Other Assets	0.44%	-2.86%	0.22%	0.84%	-1.36%
Total Investments	34.10%	16.54%	31.95%	17.41%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2014.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
—	3.5% Fuel Oil RDAM Crack Swap Future*	$—	12/31/14	$—
1	Brent Crude Future*	57	1/15/15	(10)
66	Brent Crude Future*	3,842	2/12/15	(209)
119	Brent Crude Future*	7,284	5/14/15	(611)
40	Brent Crude Future*	2,618	11/13/15	(274)
(7)	Brent Crude Future*	(482)	4/29/16	3
5	Brent Crude Future*	355	10/31/16	1
(35)	Cocoa Future*	(1,019)	3/16/15	(6)
(8)	Cocoa Future*	(247)	3/16/15	1
35	Cocoa Future*	1,012	5/13/15	(15)
11	Coffee ‘C’ Future*	687	3/19/15	(110)
(9)	Corn Future*	(179)	3/13/15	(6)
111	Corn Future*	2,337	12/14/15	68
108	Cotton No. 2 Future*	3,255	3/9/15	(17)
107	Electrolytic Copper Future*	16,984	1/16/15	(302)
6	Electrolytic Copper Future*	946	3/16/15	(38)
(57)	Euro-Bund Future*	(10,750)	3/6/15	(127)
—	European Gasoil Crack Spread Swap Future*	—	12/31/14	—
83	Gas Oil Future*	4,252	1/12/15	(764)
49	Gasoline RBOB Future*	3,030	1/30/15	(47)
10	Gasoline RBOB Future*	632	2/27/15	(170)
(10)	Gasoline RBOB Future*	(724)	3/31/15	198

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
12	Gasoline RBOB Future*	$804	11/30/15	$(381)
(4)	Gold 100 Oz Future*	(474)	2/25/15	(1)
291	Gold 100 Oz Future*	34,481	4/28/15	(551)
52	Hard Red Winter Wheat Future*	1,653	7/14/15	156
7	Henry Hub Natural Gas Swap Future*	62	12/29/15	(11)
7	Henry Hub Natural Gas Swap Future*	62	1/27/16	(11)
7	Henry Hub Natural Gas Swap Future*	61	2/25/16	(12)
7	Henry Hub Natural Gas Swap Future*	58	3/29/16	(15)
7	Henry Hub Natural Gas Swap Future*	58	4/27/16	(15)
7	Henry Hub Natural Gas Swap Future*	59	5/26/16	(14)
7	Henry Hub Natural Gas Swap Future*	60	6/28/16	(13)
7	Henry Hub Natural Gas Swap Future*	60	7/27/16	(13)
7	Henry Hub Natural Gas Swap Future*	60	8/29/16	(13)
7	Henry Hub Natural Gas Swap Future*	60	9/28/16	(13)
7	Henry Hub Natural Gas Swap Future*	62	10/27/16	(11)
7	Henry Hub Natural Gas Swap Future*	65	11/28/16	(8)
8	Henry Hub Natural Gas Swap Future*	77	12/28/16	(8)
8	Henry Hub Natural Gas Swap Future*	77	1/27/17	(9)
8	Henry Hub Natural Gas Swap Future*	76	2/24/17	(10)
8	Henry Hub Natural Gas Swap Future*	73	3/29/17	(13)
8	Henry Hub Natural Gas Swap Future*	73	4/26/17	(13)
8	Henry Hub Natural Gas Swap Future*	73	5/26/17	(12)
8	Henry Hub Natural Gas Swap Future*	74	6/28/17	(12)
8	Henry Hub Natural Gas Swap Future*	74	7/27/17	(12)
8	Henry Hub Natural Gas Swap Future*	74	8/29/17	(12)
8	Henry Hub Natural Gas Swap Future*	75	9/27/17	(11)
8	Henry Hub Natural Gas Swap Future*	76	10/27/17	(10)
8	Henry Hub Natural Gas Swap Future*	80	11/28/17	(6)
7	Henry Hub Natural Gas Swap Future*	72	12/27/17	(5)
7	Henry Hub Natural Gas Swap Future*	72	1/29/18	(6)
7	Henry Hub Natural Gas Swap Future*	71	2/26/18	(7)
7	Henry Hub Natural Gas Swap Future*	67	3/27/18	(11)
7	Henry Hub Natural Gas Swap Future*	67	4/26/18	(11)
7	Henry Hub Natural Gas Swap Future*	67	5/29/18	(11)
7	Henry Hub Natural Gas Swap Future*	68	6/27/18	(10)
7	Henry Hub Natural Gas Swap Future*	68	7/27/18	(10)
7	Henry Hub Natural Gas Swap Future*	68	8/29/18	(10)
7	Henry Hub Natural Gas Swap Future*	68	9/26/18	(9)
7	Henry Hub Natural Gas Swap Future*	70	10/29/18	(8)
7	Henry Hub Natural Gas Swap Future*	73	11/28/18	(5)
(1)	ICE WTI Crude Future*	(53)	1/16/15	10
1	ICE WTI Crude Future*	63	5/19/16	1
(1)	ICE WTI Crude Future*	(65)	11/18/16	(1)
24	Lean Hogs Future*	879	6/12/15	(37)
9	Live Cattle Future*	585	4/30/15	(14)
60	Live Cattle Future*	3,718	6/30/15	(61)
2	LLS (Argus) VS WTI Spread Calendar Swap Future*	4	1/30/15	(1)
2	LLS (Argus) VS WTI Spread Calendar Swap Future*	4	2/27/15	(1)
2	LLS (Argus) VS WTI Spread Calendar Swap Future*	4	3/31/15	(1)
2	LLS (Argus) VS WTI Spread Calendar Swap Future*	4	4/30/15	(1)
2	LLS (Argus) VS WTI Spread Calendar Swap Future*	4	5/29/15	(1)
2	LLS (Argus) VS WTI Spread Calendar Swap Future*	5	6/30/15	(1)
87	LME Lead Future*	4,037	2/13/15	(299)
51	Mill Wheat Euro Future*	621	3/10/15	17
13	Mill Wheat Euro Future*	157	12/10/15	—
15	Mini MSCI Emerging Markets Index Future*	718	3/20/15	6

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
51	Natural Gas Future*	$1,473	1/28/15	$(550)
(2)	Natural Gas Future*	(58)	2/25/15	392
(46)	Natural Gas Future*	(1,325)	3/27/15	357
70	Natural Gas Future*	2,033	4/28/15	(626)
20	Natural Gas Future*	602	6/26/15	(94)
(5)	Natural Gas Future*	(177)	12/29/15	30
15	Natural Gas Future*	523	2/25/16	(80)
(10)	Natural Gas Future*	(334)	3/29/16	42
13	New York Harbor USLD Future*	1,001	1/30/15	(111)
22	New York Harbor USLD Future*	1,679	2/27/15	(3)
(2)	New York Harbor USLD Future*	(155)	7/31/15	37
(2)	New York Harbor USLD Future*	(157)	8/31/15	36
(2)	New York Harbor USLD Future*	(158)	9/30/15	34
38	NYMEX Palladium Future*	3,034	3/27/15	82
(10)	NYMEX WTI Crude Future*	(533)	1/20/15	106
(25)	NYMEX WTI Crude Future*	(1,343)	2/20/15	140
125	NYMEX WTI Crude Future*	6,956	5/19/15	(605)
27	NYMEX WTI Crude Future*	1,553	8/20/15	(276)
22	NYMEX WTI Crude Future*	1,279	9/22/15	(60)
40	NYMEX WTI Crude Future*	2,386	11/20/15	30
6	NYMEX WTI Crude Future*	375	5/20/16	(135)
(6)	NYMEX WTI Crude Future*	(390)	11/21/16	141
(5)	NYMEX WTI Crude Future*	(339)	11/20/17	38
2	NYMEX WTI Crude Future*	139	11/19/18	(15)
3	NYMEX WTI Crude Future*	211	11/20/19	(24)
120	Platinum Future*	7,257	4/28/15	30
(52)	Primary Aluminum Future*	(2,403)	3/16/15	94
202	Primary Aluminum Future*	9,548	12/14/15	(615)
75	Primary Nickel Future*	6,813	3/16/15	(549)
2	RBOB Calendar Swap Future*	145	7/31/15	(29)
2	RBOB Calendar Swap Future*	144	8/31/15	(30)
2	RBOB Calendar Swap Future*	135	9/30/15	(39)
1	RBOB Gasoline Brent Crack Spread Future*	9	7/31/15	2
1	RBOB Gasoline Brent Crack Spread Future*	8	8/31/15	1
1	RBOB Gasoline Brent Crack Spread Future*	3	9/30/15	(4)
11	Red Spring Wheat Future*	342	3/13/15	16
3	Red Spring Wheat Future*	96	7/14/15	(2)
5	S&P 500 E-mini Future*	513	3/20/15	(6)
36	Silver Future*	2,808	3/27/15	(30)
(3)	Soybean Future*	(155)	5/14/15	3
(32)	Soybean Future*	(1,659)	7/14/15	34
32	Soybean Future*	1,609	11/13/15	(16)
348	Sugar #11 Future*	5,659	2/27/15	(663)
(19)	Wheat Future*	(560)	3/13/15	4
(20)	Wheat Future*	(598)	7/14/15	(14)
12	Wheat Future*	369	12/14/15	—
8	White Sugar Future*	156	2/13/15	(27)
139	Zinc Future*	7,534	1/16/15	(52)
	Net Unrealized Appreciation/(Depreciation)			(6,982)

Amounts designated as “—” are $0 or have been rounded to $0.

ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.
*	All or a portion of these futures contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2N in the Notes to Financial Statements for the basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/14 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
230,215	Australian Dollar	Goldman Sachs	1/5/15	$189	$188	$(1)
1,072,626	Brazilian Real	Deutsche Bank	1/5/15	404	403	(1)
2,378,150	Brazilian Real	Credit Suisse	1/5/15	897	894	(3)
3,319,939	Brazilian Real	Deutsche Bank	2/3/15	1,255	1,238	(17)
396,929	Brazilian Real	JPMorgan Chase	1/5/15	149	149	—
141,000*	Canadian Dollar	JPMorgan Chase	3/3/15	122	121	(1)
22,433,788	Euro	Goldman Sachs	1/5/15	27,333	27,144	(189)
130,000*	Euro	Deutsche Bank	2/19/15	159	157	(2)
702,212	Euro	JPMorgan Chase	1/5/15	876	850	(26)
379,000*	Euro	Goldman Sachs	2/19/15	472	459	(13)
130,953,804	Indian Rupee	JPMorgan Chase	1/20/15	2,086	2,066	(20)
31,056,430	Indian Rupee	Goldman Sachs	2/26/15	496	486	(10)
200,000	Japanese Yen	Deutsche Bank	1/5/15	2	2	—
18,239,142	Mexican Peso	JPMorgan Chase	2/5/15	1,313	1,234	(79)
	Total Currencies Purchased			$35,753	$35,391	$(362)
	Currencies Sold
1,503,000	Australian Dollar	Deutsche Bank	1/5/15	$1,279	$1,226	$53
1,072,626	Brazilian Real	Deutsche Bank	1/5/15	388	403	(15)
2,378,150	Brazilian Real	Credit Suisse	1/5/15	884	894	(10)
2,378,150	Brazilian Real	Credit Suisse	2/3/15	889	887	2
396,929	Brazilian Real	JPMorgan Chase	1/5/15	147	149	(2)
471,000	British Pound Sterling	Goldman Sachs	2/3/15	741	734	7
1,916,000	British Pound Sterling	Credit Suisse	2/3/15	2,994	2,985	9
188,000	Canadian Dollar	JPMorgan Chase	3/3/15	164	162	2
177,000	Euro	Goldman Sachs	1/5/15	220	214	6
22,434,000	Euro	Goldman Sachs	2/3/15	27,341	27,152	189
22,959,000	Euro	JPMorgan Chase	1/5/15	28,472	27,779	693
27,245,430	Indian Rupee	Barclays Bank	2/26/15	423	427	(4)
36,824,000	Mexican Peso	Credit Suisse	2/5/15	2,669	2,491	178
1,513,336	Mexican Peso	JPMorgan Chase	2/5/15	102	102	—
14,415,000	Mexican Peso	Deutsche Bank	2/5/15	1,056	975	81
20,279,435	Mexican Peso	Barclays Bank	2/5/15	1,485	1,372	113
	Total Currencies Sold			$69,256	$67,952	$1,302
	Net Unrealized/Appreciation(Depreciation)					$940

Amounts designated as “—” are $0 or has been rounded to $0.

*	All or a portion of these currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2N in the Notes to Financial Statements for the basis of consolidation.

Over-the-counter options written as of December 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option*	Deutsche Bank	Put	$—	1/11/18	(50)	$(5)	$(2)	$3
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option*	Deutsche Bank	Put	—	1/22/18	(50)	(5)	(2)	3

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option*	JPMorgan Chase	Put	$4	4/22/24	(60)	$(4)	$(1)	$3
Inflation Capital US Dollar US CPI Urban Consumers NSA Index Option*	JPMorgan Chase	Put	4	5/16/24	(20)	(1)	—	1
10-Year USD Interest Rate Option	JPMorgan Chase	Call	2	2/19/15	(890)	(40)	(72)	(32)
10-Year USD Interest Rate Option	JPMorgan Chase	Put	3	2/19/15	(890)	(48)	(7)	41
Total						$(103)	$(84)	$19

Exchange-traded options purchased as of December 31, 2014 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Crude Oil Future*	Call	$145	11/17/15	5	$30	$1	$(29)
Gold Future Option*	Call	2,000	11/22/16	19	102	16	(86)
Natural Gas Option*	Call	5	1/27/15	69	117	1	(116)
Wheat Future*	Put	575	2/20/15	16	14	13	(1)
Total					$263	$31	$(232)

Exchange-traded options written as of December 31, 2014 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Coffee “C'' Future*	Call	$190	2/11/15	(2)	$(2)	$(2)	$—
Corn Future*	Call	435	1/23/15	(14)	(3)	(1)	2
Crude Oil Future*	Call	74	1/14/15	(2)	(2)	—	2
Crude Oil Future*	Call	75	1/14/15	(8)	(7)	—	7
Crude Oil Future*	Call	67	2/17/15	(4)	(5)	(2)	3
Gold Future Option*	Call	1,250	1/27/15	(6)	(4)	(2)	2
Gold Future Option*	Call	250	2/24/15	(1)	(1)	(1)	—
Mill Wheat Euro Future*	Call	185	2/13/15	(8)	(5)	(9)	(4)
Mill Wheat Euro Future*	Call	185	2/13/15	(8)	(3)	(1)	2
Natural Gas Future*	Call	1	2/24/15	(6)	(12)	(1)	11
Natural Gas Future*	Call	1	2/24/15	(2)	(7)	(1)	6
Natural Gas Future*	Call	4	3/26/15	(2)	—	—	—
Natural Gas Future*	Call	4	3/26/15	(2)	—	—	—
Soybean Future*	Call	100	1/23/15	(3)	(1)	(1)	—
WTI Brent Future*	Call	—	1/14/15	(2)	(1)	(1)	—
WTI Brent Future*	Call	—	2/11/15	(5)	(4)	(3)	1
WTI Brent Spread Future*	Call	—	2/11/15	(6)	(5)	(12)	(7)
Corn Future*	Put	370	2/20/15	(24)	(14)	(6)	8
Crude Oil Future*	Put	70	11/17/15	(5)	(37)	(75)	(38)
Natural Gas Future*	Put	3	1/27/15	(1)	(1)	(4)	(3)
Natural Gas Future*	Put	3	3/26/15	(4)	(4)	(12)	(8)
Soybean Future*	Put	—	1/23/15	(3)	(1)	(2)	(1)
WTI Brent Future*	Put	—	2/11/15	(6)	(5)	—	5
WTI Brent Future*	Put	—	2/11/15	(5)	(3)	(1)	2
Total					$(127)	$(137)	$(10)
*	All or a portion of these currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2N in the Notes to Financial Statements for the basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Over-the-counter swaptions written as of December 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
NYMEX WTI Crude Oil Index*	Goldman Sachs	Call	$0.3058	2/10/15	$3,000	$(8)	$—	$8
Crude Oil February 2015 Future*	Goldman Sachs	Call	0.2678	2/10/15	1,000	(3)	—	3
S&P GSCI Energy Excess Return Index*	Goldman Sachs	Call	0.5776	3/6/15	1,000	(6)	—	6
S&P GSCI Crude Oil Excess Return Index*	Goldman Sachs	Call	0.4199	3/6/15	1,000	(4)	—	4
						$(21)	$—	$21

Total Return Swap Agreementsˆ

Underlying Reference	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
S&P GSCI Agriculture Index*	Goldman Sachs International	2/27/15	$1,528	—	$(67)	$(67)
S&P GSCI Industrial Metals Index*	Goldman Sachs International	5/29/15	784	—	(35)	(35)
S&P GSCI Grains Index*	Goldman Sachs International	5/29/15	227	—	3	3
S&P GSCI Grains Index*	JPMorgan Chase	2/27/15	2,001	—	24	24
				$—	$(75)	$(75)

Interest Rate Swap Agreementsˆ

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	IRS REC GBP FIXED	3.55%	2/11/44	Goldman Sachs International	200 GB	$—	$19	$19
Receive	IRS REC MXN	6.35%	9/1/23	Deutsche Bank	2,750 MXN	(5)	6	11
Receive	IRS REC MXN	6.35%	9/1/23	Goldman Sachs International	5,000 MXN	(9)	11	20
Receive	REC BRL	12.25%	1/2/17	Barclays Bank	7,900 BRL	6	9	3
Receive	REC IRS GBP FIXED	3.10%	12/12/24	JPMorgan Chase	4,000 GB	5	45	40
Receive	REC IRS GBP FIXED	3.53%	12/15/24	JPMorgan Chase	100 GB	1	7	6
Receive	REC IRS GBP FIXED	3.55%	12/11/44	Deutsche Bank	1,000 GB	3	92	89
Receive	RECV BRL FIXED	9.10%	1/2/17	Goldman Sachs International	16,000 BRL	—	(394)	(394)
Receive	RECV US CPI URBAN CONSUMERS NSA	2.50%	7/15/22	Deutsche Bank	500 USD	3	(44)	(47)
						$4	$(249)	$(253)

Centrally Cleared Interest Rate Swap Agreementsˆ

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	3-Month AUD-BBR-BBSW	3.75%	6/18/44	5,800 USD	$90	$(1,297)	$(1,387)
Pay	3-Month U.S. Dollar LIBOR BBA	0.75%	6/18/16	10,300 USD	(10)	(34)	(24)
Pay	6-Month EUR Dollar LIBOR BBA	2.00%	3/18/45	1,200 EUR	(164)	(193)	(29)
Receive	1-Month U.S. Dollar LIBOR BBA	6.35%	9/1/23	9,250 MXN	27	17	(10)
Receive	6-Month AUD Dollar LIBOR BBA	4.00%	6/18/19	4,600 AUD	(29)	216	245
					$(86)	$(1,291)	$(1,205)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Commodity Forward Swap Agreementsˆ

Underlying Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
ACSH5*	Goldman Sachs International	$7	3/2/15	$10	$—	$17	$17
JETNWECO*	JPMorgan Chase Bank	17	4/1/15	3	—	(9)	(9)
JETNWECO*	JPMorgan Chase Bank	17	4/1/15	1	—	2	2
LLSBRT*	Goldman Sachs International	—	1/2/16	24	—	105	105
LLSBRT*	Goldman Sachs International	—	1/4/16	12	—	48	48
LLSBRT*	Goldman Sachs International	—	7/1/15	3	—	2	2
LLSBRT*	Goldman Sachs International	—	7/1/15	3	—	2	2
NAPCO*	JPMorgan Chase Bank	—	4/1/15	1	—	1	1
NAPCO*	JPMorgan Chase Bank	—	4/1/15	3	—	(3)	(3)
Platinum Index*	Goldman Sachs International	272	11/2/15	1	—	(51)	(51)
Gold Index*	Goldman Sachs International	268	2/2/15	1	—	(111)	(111)
					$—	$3	$3

Commodity Swap Agreementsˆ

Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
TBL/BCOMF1T Index*	JPMorgan Chase	2/17/15	$7,741	$(14)	$(381)	$(367)
TBL/BCOMTR Index*	Canadian Imperial Bank of Commerce	2/17/15	1,722	—	(86)	(86)
TBL/JMABNICO Index*	JPMorgan Chase	2/17/15	409	—	(16)	(16)
TBL/BCOMTR Index*	JPMorgan Chase	2/17/15	74,505	(218)	(3,703)	(3,485)
TBL/BCOMTR Index*	Goldman Sachs International	2/17/15	13,018	(57)	(647)	(590)
TBL/BCOMTR Index*	Deutsche Bank	2/17/15	55,740	7	(2,770)	(2,777)
TBL/JMABNICP Index*	JPMorgan Chase	2/17/15	3,858	—	(154)	(154)
			$156,993	$(282)	$(7,757)	$(7,475)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

Variance Swap Agreementsˆ

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)"
Crude Oil February 2015 Future*	Goldman Sachs	$0.1166	1/15/15	$146	$—	$(27)	$(27)
Crude Oil December 2015 Future*	Deustche Bank	0.0420	11/17/15	120	—	16	16
NYMEX WTI Crude Future Index*	Deustche Bank	0.0324	5/15/15	150	—	14	14
NYMEX WTI Crude Future Index*	Deustche Bank	0.0324	5/14/15	143	—	14	14
Brent Crude Oil Price Index*	Goldman Sachs	0.1156	1/12/15	147	—	(35)	(35)
Brent Crude Oil Price Index*	Goldman Sachs	0.1208	1/12/15	144	—	(35)	(35)
Dow Jones-UBS Commodity Index*	Goldman Sachs	0.0196	2/3/15	187	—	1	1
London Gold Market Fixing Ltd Index*	Goldman Sachs	0.0613	11/25/15	160	—	—	4
London Gold Market Fixing Ltd Index*	Goldman Sachs	0.1089	11/25/15	120	—	—	—
S&P GSCI Crude Oil Excess Return Index*	Deustche Bank	0.0638	11/17/15	100	—	(30)	(30)
S&P GSCI Silver Index*	Goldman Sachs	0.0272	6/11/15	423	—	(1)	(1)
S&P GSCI Crude Oil Index*	Deustche Bank	0.0462	5/14/15	240	—	(49)	(49)
S&P GSCI Silver Index*	Goldman Sachs	0.0576	6/11/15	291	—	9	9
S&P 500 Index*	JPMorgan Chase	0.0269	1/22/15	305	—	1	1
					$—	$(118)	$(118)
ˆ	Cash has been pledged as collateral for swap contracts held by the Portfolio.
*	All or a portion of these swap contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2N in the Notes to Portfolio of Investments.

Amounts designated as “—” are $0 or have been rounded to $0.

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro

MXN — Mexican Nuevo Peso

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.32%
	Australia — 5.12%
153,690	ALS Ltd. (Professional Services)	$666
41,565	Amcor Ltd. (Containers & Packaging)	457
18,871	ASX Ltd. (Diversified Financial Services)	563
193,187	AusNet Services (Electric Utilities)	209
267,435	Australia & New Zealand Banking Group Ltd. (Banks)	6,957
35,327	Bank of Queensland Ltd. (Banks)	348
44,685	Bendigo & Adelaide Bank Ltd. (Banks)	465
246,334	Coca-Cola Amatil Ltd. (Beverages)	1,859
158,011	Commonwealth Bank of Australia (Banks)	10,976
278,266	Federation Centres (Real Estate Investment Trusts)	648
328,517	GPT Group (Real Estate Investment Trusts)	1,162
75,938	Iluka Resources Ltd. (Metals & Mining)	365
228,206	Insurance Australia Group Ltd. (Insurance)	1,158
346,295	Metcash Ltd. (Food & Staples Retailing)	522
719,676	Mirvac Group (Real Estate Investment Trusts)	1,041
229,412	National Australia Bank Ltd. (Banks)	6,255
21,706	Newcrest Mining Ltd. (Metals & Mining) (a)	191
411,781	Novion Property Group Pty Ltd. (Real Estate Investment Trusts)	708
116,285	Orica Ltd. (Chemicals)	1,781
1,037,759	Scentre Group (Real Estate Investment Trusts)	2,939
453,558	Stockland Trust Group (Real Estate Investment Trusts)	1,515
125,388	Suncorp Group Ltd. (Insurance)	1,432
423,334	Sydney Airport (Transportation Infrastructure)	1,620
848,863	Telstra Corp. Ltd. (Diversified Telecommunication Services)	4,120
250,156	Toll Holdings Ltd. (Air Freight & Logistics)	1,191
384,791	Westfield Corp. (Real Estate Investment Trusts)	2,820
302,999	Westpac Banking Corp. (Banks)	8,147
208,308	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	6,441
80,677	WorleyParsons Ltd. (Energy Equipment & Services)	661
		67,217
	Austria — 0.16%
149,538	Immofinanz AG (Real Estate Management & Development) (a)	377
37,806	OMV AG (Oil, Gas & Consumable Fuels)	1,004
10,161	Raiffeisen Bank International AG (Banks)	155
6,746	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	301
6,334	Voestalpine AG (Metals & Mining)	250
		2,087
	Belgium — 1.09%
19,846	Ageas (Insurance)	706
21,270	Anheuser-Busch InBev NV (Beverages)	2,393

Shares	Security Description	Value (000)
	Belgium (continued)
23,491	Belgacom SA (Diversified Telecommunication Services)	$852
12,803	Colruyt SA (Food & Staples Retailing)	595
32,831	Delhaize Group (Food & Staples Retailing)	2,391
6,780	Groupe Bruxelles Lambert SA (Diversified Financial Services)	578
19,941	KBC Groep NV (Banks)	1,113
16,102	Solvay SA (Chemicals)	2,179
17,022	Telenet Group Holding NV (Media) (a)	955
15,038	UCB SA (Pharmaceuticals)	1,143
35,783	Umicore SA (Chemicals)	1,440
		14,345
	Bermuda — 0.24%
74,000	Alibaba Health Information Technology Ltd. (Diversified Financial Services) (a)	48
102,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	69
46,000	Cosco Pacific Ltd. (Transportation Infrastructure)	65
25,300	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	923
300,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	44
90,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	85
52,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	45
113,799	Seadrill Ltd. (Energy Equipment & Services)ˆ	1,318
122,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	81
136,667	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	491
		3,169
	Brazil — 0.62%
18,541	Ambev SA, ADR (Beverages)	115
128,300	Ambev SA (Beverages)	790
3,100	B2W CIA Digital (Internet & Catalog Retail) (a)	26
17,700	Banco Bradesco SA (Banks)	229
22,900	Banco do Brasil SA (Banks)	205
12,100	Banco Santander Brasil SA (Banks)	61
19,200	BB Seguridade Participacoes SA (Insurance)	233
47,200	BM&FBOVESPA SA (Diversified Financial Services)	175
12,100	BR Malls Participacoes SA (Real Estate Management & Development)	75
18,200	BRF SA (Food Products)	435
24,300	CCR SA (Transportation Infrastructure)	141
13,100	Centrais Electricas Brasileiras SA (Electric Utilities)	29
5,905	CETIP SA (Capital Markets)	72
9,000	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	58
19,900	Cielo SA (IT Services)	312

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil (continued)
3,900	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)	$144
19,400	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	41
3,200	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	35
6,000	CPFL Energia SA (Electric Utilities)	41
7,000	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	29
9,130	Duratex SA (Paper Products)	28
5,400	Ecorodovias Infraestrutura E Logistica SA (Transportation Infrastructure)	22
7,300	EDP – Energias do Brasil SA (Electric Utilities)	25
17,400	Embraer SA (Aerospace & Defense)	160
8,000	Estacio Participacoes SA (Diversified Consumer Services)	72
7,400	Fibria Celulose SA (Paper & Forest Products) (a)	91
73,500	Hypermarcas SA (Personal Products) (a)	461
75,750	Itau Unibanco Holding SA (Banks)	985
25,200	JBS SA (Food Products)	106
12,400	Klabin SA (Containers & Packaging)	68
37,140	Kroton Educacional SA (Diversified Consumer Services)	216
4,200	Localiza Rent A Car SA (Road & Rail)	56
3,550	Lojas Americanas SA (Multiline Retail)	18
3,400	Lojas Renner SA (Multiline Retail)	97
1,000	M Dias Branco SA (Food Products)	34
2,300	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	41
4,600	Natura Cosmeticos SA (Personal Products)	55
7,700	OdontoPrev SA (Health Care Providers & Services)	29
80,000	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	288
3,300	Porto Seguro SA (Insurance)	38
6,000	Qualicorp SA (Health Care Providers & Services) (a)	62
5,400	Raia Drogasil SA (Food & Staples Retailing)	52
9,700	Souza Cruz SA (Tobacco)	71
4,200	Sul America SA (Insurance)	20
23,000	Tim Participacoes SA (Wireless Telecommunication Services)	102
3,800	Totvs SA (Software)	50
4,700	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)	60
3,100	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	22
9,800	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	190
111,600	Vale SA, ADR (Metals & Mining)	913
36,900	Vale SA (Metals & Mining)	304

Shares	Security Description	Value (000)
	Brazil (continued)
1,000	Via Varejo SA (Specialty Retail) (a)	$8
8,190	WEG SA (Machinery)	94
		8,084
	Canada — 0.51%
9,800	Bank of Nova Scotia (Banks)	559
9,900	Cameco Corp. (Oil, Gas & Consumable Fuels)ˆ	162
35,400	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	731
1,300	Centerra Gold, Inc. (Metals & Mining)	7
95,400	Centerra Gold, Inc. (Metals & Mining)	496
32,400	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	1,667
84,084	First Quantum Minerals Ltd. (Metals & Mining)	1,195
23,100	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	995
22,900	Labrador Iron Ore Royalty Corp. (Metals & Mining)	367
9,700	Potash Corp. of Saskatchewan, Inc. (Chemicals)	343
5,500	Progressive Waste Solutions Ltd. (Commercial Services & Supplies)	165
		6,687
	Cayman Islands — 0.42%
20,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	107
26,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	46
25,300	Chailease Holding Co. Ltd. (Diversified Financial Services)	63
147,900	China Huishan Dairy Holdings Co. Ltd. (Food Products)	26
82,000	China Mengniu Dairy Co. Ltd. (Food Products)	338
60,000	China Resources Cement Holdings Ltd. (Construction Materials)	39
11,600	Ctrip.com International, ADR (Hotels, Restaurants & Leisure) (a)	528
268,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment) (a)	62
160,000	Geely Automobile Holdings Ltd. (Automobiles)	51
31,000	Intime Retail Group Co. Ltd. (Multiline Retail)	22
21,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	35
16,000	Kingsoft Corp. Ltd. (Software)	31
31,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	17
78,000	New World China Land Ltd. (Real Estate Management & Development)	46
669,000	Semiconductor Manufacturing International Corp. (Semiconductor and Semiconductor Equipment) (a)	61

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands (continued)
16,000	Shenzhou International Group (Textiles, Apparel & Luxury Goods)	$53
268,500	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	709
222,035	Tencent Holdings Ltd. (Internet Software & Services)	3,213
34,000	Uni-President China Holdings Ltd. (Food Products)	31
9,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	24
		5,502
	Chile — 0.11%
72,544	AES Gener SA (Independent Power and Renewable Electricity Producers)	39
68,483	Aguas Andinas SA, Class – A (Water Utilities)	40
675,686	Banco de Chile SA (Banks)	77
881	Banco de Credito e Inversiones SA (Banks)	44
1,810,634	Banco Santander Chile (Banks)	90
4,524	Cap SA (Metals & Mining)	20
33,567	Cencosud SA (Food & Staples Retailing)	84
225,977	Colbun SA (Independent Power and Renewable Electricity Producers)	60
4,236	Compania Cervecerias Unidas SA (Beverages)	40
3,540,169	CorpBanca SA (Banks)	43
93,547	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	141
2,621	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	26
37,407	Empresas CMPC SA (Paper & Forest Products)	94
13,326	Empresas Copec SA (Oil, Gas & Consumable Fuels)	151
498,562	Enersis SA (Electric Utilities)	163
7,969	LATAM Airlines Group SA (Airlines) (a)	93
24,057	S.A.C.I. Falabella (Multiline Retail)	162
14,053	Vina Concha y Toro SA (Beverages)	28
		1,395
	China — 1.70%
592,000	Agricultural Bank of China Ltd., H Shares (Banks)	298
54,000	Air China Ltd. (Airlines)	44
98,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	45
33,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	124
60,000	AviChina Industry & Technology Co. Ltd., H Shares (Aerospace & Defense)	37
16,273	Baidu, Inc., ADR (Internet Software & Services) (a)	3,710
3,254,613	Bank of China Ltd., H Shares (Banks)	1,827

Shares	Security Description	Value (000)
	China (continued)
243,000	Bank of Communications Co. Ltd., H Shares (Banks)	$226
38,000	BBMG Corp., H Shares (Construction Materials)	32
46,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	37
15,000	Byd Co. Ltd., H Shares (Automobiles)	58
138,000	CGN Power Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers) (a)	60
140,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets) (a)	68
235,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	187
105,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	66
118,000	China Communications Construction Co. Ltd. (Construction & Engineering)	141
76,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	36
1,979,000	China Construction Bank Corp., H Shares (Banks)	1,617
54,000	China COSCO Holdings Co. Ltd., H Shares (Marine) (a)	26
68,700	China Everbright Bank Co. Ltd., H Shares (Banks)	37
38,500	China Galaxy Securities Co., H Shares (Independent Power and Renewable Electricity Producers)	48
14,900	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	33
206,000	China Life Insurance Co. Ltd., H Shares (Insurance)	807
81,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	84
25,000	China Medical System Holdings Ltd. (Pharmaceuticals)	41
127,000	China Merchants Bank Co. Ltd., H Shares (Banks)	317
171,600	China Minsheng Banking Corp. Ltd., H Shares (Banks)	224
80,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	77
50,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	86
225,400	China Pacific Insurance Group Co. Ltd. (Insurance)	1,134
704,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	570
58,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	74
101,000	China Railway Group Ltd., H Shares (Construction & Engineering)	83
54,000	China Resources Land Ltd. (Real Estate Management & Development)	143

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
93,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	$276
73,000	China Shipping Container Lines Co. Ltd., H Shares (Marine) (a)	23
386,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	223
38,300	China Vanke Co. Ltd., H Shares (Real Estate Management & Development) (a)	85
25,400	Chongqing Changan Automobile Co. Ltd., Class – A (Automobiles)	58
77,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	48
29,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	108
136,000	Country Garden Holdings Co. (Real Estate Management & Development)	54
55,000	CSR Corp. Ltd., H Shares (Machinery)	73
72,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	39
72,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	101
20,000	ENN Energy Holdings Ltd. (Gas Utilities)	113
27,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	155
68,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	61
19,000	Haitian International Holdings Ltd. (Machinery)	40
35,200	Haitong Securities Co. Ltd., H Shares (Capital Markets)	88
44,000	Huadian Power International Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	38
88,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	118
3,278,058	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	2,394
25,900	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	37
10,400	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	632
36,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	43
34,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	59
40,500	Longfor Properties (Real Estate Management & Development)	52
22,000	New China Life Insurance Co. Ltd., H Shares (Insurance)	110
163,000	People's Insurance Co. Group of China Ltd., H Shares (Insurance)	76
582,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	646
480,500	PICC Property & Casualty Co. Ltd., H Shares (Insurance) (b)	927

Shares	Security Description	Value (000)
	China (continued)
193,739	Ping An Insurance Group Co. of China (Insurance)	$1,963
48,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	39
78,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)	41
43,500	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	156
19,700	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	44
41,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	92
112,500	Shui On Land Ltd. (Real Estate Management & Development)	26
32,000	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	22
106,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	31
29,200	Sinopharm Group Co. (Health Care Providers & Services)	103
41,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	27
53,000	Soho China Ltd. (Real Estate Management & Development)	37
71,000	Sun Art Retail Group Ltd. (Food & Staples Retailing)	71
10,000	Tsingtao Brewery Co. Ltd. (Beverages)	67
166,000	Want Want China Holdings Ltd. (Food Products)	218
14,000	Weichai Power Co. Ltd. (Machinery)	59
48,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	41
42,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	48
16,000	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	94
174,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	49
18,400	ZTE Corp., H Shares (Communications Equipment)	40
		22,342
	Colombia — 0.04%
5,141	Almacenes Exito SA (Food & Staples Retailing)	63
2,681	Banco Davivienda SA (Banks)	32
10,169	Cementos Argos SA (Construction Materials)	44
2,171	Corporacion Financiera Colombiana SA (Diversified Financial Services)	37
138,764	Ecopetrol SA (Oil, Gas & Consumable Fuels)	122
7,583	Grupo Argos SA (Construction Materials)	65
6,252	Grupo de Inversiones Suramericana (Diversified Financial Services)	104

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Colombia (continued)
9,604	Interconexion Electrica SA (Electric Utilities)	$35
23,886	ISAGEN SA ESP (Electric Utilities)	30
		532
	Curaçao — 0.09%
13,465	Schlumberger Ltd. (Energy Equipment & Services)	1,150
	Czech Republic — 0.02%
4,336	CEZ A/S (Electric Utilities)	111
450	Komercni Banka A/S (Banks)	93
2,643	Telefonica O2 Czech Republic A/S (Diversified Telecommunication Services)	27
		231
	Denmark — 1.40%
565	A.P. Moller – Maersk A/S, Class – A (Marine)	1,081
1,412	A.P. Moller – Maersk A/S, Class – B (Marine)	2,809
34,413	Genmab A/S (Biotechnology) (a)	1,996
274,768	Novo Nordisk A/S, Class – B (Pharmaceuticals)	11,625
1,873	Rockwool International A/S, B Shares (Building Products)	211
59,529	TDC A/S (Diversified Telecommunication Services)	454
1,441	Tryg A/S (Insurance)	161
		18,337
	Egypt — 0.02%
24,541	Commercial International Bank Egypt SAE (Banks)	168
65,910	Orascom Telecom Holding SAE (Wireless Telecommunication Services) (a)	37
25,953	Talaat Moustafa Group (Real Estate Management & Development)	35
8,648	Telecom Egypt Co. (Diversified Telecommunication Services)	14
		254
	Finland — 0.65%
13,095	Elisa Oyj (Diversified Telecommunication Services)	357
50,680	Fortum Oyj (Electric Utilities)	1,100
24,512	Metso Oyj (Machinery)	734
19,874	Nokian Renkaat Oyj (Auto Components)	485
18,789	Orion Oyj, Class – B (Pharmaceuticals)	584
56,146	Sampo Oyj, A Shares (Insurance)	2,629
104,859	Stora Enso Oyj, R Shares (Paper & Forest Products)	937
101,096	UPM-Kymmene Oyj (Paper & Forest Products)	1,657
		8,483
	France — 8.21%
173,671	AXA SA (Insurance)	4,001
48,755	BNP Paribas (Banks)	2,878

Shares	Security Description	Value (000)
	France (continued)
56,631	Bouygues SA (Construction & Engineering)	$2,045
21,807	Casino Guichard-Perrachon SA (Food & Staples Retailing)	2,005
12,028	CNP Assurances (Insurance)	213
106,343	Compagnie de Saint-Gobain (Building Products)	4,504
43,938	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber)	3,966
18,703	Danone SA (Food Products)	1,223
31,856	Edenred (Commercial Services & Supplies)	881
17,341	Electricite de France SA (Electric Utilities)	477
2,378	Essilor International SA (Health Care Equipment & Supplies)	265
41,068	Eutelsat Communications (Media)	1,328
3,436	Fonciere des Regions (Real Estate Investment Trusts)	318
160,289	GDF Suez (Multi-Utilities)	3,738
3,345	Gecina SA (Real Estate Investment Trusts)	418
238	Hermes International (Textiles, Apparel & Luxury Goods)	85
4,411	Icade (Real Estate Investment Trusts)	353
5,051	JC Decaux SA (Media)	174
12,156	Klepierre (Real Estate Investment Trusts)ˆ	521
30,835	Lagardere SCA (Media)	803
37,195	Legrand SA (Electrical Equipment)	1,951
11,825	L'Oreal SA (Personal Products)	1,979
10,001	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	1,584
39,155	Numericable – SFR (Media) (a)(b)	1,939
301,612	Orange (Diversified Telecommunication Services)	5,128
23,874	Pernod Ricard SA (Beverages)	2,653
114	Publicis Groupe (Media)	8
11,765	Renault SA (Automobiles)	857
57,059	Rexel SA (Trading Companies & Distributors)	1,022
15,540	Safran SA (Aerospace & Defense)	959
191,553	Sanofi-Aventis (Pharmaceuticals)	17,463
53,678	Schneider Electric SA (Electrical Equipment)	3,909
11,208	SCOR SE (Insurance)	340
15,000	Societe Generale (Banks)	628
19,427	Suez Environnement Co. (Multi-Utilities)	338
35,063	Technip SA (Energy Equipment & Services)	2,088
315,364	Total SA (Oil, Gas & Consumable Fuels)	16,155
11,846	Unibail-Rodamco SE (Real Estate Investment Trusts)	3,038
24,867	Veolia Environnement (Multi-Utilities)	440
146,593	Vinci SA (Construction & Engineering)	8,003
173,125	Vivendi (Diversified Telecommunication Services)	4,309
82,917	Zodiac Aerospace (Aerospace & Defense)	2,791
		107,778

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany — 7.16%
29,181	Allianz SE (Insurance)	$4,832
7,777	Axel Springer AG (Media)	469
123,786	BASF SE (Chemicals)	10,382
47,591	Bayer AG (Pharmaceuticals)	6,486
72,967	Bayerische Motoren Werke AG (Automobiles)	7,874
17,466	Beiersdorf AG (Personal Products)	1,418
4,929	Brenntag AG (Trading Companies & Distributors)	276
211,417	Daimler AG (Automobiles)	17,557
66,928	Deutsche Bank AG (Capital Markets)	2,004
9,404	Deutsche Boerse AG (Diversified Financial Services)	668
216,359	Deutsche Post AG (Air Freight & Logistics)	7,023
316,613	Deutsche Telekom AG – Registered (Diversified Telecommunication Services)	5,065
74,275	Deutsche Wohnen AG (Real Estate Management & Development)	1,752
88,057	E.ON AG (Multi-Utilities)	1,505
11,698	ElringKlinger AG (Auto Components)	404
5,598	Freenet AG (Wireless Telecommunication Services)	159
2,980	Hannover Rueckversicherung AG – Registered (Insurance)	269
6,361	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	778
31,234	Linde AG (Chemicals)	5,753
7,263	MTU Aero Engines Holding AG (Aerospace & Defense)	631
8,767	Muenchener Rueckversicherungs-Gesellschaft AG – Registered Shares (Insurance)	1,746
37,387	ProSiebenSat.1 Media AG (Media)	1,562
23,883	RWE AG (Multi-Utilities)	737
27,075	SAP AG (Software)	1,890
111,239	Siemens AG (Industrial Conglomerates)	12,480
47,720	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	253
		93,973
	Greece — 0.04%
107,214	Alpha Bank AE (Banks) (a)	60
217,770	Eurobank Ergasias SA (Banks) (a)	49
878	Folli Follie SA (Specialty Retail)	28
7,230	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services) (a)	79
2,958	JUMBO SA (Specialty Retail)	30
40,545	National Bank of Greece SA (Banks) (a)	71
6,479	Opap SA (Hotels, Restaurants & Leisure)	69
58,688	Piraeus Bank SA (Banks) (a)	64
2,715	Public Power Corp. SA (Electric Utilities) (a)	18
1,466	Titan Cement Co. SA (Construction Materials)	34
		502

Shares	Security Description	Value (000)
	Hong Kong — 3.90%
1,443,580	AIA Group Ltd. (Insurance)	$7,962
4,094	Alibaba Group Holding Ltd. (Internet Software & Services) (a)	425
140,000	Alibaba Pictures Group Ltd. (Internet Software & Services) (a)	25
181,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	1,419
126,000	Belle International Holdings Ltd. (Specialty Retail)	142
351,555	BOC Hong Kong (Holdings) Ltd. (Banks)	1,172
84,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	135
101,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	748
68,000	China Agri-Industries Holdings Ltd. (Food Products)	28
405,000	China Everbright International Ltd. (Commercial Services & Supplies)	598
26,000	China Everbright Ltd. (Capital Markets)	62
54,000	China Gas Holdings Ltd. (Gas Utilities)	85
318,330	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,069
496,610	China Mobile Ltd. (Wireless Telecommunication Services)	5,817
114,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	337
32,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	67
26,000	China Resources Gas Group Ltd. (Gas Utilities)	67
54,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	138
58,000	China South City Holdings Ltd. (Real Estate Management & Development)	26
46,000	China State Construction International Holdings Ltd. (Construction & Engineering)	64
27,000	China Taiping Insurance Holdings Co. Ltd. (Insurance) (a)	77
672,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	901
52,000	CITIC Pacific Ltd. (Industrial Conglomerates)	89
170,593	CLP Holdings Ltd. (Electric Utilities)	1,478
1,513,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2,047
70,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	62
164,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)	66
46,000	Far East Horizon Ltd. (Diversified Financial Services)	45
48,500	Fosun International Ltd. (Metals & Mining)	63
114,000	Franshion Properties China Ltd. (Real Estate Management & Development)	33

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
74,000	Guangdong Investment Ltd. (Water Utilities)	$96
28,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	35
30,000	Haier Electronics Group Co. Ltd. (Household Durables)	71
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)	121
412,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,151
73,006	Hang Seng Bank Ltd. (Banks)	1,213
20,500	Hengan International Group Co. Ltd. (Personal Products)	214
1,195,680	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	1,557
86,000	Hysan Development Co. (Real Estate Management & Development)	382
124,500	Kerry Properties Ltd. (Real Estate Management & Development)	449
174,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	227
236,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	221
13,700	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	348
199,874	MTR Corp. Ltd. (Road & Rail)	818
974,483	New World Development Co. Ltd. (Real Estate Management & Development)	1,119
785,000	PCCW Ltd. (Diversified Telecommunication Services)	535
134,224	Power Assets Holdings Ltd. (Electric Utilities)	1,298
190,400	Sands China Ltd. (Hotels, Restaurants & Leisure)	927
15,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	45
88,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	79
473,205	Sino Land Co. Ltd. (Real Estate Management & Development)	760
100,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	56
917,483	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	1,451
305,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	4,624
150,708	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	1,956
122,404	The Bank of East Asia Ltd. (Banks)	492
541,408	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	3,390
289,970	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	2,082
54,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	123

Shares	Security Description	Value (000)
	Hong Kong (continued)
166,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	$32
		51,119
	Hungary — 0.01%
1,084	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	48
6,307	OTP Bank Nyrt PLC (Banks)	91
4,016	Richter Gedeon Nyrt (Pharmaceuticals)	54
		193
	India — 0.10%
41,800	Infosys Ltd., ADR (IT Services)	1,315
	Indonesia — 0.22%
124,800	Media Nusantara Citra (Media)	26
356,700	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	29
11,700	PT Astra Agro Lestari Tbk (Food Products)	23
561,600	PT Astra International Tbk (Automobiles)	335
341,500	PT Bank Central Asia Tbk (Banks)	362
80,700	PT Bank Danamon Indonesia Tbk (Banks)	29
258,800	PT Bank Mandiri Tbk (Banks)	225
194,400	PT Bank Negara Indonesia Persero Tbk (Banks)	95
308,600	PT Bank Rakyat Indonesia Persero Tbk (Banks)	290
206,500	PT Bumi Serpong Damai (Real Estate Management & Development)	30
218,400	PT Charoen Pokphand Indonesia Tbk (Food Products)	67
210,300	PT Global MediaCom Tbk (Media)	24
14,000	PT Gudang Garam Tbk (Tobacco)	69
11,900	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	15
37,800	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	76
34,100	PT Indofood CBP Sukses Makmur Tbk (Food Products)	36
130,600	PT Indofood Sukses Makmur Tbk (Food Products)	71
40,800	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	23
668,300	PT Kalbe Farma Tbk (Pharmaceuticals)	99
590,300	PT Lippo Karawaci Tbk (Real Estate Management & Development)	48
44,500	PT Matahari Department Store Tbk (Multiline Retail)	54
299,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	145
78,900	PT Semen Gresik (Persero) Tbk (Construction Materials)	103
128,800	PT Surya Citra Media Tbk (Media)	36
24,700	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	25
1,339,600	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	308

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
55,400	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services)	$43
40,300	PT Unilever Indonesia Tbk (Household Products)	105
42,800	PT United Tractors Tbk (Machinery)	60
80,800	PT XL Axiata Tbk (Diversified Telecommunication Services)	32
		2,883
	Ireland — 0.61%
2,574,096	Bank of Ireland (Banks) (a)	964
42,317	Covidien PLC (Health Care Equipment & Supplies)	4,328
90,244	CRH PLC (Construction Materials)	2,170
7,057	Ryanair Holdings PLC, ADR (Airlines) (a)	503
		7,965
	Israel — 0.42%
258,223	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	459
1,141	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	287
127,867	Israel Chemicals Ltd. (Chemicals)	922
66,736	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	3,831
		5,499
	Italy — 0.97%
16,163	Assicurazioni Generali SpA (Insurance)	332
59,592	Atlantia SpA (Transportation Infrastructure)	1,385
237,518	Enel SpA (Electric Utilities)	1,059
406,525	Eni SpA (Oil, Gas & Consumable Fuels)	7,119
214,240	Intesa Sanpaolo SpA (Banks)	621
246,229	Intesa Sanpaolo SpA (Banks)	607
73,215	Snam Rete Gas SpA (Gas Utilities)	362
609,612	Telecom Italia SpA (Diversified Telecommunication Services)	650
434,897	Telecom Italia SpA (Diversified Telecommunication Services)	364
54,396	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	247
		12,746
	Japan — 18.27%
145,886	Aeon Co. Ltd. (Food & Staples Retailing)	1,466
6,261	Aeon Credit Service Co. Ltd. (Consumer Finance)	124
46,424	Aisin Seiki Co. Ltd. (Auto Components)	1,668
30,000	Ajinomoto Co., Inc. (Food Products)	559
37,228	Alfresa Holdings Corp. (Health Care Providers & Services)	450
63,162	Aozora Bank Ltd. (Banks)	196
246,229	Asahi Glass Co. Ltd. (Building Products)ˆ	1,199
17,680	Benesse Holdings, Inc. (Diversified Consumer Services)	525
153,175	Bridgestone Corp. (Auto Components)	5,314

Shares	Security Description	Value (000)
	Japan (continued)
274,110	Canon, Inc. (Technology Hardware, Storage & Peripherals)	$8,714
136,577	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,230
45,963	Daihatsu Motor Co. Ltd. (Automobiles)	600
162,578	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,274
8,079	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	917
66,950	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,265
42,700	Denso Corp. (Auto Components)	1,991
19,300	East Japan Railway Co. (Road & Rail)	1,455
61,157	Eisai Co. Ltd. (Pharmaceuticals)	2,365
15,300	EXEDY Corp. (Auto Components)	368
14,459	FamilyMart Co. Ltd. (Food & Staples Retailing)	545
7,900	Fanuc Ltd. (Machinery)	1,303
43,886	Fukuoka Financial Group, Inc. (Banks)	226
38,700	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	1,843
3,496	Hikari Tsushin, Inc. (Specialty Retail)	213
12,065	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	381
22,741	Hitachi Construction Machinery Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	481
332,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	2,451
9,541	Hokuriku Electric Power Co. (Electric Utilities)	122
375,736	Honda Motor Co. Ltd. (Automobiles)	11,025
104,481	HOYA Corp. (Electronic Equipment, Instruments & Components)	3,534
20,698	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	342
633,000	IHI Corp. (Machinery)	3,206
34,230	Iida Group Holdings Co. Ltd. (Household Durables)	417
370,817	ITOCHU Corp. (Trading Companies & Distributors)	3,959
6,036	ITOCHU Techno-Solutions Corp. (IT Services)	213
27,141	Japan Airlines Co. Ltd. (Airlines)	805
91	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	317
137	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	660
273	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	577
273,309	Japan Tobacco, Inc. (Tobacco)	7,523
51,000	JGC Corp. (Construction & Engineering)	1,050
109,879	JS Group Corp. (Building Products)	2,313
44,054	JSR Corp. (Chemicals)	756
553,406	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,155

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
10,600	Kakaku.com, Inc. (Internet Software & Services)	$152
73,570	Kaneka Corp. (Chemicals)	394
310,000	Kawasaki Heavy Industries Ltd. (Machinery)	1,410
138,527	KDDI Corp. (Wireless Telecommunication Services)	8,704
7,620	Keyence Corp. (Electronic Equipment, Instruments & Components)	3,396
209,663	Kirin Holdings Co. Ltd. (Beverages)	2,606
653,986	Kobe Steel Ltd. (Metals & Mining)	1,127
271,945	Komatsu Ltd. (Machinery)	6,014
21,247	Konami Corp. (Home Entertainment Software)	390
38,000	Kubota Corp. (Machinery)	552
82,884	Kuraray Co. Ltd. (Chemicals)	942
27,921	Kurita Water Industries Ltd. (Machinery)	582
56,568	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	533
15,394	Lawson, Inc. (Food & Staples Retailing)	930
481,416	Marubeni Corp. (Trading Companies & Distributors)	2,881
11,087	Maruichi Steel Tube Ltd. (Metals & Mining)	236
11,831	Miraca Holdings, Inc. (Health Care Providers & Services)	509
314,386	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,525
369,845	Mitsubishi Corp. (Trading Companies & Distributors)	6,768
82,018	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	412
236,204	Mitsubishi Materials Corp. (Metals & Mining)	784
53,926	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	791
903,505	Mitsubishi UFJ Financial Group, Inc. (Banks)	4,965
420,588	Mitsui & Co. Ltd. (Trading Companies & Distributors)	5,634
1,390,277	Mizuho Financial Group, Inc. (Banks)	2,331
28,094	MS&AD Insurance Group Holdings, Inc. (Insurance)	666
10,600	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,157
81,167	NGK Insulators Ltd. (Machinery)	1,664
36,116	NHK Spring Co. Ltd. (Auto Components)	314
201,499	Nikon Corp. (Household Durables)	2,678
3,300	Nintendo Co. Ltd. (Software)	344
155	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	778
84,423	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	380
194,343	Nippon Express Co. Ltd. (Road & Rail)	985
2,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	58

Shares	Security Description	Value (000)
	Japan (continued)
155	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	$337
52,281	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	2,671
693,054	Nissan Motor Co. Ltd. (Automobiles)	6,046
20,817	NKSJ Holdings, Inc. (Insurance)	524
13,811	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	236
41,000	NSK Ltd. (Machinery)	484
183,225	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,669
194,822	Oji Paper Co. Ltd. (Paper & Forest Products)	697
87,100	Olympus Corp. (Health Care Equipment & Supplies) (a)	3,052
6,500	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	576
16,482	Oracle Corp. Japan (Software)	672
115,712	Osaka Gas Co. Ltd. (Gas Utilities)	432
10,053	Otsuka Corp. (IT Consulting & Other Services)	319
88,815	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	2,662
24,584	Park24 Co. Ltd. (Commercial Services & Supplies)	362
25,000	Recruit Holdings Co. Ltd. (Professional Services) (a)(b)	718
125,538	Resona Holdings, Inc. (Banks)	634
149,483	Ricoh Co. Ltd. (Office Electronics)	1,511
5,300	Rinnai Corp. (Household Durables)	356
13,900	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals)	174
5,600	Ryohin Keikaku Co. (Multiline Retail)	690
13,215	Sankyo Co. Ltd. (Leisure Products)	453
101,793	Sekisui Chemical Co. Ltd. (Household Durables)	1,225
130,752	Sekisui House Ltd. (Household Durables)	1,721
4,900	Shimano, Inc. (Leisure Products)	635
26,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,713
43,794	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)ˆ	431
3,700	SMC Corp. (Machinery)	970
70,949	SoftBank Corp. (Wireless Telecommunication Services)	4,224
9,208	Sony Financial Holdings, Inc. (Life & Health Insurance)	136
335,809	Sumitomo Chemical Co. Ltd. (Chemicals)	1,322
274,486	Sumitomo Corp. (Trading Companies & Distributors)	2,820
118,226	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,763
163,148	Sumitomo Mitsui Financial Group, Inc. (Banks)	5,899
360,832	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,382
42,091	Sumitomo Rubber Industries Ltd. (Auto Components)	626

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
15,600	Sysmex Corp. (Health Care Equipment & Supplies)	$692
190,911	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	7,904
15,642	The Chugoku Electric Power Co., Inc. (Electric Utilities)	204
49,420	The Yokohama Rubber Co. Ltd. (Auto Components)	450
41,649	Tokio Marine Holdings, Inc. (Insurance)	1,352
69,981	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	597
133,522	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	868
59,324	TOTO Ltd. (Building Products)	690
15,362	Toyoda Gosei Co. Ltd. (Auto Components)	309
399,503	Toyota Motor Corp. (Automobiles)	24,900
48,070	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,117
53,427	Trend Micro, Inc. (Software)ˆ	1,477
12,000	Unicharm Corp. (Household Products)	288
273	United Urban Investment Corp. (Real Estate Investment Trusts)	430
53,789	USS Co. Ltd. (Specialty Retail)	826
41,119	West Japan Railway Co. (Road & Rail)	1,944
450,500	Yahoo Japan Corp. (Internet Software & Services)	1,615
10,500	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	208
		239,702
	Jersey — 0.33%
294,093	Glencore International PLC (Metals & Mining)	1,357
23,275	Petrofac Ltd. (Energy Equipment & Services)	254
14,610	Wolseley PLC (Trading Companies & Distributors)	835
90,235	WPP PLC (Media)	1,876
		4,322
	Korea, Republic Of — 0.00%
463	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	34
	Luxembourg — 0.43%
49,423	GAGFAH SA (Real Estate Management & Development) (a)	1,104
6,616	RTL Group (Media)	631
107,370	SES – FDR, Class – A (Media)	3,860
		5,595
	Malaysia — 0.29%
40,200	Airasia Berhad (Airlines)	31
30,000	Alliance Financial Group Berhad (Banks)	40
48,300	AMMB Holdings Berhad (Banks)	91
46,300	Astro Malaysia Holdings Berhad (Media)	40
70,200	Axiata Group Berhad (Wireless Telecommunication Services)	141

Shares	Security Description	Value (000)
	Malaysia (continued)
21,897	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	$22
3,800	British American Tobacco Malaysia Berhad (Tobacco)	70
49,800	Bumi Armada Berhad (Energy Equipment & Services)	16
137,900	CIMB Group Holdings Berhad (Banks)	219
92,736	Dialog Group Berhad (Construction & Engineering)	40
89,200	DiGi.Com Berhad (Wireless Telecommunication Services)	158
25,500	Felda Global Ventures Holdings Berhad (Food Products)	16
40,000	Gamuda Berhad (Construction & Engineering)	57
59,500	Genting Berhad (Hotels, Restaurants & Leisure)	151
85,400	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	99
7,800	Genting Plantations Berhad (Food Products)	22
14,500	Hong Leong Bank Berhad (Banks)	58
6,900	Hong Leong Financial Group Berhad (Banks)	32
67,200	Ihh Healthcare Berhad (Health Care Providers & Services)	93
32,400	IJM Corp. Berhad (Construction & Engineering)	61
85,500	IOI Corp. Berhad (Food Products)	118
39,800	IOI Properties Group Berhad (Real Estate Management & Development)	27
10,700	Kuala Lumpur Kepong Berhad (Food Products)	70
11,600	Lafarge Malayan Cement Berhad (Construction Materials)	32
122,900	Malayan Banking Berhad (Banks)	322
16,400	Malaysia Airports holdings Berhad (Transportation Infrastructure)	32
55,600	Maxis Berhad (Wireless Telecommunication Services)	109
31,700	MISC Berhad (Marine)	65
76,600	Petronas Chemicals Group Berhad (Chemicals)	119
7,000	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	34
16,100	Petronas Gas Berhad (Gas Utilities)	102
13,300	PPB Group Berhad (Food Products)	54
73,800	Public Bank Berhad (Banks)	387
16,600	RHB Capital Berhad (Banks)	36
97,700	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	64
81,000	Sime Darby Berhad (Industrial Conglomerates)	213
29,200	Telekom Malaysia Berhad (Diversified Telecommunication Services)	57
79,500	Tenega Nasional Berhad (Electric Utilities)	314

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
29,300	UEM Sunrise Berhad (Real Estate Management & Development)	$12
16,100	UMW Holdings Berhad (Automobiles)	51
128,000	YTL Corp. Berhad (Multi-Utilities)	58
49,200	YTL Power International Berhad (Multi-Utilities)	21
		3,754
	Malta — 0.00%
8,581	Brait SE (Diversified Financial Services)	58
	Mexico — 0.55%
78,900	Alfa SAB de CV, Class – A (Industrial Conglomerates) (a)	176
942,000	America Movil SAB de CV (Wireless Telecommunication Services)	1,047
9,700	Arca Continental SAB de CV (Beverages) (a)	61
15,800	Cemex SAB de CV, ADR (Construction Materials) (a)	161
327,564	Cemex SAB de CV (Construction Materials) (a)	334
10,500	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	90
33,200	Compartamos SAB de CV (Consumer Finance) (a)	67
12,400	Controladora Comercial Mexicana SAB de C.V (Food & Staples Retailing)	44
5,400	El Puerto de Liverpool SAB de CV, Class – C1 (Multiline Retail) (a)	54
61,200	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	180
53,200	Fomento Economico Mexicano SAB de CV (Beverages) (a)	473
24,200	Genomma Lab Internacional SAB de CV, B Shares (Pharmaceuticals) (a)	46
3,900	Gruma, S.A.B de CV, Class – B (Food Products)	42
9,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	57
6,200	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure) (a)	82
45,900	Grupo Bimbo SAB de CV (Food Products) (a)	126
16,100	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	79
10,900	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing) (a)	31
69,300	Grupo Financiero Banorte SAB de CV (Banks)	381
64,600	Grupo Financiero Inbursa, SAB de CV, Class – O (Banks)	167
49,700	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)	104
9,400	Grupo Lala SAB de CV (Food Products) (a)	18
102,700	Grupo Mexico SAB de CV, Series B (Metals & Mining)	298
55,723	Grupo Televisa SA, ADR (Media)	1,899

Shares	Security Description	Value (000)
	Mexico (continued)
72,200	Grupo Televisa SAB de CV (Media) (a)	$492
3,610	Industrias Penoles SAB de CV (Metals & Mining)	71
42,800	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	93
26,900	Mexichem SAB de CV (Chemicals) (a)	82
19,800	Minera Frisco SAB de CV, Class – A1 (Metals & Mining) (a)	29
17,300	Ohl Mexico SAB de CV (Transportation Infrastructure) (a)	32
7,200	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering) (a)	87
142,700	Wal-Mart de Mexico SAB de CV, Series V (Food & Staples Retailing)	307
		7,210
	Netherlands — 3.14%
39,511	AEGON NV (Insurance)	297
73,066	Akzo Nobel NV (Chemicals)	5,054
70,499	ASML Holding NV (Semiconductors & Semiconductor Equipment)	7,617
8,061	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	870
2,379	Corio NV (Real Estate Investment Trusts)	116
4,776	Delta Lloyd NV (Insurance)	105
14,545	European Aeronautic Defence & Space Co. (Aerospace & Defense)	719
27,272	Gemalto NV (Software)ˆ	2,225
57,146	ING Groep NV (Banks) (a)	738
86,308	Koninklijke Ahold NV (Food & Staples Retailing)	1,534
6,698	Koninklijke Boskalis Westminster NV (Construction & Engineering)	366
49,856	Koninklijke DSM NV (Chemicals)	3,041
98,545	Koninklijke Philips Electronics NV (Industrial Conglomerates)	2,856
8,511	Randstad Holding NV (Professional Services)	409
196,112	Reed Elsevier NV (Media)	4,683
202,147	TNT NV (Air Freight & Logistics) (a)	751
221,185	Unilever NV (Food Products)	8,652
26,170	Wolters Kluwer NV (Media)	798
19,800	Yandex NV (Internet Software & Services) (a)	356
		41,187
	New Zealand — 0.08%
57,838	Auckland International Airport Ltd. (Transportation Infrastructure)	190
156,000	Infratil Ltd. (Electric Utilities)	365
194,219	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	471
		1,026
	Norway — 0.55%
41,783	DNB ASA (Banks)	617
9,932	Gjensidige Forsikring ASA (Insurance)	162
153,681	Orkla ASA (Food Products)	1,047

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway (continued)
221,654	Statoil ASA (Oil, Gas & Consumable Fuels)	$3,905
75,301	Telenor ASA (Diversified Telecommunication Services)	1,524
		7,255
	Papua New Guinea — 0.12%
242,173	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	1,553
	Peru — 0.03%
5,500	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	53
1,900	Credicorp Ltd. (Banks)	304
		357
	Philippines — 0.10%
56,900	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	66
38,300	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	36
60,300	Alliance Global Group, Inc. (Industrial Conglomerates)	30
5,390	Ayala Corp. (Diversified Financial Services)	83
194,900	Ayala Land, Inc. (Real Estate Management & Development)	145
22,490	Bank of the Philippine Islands (Banks)	47
39,960	BDO Unibank, Inc. (Banks)	97
115,800	DMCI Holdings, Inc. (Industrial Conglomerates)	41
248,700	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	46
1,060	Globe Telecom, Inc. (Wireless Telecommunication Services)	41
15,140	International Container Terminal Services, Inc. (Transportation Infrastructure)	39
70,900	JG Summit Holdings, Inc. (Industrial Conglomerates)	104
12,380	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	59
346,000	Megaworld Corp. (Real Estate Management & Development)	36
324,000	Metro Pacific Investments Corp. (Diversified Financial Services)	33
14,460	Metropolitan Bank & Trust Co. (Banks)	27
2,425	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	156
4,130	SM Investments Corp. (Industrial Conglomerates)	75
176,200	SM Prime Holdings, Inc. (Real Estate Management & Development)	67
25,390	Universal Robina Corp. (Food Products)	111
		1,339
	Poland — 0.13%
1,346	Alior Bank SA (Banks) (a)	30
971	Bank Handlowy w Warszawie SA (Banks)	29
13,300	Bank Millennium SA (Banks)	31

Shares	Security Description	Value (000)
	Poland (continued)
3,628	Bank Pekao SA (Banks)	$183
969	Bank Zachodni WBK SA (Banks)	102
238	CCC SA (Textiles, Apparel & Luxury Goods)	9
5,459	Cyfrowy Polsat SA (Media)	36
6,568	Enea SA (Electric Utilities)	28
3,594	Energa SA (Electric Utilities)	23
1,813	Eurocash SA (Food & Staples Retailing)	19
47,826	Getin Nobel Bank SA (Banks) (a)	29
1,261	Grupa Azoty SA (Chemicals)	23
2,309	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	17
3,832	KGHM Polska Miedz SA (Metals & Mining)	117
20	LPP SA (Textiles, Apparel & Luxury Goods)	41
439	mBank SA (Banks)	62
21,551	PGE SA (Electric Utilities)	115
8,827	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	120
52,480	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	66
24,137	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	242
1,552	Powszechny Zaklad Ubezpieczen SA (Insurance)	212
16,485	Synthos SA (Chemicals)	19
32,573	Tauron Polska Energia SA (Electric Utilities)	46
19,720	Telekomunikacja Polska SA (Diversified Telecommunication Services)	46
		1,645
	Portugal — 0.13%
431,350	EDP – Energias de Portugal SA (Electric Utilities)	1,672
	Qatar — 0.07%
2,648	Barwa Real Estate Co. (Real Estate Management & Development)	30
4,381	Doha Bank Qsc (Banks)	68
627	Gulf International Services QSC (Oil, Gas & Consumable Fuels)	17
4,122	Industries Qatar Q.S.C. (Industrial Conglomerates)	188
10,143	Masraf Al Rayan (Banks)	121
2,222	Ooredoo Qsc (Diversified Telecommunication Services)	75
760	Qatar Electricity & Water Co. (Multi-Utilities)	39
1,950	Qatar Islamic Bank (Banks)	54
4,414	Qatar National Bank (Banks)	255
1,440	The Commercial Bank of Qatar QSC (Banks)	27
9,533	Vodafone Qatar (Wireless Telecommunication Services)	42
		916
	Russia — 0.26%
38,600	ALROSA AO (Metals & Mining)	39
3,371,000	Federal Hydrogenerating Co. (Electric Utilities)	29

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
324,727	Gazprom OAO (Oil, Gas & Consumable Fuels)	$697
4,645	LUKOIL OAO, ADR (Oil, Gas & Consumable Fuels)	178
13,964	LUKOIL OAO (Oil, Gas & Consumable Fuels)	506
7,098	Magnit OJSC, Registered Shares, GDR (Food & Staples Retailing)	321
2,606	MegaFon OAO, GDR (Wireless Telecommunication Services)	36
1,571	Mining and Metallurgical Co. Norilsk Nickel OJSC (Metals & Mining)	209
14,600	Mobile TeleSystems OJSC, ADR (Wireless Telecommunication Services)	104
2,542	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	198
33,780	Rosneft Oil (Oil, Gas & Consumable Fuels)	108
18,370	Rostelecom OJSC (Diversified Telecommunication Services)	26
45,432	Sberbank of Russia, ADR (Banks)	176
291,070	Sberbank of Russia (Banks)	256
5,750	Severstal (Metals & Mining)	47
3,825	Sistema JSFC – Registered, GDR (Wireless Telecommunication Services)	20
208,800	Surgutneftegas (Oil, Gas & Consumable Fuels)	81
39,860	Tatneft, Class – S (Oil, Gas & Consumable Fuels)	150
37,470	Uralkali OJSC (Chemicals)	78
135,270,000	VTB Bank OJSC (Banks)	148
		3,407
	Singapore — 1.46%
385,772	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	692
384,944	CapitaCommercial Trust (Real Estate Investment Trusts)	508
458,015	CapitaMall Trust (Real Estate Investment Trusts)	704
11,898	DBS Group Holdings Ltd. (Banks)	184
1,667,441	Hutchison Port Holdings Trust (Transportation Infrastructure)	1,146
548,699	Keppel Corp. Ltd. (Industrial Conglomerates)	3,658
131,390	Keppel Land Ltd. (Real Estate Management & Development)	339
266,608	Olam International Ltd. (Food & Staples Retailing)	405
119,000	SembCorp Industries Ltd. (Industrial Conglomerates)	399
594,317	SembCorp Marine Ltd. (Machinery)ˆ	1,459
76,300	Singapore Exchange Ltd. (Diversified Financial Services)	449
465,281	Singapore Press Holdings Ltd. (Media)	1,477
369,527	Singapore Tech Engineering (Aerospace & Defense)	946

Shares	Security Description	Value (000)
	Singapore (continued)
1,742,079	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	$5,114
114,226	StarHub Ltd. (Wireless Telecommunication Services)	357
447,980	Suntec REIT (Real Estate Investment Trusts)	663
692,236	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	627
		19,127
	South Africa — 0.69%
43,895	African Bank Investments Ltd. (Diversified Financial Services) (a)(c)	—
3,271	African Rainbow Minerals Ltd. (Metals & Mining)	34
1,170	Anglo Platinum Ltd. (Metals & Mining) (a)	34
11,265	AngloGold Ashanti Ltd. (Metals & Mining) (a)	98
8,576	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	299
1,027	Assore Ltd. (Metals & Mining)	13
9,306	Barclays Africa Group Ltd. (Banks)	146
5,507	Barloworld Ltd. (Trading Companies & Distributors)	45
8,487	Bidvest Group Ltd. (Industrial Conglomerates)	222
6,365	Coronation Fund Managers Ltd. (Capital Markets)	63
8,906	Discovery Ltd. (Insurance)	85
3,474	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	31
85,358	FirstRand Ltd. (Diversified Financial Services)	372
23,078	Gold Fields Ltd. (Metals & Mining)	105
55,514	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	132
14,854	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	97
5,145	Imperial Holdings Ltd. (Distributors)	82
6,725	Investec Ltd. (Capital Markets)	56
1,805	Kumba Iron Ore Ltd. (Metals & Mining)	37
3,592	Liberty Holdings Ltd. (Insurance)	38
27,750	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	103
2,604	Massmart Holdings Ltd. (Food & Staples Retailing)	32
11,339	Mediclinic International Ltd. (Health Care Providers & Services)	98
28,315	MMI Holdings Ltd. (Insurance)	73
15,582	Mr. Price Group Ltd. (Specialty Retail)	315
46,098	MTN Group Ltd. (Wireless Telecommunication Services)	878
17,884	Nampak Ltd. (Containers & Packaging)	67
13,254	Naspers Ltd. (Media)	1,717
5,585	Nedbank Group Ltd. (Banks)	120
29,026	Netcare Ltd. (Health Care Providers & Services)	95

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
6,007	Pick n Pay Stores Ltd. (Food & Staples Retailing)	$27
13,295	PPC Ltd. (Construction Materials)	32
91,563	Redefine Properties Ltd. (Real Estate Management & Development)	85
13,249	Remgro Ltd. (Diversified Financial Services)	290
8,032	Resilient Property Income Fund Ltd. (Real Estate Investment Trusts)	58
20,460	RMB Holdings Ltd. (Diversified Financial Services)	113
17,162	RMI Holdings Ltd. (Insurance)	61
4,340	Samsung Heavy Industries Co. Ltd. (Machinery)	78
49,668	Sanlam Ltd. (Insurance)	300
14,462	Sappi Ltd. (Paper & Forest Products) (a)	52
15,246	Sasol Ltd. (Oil, Gas & Consumable Fuels)	570
37,253	Shoprite Holdings Ltd. (Food & Staples Retailing)	539
33,405	Standard Bank Group Ltd. (Banks)	411
56,723	Steinhoff International Holdings Ltd. (Household Durables)	290
5,590	Telkom SA SOC Ltd. (Diversified Telecommunication Services) (a)	34
5,896	The Foschini Group Ltd. (Specialty Retail)	68
4,499	The Spar Group Ltd. (Food & Staples Retailing)	63
4,444	Tiger Brands Ltd. (Food Products)	141
10,682	Truworths International Ltd. (Specialty Retail)	71
5,067	Tsogo Sun Holdings Ltd. (Hotels Restaurants & Leisure)	13
10,004	Vodacom Group Ltd. (Wireless Telecommunication Services)	111
25,278	Woolworths Holdings Ltd. (Multiline Retail)	168
		9,062
	South Korea — 1.72%
94	Amorepacific Corp. (Personal Products) (a)	190
83	Amorepacific Group (Personal Products)	75
5,701	BS Financial Group, Inc. (Banks)	75
1,935	Celltrion, Inc. (Pharmaceuticals) (a)	68
2,220	Cheil Worldwide, Inc. (Media) (a)	35
211	CJ Cheiljedang Corp. (Food Products)	59
374	CJ Corp. (Industrial Conglomerates) (a)	53
73	CJ Korea Express Co. Ltd. (Road & Rail) (a)	13
1,590	Coway Co. Ltd. (Household Durables)	121
651	Daelim Industrial Co. Ltd. (Construction & Engineering)	39
3,090	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering) (a)	16
1,370	Daewoo International Corp. (Trading Companies & Distributors) (a)	39
5,070	Daewoo Securities Co. Ltd. (Capital Markets) (a)	45

Shares	Security Description	Value (000)
	South Korea (continued)
2,810	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	$47
658	Daum Kakao Corp. (Internet Software & Services)	74
3,750	DGB Financial Group, Inc. (Banks)	39
1,260	Dongbu Insurance Co. Ltd. (Insurance)	63
180	Doosan Corp. (Industrial Conglomerates)	17
1,410	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	30
3,320	Doosan Infracore Co. Ltd. (Machinery) (a)	29
576	E-Mart Co. Ltd. (Food & Staples Retailing)	107
1,415	GS Engineering & Construction Corp. (Construction & Engineering) (a)	30
1,324	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	48
1,110	Halla Climate Control Corp. (Auto Components) (a)	49
7,940	Hana Financial Group, Inc. (Banks)	230
2,008	Hankook Tire Co. Ltd. (Auto Components)	96
2,680	Hanwha Chemical Corp. (Chemicals)	28
1,430	Hanwha Corp. (Chemicals)	40
439	Honam Petrochemical Corp. (Chemicals)	64
726	Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	60
15,740	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) (a)	673
627	Hyosung Corp. (Chemicals)	39
451	Hyundai Department Store (Multiline Retail)	50
1,690	Hyundai Development Co. (Construction & Engineering)	59
1,892	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	73
374	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	99
1,058	Hyundai Heavy Industries Co. Ltd. (Machinery)	110
1,900	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	45
3,200	Hyundai Merchant Marine Co. Ltd. (Marine) (a)	29
318	Hyundai Mipo Dockyard Co. (Machinery)	20
5,040	Hyundai Mobis Co. Ltd. (Automobiles)	1,078
15,563	Hyundai Motor Co. Ltd. (Automobiles)	2,377
1,918	Hyundai Steel Co. (Metals & Mining)	110
464	Hyundai Wia Corp. (Auto Components)	74
6,747	Industrial Bank of Korea (Banks)	86
910	Jinro Ltd. (Beverages)	19
2,770	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	76
10,454	KB Financial Group, Inc. (Banks)	342
135	KCC Corp. (Building Products)	64
7,307	Kia Motors Corp. (Automobiles)	347
1,180	Korea Aerospace Industries Ltd. (Aerospace & Defense)	43

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
7,160	Korea Electric Power Corp. (Electric Utilities)	$276
830	Korea Gas Corp. (Gas Utilities) (a)	37
990	Korea Investment Holdings Co. Ltd. (Capital Markets)	44
307	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	22
6,430	Korea Life Insurance Co. Ltd. (Insurance)	49
249	Korea Zinc Co. Ltd. (Metals & Mining)	91
900	Korean Air Lines Co. Ltd. (Airlines) (a)	39
1,680	KT Corp. (Diversified Telecommunication Services)	48
27,303	KT&G Corp. (Tobacco)	1,896
1,293	LG Chem Ltd. (Chemicals)	212
2,656	LG Corp. (Industrial Conglomerates)	148
6,520	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	198
2,944	LG Electronics, Inc. (Household Durables)	158
877	LG Household & Health Care Ltd. (Household Products)	497
362	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	37
5,540	LG UPlus Corp. (Diversified Telecommunication Services)	57
21	Lotte Confectionery Co. Ltd. (Food Products) (a)	34
325	Lotte Shopping Co. Ltd. (Multiline Retail)	81
425	LS Corp. (Electrical Equipment)	21
491	LS Industrial Systems Co. Ltd. (Electrical Equipment)	27
809	Mirae Asset Securities Co. Ltd. (Capital Markets)	31
1,140	Naver Corp. (Internet Software & Services)	730
396	NCsoft Corp. (Software)	65
435	OCI Co. Ltd. (Chemicals) (a)	31
104	Orion Corp. (Food Products)	96
1,870	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	40
1,779	POSCO (Metals & Mining)	448
498	S1 Corp. (Commercial Services & Supplies)	32
3,479	Samsung C&T Corp. (Trading Companies & Distributors)	195
890	Samsung Card Co. Ltd. (Consumer Finance)	36
1,598	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	79
3,831	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,605
740	Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	25
927	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	238
1,698	Samsung Life Insurance Co. Ltd. (Insurance)	180

Shares	Security Description	Value (000)
	South Korea (continued)
1,485	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	$155
705	Samsung SDS Co. Ltd. (IT Services) (a)	188
1,570	Samsung Securities Co. Ltd. (Capital Markets)	63
11,610	Shinhan Financial Group Co. Ltd. (Banks)	466
215	Shinsegae Co. Ltd. (Multiline Retail)	35
588	SK C&C Co. Ltd. (IT Services)	114
715	SK Holdings Co. Ltd. (Industrial Conglomerates)	106
1,674	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	129
2,630	SK Networks Co. Ltd. (Trading Companies & Distributors) (a)	21
10,819	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	2,646
1,131	S-Oil Corp. (Oil, Gas & Consumable Fuels)	50
8,243	Woori Bank (Banks) (a)	75
3,690	Woori Investment & Securities Co. Ltd. (Capital Markets)	34
229	Yuhan Corp. (Pharmaceuticals) (a)	35
		22,612
	Spain — 2.57%
84,576	Abertis Infraestructuras SA (Transportation Infrastructure)	1,677
36,967	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	1,288
310,512	Banco Bilbao Vizcaya SA (Banks)	2,932
932,377	Banco Santander SA (Banks)	7,825
98,974	CaixaBank SA (Banks)	519
4,918	Cemex Latam Holdings SA (Construction Materials) (a)	33
49,977	Corporacion Mapfre (Insurance)	169
10,616	Enagas (Gas Utilities)	335
135,976	Ferrovial SA (Construction & Engineering)	2,688
18,325	Gas Natural SDG SA (Gas Utilities)	460
13,757	Grifols SA, ADR (Biotechnology)	468
15,717	Grifols SA (Biotechnology)	626
7,600	Grifols SA, Class – B (Biotechnology)	257
266,567	Iberdrola SA (Electric Utilities)	1,797
213,180	Repsol YPF SA (Oil, Gas & Consumable Fuels)	3,990
18,599	Tecnicas Reunidas SA (Energy Equipment & Services)	813
541,996	Telefonica SA (Diversified Telecommunication Services)	7,781
		33,658
	Sweden — 2.67%
40,474	Assa Abloy AB, Class – B (Building Products)	2,139
485	Autoliv, Inc. (Auto Components)	52
42,164	Electrolux AB, Series B (Household Durables)	1,233
14,871	Industrivarden AB, C Shares (Diversified Financial Services)	258

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
3,269	Modern Times Group, B Shares (Media)	$104
307,459	Nordea Bank AB (Banks)	3,561
431,698	Sandvik AB (Machinery)	4,200
153,762	Skandinaviska Enskilda Banken AB, Class – A (Banks)	1,954
121,169	Skanska AB, B Shares (Construction & Engineering)	2,603
160,313	SKF AB, B Shares (Machinery)	3,379
36,145	Svenska Handelsbanken AB, A Shares (Banks)	1,692
131,571	Swedbank AB, A Shares (Banks)	3,267
64,612	Tele2 AB, B Shares (Wireless Telecommunication Services)	783
482,133	TeliaSonera AB (Diversified Telecommunication Services)	3,102
620,949	Volvo AB, B Shares (Machinery)	6,701
		35,028
	Switzerland — 9.06%
808,812	ABB Ltd. – Registered (Electrical Equipment)	17,118
13,179	Actelion Ltd. – Registered (Biotechnology)	1,518
80,604	Adecco SA, Registered Shares (Human Resource & Employment Services)	5,542
5,623	Baloise Holding AG, Registered Shares (Insurance)	719
59,721	Clariant AG (Chemicals)	1,001
22,323	Compagnie Financiere Richemont SA – Registered (Textiles, Apparel & Luxury Goods)	1,980
39,508	Credit Suisse Group AG – Registered (Capital Markets)	993
7,584	DKSH Holding Ltd. (Professional Services)	578
3,698	Givaudan SA – Registered (Chemicals)	6,636
22,004	Holcim Ltd. – Registered (Construction Materials)	1,573
19,010	Julius Baer Group Ltd. (Capital Markets)	868
17,395	Kuehne & Nagel International (Marine)	2,364
335,598	Nestle SA (Food Products)	24,474
51,158	Novartis AG – Registered (Pharmaceuticals)	4,746
3,655	Pargesa Holding SA (Diversified Financial Services)	282
3,123	Partners Group Holding AG (Capital Markets)	909
38,470	Roche Holding AG – Genusscheine (Pharmaceuticals)	10,426
1,941	SGS SA – Registered (Professional Services)	3,964
13,240	Swiss Prime Site AG – Registered (Real Estate Management & Development)	972
41,660	Swiss Re AG (Insurance)	3,491
6,993	Swisscom AG – Registered (Diversified Telecommunication Services)	3,671
37,809	Syngenta AG, Registered Shares (Chemicals)	12,165
2,079	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	924

Shares	Security Description	Value (000)
	Switzerland (continued)
199,273	UBS Group AG (Capital Markets) (a)	$3,426
27,091	Zurich Financial Services AG (Insurance)	8,468
		118,808
	Taiwan — 1.04%
75,000	Acer, Inc. (Technology Hardware, Storage & Peripherals) (a)	50
172,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	204
8,795	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	65
57,120	Asia Cement Corp. (Construction Materials)	70
52,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services)	29
19,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	207
234,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	119
18,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	139
226,800	Cathay Financial Holding Co. Ltd. (Insurance)	336
120,720	Chang Hwa Commercial Bank Ltd. (Banks)	69
46,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	108
15,075	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	42
52,000	China Airlines Ltd. (Airlines) (a)	24
370,000	China Development Financial Holding Corp. (Banks)	118
77,900	China Life Insurance Co. Ltd. (Insurance)	64
21,000	China Motor Corp. (Automobiles)	19
328,440	China Steel Corp. (Metals & Mining)	272
373,318	Chinatrust Financial Holding Co. Ltd. (Banks)	241
106,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	314
11,000	Clevo Co. (Technology Hardware, Storage & Peripherals)	17
123,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	86
18,000	CTCI Corp. (Construction & Engineering)	29
51,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	301
179,445	E.Sun Financial Holding Co. Ltd. (Banks)	111
5,200	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	52
25,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	49
37,000	EVA Airways Corp. (Airlines) (a)	26
42,000	Evergreen Marine Corp. Ltd. (Marine) (a)	30
27,540	Far Eastern Department Stores Ltd. (Multiline Retail)	24
76,720	Far Eastern New Century Corp. (Industrial Conglomerates)	76

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
40,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	$92
9,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	11
197,070	First Financial Holdings Co. Ltd. (Banks)	116
87,000	Formosa Chemicals & Fibre Corp. (Chemicals)	183
1,100	Formosa International Hotels Corp. (Hotels, Restaurants & Leisure)	12
31,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	67
115,000	Formosa Plastics Corp. (Chemicals)	262
23,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	23
25,200	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	68
180,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	287
8,000	Giant Manufacturing Co. Ltd. (Leisure Products)	70
1,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	50
13,500	Highwealth Construction Corp. (Real Estate Management & Development)	27
5,150	Hiwin Technologies Corp. (Machinery)	43
337,200	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	930
7,000	Hotai Motor Co. Ltd. (Specialty Retail)	105
19,000	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	85
158,620	Hua Nan Financial Holdings Co. Ltd., Class – C (Banks)	89
222,553	Innolux Corp. (Electronic Equipment, Instruments & Components)	108
59,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (a)	93
68,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	45
9,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	30
3,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	225
55,275	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	63
39,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	567
276,000	Mega Financial Holding Co. Ltd. (Banks)	212
6,300	Merida Industry Co. Ltd. (Leisure Products)	43
133,000	Nan Ya Plastics Corp. (Chemicals)	274
16,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	89
43,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	98

Shares	Security Description	Value (000)
	Taiwan (continued)
4,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	$27
60,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	73
22,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	37
16,000	President Chain Store Corp. (Food & Staples Retailing)	124
122,320	President Enterprises Corp. (Food Products)	193
35,500	Quanta Computer, Inc., GDR (Technology Hardware, Storage & Peripherals)(b)	445
72,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	179
13,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	41
14,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	46
19,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	30
15,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	31
6,240	ScinoPharm Taiwan Ltd. (Pharmaceuticals)	11
212,955	Shin Kong Financial Holding Co. Ltd. (Insurance)	60
87,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	131
8,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	39
190,311	SinoPac Financial Holdings Co. Ltd. (Banks)	78
9,810	Standard Foods Corp. (Food Products)	22
38,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	55
226,462	Taishin Financial Holding Co. Ltd. (Banks)	93
118,560	Taiwan Business Bank (Banks) (a)	34
91,000	Taiwan Cement Corp. (Construction Materials)	125
161,700	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	83
18,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	32
51,000	Taiwan Glass Industry Corp. (Building Products)	40
45,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	149
10,400	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	233
673,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,966
42,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	40
7,000	Tpk Holding Co. Ltd. (Electronic Equipment, Instruments & Components)	42

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
7,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	$22
13,650	TSRC Corp. (Chemicals)	15
8,000	U-Ming Marine Transport Corp. (Marine)	13
31,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	23
327,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	152
22,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	36
76,000	Walsin Lihwa Corp. (Electrical Equipment) (a)	24
57,121	Wistron Corp. (Technology Hardware, Storage & Peripherals)	51
43,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	50
33,000	Yang Ming Marine Transport (Marine) (a)	17
219,900	Yuanta Financial Holding Co. Ltd. (Capital Markets)	107
24,000	Yulon Motor Co. Ltd. (Automobiles)	35
		13,662
	Thailand — 0.20%
29,200	Advanced INFO Service Public Co. Ltd. (Wireless Telecommunication Services)	221
12,600	Airports of Thailand Public Co. Ltd., Foreign Registered Shares (Transportation Infrastructure)	107
15,400	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	90
92,000	Bangkok Dusit Medical Service Public Co. Ltd., Class – F (Health Care Providers & Services)	48
25,500	Banpu Public Co. Ltd., Foreign Registered Shares (Oil, Gas & Consumable Fuels)	19
30,400	BEC World Public Co. Ltd., Foreign Registered Shares (Media)	47
175,800	BTS Group Holdings Public Co. Ltd. (Road & Rail)	51
5,900	Bumrungrad Hospital Public Co. Ltd. (Health Care Providers & Services)	25
40,000	Central Pattana Public Co. Ltd., Foreign Registered Shares (Real Estate Management & Development)	55
81,600	Charoen Pokphand Foods Public Co. Ltd. (Food Products)	67
123,100	CP ALL Public Co. Ltd. (Food & Staples Retailing)	158
9,200	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	20
26,800	Energy Absolute Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	20
17,300	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	47

Shares	Security Description	Value (000)
	Thailand (continued)
120,728	Home Product Center Public Co. Ltd., Foreign Registered Shares (Specialty Retail)	$30
33,200	Indorama Ventures Public Co. Ltd. (Chemicals)	20
248,200	IRPC Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	23
51,300	Kasikornbank Public Co. Ltd. (Banks)	356
107,800	Krung Thai Bank Public Co. Ltd., Foreign Registered Shares (Banks)	74
46,400	Minor International Public Co. Ltd., Foreign Registered Shares (Hotels, Restaurants & Leisure)	46
38,500	PTT Exploration & Production Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	130
44,800	PTT Global Chemical Public Co. Ltd. (Chemicals)	70
38,800	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	381
43,800	Siam Commercial Bank Public Co. Ltd. (Banks)	241
26,700	Thai Oil Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	34
9,600	Thai Union Frozen Products Public Co. Ltd. – NVDR (Food Products)	26
8,800	The Siam Cement Public Co. Ltd. – NVDR (Construction Materials)	119
436,800	TMB Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	39
238,619	True Corp. Public Co. Ltd. – Foreign Registered Shares (Diversified Telecommunication Services) (a)	80
		2,644
	Turkey — 0.14%
50,180	Akbank TAS (Banks)	186
6,037	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages) (a)	59
6,942	Arcelik A/S (Household Durables)	45
5,766	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	123
1,899	Coca-Cola Icecek A/S (Beverages)	41
50,826	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	60
11,745	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	27
42,091	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	80
2,121	Ford Otomotiv Sanayi A/S (Automobiles)	30
23,989	Haci OMER Sabanci Holding (Diversified Financial Services)	104
18,402	KOC Holdings A/S (Industrial Conglomerates)	98
6,398	Petkim Petrokimya Holding AS (Chemicals)	11
5,049	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	41

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
3,854	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	$26
3,307	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	78
16,289	Turk Hava Yollari Anonim Ortakligi (Airlines) (a)	67
12,992	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	40
22,309	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services) (a)	136
62,684	Turkiye Garanti Bankasi A/S (Banks)	253
17,024	Turkiye Halk Bankasi A/S (Banks)	101
42,821	Turkiye Is Bankasi A/S, C Shares (Banks)	123
17,675	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	27
23,039	Turkiye Vakiflar Bankasi TAO, Class – D (Banks)	48
4,274	Ulker Biskuvi Sanayi A/S (Food Products)	34
22,134	Yapi ve Kredi Bankasi AS (Banks)	46
		1,884
	United Arab Emirates — 0.05%
61,648	Arabtec Holding Co. (Construction & Engineering)	48
8,412	Dp World Ltd. (Transportation Infrastructure)	176
107,198	Dubai Financial Market (Diversified Financial Services)	57
63,735	Dubai Islamic Bank (Banks)	117
124,902	Emaar Properties PJSC (Real Estate Management & Development)	240
		638
	United Kingdom — 18.29%
281,100	AA PLC (Commercial Services & Supplies) (a)	1,533
10,356	Admiral Group PLC (Insurance)	212
79,301	AMEC PLC (Energy Equipment & Services)	1,047
285,737	Anglo American PLC (Metals & Mining)	5,287
85,642	Antofagasta PLC (Metals & Mining)	998
34,000	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	522
4,100	Associated British Foods PLC (Food Products)	200
259,624	AstraZeneca PLC (Pharmaceuticals)	18,335
265,480	Aviva PLC (Insurance)	1,995
35,949	Babcock Int'l Group PLC (Commercial Services & Supplies)	589
700,669	BAE Systems PLC (Aerospace & Defense)	5,123
212,942	Balfour Beatty PLC (Construction & Engineering)	704
534,039	Barclays PLC (Banks)	2,007
116,445	BG Group PLC (Oil, Gas & Consumable Fuels)	1,558
439,505	BHP Billiton PLC (Metals & Mining)	9,418
1,816,523	BP PLC (Oil, Gas & Consumable Fuels)	11,529

Shares	Security Description	Value (000)
	United Kingdom (continued)
290,234	British American Tobacco PLC (Tobacco)	$15,726
98,346	British Land Co. PLC (Real Estate Investment Trusts)	1,186
240,185	BT Group PLC (Diversified Telecommunication Services)	1,494
90,846	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	470
36,242	Carnival PLC (Hotels, Restaurants & Leisure)	1,638
281,282	Centrica PLC (Multi-Utilities)	1,218
39,788	Croda International PLC (Chemicals)	1,642
21,500	CSR PLC (Semiconductors & Semiconductor Equipment)	285
3,750	Diageo PLC (Beverages)	107
76,723	Direct Line Insurance Group (Insurance)	347
12,800	Ensco PLC, ADR (Energy Equipment & Services)	383
19,700	Fidessa Group PLC (Software)	734
633,892	GlaxoSmithKline PLC (Pharmaceuticals)	13,598
121,454	Grainger PLC (Real Estate Management & Development)	354
20,255	Greene King PLC (Hotels, Restaurants & Leisure)	234
150,387	Home Retail Group PLC (Internet & Catalog Retail)	485
996,442	HSBC Holdings PLC (Banks)	9,416
234,120	HSBC Holdings PLC (HK) (Banks)	2,226
43,271	ICAP PLC (Capital Markets)	303
241,674	Imperial Tobacco Group PLC (Tobacco)	10,637
48,184	Inmarsat PLC (Diversified Telecommunication Services)	597
27,730	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	1,116
267,629	International Consolidated Airlines Group SA (Airlines) (a)	2,014
269,892	J Sainsbury PLC (Food & Staples Retailing)	1,031
42,758	John Wood Group PLC (Energy Equipment & Services)	396
47,167	Johnson Matthey PLC (Chemicals)	2,481
262,475	Kingfisher PLC (Specialty Retail)	1,387
316,809	Legal & General Group PLC (Insurance)	1,223
59,392	Liberty Global PLC, Class – A (Media) (a)	2,982
75,146	Liberty Global PLC, Series C (Media) (a)	3,630
3,490,605	Lloyds Banking Group PLC (Banks) (a)	4,105
373,619	Marks & Spencer Group PLC (Multiline Retail)	2,766
81,873	Meggitt PLC (Aerospace & Defense)	659
97,641	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	604
195,394	Michael Page International PLC (Professional Services)	1,246
216,638	National Grid PLC (Multi-Utilities)	3,074
294,616	Ocado Group PLC (Internet & Catalog Retail) (a)	1,823
250,552	Old Mutual PLC (Insurance)	738

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
107,087	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	$235
167,575	Pearson PLC (Media)	3,094
64,941	Persimmon PLC (Household Durables)	1,586
217,293	Prudential PLC (Insurance)	5,024
75,302	Resolution Ltd. (Insurance)	428
258,436	Rexam PLC (Containers & Packaging)	1,819
339,485	Rio Tinto PLC (Metals & Mining)	15,647
114,882	Rolls-Royce Holdings PLC (Aerospace & Defense)	1,543
321,328	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	10,722
289,924	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	10,016
135,154	RSA Insurance Group PLC (Insurance) (a)	912
44,710	SABMiller PLC (Beverages)	2,331
30,435	Saga PLC (Insurance) (a)	73
76,350	SEGRO PLC (Real Estate Investment Trusts)	437
12,252	Severn Trent PLC (Water Utilities)	382
52,366	SSE PLC (Electric Utilities)	1,323
126,227	Standard Chartered PLC (Banks)	1,888
126,336	Standard Life PLC (Insurance)	782
95,293	Tate & Lyle PLC (Food Products)	894
1,767,292	Tesco PLC (Food & Staples Retailing)	5,152
224,069	The Sage Group PLC (Software)	1,618
601,955	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	1,191
50,198	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	323
6,853	Unilever PLC (Food Products)	278
37,414	United Utilities Group PLC (Water Utilities)	531
4,400,545	Vodafone Group PLC (Wireless Telecommunication Services)	15,086
483,335	William Morrison Supermarkets PLC (Food & Staples Retailing)	1,379
		240,106
	United States — 0.12%
27,927	Cognizant Technology Solutions Corp. (IT Services) (a)	1,471
4,400	Southern Copper Corp. (Metals & Mining)	124
		1,595
	Total Common Stocks	1,263,644
	Preferred Stocks — 0.63%
	Brazil — 0.20%
3,000	AES Tiete SA – Preferred (Independent Power and Renewable Electricity Producers)	20
57,200	Banco Bradesco SA – Preferred (Banks)	755
4,500	Banco do Estado do Rio Grande do Sul SA – Preferred, B Shares (Banks)	25
6,600	Bradespar SA – Preferred (Metals & Mining)	36
5,000	Braskem SA – Preferred, Class – A (Chemicals)	33

Shares	Security Description	Value (000)
	Brazil (continued)
6,800	Centrais Eletricas Brasileiras SA – Preferred, B Shares (Electric Utilities)	$21
20,900	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	103
4,900	Companhia Energetica de Sao Paulo – Preferred, B Shares (Independent Power and Renewable Electricity Producers)	50
2,900	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	39
23,600	Gerdau SA – Preferred (Metals & Mining)	85
86,040	Itausa – Investimentos Itau SA – Preferred (Banks)	304
15,000	Lojas Americanas SA – Preferred (Multiline Retail)	97
7,000	Metalurgica Gerdau SA – Preferred (Metals & Mining)	30
8,170	Oi SA – Preferred (Diversified Telecommunication Services) (a)	26
115,600	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	436
8,900	Suzano Papel e Celulose SA – Preferred, Class – A (Paper & Forest Products)	38
8,100	Telefonica Brasil SA – Preferred (Diversified Telecommunication Services)	143
11,200	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Metals & Mining) (a)	21
50,200	Vale SA – Preferred (Metals & Mining)	363
		2,625
	Chile — 0.01%
7,534	Embotelladora Andina SA – Preferred, B Shares (Beverages)	21
2,526	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	62
		83
	Colombia — 0.02%
11,954	Bancolombia SA – Preferred (Banks)	144
3,430	Grupo Argos SA – Preferred (Construction Materials)	29
91,081	Grupo Aval Acciones y Valores SA – Preferred (Banks)	49
2,721	Grupo de Inversiones Suramericana – Preferred (Diversified Financial Services)	45
		267
	Germany — 0.32%
9,277	Bayerische Motoren Werke AG – Preferred (Automobiles)	758
13,739	Henkel AG & Co. KGaA – Preferred (Household Products)	1,480
26,170	Porsche Automobil Holding SE – Preferred (Automobile Manufacturers)	2,116
		4,354

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Russia — 0.02%
47	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	$96
23,000	Sberbank of Russia – Preferred (Banks)	14
190,100	Surgutneftegas – Preferred (Oil, Gas & Consumable Fuels)	91
		201
	South Korea — 0.06%
1,100	Hyundai Motor Co. Ltd. – Preferred (Automobiles) (a)	134
693	Hyundai Motor Co. Ltd. – Preferred (Automobiles) (a)	79
217	LG Chem Ltd. – Preferred (Chemicals)	28
559	Samsung Electronics Co. Ltd. – Preferred (Semiconductors & Semiconductor Equipment)	526
		767
	Total Preferred Stocks	8,297
	Rights — 0.00%
	Russia — 0.00%
31,900	The Moscow Exchange Micex (Diversified Financial Services) (a)	31
	South Korea — 0.00%
783	DGB Financial Group, Inc. (Banks) (a)	1
	Taiwan — 0.00%
5,449	EVA Airways Corp. (Airlines) (a)	1
	Total Rights	33
	U.S. Treasury Obligations — 0.00%
$10	U.S. Treasury Bill, 0.02%, 3/12/15 (d)	10
20	U.S. Treasury Bill, 0.07%, 6/4/15 (d)	20
	Total U.S. Treasury Obligations	30
	Time Deposit — 0.42%
5,544	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/15	5,544
	Total Time Deposit	5,544

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds — 1.94%
17,696,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (e)	17,696
247,112	iShares MSCI India ETF	7,435
233,000	SSgA Treasury Money Market Fund	$233
	Total Mutual Funds	25,364
	Total Investments (cost $1,200,708) — 99.31%	1,302,912
	Other assets in excess of liabilities — 0.69%	9,110
	Net Assets — 100.00%	$1,312,022

Amounts designated as “—” are $0 or have been rounded to $0.

ˆ	All or part of this security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014, was $6,985 (amount in thousands).
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio's net assets.
(d)	The rate disclosed represents effective yield at purchase.
(e)	The rate disclosed is the rate in effect on December 31, 2014.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Cadence Capital Management – Quality Yield	Mellon Capital Management Corp. – Emerging	Total
Common Stocks	7.94%	12.09%	7.51%	61.72%	7.06%	96.32%
Preferred Stocks	0.11%	—	—	0.22%	0.30%	0.63%
Time Deposit	0.05%	0.37%	—	—	—	0.42%
Mutual Funds	—	—	—	1.35%	0.59%	1.94%
Other Assets (Liablities)	0.07%	0.01%	0.13%	0.45%	0.03%	0.69%
Total Net Assets	8.17%	12.47%	7.64%	63.74%	7.98%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2014.

Long Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
11	Mini MSCI Emerging Markets Index Future	$527	3/20/15	$15
	Net Unrealized Appreciation/(Depreciation)			15

Amounts designated as “—” are $0 or have been rounded to $0.

ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/14 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
3,949,659	Japanese Yen	Bank of America	1/5/15	$33	$33	$—
7,799,135	Japanese Yen	Credit Suisse	1/6/15	65	65	—
5,731,145	Japanese Yen	JPMorgan Chase	1/7/15	48	48	—
1,409,504,000	Korean Won	Citibank	1/8/15	1,292	1,283	(9)
	Total Currencies Purchased			$1,438	$1,429	$(9)
	Currencies Sold
45,313	British Pound Sterling	Bank of New York	1/5/15	$71	$71	$—
8,821	British Pound Sterling	Barclays Bank	1/5/15	14	14	—
193,411	British Pound Sterling	Bank of New York	1/5/15	301	301	—
668,000	Euro	UBS Warburg	1/13/15	829	808	21
14,443	Euro	Morgan Stanley	1/5/15	17	17	—
320,974	Euro	Bank of New York	1/5/15	388	388	—
1,570,891	Hong Kong Dollar	Westpac Banking Corp.	1/5/15	203	203	—
43,720,979	Japanese Yen	Mellon Bank	1/5/15	363	365	(2)
2,155,942	Japanese Yen	Citigroup	1/7/15	18	18	—
6,589,937	Japanese Yen	Deutsche Bank	1/6/15	55	55	—
19,811,828	Japanese Yen	JPMorgan Chase	1/5/15	164	165	(1)
1,409,504,000	Korean Won	Citibank	1/8/15	1,266	1,283	(17)
155,212	Singapore Dollar	Bank of New York	1/6/15	117	117	—
	Total Currencies Sold			$3,806	$3,805	$1
	Net Unrealized/Appreciation (Depreciation)					$(8)

Amounts designated as “—” are $0 or has been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.24%
	Australia — 5.52%
314,260	ALS Ltd. (Professional Services)	$1,361
52,521	Amcor Ltd. (Containers & Packaging)	578
272,741	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	1,448
38,587	ASX Ltd. (Diversified Financial Services)	1,151
393,514	AusNet Services (Electric Utilities)	425
590,407	Australia & New Zealand Banking Group Ltd. (Banks)	15,359
202,171	Bank of Queensland Ltd. (Banks)	1,991
91,370	Bendigo & Adelaide Bank Ltd. (Banks)	950
154,721	BHP Billiton Ltd. (Metals & Mining)	3,657
100,764	Bradken Ltd. (Machinery)	385
476,825	Coca-Cola Amatil Ltd. (Beverages)	3,599
323,231	Commonwealth Bank of Australia (Banks)	22,452
55,083	CSL Ltd. (Biotechnology)	3,868
150,050	Downer EDI Ltd. (Aerospace & Defense)	573
568,991	Federation Centres (Real Estate Investment Trusts)	1,324
251,069	Fortescue Metals Group Ltd. (Metals & Mining)	551
1,524,697	GPT Group (Real Estate Investment Trusts)	5,395
113,529	Iluka Resources Ltd. (Metals & Mining)	545
466,629	Insurance Australia Group Ltd. (Insurance)	2,369
708,095	Metcash Ltd. (Food & Staples Retailing)	1,067
1,471,580	Mirvac Group (Real Estate Investment Trusts)	2,128
469,328	National Australia Bank Ltd. (Banks)	12,796
24,850	Newcrest Mining Ltd. (Metals & Mining) (a)	219
841,999	Novion Property Group Pty Ltd. (Real Estate Investment Trusts)	1,447
237,777	Orica Ltd. (Chemicals)	3,643
2,123,072	Scentre Group (Real Estate Investment Trusts)	6,013
927,426	Stockland Trust Group (Real Estate Investment Trusts)	3,099
256,390	Suncorp Group Ltd. (Insurance)	2,928
865,625	Sydney Airport (Transportation Infrastructure)	3,313
2,954,613	Telstra Corp. Ltd. (Diversified Telecommunication Services)	14,341
511,513	Toll Holdings Ltd. (Air Freight & Logistics)	2,436
787,214	Westfield Corp. (Real Estate Investment Trusts)	5,769
619,838	Westpac Banking Corp. (Banks)	16,667
426,155	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	13,177
164,965	WorleyParsons Ltd. (Energy Equipment & Services)	1,351
		158,375

Shares	Security Description	Value (000)
	Austria — 0.15%
180,351	Immofinanz AG (Real Estate Management & Development) (a)	$454
77,303	OMV AG (Oil, Gas & Consumable Fuels)	2,053
20,775	Raiffeisen Bank International AG (Banks)	317
10,996	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	491
26,601	Voestalpine AG (Metals & Mining)	1,051
		4,366
	Belgium — 1.09%
40,580	Ageas (Insurance)	1,443
43,559	Anheuser-Busch InBev NV (Beverages)	4,902
48,033	Belgacom SA (Diversified Telecommunication Services)	1,743
26,178	Colruyt SA (Food & Staples Retailing)	1,217
67,130	Delhaize Group (Food & Staples Retailing)	4,888
13,863	Groupe Bruxelles Lambert SA (Diversified Financial Services)	1,183
39,152	KBC Groep NV (Banks)	2,185
32,923	Solvay SA (Chemicals)	4,453
69,620	Telenet Group Holding NV (Media) (a)	3,906
31,162	UCB SA (Pharmaceuticals)	2,369
73,167	Umicore SA (Chemicals)	2,944
		31,233
	Bermuda — 0.20%
130,000	Alibaba Health Information Technology Ltd. (Diversified Financial Services) (a)	85
180,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	122
80,000	Cosco Pacific Ltd. (Transportation Infrastructure)	113
40,900	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	1,492
530,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	77
158,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	149
91,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	79
213,717	Seadrill Ltd. (Energy Equipment & Services) ˆ	2,474
216,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	144
279,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	1,005
		5,740
	Brazil — 0.48%
34,406	Ambev SA, ADR (Beverages)	214
228,300	Ambev SA (Beverages)	1,405
5,600	B2W CIA Digital (Internet & Catalog Retail) (a)	47
30,100	Banco Bradesco SA (Banks)	389
42,100	Banco do Brasil SA (Banks)	377
21,500	Banco Santander Brasil SA (Banks)	109
33,700	BB Seguridade Participacoes SA (Insurance)	409

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil (continued)
88,600	BM&FBOVESPA SA (Diversified Financial Services)	$328
21,500	BR Malls Participacoes SA (Real Estate Management & Development)	133
31,500	BRF SA (Food Products)	752
38,700	CCR SA (Transportation Infrastructure)	224
14,700	Centrais Electricas Brasileiras SA (Electric Utilities)	32
10,309	CETIP SA (Capital Markets)	125
15,900	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	102
35,300	Cielo SA (IT Services)	554
7,000	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)	259
34,200	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	72
5,600	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	61
10,600	CPFL Energia SA (Electric Utilities)	74
12,300	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	51
16,170	Duratex SA (Paper Products)	49
9,100	Ecorodovias Infraestrutura E Logistica SA (Transportation Infrastructure)	37
12,900	EDP – Energias do Brasil SA (Electric Utilities)	44
30,800	Embraer SA (Aerospace & Defense)	283
14,100	Estacio Participacoes SA (Diversified Consumer Services)	126
11,500	Fibria Celulose SA (Paper & Forest Products) (a)	141
121,700	Hypermarcas SA (Personal Products) (a)	763
133,890	Itau Unibanco Holding SA (Banks)	1,743
34,900	JBS SA (Food Products)	147
21,900	Klabin SA (Containers & Packaging)	120
65,088	Kroton Educacional SA (Diversified Consumer Services)	380
7,400	Localiza Rent A Car SA (Road & Rail)	99
9,125	Lojas Americanas SA (Multiline Retail)	45
6,000	Lojas Renner SA (Multiline Retail)	173
1,800	M Dias Branco SA (Food Products)	62
4,100	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	73
8,100	Natura Cosmeticos SA (Personal Products)	97
9,000	OdontoPrev SA (Health Care Providers & Services)	33
146,100	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	527
5,900	Porto Seguro SA (Insurance)	67
10,500	Qualicorp SA (Health Care Providers & Services) (a)	110
9,500	Raia Drogasil SA (Food & Staples Retailing)	91
17,200	Souza Cruz SA (Tobacco)	125

Shares	Security Description	Value (000)
	Brazil (continued)
7,500	Sul America SA (Insurance)	$36
40,600	Tim Participacoes SA (Wireless Telecommunication Services)	180
6,700	Totvs SA (Software)	88
8,400	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)	107
5,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	38
17,200	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	333
158,100	Vale SA, ADR (Metals & Mining)	1,293
69,700	Vale SA (Metals & Mining)	575
1,800	Via Varejo SA (Specialty Retail) (a)	14
14,560	WEG SA (Machinery)	168
		13,884
	Canada — 0.40%
15,900	Bank of Nova Scotia (Banks)	908
13,400	Cameco Corp. (Oil, Gas & Consumable Fuels) ˆ	220
52,000	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,073
69,500	Centerra Gold, Inc. (Metals & Mining)	361
101,500	Centerra Gold, Inc. (Metals & Mining)	528
51,000	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,623
143,339	First Quantum Minerals Ltd. (Metals & Mining)	2,037
50,900	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2,193
26,200	Labrador Iron Ore Royalty Corp. (Metals & Mining)	420
16,200	Potash Corp. of Saskatchewan, Inc. (Chemicals)	573
15,200	Progressive Waste Solutions Ltd. (Commercial Services & Supplies)	457
		11,393
	Cayman Islands — 0.34%
35,500	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	190
46,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	81
45,100	Chailease Holding Co. Ltd. (Diversified Financial Services)	112
288,900	China Huishan Dairy Holdings Co. Ltd. (Food Products) ˆ	50
170,000	China Mengniu Dairy Co. Ltd. (Food Products)	700
108,000	China Resources Cement Holdings Ltd. (Construction Materials)	70
13,300	Ctrip.com International, ADR (Hotels, Restaurants & Leisure) (a)	605
472,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment) (a)	110
285,000	Geely Automobile Holdings Ltd. (Automobiles)	90

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands (continued)
54,500	Intime Retail Group Co. Ltd. (Multiline Retail)	$39
27,000	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	45
28,000	Kingsoft Corp. Ltd. (Software) ˆ	55
54,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	30
138,000	New World China Land Ltd. (Real Estate Management & Development)	82
1,029,000	Semiconductor Manufacturing International Corp. (Semiconductor and Semiconductor Equipment) (a)	94
29,000	Shenzhou International Group (Textiles, Apparel & Luxury Goods)	96
469,000	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	1,239
415,565	Tencent Holdings Ltd. (Internet Software & Services)	6,013
60,000	Uni-President China Holdings Ltd. (Food Products)	55
14,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	37
		9,793
	Chile — 0.09%
129,207	AES Gener SA (Independent Power and Renewable Electricity Producers)	69
120,344	Aguas Andinas SA, Class – A (Water Utilities)	70
1,200,479	Banco de Chile SA (Banks)	139
1,869	Banco de Credito e Inversiones SA (Banks)	92
3,194,411	Banco Santander Chile (Banks)	161
879	Cap SA (Metals & Mining)	4
59,288	Cencosud SA (Food & Staples Retailing)	148
402,342	Colbun SA (Independent Power and Renewable Electricity Producers)	107
7,499	Compania Cervecerias Unidas SA (Beverages)	71
7,680,939	CorpBanca SA (Banks)	92
166,017	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	252
6,439	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	65
58,680	Empresas CMPC SA (Paper & Forest Products)	147
22,070	Empresas Copec SA (Oil, Gas & Consumable Fuels)	249
947,070	Enersis SA (Electric Utilities)	310
15,666	LATAM Airlines Group SA (Airlines) (a)	182
43,435	S.A.C.I. Falabella (Multiline Retail)	292
24,405	Vina Concha y Toro SA (Beverages)	48
		2,498

Shares	Security Description	Value (000)
	China — 1.41%
1,052,000	Agricultural Bank of China Ltd., H Shares (Banks)	$529
96,000	Air China Ltd. (Airlines)	77
222,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	103
59,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	218
104,000	AviChina Industry & Technology Co. Ltd., H Shares (Aerospace & Defense)	64
33,098	Baidu, Inc., ADR (Internet Software & Services) (a)	7,545
5,890,335	Bank of China Ltd., H Shares (Banks)	3,307
432,000	Bank of Communications Co. Ltd., H Shares (Banks)	402
67,000	BBMG Corp., H Shares (Construction Materials)	56
82,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	65
27,000	Byd Co. Ltd., H Shares (Automobiles)	104
244,000	CGN Power Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers) (a)	106
248,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets) (a)	120
418,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	333
184,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	115
207,000	China Communications Construction Co. Ltd. (Construction & Engineering)	248
132,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	62
3,532,000	China Construction Bank Corp., H Shares (Banks)	2,885
94,000	China COSCO Holdings Co. Ltd., H Shares (Marine) ˆ(a)	46
125,900	China Everbright Bank Co. Ltd., H Shares (Banks)	68
66,500	China Galaxy Securities Co., H Shares (Independent Power and Renewable Electricity Producers)	83
26,300	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	58
359,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,407
142,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	146
47,000	China Medical System Holdings Ltd. (Pharmaceuticals)	77
224,500	China Merchants Bank Co. Ltd., H Shares (Banks)	560
303,000	China Minsheng Banking Corp. Ltd., H Shares (Banks)	396
140,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	135

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
88,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	$152
390,400	China Pacific Insurance Group Co. Ltd. (Insurance)	1,964
1,254,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	1,016
103,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	131
177,000	China Railway Group Ltd., H Shares (Construction & Engineering)	145
96,000	China Resources Land Ltd. (Real Estate Management & Development)	253
166,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	491
206,000	China Shipping Container Lines Co. Ltd., H Shares (Marine) (a)	65
682,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	395
68,000	China Vanke Co. Ltd., H Shares (Real Estate Management & Development) ˆ(a)	151
44,900	Chongqing Changan Automobile Co. Ltd., Class – A (Automobiles)	102
135,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	84
52,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	194
241,000	Country Garden Holdings Co. (Real Estate Management & Development)	96
97,000	CSR Corp. Ltd., H Shares (Machinery)	131
122,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	66
128,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	179
38,000	ENN Energy Holdings Ltd. (Gas Utilities)	215
49,000	Great Wall Motor Co. Ltd., H Shares (Automobiles)	277
118,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	107
33,000	Haitian International Holdings Ltd. (Machinery)	69
62,800	Haitong Securities Co. Ltd., H Shares (Capital Markets)	157
86,000	Huadian Power International Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	75
154,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	208
6,214,952	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	4,540
45,300	Inner Mongolia Yitai Coal Co. Ltd., B Shares (Oil, Gas & Consumable Fuels)	65
18,400	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,118

Shares	Security Description	Value (000)
	China (continued)
62,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	$74
61,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	104
72,000	Longfor Properties (Real Estate Management & Development)	92
38,600	New China Life Insurance Co. Ltd., H Shares (Insurance)	194
341,000	People’s Insurance Co. Group of China Ltd., H Shares (Insurance)	159
1,034,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,148
720,260	PICC Property & Casualty Co. Ltd., H Shares (Insurance)(e)	1,390
326,356	Ping An Insurance Group Co. of China (Insurance)	3,304
88,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	71
138,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)	73
70,000	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	251
34,800	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	78
73,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	163
199,500	Shui On Land Ltd. (Real Estate Management & Development)	47
56,500	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	38
186,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	54
51,600	Sinopharm Group Co. (Health Care Providers & Services)	182
70,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	46
94,000	Soho China Ltd. (Real Estate Management & Development)	66
125,500	Sun Art Retail Group Ltd. (Food & Staples Retailing) ˆ	125
18,000	Tsingtao Brewery Co. Ltd. (Beverages)	121
294,000	Want Want China Holdings Ltd. (Food Products)	386
25,000	Weichai Power Co. Ltd. (Machinery)	105
84,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels) ˆ	71
74,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	86
28,500	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	167
308,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	87
32,400	ZTE Corp., H Shares (Communications Equipment)	70
		40,513

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Colombia — 0.03%
9,084	Almacenes Exito SA (Food & Staples Retailing)	$112
4,528	Banco Davivienda SA (Banks)	54
17,948	Cementos Argos SA (Construction Materials)	77
3,888	Corporacion Financiera Colombiana SA (Diversified Financial Services)	65
241,395	Ecopetrol SA (Oil, Gas & Consumable Fuels)	211
13,496	Grupo Argos SA (Construction Materials)	117
11,140	Grupo de Inversiones Suramericana (Diversified Financial Services)	188
16,956	Interconexion Electrica SA (Electric Utilities)	61
42,239	ISAGEN SA ESP (Electric Utilities)	53
		938
	Curaçao — 0.08%
27,012	Schlumberger Ltd. (Energy Equipment & Services)	2,307
	Czech Republic — 0.01%
7,953	CEZ A/S (Electric Utilities)	204
708	Komercni Banka A/S (Banks)	146
4,281	Telefonica O2 Czech Republic A/S (Diversified Telecommunication Services)	44
		394
	Denmark — 1.45%
1,154	A.P. Moller – Maersk A/S, Class – A (Marine)	2,209
2,888	A.P. Moller – Maersk A/S, Class – B (Marine)	5,745
24,591	Coloplast A/S, Class – B (Health Care Equipment & Supplies)	2,058
42,762	Genmab A/S (Biotechnology) (a)	2,481
651,615	Novo Nordisk A/S, Class – B (Pharmaceuticals)	27,568
3,008	Rockwool International A/S, B Shares (Building Products)	338
121,721	TDC A/S (Diversified Telecommunication Services)	929
2,943	Tryg A/S (Insurance)	329
		41,657
	Egypt — 0.02%
43,060	Commercial International Bank Egypt SAE (Banks)	294
142,421	Orascom Telecom Holding SAE (Wireless Telecommunication Services) (a)	80
45,523	Talaat Moustafa Group (Real Estate Management & Development)	62
17,067	Telecom Egypt Co. (Diversified Telecommunication Services)	28
		464
	Faroe Islands — 0.02%
23,974	Bakkafrost P/F (Food Products)	539

Shares	Security Description	Value (000)
	Finland — 0.77%
26,774	Elisa Oyj (Diversified Telecommunication Services)	$731
90,037	Fortum Oyj (Electric Utilities)	1,955
127,582	Kone Oyj (Machinery)	5,807
50,120	Metso Oyj (Machinery)	1,500
40,636	Nokian Renkaat Oyj (Auto Components)	991
38,419	Orion Oyj, Class – B (Pharmaceuticals)	1,195
97,798	Sampo Oyj, A Shares (Insurance)	4,578
214,413	Stora Enso Oyj, R Shares (Paper & Forest Products)	1,917
206,718	UPM-Kymmene Oyj (Paper & Forest Products)	3,387
		22,061
	France — 8.25%
512,357	AXA SA (Insurance)	11,805
172,444	BNP Paribas (Banks)	10,179
115,796	Bouygues SA (Construction & Engineering)	4,181
42,059	Casino Guichard-Perrachon SA (Food & Staples Retailing)	3,867
26,116	CNP Assurances (Insurance)	463
216,011	Compagnie de Saint-Gobain (Building Products)	9,149
89,842	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber)	8,109
28,203	Danone SA (Food Products)	1,844
65,137	Edenred (Commercial Services & Supplies)	1,801
40,555	Electricite de France SA (Electric Utilities)	1,116
2,721	Essilor International SA (Health Care Equipment & Supplies)	303
83,973	Eutelsat Communications (Media)	2,715
7,025	Fonciere des Regions (Real Estate Investment Trusts)	649
336,827	GDF Suez (Multi-Utilities)	7,853
6,838	Gecina SA (Real Estate Investment Trusts)	854
356	Hermes International (Textiles, Apparel & Luxury Goods)	127
9,018	Icade (Real Estate Investment Trusts)	721
22,934	Ingenico Group (Electronic Equipment, Instruments & Components)	2,416
10,806	JC Decaux SA (Media)	372
24,855	Klepierre (Real Estate Investment Trusts) ˆ	1,067
63,050	Lagardere SCA (Media)	1,642
80,869	Legrand SA (Electrical Equipment)	4,242
25,988	L’Oreal SA (Personal Products)	4,349
17,891	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	2,833
64,525	Numericable – SFR (Media) (a)(e)	3,197
612,552	Orange (Diversified Telecommunication Services)	10,416
42,022	Pernod Ricard SA (Beverages)	4,670
160	Publicis Groupe (Media)	11
17,915	Renault SA (Automobiles)	1,305
116,705	Rexel SA (Trading Companies & Distributors)	2,091

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
24,636	Safran SA (Aerospace & Defense)	$1,520
398,107	Sanofi-Aventis (Pharmaceuticals)	36,292
110,181	Schneider Electric SA (Electrical Equipment)	8,023
22,918	SCOR SE (Insurance)	694
69,357	Societe Generale (Banks)	2,902
39,723	Suez Environnement Co. (Multi-Utilities)	692
106,789	Technicolor SA (Media) (a)	596
73,347	Technip SA (Energy Equipment & Services)	4,369
768,753	Total SA (Oil, Gas & Consumable Fuels)	39,381
24,221	Unibail-Rodamco SE (Real Estate Investment Trusts)	6,213
50,847	Veolia Environnement (Multi-Utilities)	901
300,140	Vinci SA (Construction & Engineering)	16,386
354,001	Vivendi (Diversified Telecommunication Services)	8,810
157,782	Zodiac Aerospace (Aerospace & Defense)	5,311
		236,437
	Germany — 7.68%
86,202	Allianz SE (Insurance)	14,275
16,183	Axel Springer AG (Media)	976
303,951	BASF SE (Chemicals)	25,494
116,055	Bayer AG (Pharmaceuticals)	15,817
147,329	Bayerische Motoren Werke AG (Automobiles)	15,898
36,192	Beiersdorf AG (Personal Products)	2,938
11,790	Brenntag AG (Trading Companies & Distributors)	659
12,785	Continental AG (Auto Components)	2,696
433,267	Daimler AG (Automobiles)	35,981
139,928	Deutsche Bank AG (Capital Markets)	4,190
19,229	Deutsche Boerse AG (Diversified Financial Services)	1,366
457,646	Deutsche Post AG (Air Freight & Logistics)	14,854
621,042	Deutsche Telekom AG – Registered (Diversified Telecommunication Services)	9,936
111,818	Deutsche Wohnen AG (Real Estate Management & Development)	2,637
180,056	E.ON AG (Multi-Utilities)	3,077
11,227	ElringKlinger AG (Auto Components)	388
8,897	Freenet AG (Wireless Telecommunication Services)	253
13,028	Hannover Rueckversicherung AG – Registered (Insurance)	1,175
23,096	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	2,825
15,915	Indus Holding AG (Industrial Conglomerates)	729
340,953	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,607
66,489	Linde AG (Chemicals)	12,246
17,390	MTU Aero Engines Holding AG (Aerospace & Defense)	1,511

Shares	Security Description	Value (000)
	Germany (continued)
27,721	Muenchener Rueckversicherungs-Gesellschaft AG – Registered Shares (Insurance)	$5,520
76,462	ProSiebenSat.1 Media AG (Media)	3,194
48,834	RWE AG (Multi-Utilities)	1,507
52,235	SAP AG (Software)	3,647
288,151	Siemens AG (Industrial Conglomerates)	32,328
97,575	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	517
		220,241
	Greece — 0.03%
188,889	Alpha Bank AE (Banks) (a)	106
409,594	Eurobank Ergasias SA (Banks) (a)	91
1,552	Folli Follie SA (Specialty Retail)	50
12,683	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services) (a)	139
5,223	JUMBO SA (Specialty Retail)	53
75,427	National Bank of Greece SA (Banks) (a)	132
11,466	Opap SA (Hotels, Restaurants & Leisure)	123
99,254	Piraeus Bank SA (Banks) (a)	108
6,061	Public Power Corp. SA (Electric Utilities) (a)	40
1,998	Titan Cement Co. SA (Construction Materials)	46
		888
	Hong Kong — 3.73%
2,595,718	AIA Group Ltd. (Insurance)	14,317
6,065	Alibaba Group Holding Ltd. (Internet Software & Services) (a)	631
250,000	Alibaba Pictures Group Ltd. (Internet Software & Services) (a)	44
325,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,542
223,000	Belle International Holdings Ltd. (Specialty Retail)	251
718,505	BOC Hong Kong (Holdings) Ltd. (Banks)	2,394
146,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	234
236,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,740
119,000	China Agri-Industries Holdings Ltd. (Food Products)	49
510,000	China Everbright International Ltd. (Commercial Services & Supplies)	753
44,000	China Everbright Ltd. (Capital Markets)	104
94,000	China Gas Holdings Ltd. (Gas Utilities)	147
655,889	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,203
1,014,482	China Mobile Ltd. (Wireless Telecommunication Services)	11,883
200,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	592

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
58,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	$121
42,000	China Resources Gas Group Ltd. (Gas Utilities)	109
94,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	240
102,000	China South City Holdings Ltd. (Real Estate Management & Development)	46
80,000	China State Construction International Holdings Ltd. (Construction & Engineering)	112
46,800	China Taiping Insurance Holdings Co. Ltd. (Insurance) (a)	133
1,130,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	1,515
91,000	CITIC Pacific Ltd. (Industrial Conglomerates)	155
348,419	CLP Holdings Ltd. (Electric Utilities)	3,017
3,162,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,277
132,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	116
292,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development) ˆ	118
80,000	Far East Horizon Ltd. (Diversified Financial Services)	79
85,500	Fosun International Ltd. (Metals & Mining)	111
202,000	Franshion Properties China Ltd. (Real Estate Management & Development)	58
130,000	Guangdong Investment Ltd. (Water Utilities)	169
50,000	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	61
54,000	Haier Electronics Group Co. Ltd. (Household Durables)	128
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) ˆ	213
845,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	2,358
242,909	Hang Seng Bank Ltd. (Banks)	4,037
135,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	938
36,500	Hengan International Group Co. Ltd. (Personal Products)	381
2,123,180	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	2,765
48,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	549
180,000	Hysan Development Co. (Real Estate Management & Development)	799
260,000	Kerry Properties Ltd. (Real Estate Management & Development)	938

Shares	Security Description	Value (000)
	Hong Kong (continued)
306,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	$400
270,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	253
15,700	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	399
409,000	MTR Corp. Ltd. (Road & Rail)	1,674
1,992,000	New World Development Co. Ltd. (Real Estate Management & Development)	2,287
1,639,000	PCCW Ltd. (Diversified Telecommunication Services)	1,116
274,538	Power Assets Holdings Ltd. (Electric Utilities)	2,655
394,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	1,918
21,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	63
156,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	141
967,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,554
177,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	100
1,797,899	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	2,843
625,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	9,470
304,326	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	3,950
255,341	The Bank of East Asia Ltd. (Banks)	1,026
1,023,618	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	6,409
1,245,300	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	8,940
98,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	223
292,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	56
		106,904
	Hungary — 0.01%
2,136	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	94
9,970	OTP Bank Nyrt PLC (Banks)	144
7,107	Richter Gedeon Nyrt (Pharmaceuticals)	96
		334
	India — 0.06%
53,900	Infosys Ltd., ADR (IT Services)	1,696
	Indonesia — 0.18%
220,600	Media Nusantara Citra (Media)	45
621,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	52
20,600	PT Astra Agro Lestari Tbk (Food Products)	40
985,700	PT Astra International Tbk (Automobiles)	588
598,800	PT Bank Central Asia Tbk (Banks)	635
201,700	PT Bank Danamon Indonesia Tbk (Banks)	73
431,900	PT Bank Mandiri Tbk (Banks)	376

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
343,100	PT Bank Negara Indonesia Persero Tbk (Banks)	$168
540,500	PT Bank Rakyat Indonesia Persero Tbk (Banks)	508
365,000	PT Bumi Serpong Damai (Real Estate Management & Development)	53
385,800	PT Charoen Pokphand Indonesia Tbk (Food Products)	117
371,000	PT Global MediaCom Tbk (Media)	43
24,900	PT Gudang Garam Tbk (Tobacco)	122
20,900	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	26
67,100	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	135
60,200	PT Indofood CBP Sukses Makmur Tbk (Food Products)	64
195,500	PT Indofood Sukses Makmur Tbk (Food Products)	107
108,500	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	62
1,027,600	PT Kalbe Farma Tbk (Pharmaceuticals)	152
1,039,100	PT Lippo Karawaci Tbk (Real Estate Management & Development)	85
108,300	PT Matahari Department Store Tbk (Multiline Retail)	131
526,600	PT Perusahaan Gas Negara Tbk (Gas Utilities)	255
139,600	PT Semen Gresik (Persero) Tbk (Construction Materials)	183
227,600	PT Surya Citra Media Tbk (Media)	64
43,400	PT Tambang Batubara Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	43
2,366,400	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	544
95,800	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services)	75
71,300	PT Unilever Indonesia Tbk (Household Products)	185
76,000	PT United Tractors Tbk (Machinery)	106
141,100	PT XL Axiata Tbk (Diversified Telecommunication Services)	55
		5,092
	Ireland — 0.64%
3,401,909	Bank of Ireland (Banks) (a)	1,275
86,961	Covidien PLC (Health Care Equipment & Supplies)	8,894
184,528	CRH PLC (Construction Materials)	4,437
87,912	Experian PLC (Professional Services)	1,482
131,784	Greencore Group PLC (Personal Products)	585
18,489	Ryanair Holdings PLC, ADR (Airlines) (a)	1,318
17,055	Smurfit Kappa Group PLC (Containers & Packaging)	383
		18,374

Shares	Security Description	Value (000)
	Israel — 0.45%
158,816	Bank Leumi Le-Israel (Banks) (a)	$543
539,809	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	959
2,389	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	600
261,458	Israel Chemicals Ltd. (Chemicals)	1,884
733,991	Israel Discount Bank, Class – A (Banks) (a)	1,174
136,459	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	7,836
		12,996
	Italy — 1.11%
26,540	Assicurazioni Generali SpA (Insurance)	545
121,851	Atlantia SpA (Transportation Infrastructure)	2,832
1,263,795	Enel SpA (Electric Utilities)	5,633
1,046,629	Eni SpA (Oil, Gas & Consumable Fuels)	18,330
248,644	Intesa Sanpaolo SpA (Banks)	722
278,207	Intesa Sanpaolo SpA (Banks)	685
149,706	Snam Rete Gas SpA (Gas Utilities)	741
1,072,189	Telecom Italia SpA (Diversified Telecommunication Services)	1,144
889,269	Telecom Italia SpA (Diversified Telecommunication Services)	743
110,860	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	503
		31,878
	Japan — 18.78%
298,225	Aeon Co. Ltd. (Food & Staples Retailing)	2,998
12,700	Aeon Credit Service Co. Ltd. (Consumer Finance)	251
94,832	Aisin Seiki Co. Ltd. (Auto Components)	3,408
21,200	Ajinomoto Co., Inc. (Food Products)	395
76,100	Alfresa Holdings Corp. (Health Care Providers & Services)	919
30,100	ALPS ELECTRIC Co. Ltd. (Electronic Equipment, Instruments & Components)	569
128,000	Aozora Bank Ltd. (Banks)	396
503,575	Asahi Glass Co. Ltd. (Building Products) ˆ	2,452
255,000	Asahi Kasei Corp. (Chemicals)	2,327
99,400	Astellas Pharma, Inc. (Pharmaceuticals)	1,384
36,249	Benesse Holdings, Inc. (Diversified Consumer Services)	1,076
431,888	Bridgestone Corp. (Auto Components)	14,980
685,067	Canon, Inc. (Technology Hardware, Storage & Peripherals)	21,778
280,079	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	2,522
93,912	Daihatsu Motor Co. Ltd. (Automobiles)	1,227
332,591	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	4,651
24,167	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	2,742
344,000	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	6,499

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
59,300	Denso Corp. (Auto Components)	$2,764
27,500	East Japan Railway Co. (Road & Rail)	2,073
125,071	Eisai Co. Ltd. (Pharmaceuticals)	4,838
24,900	EXEDY Corp. (Auto Components)	600
29,557	FamilyMart Co. Ltd. (Food & Staples Retailing)	1,113
13,300	Fanuc Ltd. (Machinery)	2,193
91,000	Fukuoka Financial Group, Inc. (Banks)	469
60,600	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	2,885
81,500	HASEKO Corp. (Household Durables)	656
7,200	Hikari Tsushin, Inc. (Specialty Retail)	438
47,000	Hino Motors Ltd. (Machinery)	619
24,700	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	779
46,500	Hitachi Construction Machinery Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	983
655,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	4,835
19,400	Hokuriku Electric Power Co. (Electric Utilities)	248
768,624	Honda Motor Co. Ltd. (Automobiles)	22,554
213,795	HOYA Corp. (Electronic Equipment, Instruments & Components)	7,232
42,300	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	699
1,187,000	IHI Corp. (Machinery)	6,013
69,900	Iida Group Holdings Co. Ltd. (Household Durables)	852
797,668	ITOCHU Corp. (Trading Companies & Distributors)	8,517
12,193	ITOCHU Techno-Solutions Corp. (IT Services)	430
142,000	Japan Airlines Co. Ltd. (Airlines)	4,211
28,000	Japan Aviation Electronics Industry Ltd. (Electronic Equipment, Instruments & Components)	612
186	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	647
280	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	1,349
559	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	1,182
578,597	Japan Tobacco, Inc. (Tobacco)	15,927
107,000	JGC Corp. (Construction & Engineering)	2,203
223,845	JS Group Corp. (Building Products)	4,712
89,983	JSR Corp. (Chemicals)	1,545
1,131,924	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	4,405
31,900	Kakaku.com, Inc. (Internet Software & Services)	456
149,602	Kaneka Corp. (Chemicals)	802

Shares	Security Description	Value (000)
	Japan (continued)
504,451	Kawasaki Heavy Industries Ltd. (Machinery)	$2,294
351,944	KDDI Corp. (Wireless Telecommunication Services)	22,114
11,950	Keyence Corp. (Electronic Equipment, Instruments & Components)	5,326
428,932	Kirin Holdings Co. Ltd. (Beverages)	5,331
1,338,000	Kobe Steel Ltd. (Metals & Mining)	2,305
562,100	Komatsu Ltd. (Machinery)	12,430
43,400	Konami Corp. (Home Entertainment Software)	796
221,000	Kubota Corp. (Machinery)	3,208
169,429	Kuraray Co. Ltd. (Chemicals)	1,925
57,100	Kurita Water Industries Ltd. (Machinery)	1,191
116,853	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	1,101
31,526	Lawson, Inc. (Food & Staples Retailing)	1,905
984,731	Marubeni Corp. (Trading Companies & Distributors)	5,893
22,677	Maruichi Steel Tube Ltd. (Metals & Mining)	483
24,200	Miraca Holdings, Inc. (Health Care Providers & Services)	1,041
58,500	MIRAIT Holdings Corp. (Construction & Engineering)	664
642,700	Mitsubishi Chemical Holdings Corp. (Chemicals)	3,118
734,140	Mitsubishi Corp. (Trading Companies & Distributors)	13,437
51,000	Mitsubishi Electric Corp. (Heavy Electrical Equipment)	606
167,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	838
483,000	Mitsubishi Materials Corp. (Metals & Mining)	1,603
110,343	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,618
2,239,282	Mitsubishi UFJ Financial Group, Inc. (Banks)	12,306
860,326	Mitsui & Co. Ltd. (Trading Companies & Distributors)	11,524
604,000	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	1,458
2,844,092	Mizuho Financial Group, Inc. (Banks)	4,768
57,500	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,363
15,600	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,703
165,327	NGK Insulators Ltd. (Machinery)	3,389
73,900	NHK Spring Co. Ltd. (Auto Components)	643
423,000	Nikon Corp. (Household Durables)	5,620
7,100	Nintendo Co. Ltd. (Software)	741
317	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	1,592

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
172,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	$774
396,172	Nippon Express Co. Ltd. (Road & Rail)	2,008
9,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	261
317	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	688
115,789	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	5,916
614,000	Nippon Yusen Kabushiki Kaisha (Marine)	1,735
113,300	NIPRO Corp. (Health Care Equipment & Supplies)	976
1,508,879	Nissan Motor Co. Ltd. (Automobiles)	13,162
42,502	NKSJ Holdings, Inc. (Insurance)	1,069
28,200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	483
148,200	North Pacific Bank Ltd. (Banks)	572
72,000	NSK Ltd. (Machinery)	850
47,790	NTT Data Corp. (IT Consulting & Other Services)	1,781
374,800	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	5,459
397,090	Oji Paper Co. Ltd. (Paper & Forest Products)	1,421
175,000	Olympus Corp. (Health Care Equipment & Supplies) (a)	6,131
40,800	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,826
12,900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,142
38,200	Oracle Corp. Japan (Software)	1,557
48,700	ORIX Corp. (Diversified Financial Services)	613
236,477	Osaka Gas Co. Ltd. (Gas Utilities)	883
20,500	Otsuka Corp. (IT Consulting & Other Services)	650
181,681	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	5,448
165,500	Panasonic Corp. (Household Durables)	1,950
50,300	Park24 Co. Ltd. (Commercial Services & Supplies)	741
35,500	Recruit Holdings Co. Ltd. (Professional Services) (a)(b)	1,020
483,985	Resona Holdings, Inc. (Banks)	2,445
305,700	Ricoh Co. Ltd. (Office Electronics)	3,091
9,100	Rinnai Corp. (Household Durables)	612
15,900	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals)	199
12,100	Ryohin Keikaku Co. (Multiline Retail)	1,492
27,004	Sankyo Co. Ltd. (Leisure Products)	927
207,457	Sekisui Chemical Co. Ltd. (Household Durables)	2,496
267,265	Sekisui House Ltd. (Household Durables)	3,517

Shares	Security Description	Value (000)
	Japan (continued)
5,600	Shimano, Inc. (Leisure Products)	$725
52,500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,418
60,900	SHOWA Corp. (Auto Components)	563
89,400	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels) ˆ	881
5,000	SMC Corp. (Machinery)	1,311
119,810	SoftBank Corp. (Wireless Telecommunication Services)	7,133
458,400	Sojitz Corp. (Trading Companies & Distributors)	640
18,800	Sony Financial Holdings, Inc. (Life & Health Insurance)	277
686,000	Sumitomo Chemical Co. Ltd. (Chemicals)	2,701
561,600	Sumitomo Corp. (Trading Companies & Distributors)	5,769
242,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	3,609
478,123	Sumitomo Mitsui Financial Group, Inc. (Banks)	17,289
913,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	3,498
238,531	Sumitomo Rubber Industries Ltd. (Auto Components)	3,547
24,100	Sysmex Corp. (Health Care Equipment & Supplies)	1,070
49,300	T&D Holdings, Inc. (Life & Health Insurance)	591
390,585	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	16,171
108,000	Takuma Co. Ltd. (Machinery)	717
32,000	The Chugoku Electric Power Co., Inc. (Electric Utilities)	418
193,000	The San-in Godo Bank Ltd. (Banks)	1,451
102,000	The Yokohama Rubber Co. Ltd. (Auto Components)	929
85,225	Tokio Marine Holdings, Inc. (Insurance)	2,768
142,135	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	1,214
273,545	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	1,778
122,000	TOTO Ltd. (Building Products)	1,419
31,481	Toyoda Gosei Co. Ltd. (Auto Components)	633
814,800	Toyota Motor Corp. (Automobiles)	50,784
98,300	Toyota Tsusho Corp. (Trading Companies & Distributors)	2,284
94,000	Trend Micro, Inc. (Software) ˆ	2,598
24,300	Unicharm Corp. (Household Products)	583
559	United Urban Investment Corp. (Real Estate Investment Trusts)	880
110,100	USS Co. Ltd. (Specialty Retail)	1,692
156,368	West Japan Railway Co. (Road & Rail)	7,394
715,900	Yahoo Japan Corp. (Internet Software & Services)	2,567
11,900	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	236
		538,182

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jersey — 0.41%
468,495	Glencore International PLC (Metals & Mining)	$2,162
42,567	Petrofac Ltd. (Energy Equipment & Services)	464
52,560	Shire PLC (Pharmaceuticals)	3,726
28,158	Wolseley PLC (Trading Companies & Distributors)	1,610
186,976	WPP PLC (Media)	3,887
		11,849
	Korea, Republic Of — 0.00%
783	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	57
	Luxembourg — 0.38%
72,658	GAGFAH SA (Real Estate Management & Development) (a)	1,622
13,543	RTL Group (Media)	1,291
218,347	SES – FDR, Class – A (Media)	7,851
		10,764
	Malaysia — 0.23%
71,000	Airasia Berhad (Airlines)	55
51,700	Alliance Financial Group Berhad (Banks)	70
85,400	AMMB Holdings Berhad (Banks)	160
82,100	Astro Malaysia Holdings Berhad (Media)	71
123,700	Axiata Group Berhad (Wireless Telecommunication Services)	249
38,372	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	38
6,700	British American Tobacco Malaysia Berhad (Tobacco)	124
86,400	Bumi Armada Berhad (Energy Equipment & Services)	27
233,000	CIMB Group Holdings Berhad (Banks)	370
162,488	Dialog Group Berhad (Construction & Engineering)	70
159,100	DiGi.Com Berhad (Wireless Telecommunication Services)	281
70,200	Felda Global Ventures Holdings Berhad (Food Products)	44
90,300	Gamuda Berhad (Construction & Engineering)	130
105,600	Genting Berhad (Hotels, Restaurants & Leisure)	268
151,600	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	176
13,800	Genting Plantations Berhad (Food Products)	39
26,200	Hong Leong Bank Berhad (Banks)	105
11,700	Hong Leong Financial Group Berhad (Banks)	55
120,100	Ihh Healthcare Berhad (Health Care Providers & Services)	165
55,500	IJM Corp. Berhad (Construction & Engineering)	104
137,300	IOI Corp. Berhad (Food Products)	189

Shares	Security Description	Value (000)
	Malaysia (continued)
71,600	IOI Properties Group Berhad (Real Estate Management & Development)	$50
24,500	Kuala Lumpur Kepong Berhad (Food Products)	160
20,800	Lafarge Malayan Cement Berhad (Construction Materials)	58
220,100	Malayan Banking Berhad (Banks)	577
28,400	Malaysia Airports holdings Berhad (Transportation Infrastructure)	55
100,000	Maxis Berhad (Wireless Telecommunication Services)	195
56,300	MISC Berhad (Marine)	116
137,400	Petronas Chemicals Group Berhad (Chemicals)	214
12,400	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	61
29,000	Petronas Gas Berhad (Gas Utilities)	184
23,800	PPB Group Berhad (Food Products)	97
129,740	Public Bank Berhad (Banks)	677
20,800	RHB Capital Berhad (Banks)	45
172,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	114
138,800	Sime Darby Berhad (Industrial Conglomerates)	365
50,300	Telekom Malaysia Berhad (Diversified Telecommunication Services)	99
140,800	Tenega Nasional Berhad (Electric Utilities)	555
80,900	UEM Sunrise Berhad (Real Estate Management & Development)	32
28,500	UMW Holdings Berhad (Automobiles)	90
216,100	YTL Corp. Berhad (Multi-Utilities)	98
75,600	YTL Power International Berhad (Multi-Utilities)	32
		6,664
	Malta — 0.00%
16,382	Brait SE (Diversified Financial Services)	111
	Mexico — 0.46%
140,800	Alfa SAB de CV, Class – A (Industrial Conglomerates) (a)	314
1,667,300	America Movil SAB de CV (Wireless Telecommunication Services)	1,854
17,100	Arca Continental SAB de CV (Beverages) (a)	108
18,100	Cemex SAB de CV, ADR (Construction Materials) (a)	184
578,376	Cemex SAB de CV (Construction Materials) (a)	590
19,900	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	171
58,100	Compartamos SAB de CV (Consumer Finance) (a)	117
21,700	Controladora Comercial Mexicana SAB de C.V (Food & Staples Retailing)	77
9,600	El Puerto de Liverpool SAB de CV, Class – C1 (Multiline Retail) (a)	96

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico (continued)
108,500	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	$320
94,300	Fomento Economico Mexicano SAB de CV (Beverages) (a)	837
42,400	Genomma Lab Internacional SAB de CV, B Shares (Pharmaceuticals) (a)	81
7,900	Gruma, S.A.B de CV, Class – B (Food Products)	84
16,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	101
10,800	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure) (a)	143
80,900	Grupo Bimbo SAB de CV (Food Products) (a)	223
28,800	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	142
19,100	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing) (a)	55
119,100	Grupo Financiero Banorte SAB de CV (Banks)	656
114,300	Grupo Financiero Inbursa, SAB de CV, Class – O (Banks)	295
86,500	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)	181
16,500	Grupo Lala SAB de CV (Food Products) (a)	32
188,900	Grupo Mexico SAB de CV, Series B (Metals & Mining)	548
113,336	Grupo Televisa SA, ADR (Media)	3,860
128,300	Grupo Televisa SAB de CV (Media) (a)	875
6,380	Industrias Penoles SAB de CV (Metals & Mining)	125
75,300	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	164
47,200	Mexichem SAB de CV (Chemicals) (a)	143
35,000	Minera Frisco SAB de CV, Class – A1 (Metals & Mining) (a)	51
30,200	Ohl Mexico SAB de CV (Transportation Infrastructure) (a)	56
12,700	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering) (a)	153
255,200	Wal-Mart de Mexico SAB de CV, Series V (Food & Staples Retailing)	548
		13,184
	Netherlands — 3.25%
80,839	AEGON NV (Insurance)	608
14,400	Aercap Holdings NV (Aerospace & Defense) (a)	559
13,400	AerCap Holdings NV (Trading Companies & Distributors) (a)	520
162,601	Akzo Nobel NV (Chemicals)	11,249
126,414	ASML Holding NV (Semiconductors & Semiconductor Equipment)	13,658
13,219	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	1,425

Shares	Security Description	Value (000)
	Netherlands (continued)
4,863	Corio NV (Real Estate Investment Trusts)	$238
9,769	Delta Lloyd NV (Insurance)	215
80,512	European Aeronautic Defence & Space Co. (Aerospace & Defense)	3,980
7,048	Fugro NV (Energy Equipment & Services)	146
38,237	Gemalto NV (Software) ˆ	3,120
65,473	ING Groep NV (Banks) (a)	846
309,418	Koninklijke Ahold NV (Food & Staples Retailing)	5,499
13,704	Koninklijke Boskalis Westminster NV (Construction & Engineering)	750
83,615	Koninklijke DSM NV (Chemicals)	5,099
195,998	Koninklijke Philips Electronics NV (Industrial Conglomerates)	5,681
46,841	NN Group NV (Insurance) (a)	1,398
17,403	Randstad Holding NV (Professional Services)	837
444,474	Reed Elsevier NV (Media)	10,613
425,725	TNT NV (Air Freight & Logistics) (a)	1,582
579,522	Unilever NV (Food Products)	22,666
53,545	Wolters Kluwer NV (Media)	1,634
43,500	Yandex NV (Internet Software & Services) (a)	781
		93,104
	New Zealand — 0.06%
118,896	Auckland International Airport Ltd. (Transportation Infrastructure)	391
196,200	Infratil Ltd. (Electric Utilities)	459
397,133	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	962
		1,812
	Norway — 0.75%
138,833	DNB ASA (Banks)	2,049
20,233	Gjensidige Forsikring ASA (Insurance)	330
314,241	Orkla ASA (Food Products)	2,141
670,140	Statoil ASA (Oil, Gas & Consumable Fuels)	11,808
254,682	Telenor ASA (Diversified Telecommunication Services)	5,155
		21,483
	Papua New Guinea — 0.09%
394,390	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	2,528
	Peru — 0.02%
9,800	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	94
3,300	Credicorp Ltd. (Banks)	528
		622
	Philippines — 0.08%
100,830	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	118
68,900	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	66

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines (continued)
106,000	Alliance Global Group, Inc. (Industrial Conglomerates)	$53
8,270	Ayala Corp. (Diversified Financial Services)	128
315,000	Ayala Land, Inc. (Real Estate Management & Development)	235
40,520	Bank of the Philippine Islands (Banks)	85
74,180	BDO Unibank, Inc. (Banks)	182
205,000	DMCI Holdings, Inc. (Industrial Conglomerates)	72
433,700	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	78
1,850	Globe Telecom, Inc. (Wireless Telecommunication Services)	71
26,590	International Container Terminal Services, Inc. (Transportation Infrastructure)	68
125,900	JG Summit Holdings, Inc. (Industrial Conglomerates)	183
21,880	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	105
356,000	Megaworld Corp. (Real Estate Management & Development)	37
569,000	Metro Pacific Investments Corp. (Diversified Financial Services)	58
15,310	Metropolitan Bank & Trust Co. (Banks)	28
4,365	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	282
7,340	SM Investments Corp. (Industrial Conglomerates)	132
518,400	SM Prime Holdings, Inc. (Real Estate Management & Development)	196
44,920	Universal Robina Corp. (Food Products)	196
		2,373
	Poland — 0.10%
1,871	Alior Bank SA (Banks) (a)	41
1,729	Bank Handlowy w Warszawie SA (Banks)	52
23,377	Bank Millennium SA (Banks)	55
6,324	Bank Pekao SA (Banks)	318
1,447	Bank Zachodni WBK SA (Banks)	153
1,239	CCC SA (Textiles, Apparel & Luxury Goods)	47
9,564	Cyfrowy Polsat SA (Media)	63
11,685	Enea SA (Electric Utilities)	50
5,866	Energa SA (Electric Utilities)	38
3,916	Eurocash SA (Food & Staples Retailing)	42
65,374	Getin Nobel Bank SA (Banks) (a)	40
2,212	Grupa Azoty SA (Chemicals)	39
3,961	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	29
6,736	KGHM Polska Miedz SA (Metals & Mining)	206
37	LPP SA (Textiles, Apparel & Luxury Goods)	75
776	mBank SA (Banks)	109
38,252	PGE SA (Electric Utilities)	203

Shares	Security Description	Value (000)
	Poland (continued)
15,509	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	$212
92,662	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	116
45,633	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	458
2,886	Powszechny Zaklad Ubezpieczen SA (Insurance)	394
29,075	Synthos SA (Chemicals)	34
57,327	Tauron Polska Energia SA (Electric Utilities)	81
34,745	Telekomunikacja Polska SA (Diversified Telecommunication Services)	81
		2,936
	Portugal — 0.12%
852,283	EDP – Energias de Portugal SA (Electric Utilities)	3,304
	Qatar — 0.06%
4,735	Barwa Real Estate Co. (Real Estate Management & Development)	54
1,592	Doha Bank Qsc (Banks)	25
1,111	Gulf International Services QSC (Oil, Gas & Consumable Fuels)	30
7,744	Industries Qatar Q.S.C. (Industrial Conglomerates)	353
19,085	Masraf Al Rayan (Banks)	229
3,897	Ooredoo Qsc (Diversified Telecommunication Services)	131
1,310	Qatar Electricity & Water Co. (Multi-Utilities)	66
3,454	Qatar Islamic Bank (Banks)	95
9,012	Qatar National Bank (Banks)	523
2,536	The Commercial Bank of Qatar QSC (Banks)	47
16,753	Vodafone Qatar (Wireless Telecommunication Services)	74
		1,627
	Russia — 0.21%
86,500	ALROSA AO (Metals & Mining)	88
5,977,000	Federal Hydrogenerating Co. (Electric Utilities)	52
574,672	Gazprom OAO (Oil, Gas & Consumable Fuels)	1,236
11,221	LUKOIL OAO, ADR (Oil, Gas & Consumable Fuels)	430
24,794	LUKOIL OAO (Oil, Gas & Consumable Fuels)	899
12,525	Magnit OJSC, Registered Shares, GDR (Food & Staples Retailing)	566
4,602	MegaFon OAO, GDR (Wireless Telecommunication Services)	63
2,763	Mining and Metallurgical Co. Norilsk Nickel OJSC (Metals & Mining)	366
25,700	Mobile TeleSystems OJSC, ADR (Wireless Telecommunication Services)	184

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
4,502	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	$351
56,300	Rosneft Oil (Oil, Gas & Consumable Fuels)	180
40,080	Rostelecom OJSC (Diversified Telecommunication Services)	56
59,829	Sberbank of Russia, ADR (Banks)	232
515,590	Sberbank of Russia (Banks)	454
10,170	Severstal (Metals & Mining)	83
6,696	Sistema JSFC – Registered, GDR (Wireless Telecommunication Services)	35
344,600	Surgutneftegas (Oil, Gas & Consumable Fuels)	133
70,570	Tatneft, Class – S (Oil, Gas & Consumable Fuels)	265
65,820	Uralkali OJSC (Chemicals)	137
257,340,000	VTB Bank OJSC (Banks)	281
		6,091
	Singapore — 1.51%
789,000	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	1,416
786,909	CapitaCommercial Trust (Real Estate Investment Trusts)	1,039
936,000	CapitaMall Trust (Real Estate Investment Trusts)	1,438
1,166,000	ComfortDelGro Corp. Ltd. (Road & Rail)	2,282
104,521	DBS Group Holdings Ltd. (Banks)	1,619
3,407,907	Hutchison Port Holdings Trust (Transportation Infrastructure)	2,342
1,122,791	Keppel Corp. Ltd. (Industrial Conglomerates)	7,486
269,000	Keppel Land Ltd. (Real Estate Management & Development)	693
443,000	M1 Ltd./Singapore (Wireless Telecommunication Services)	1,205
277,897	Olam International Ltd. (Food & Staples Retailing)	422
347,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,162
1,161,000	SembCorp Marine Ltd. (Machinery) ˆ	2,849
155,399	Singapore Exchange Ltd. (Diversified Financial Services)	914
950,947	Singapore Press Holdings Ltd. (Media)	3,020
755,000	Singapore Tech Engineering (Aerospace & Defense)	1,933
3,452,110	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	10,135
233,000	StarHub Ltd. (Wireless Telecommunication Services)	728
915,180	Suntec REIT (Real Estate Investment Trusts)	1,354
1,414,011	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	1,282
		43,319

Shares	Security Description	Value (000)
	South Africa — 0.54%
76,767	African Bank Investments Ltd. (Diversified Financial Services) (a)(b)	$—
5,764	African Rainbow Minerals Ltd. (Metals & Mining)	59
2,458	Anglo Platinum Ltd. (Metals & Mining) (a)	72
19,886	AngloGold Ashanti Ltd. (Metals & Mining) (a)	174
16,639	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	581
1,828	Assore Ltd. (Metals & Mining)	23
16,448	Barclays Africa Group Ltd. (Banks)	257
9,687	Barloworld Ltd. (Trading Companies & Distributors)	80
15,019	Bidvest Group Ltd. (Industrial Conglomerates)	393
10,023	Coronation Fund Managers Ltd. (Capital Markets)	99
15,712	Discovery Ltd. (Insurance)	151
6,121	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	55
152,025	FirstRand Ltd. (Diversified Financial Services)	661
40,720	Gold Fields Ltd. (Metals & Mining)	184
107,581	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	256
26,246	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	172
9,054	Imperial Holdings Ltd. (Distributors)	144
12,100	Investec Ltd. (Capital Markets)	102
3,081	Kumba Iron Ore Ltd. (Metals & Mining)	64
6,319	Liberty Holdings Ltd. (Insurance)	67
48,976	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	181
4,562	Massmart Holdings Ltd. (Food & Staples Retailing)	56
19,941	Mediclinic International Ltd. (Health Care Providers & Services)	173
50,183	MMI Holdings Ltd. (Insurance)	130
22,395	Mr. Price Group Ltd. (Specialty Retail)	453
80,738	MTN Group Ltd. (Wireless Telecommunication Services)	1,538
26,423	Nampak Ltd. (Containers & Packaging)	99
22,084	Naspers Ltd. (Media)	2,860
9,852	Nedbank Group Ltd. (Banks)	211
43,525	Netcare Ltd. (Health Care Providers & Services)	142
10,672	Pick n Pay Stores Ltd. (Food & Staples Retailing)	48
23,176	PPC Ltd. (Construction Materials)	55
142,544	Redefine Properties Ltd. (Real Estate Management & Development)	132
23,613	Remgro Ltd. (Diversified Financial Services)	517
11,026	Resilient Property Income Fund Ltd. (Real Estate Investment Trusts)	80

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
32,328	RMB Holdings Ltd. (Diversified Financial Services)	$179
36,650	RMI Holdings Ltd. (Insurance)	130
7,680	Samsung Heavy Industries Co. Ltd. (Machinery)	139
88,061	Sanlam Ltd. (Insurance)	530
25,158	Sappi Ltd. (Paper & Forest Products) (a)	91
27,139	Sasol Ltd. (Oil, Gas & Consumable Fuels)	1,013
46,908	Shoprite Holdings Ltd. (Food & Staples Retailing)	680
59,327	Standard Bank Group Ltd. (Banks)	732
100,568	Steinhoff International Holdings Ltd. (Household Durables)	515
10,894	Telkom SA SOC Ltd. (Diversified Telecommunication Services) (a)	66
10,349	The Foschini Group Ltd. (Specialty Retail)	119
7,858	The Spar Group Ltd. (Food & Staples Retailing)	109
7,849	Tiger Brands Ltd. (Food Products)	249
18,810	Truworths International Ltd. (Specialty Retail)	125
8,980	Tsogo Sun Holdings Ltd. (Hotels Restaurants & Leisure)	23
17,719	Vodacom Group Ltd. (Wireless Telecommunication Services)	196
44,639	Woolworths Holdings Ltd. (Multiline Retail)	296
		15,461
	South Korea — 1.48%
158	Amorepacific Corp. (Personal Products) (a)	319
146	Amorepacific Group (Personal Products)	132
10,068	BS Financial Group, Inc. (Banks)	133
3,416	Celltrion, Inc. (Pharmaceuticals) ˆ(a)	120
3,920	Cheil Worldwide, Inc. (Media) (a)	61
369	CJ Cheiljedang Corp. (Food Products)	103
653	CJ Corp. (Industrial Conglomerates) (a)	92
269	CJ Korea Express Co. Ltd. (Road & Rail) (a)	48
2,810	Coway Co. Ltd. (Household Durables)	214
1,105	Daelim Industrial Co. Ltd. (Construction & Engineering)	66
5,480	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering) (a)	29
2,410	Daewoo International Corp. (Trading Companies & Distributors) (a)	69
8,960	Daewoo Securities Co. Ltd. (Capital Markets) (a)	79
4,980	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)	84
1,171	Daum Kakao Corp. (Internet Software & Services)	131
6,490	DGB Financial Group, Inc. (Banks)	67
2,223	Dongbu Insurance Co. Ltd. (Insurance)	111
338	Doosan Corp. (Industrial Conglomerates)	32

Shares	Security Description	Value (000)
	South Korea (continued)
2,510	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	$54
5,820	Doosan Infracore Co. Ltd. (Machinery) (a)	51
1,015	E-Mart Co. Ltd. (Food & Staples Retailing)	188
2,500	GS Engineering & Construction Corp. (Construction & Engineering) (a)	52
2,319	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	84
1,960	Halla Climate Control Corp. (Auto Components) (a)	86
14,020	Hana Financial Group, Inc. (Banks)	406
3,548	Hankook Tire Co. Ltd. (Auto Components)	169
4,700	Hanwha Chemical Corp. (Chemicals)	50
2,510	Hanwha Corp. (Chemicals)	71
758	Honam Petrochemical Corp. (Chemicals)	109
1,286	Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	107
27,810	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) (a)	1,189
1,093	Hyosung Corp. (Chemicals)	68
798	Hyundai Department Store (Multiline Retail)	89
2,980	Hyundai Development Co. (Construction & Engineering)	105
3,354	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	127
662	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	175
1,883	Hyundai Heavy Industries Co. Ltd. (Machinery)	196
3,340	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	79
3,690	Hyundai Merchant Marine Co. Ltd. (Marine) (a)	34
565	Hyundai Mipo Dockyard Co. (Machinery)	35
9,480	Hyundai Mobis Co. Ltd. (Automobiles)	2,028
33,397	Hyundai Motor Co. Ltd. (Automobiles)	5,102
3,384	Hyundai Steel Co. (Metals & Mining)	194
818	Hyundai Wia Corp. (Auto Components)	131
13,300	Industrial Bank of Korea (Banks)	170
1,600	Jinro Ltd. (Beverages)	34
4,900	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	135
18,608	KB Financial Group, Inc. (Banks)	608
239	KCC Corp. (Building Products)	113
12,924	Kia Motors Corp. (Automobiles)	614
2,060	Korea Aerospace Industries Ltd. (Aerospace & Defense)	74
12,680	Korea Electric Power Corp. (Electric Utilities)	489
1,516	Korea Gas Corp. (Gas Utilities) (a)	68
1,710	Korea Investment Holdings Co. Ltd. (Capital Markets)	75
772	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	56

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
11,210	Korea Life Insurance Co. Ltd. (Insurance)	$85
441	Korea Zinc Co. Ltd. (Metals & Mining)	161
1,580	Korean Air Lines Co. Ltd. (Airlines) (a)	68
2,930	KT Corp. (Diversified Telecommunication Services)	83
57,531	KT&G Corp. (Tobacco)	3,995
2,163	LG Chem Ltd. (Chemicals)	354
4,744	LG Corp. (Industrial Conglomerates)	263
11,440	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	347
5,219	LG Electronics, Inc. (Household Durables)	280
1,239	LG Household & Health Care Ltd. (Household Products)	702
632	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	64
9,660	LG UPlus Corp. (Diversified Telecommunication Services)	101
37	Lotte Confectionery Co. Ltd. (Food Products) (a)	60
575	Lotte Shopping Co. Ltd. (Multiline Retail)	142
732	LS Corp. (Electrical Equipment)	36
827	LS Industrial Systems Co. Ltd. (Electrical Equipment)	45
1,428	Mirae Asset Securities Co. Ltd. (Capital Markets)	56
2,111	Naver Corp. (Internet Software & Services)	1,352
810	NCsoft Corp. (Software)	133
769	OCI Co. Ltd. (Chemicals) (a)	54
183	Orion Corp. (Food Products)	169
2,434	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	52
3,140	POSCO (Metals & Mining)	791
880	S1 Corp. (Commercial Services & Supplies)	57
6,166	Samsung C&T Corp. (Trading Companies & Distributors)	345
1,530	Samsung Card Co. Ltd. (Consumer Finance)	62
2,826	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	140
6,661	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	8,008
1,316	Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	45
1,654	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	425
2,849	Samsung Life Insurance Co. Ltd. (Insurance)	302
2,624	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	274
1,267	Samsung SDS Co. Ltd. (IT Serices) (a)	338
2,770	Samsung Securities Co. Ltd. (Capital Markets)	111
20,940	Shinhan Financial Group Co. Ltd. (Banks)	842

Shares	Security Description	Value (000)
	South Korea (continued)
378	Shinsegae Co. Ltd. (Multiline Retail)	$62
1,027	SK C&C Co. Ltd. (IT Services)	199
1,257	SK Holdings Co. Ltd. (Industrial Conglomerates)	187
2,873	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	222
4,620	SK Networks Co. Ltd. (Trading Companies & Distributors) (a)	37
23,873	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	5,840
2,395	S-Oil Corp. (Oil, Gas & Consumable Fuels)	105
14,550	Woori Bank (Banks) (a)	132
6,560	Woori Investment & Securities Co. Ltd. (Capital Markets)	61
403	Yuhan Corp. (Pharmaceuticals) (a)	62
		42,554
	Spain — 2.56%
172,939	Abertis Infraestructuras SA (Transportation Infrastructure)	3,429
75,589	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	2,634
27,257	Amadeus It Holding SA (IT Services)	1,085
721,795	Banco Bilbao Vizcaya SA (Banks)	6,816
318,179	Banco de Sabadell SA (Banks)	842
2,054,940	Banco Santander SA (Banks)	17,244
156,300	CaixaBank SA (Banks)	819
8,717	Cemex Latam Holdings SA (Construction Materials) (a)	59
104,644	Corporacion Mapfre (Insurance)	354
21,707	Enagas (Gas Utilities)	685
278,040	Ferrovial SA (Construction & Engineering)	5,496
37,468	Gas Natural SDG SA (Gas Utilities)	941
28,506	Grifols SA, ADR (Biotechnology)	969
32,567	Grifols SA (Biotechnology)	1,299
8,500	Grifols SA, Class – B (Biotechnology)	287
545,068	Iberdrola SA (Electric Utilities)	3,674
11,196	Red Electrica Corporacion SA (Electric Utilities)	987
435,906	Repsol YPF SA (Oil, Gas & Consumable Fuels)	8,160
40,766	Tecnicas Reunidas SA (Energy Equipment & Services)	1,782
1,111,304	Telefonica SA (Diversified Telecommunication Services)	15,953
		73,515
	Sweden — 2.67%
60,176	Assa Abloy AB, Class – B (Building Products)	3,180
3,350	Autoliv, Inc. (Auto Components)	358
68,473	Electrolux AB, Series B (Household Durables)	2,002
102,396	Hennes & Mauritz AB, B Shares (Specialty Retail)	4,257
19,022	ICA Gruppen AB (Construction & Engineering)	741

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
30,408	Industrivarden AB, C Shares (Diversified Financial Services)	$528
3,748	Modern Times Group, B Shares (Media)	119
628,687	Nordea Bank AB (Banks)	7,283
882,729	Sandvik AB (Machinery)	8,589
491,218	Skandinaviska Enskilda Banken AB, Class – A (Banks)	6,242
247,662	Skanska AB, B Shares (Construction & Engineering)	5,321
327,805	SKF AB, B Shares (Machinery)	6,910
57,119	Svenska Handelsbanken AB, A Shares (Banks)	2,674
270,125	Swedbank AB, A Shares (Banks)	6,706
132,117	Tele2 AB, B Shares (Wireless Telecommunication Services)	1,602
985,855	TeliaSonera AB (Diversified Telecommunication Services)	6,343
1,269,707	Volvo AB, B Shares (Machinery)	13,700
		76,555
	Switzerland — 9.19%
1,653,938	ABB Ltd. – Registered (Electrical Equipment)	35,005
26,373	Actelion Ltd. – Registered (Biotechnology)	3,037
164,816	Adecco SA, Registered Shares (Human Resource & Employment Services)	11,333
11,496	Baloise Holding AG, Registered Shares (Insurance)	1,470
130,127	Clariant AG (Chemicals)	2,181
29,105	Compagnie Financiere Richemont SA – Registered (Textiles, Apparel & Luxury Goods)	2,581
85,311	Credit Suisse Group AG – Registered (Capital Markets)	2,144
13,075	DKSH Holding Ltd. (Professional Services)	996
7,673	Givaudan SA – Registered (Chemicals)	13,768
34,441	Holcim Ltd. – Registered (Construction Materials)	2,463
26,013	Julius Baer Group Ltd. (Capital Markets)	1,188
35,568	Kuehne & Nagel International (Marine)	4,833
772,781	Nestle SA (Food Products)	56,354
184,868	Novartis AG – Registered (Pharmaceuticals)	17,150
7,472	Pargesa Holding SA (Diversified Financial Services)	577
9,976	Partners Group Holding AG (Capital Markets)	2,903
103,097	Roche Holding AG – Genusscheine (Pharmaceuticals)	27,942
3,968	SGS SA – Registered (Professional Services)	8,105
4,417	Swiss Life Holding (Insurance)	1,044
27,072	Swiss Prime Site AG – Registered (Real Estate Management & Development)	1,988
85,184	Swiss Re AG (Insurance)	7,138
14,134	Swisscom AG – Registered (Diversified Telecommunication Services)	7,419

Shares	Security Description	Value (000)
	Switzerland (continued)
77,366	Syngenta AG, Registered Shares (Chemicals)	$24,893
2,503	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	1,112
3,580	The Swatch Group AG – Registered (Textiles, Apparel & Luxury Goods)	310
32,258	UBS AG – Registered (Capital Markets) ˆ	532
414,880	UBS Group AG (Capital Markets) (a)	7,134
56,114	Zurich Financial Services AG (Insurance)	17,541
		263,141
	Taiwan — 0.83%
134,000	Acer, Inc. (Technology Hardware, Storage & Peripherals) (a)	90
303,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	360
16,491	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	121
100,980	Asia Cement Corp. (Construction Materials)	124
90,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services)	50
34,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	371
412,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	209
32,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	247
389,100	Cathay Financial Holding Co. Ltd. (Insurance)	576
244,780	Chang Hwa Commercial Bank Ltd. (Banks)	140
82,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	192
27,135	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	76
88,000	China Airlines Ltd. (Airlines) (a)	40
660,000	China Development Financial Holding Corp. (Banks)	210
140,600	China Life Insurance Co. Ltd. (Insurance)	116
35,000	China Motor Corp. (Automobiles)	31
583,440	China Steel Corp. (Metals & Mining)	484
662,640	Chinatrust Financial Holding Co. Ltd. (Banks)	428
185,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	548
20,000	Clevo Co. (Technology Hardware, Storage & Peripherals)	31
218,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	152
32,000	CTCI Corp. (Construction & Engineering)	51
91,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	538
312,544	E.Sun Financial Holding Co. Ltd. (Banks)	194
8,320	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	84

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
44,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	$87
61,000	EVA Airways Corp. (Airlines) (a)	43
68,000	Evergreen Marine Corp. Ltd. (Marine) (a)	48
67,320	Far Eastern Department Stores Ltd. (Multiline Retail)	60
136,680	Far Eastern New Century Corp. (Industrial Conglomerates)	135
81,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	187
19,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	23
381,920	First Financial Holdings Co. Ltd. (Banks)	224
156,000	Formosa Chemicals & Fibre Corp. (Chemicals)	329
2,200	Formosa International Hotels Corp. (Hotels, Restaurants & Leisure)	23
58,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	126
195,000	Formosa Plastics Corp. (Chemicals)	444
41,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	40
45,150	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	121
319,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	508
14,000	Giant Manufacturing Co. Ltd. (Leisure Products)	124
2,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	100
24,000	Highwealth Construction Corp. (Real Estate Management & Development)	48
9,270	Hiwin Technologies Corp. (Machinery)	77
613,760	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,695
13,000	Hotai Motor Co. Ltd. (Specialty Retail)	195
31,000	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	138
316,220	Hua Nan Financial Holdings Co. Ltd., Class – C (Banks)	177
362,500	Innolux Corp. (Electronic Equipment, Instruments & Components)	175
113,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (a)	177
120,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	80
15,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	50
5,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	374
98,490	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	113

Shares	Security Description	Value (000)
	Taiwan (continued)
70,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	$1,018
491,000	Mega Financial Holding Co. Ltd. (Banks)	378
10,500	Merida Industry Co. Ltd. (Leisure Products)	71
227,000	Nan Ya Plastics Corp. (Chemicals)	468
28,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	156
76,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	174
7,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	48
106,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	128
28,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	48
29,000	President Chain Store Corp. (Food & Staples Retailing)	224
216,960	President Enterprises Corp. (Food Products)	343
41,000	Quanta Computer, Inc., GDR (Technology Hardware, Storage & Peripherals) (e)	514
128,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	319
19,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	60
24,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	80
33,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	52
27,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	57
10,400	ScinoPharm Taiwan Ltd. (Pharmaceuticals)	18
372,144	Shin Kong Financial Holding Co. Ltd. (Insurance)	105
141,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	212
15,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	74
333,218	SinoPac Financial Holdings Co. Ltd. (Banks)	137
17,440	Standard Foods Corp. (Food Products)	39
67,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	97
386,965	Taishin Financial Holding Co. Ltd. (Banks)	159
235,760	Taiwan Business Bank (Banks) (a)	68
160,000	Taiwan Cement Corp. (Construction Materials)	219
299,200	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	154
31,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	55
48,000	Taiwan Glass Industry Corp. (Building Products)	37

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
79,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	$261
12,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	269
1,191,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,247
96,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	91
12,000	Tpk Holding Co. Ltd. (Electronic Equipment, Instruments & Components)	71
10,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	31
23,100	TSRC Corp. (Chemicals)	25
18,000	U-Ming Marine Transport Corp. (Marine)	28
55,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	42
579,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	269
38,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	62
130,000	Walsin Lihwa Corp. (Electrical Equipment) (a)	41
123,423	Wistron Corp. (Technology Hardware, Storage & Peripherals)	111
76,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	88
53,000	Yang Ming Marine Transport (Marine) (a)	28
392,525	Yuanta Financial Holding Co. Ltd. (Capital Markets)	190
42,000	Yulon Motor Co. Ltd. (Automobiles)	61
		23,811
	Thailand — 0.16%
51,200	Advanced INFO Service Public Co. Ltd. (Wireless Telecommunication Services)	388
22,300	Airports of Thailand Public Co. Ltd., Foreign Registered Shares (Transportation Infrastructure)	190
27,300	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	160
163,000	Bangkok Dusit Medical Service Public Co. Ltd., Class – F (Health Care Providers & Services)	85
43,700	Banpu Public Co. Ltd., Foreign Registered Shares (Oil, Gas & Consumable Fuels)	33
44,200	BEC World Public Co. Ltd., Foreign Registered Shares (Media)	68
309,900	BTS Group Holdings Public Co. Ltd. (Road & Rail)	90
13,300	Bumrungrad Hospital Public Co. Ltd. (Health Care Providers & Services)	57

Shares	Security Description	Value (000)
	Thailand (continued)
71,200	Central Pattana Public Co. Ltd., Foreign Registered Shares (Real Estate Management & Development)	$98
118,400	Charoen Pokphand Foods Public Co. Ltd. (Food Products)	97
217,400	CP ALL Public Co. Ltd. (Food & Staples Retailing)	280
18,500	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	40
47,500	Energy Absolute Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	36
30,200	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	81
151,414	Home Product Center Public Co. Ltd., Foreign Registered Shares (Specialty Retail)	38
58,000	Indorama Ventures Public Co. Ltd. (Chemicals)	35
615,300	IRPC Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	57
90,300	Kasikornbank Public Co. Ltd. (Banks)	625
190,800	Krung Thai Bank Public Co. Ltd., Foreign Registered Shares (Banks)	131
69,600	Minor International Public Co. Ltd., Foreign Registered Shares (Hotels, Restaurants & Leisure)	68
68,600	PTT Exploration & Production Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	232
79,200	PTT Global Chemical Public Co. Ltd. (Chemicals)	123
70,300	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	690
76,600	Siam Commercial Bank Public Co. Ltd. (Banks)	422
46,700	Thai Oil Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	59
18,900	Thai Union Frozen Products Public Co. Ltd. - NVDR (Food Products)	52
18,300	The Siam Cement Public Co. Ltd. – NVDR (Construction Materials)	248
764,400	TMB Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	68
392,510	True Corp. Public Co. Ltd. – Foreign Registered Shares (Diversified Telecommunication Services) (a)	131
		4,682
	Turkey — 0.12%
88,871	Akbank TAS (Banks)	329
10,714	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages) (a)	104
12,316	Arcelik A/S (Household Durables)	79
10,187	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	218
3,350	Coca-Cola Icecek A/S (Beverages)	73

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
90,465	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	$107
21,338	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	48
73,718	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	140
3,776	Ford Otomotiv Sanayi A/S (Automobiles)	52
42,541	Haci OMER Sabanci Holding (Diversified Financial Services)	185
32,650	KOC Holdings A/S (Industrial Conglomerates)	174
11,340	Petkim Petrokimya Holding AS (Chemicals)	19
8,803	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	72
6,835	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	47
5,823	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	138
28,677	Turk Hava Yollari Anonim Ortakligi (Airlines) (a)	118
23,244	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	72
42,451	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services) (a)	259
112,319	Turkiye Garanti Bankasi A/S (Banks)	452
30,116	Turkiye Halk Bankasi A/S (Banks)	179
75,852	Turkiye Is Bankasi A/S, C Shares (Banks)	218
28,042	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	44
40,653	Turkiye Vakiflar Bankasi TAO, Class – D (Banks)	85
7,460	Ulker Biskuvi Sanayi A/S (Food Products)	59
39,061	Yapi ve Kredi Bankasi AS (Banks)	81
		3,352
	United Arab Emirates — 0.04%
97,877	Arabtec Holding Co. (Construction & Engineering)	76
14,902	Dp World Ltd. (Transportation Infrastructure)	311
289,594	Dubai Financial Market (Diversified Financial Services)	153
94,227	Dubai Islamic Bank (Banks)	173
213,798	Emaar Properties PJSC (Real Estate Management & Development)	412
		1,125
	United Kingdom — 18.83%
380,900	AA PLC (Commercial Services & Supplies) (a)	2,078
241,075	Aberdeen Asset Management PLC (Capital Markets)	1,611
51,062	Admiral Group PLC (Insurance)	1,047
162,152	AMEC PLC (Energy Equipment & Services)	2,142
786,017	Anglo American PLC (Metals & Mining)	14,543
175,119	Antofagasta PLC (Metals & Mining)	2,040

Shares	Security Description	Value (000)
	United Kingdom (continued)
53,300	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	$818
5,200	Associated British Foods PLC (Food Products)	254
514,980	AstraZeneca PLC (Pharmaceuticals)	36,369
592,180	Aviva PLC (Insurance)	4,449
74,490	Babcock Int’l Group PLC (Commercial Services & Supplies)	1,220
1,433,445	BAE Systems PLC (Aerospace & Defense)	10,482
397,307	Balfour Beatty PLC (Construction & Engineering)	1,313
1,214,734	Barclays PLC (Banks)	4,566
101,120	Bellway PLC (Household Durables)	3,032
253,654	BG Group PLC (Oil, Gas & Consumable Fuels)	3,394
893,416	BHP Billiton PLC (Metals & Mining)	19,145
3,716,036	BP PLC (Oil, Gas & Consumable Fuels)	23,584
627,066	British American Tobacco PLC (Tobacco)	33,978
201,221	British Land Co. PLC (Real Estate Investment Trusts)	2,427
285,574	British Sky Broadcasting Group PLC (Media)	3,985
994,941	BT Group PLC (Diversified Telecommunication Services)	6,188
185,740	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	960
81,910	Carnival PLC (Hotels, Restaurants & Leisure)	3,701
1,688,336	Centrica PLC (Multi-Utilities)	7,312
79,311	Croda International PLC (Chemicals)	3,273
48,600	CSR PLC (Semiconductors & Semiconductor Equipment)	645
6,617	Diageo PLC (Beverages)	190
156,879	Direct Line Insurance Group (Insurance)	710
16,000	Ensco PLC, ADR (Energy Equipment & Services)	479
34,800	Fidessa Group PLC (Software)	1,296
1,304,222	GlaxoSmithKline PLC (Pharmaceuticals)	27,977
159,930	Grainger PLC (Real Estate Management & Development)	466
27,868	Greene King PLC (Hotels, Restaurants & Leisure)	322
335,091	Home Retail Group PLC (Internet & Catalog Retail)	1,080
297,653	Howden Joinery Group PLC (Specialty Retail)	1,857
2,866,772	HSBC Holdings PLC (Banks)	27,087
510,596	HSBC Holdings PLC (HK) (Banks)	4,856
90,709	ICAP PLC (Capital Markets)	635
29,567	IMI PLC (Machinery)	578
481,083	Imperial Tobacco Group PLC (Tobacco)	21,174
19,369	Indivior PLC (Pharmaceuticals) (a)	45
100,684	Inmarsat PLC (Diversified Telecommunication Services)	1,248

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
57,459	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	$2,312
601,775	International Consolidated Airlines Group SA (Airlines) (a)	4,530
1,017,838	J Sainsbury PLC (Food & Staples Retailing) ˆ	3,886
45,964	John Wood Group PLC (Energy Equipment & Services)	425
95,591	Johnson Matthey PLC (Chemicals)	5,029
438,367	Kingfisher PLC (Specialty Retail)	2,317
647,803	Legal & General Group PLC (Insurance)	2,501
119,632	Liberty Global PLC, Class – A (Media) (a)	6,006
145,654	Liberty Global PLC, Series C (Media) (a)	7,036
7,194,872	Lloyds Banking Group PLC (Banks) (a)	8,462
782,282	Marks & Spencer Group PLC (Multiline Retail)	5,792
144,538	Meggitt PLC (Aerospace & Defense)	1,163
191,465	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	1,185
402,286	Michael Page International PLC (Professional Services)	2,565
40,010	Micro Focus International PLC (Software)	673
442,351	National Grid PLC (Multi-Utilities)	6,276
10,725	Next PLC (Multiline Retail)	1,137
448,044	Ocado Group PLC (Internet & Catalog Retail) (a)	2,773
512,852	Old Mutual PLC (Insurance)	1,511
122,702	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	270
342,829	Pearson PLC (Media)	6,331
132,788	Persimmon PLC (Household Durables)	3,243
78,425	Provident Financial PLC (Consumer Finance)	2,993
355,019	Prudential PLC (Insurance)	8,207
19,369	RecKitt Benckiser Group PLC (Household Products)	1,569
592,216	Rentokil Initial PLC (Commercial Services & Supplies)	1,115
158,306	Resolution Ltd. (Insurance)	899
547,090	Rexam PLC (Containers & Packaging)	3,851
788,159	Rio Tinto PLC (Metals & Mining)	36,327
230,289	Rolls-Royce Holdings PLC (Aerospace & Defense)	3,093
681,683	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	22,746
628,067	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	21,698
228,029	RSA Insurance Group PLC (Insurance) (a)	1,539
91,219	SABMiller PLC (Beverages)	4,754
50,588	Saga PLC (Insurance) ˆ(a)	121
160,493	SEGRO PLC (Real Estate Investment Trusts)	919
25,648	Severn Trent PLC (Water Utilities)	800
107,077	SSE PLC (Electric Utilities)	2,705
258,086	Standard Chartered PLC (Banks)	3,859
258,328	Standard Life PLC (Insurance)	1,600

Shares	Security Description	Value (000)
	United Kingdom (continued)
194,930	Tate & Lyle PLC (Food Products)	$1,826
3,615,571	Tesco PLC (Food & Staples Retailing)	10,541
458,171	The Sage Group PLC (Software)	3,309
932,844	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	1,846
104,148	Tullow Oil PLC (Oil, Gas & Consumable Fuels)	671
170,189	Ubm PLC (Media)	1,272
78,658	Unilever PLC (Food Products)	3,196
78,174	United Utilities Group PLC (Water Utilities)	1,110
8,844,734	Vodafone Group PLC (Wireless Telecommunication Services)	30,322
30,168	WH Smith PLC (Specialty Retail)	631
596,306	William Hill PLC (Hotels Restaurants & Leisure)	3,350
988,313	William Morrison Supermarkets PLC (Food & Staples Retailing)	2,820
		539,668
	United States — 0.11%
57,589	Cognizant Technology Solutions Corp. (IT Services) (a)	3,032
8,500	Southern Copper Corp. (Metals & Mining)	240
		3,272
	Total Common Stocks	2,788,141
	Preferred Stocks — 0.55%
	Brazil — 0.16%
5,300	AES Tiete SA – Preferred (Independent Power and Renewable Electricity Producers)	36
103,600	Banco Bradesco SA – Preferred (Banks)	1,366
10,100	Banco do Estado do Rio Grande do Sul SA – Preferred, B Shares (Banks)	55
11,800	Bradespar SA – Preferred (Metals & Mining)	64
8,800	Braskem SA – Preferred, Class – A (Chemicals)	58
11,900	Centrais Eletricas Brasileiras SA – Preferred, B Shares (Electric Utilities)	37
36,900	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	182
8,700	Companhia Energetica de Sao Paulo – Preferred, B Shares (Independent Power and Renewable Electricity Producers)	88
5,100	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	69
41,600	Gerdau SA – Preferred (Metals & Mining)	150
157,210	Itausa – Investimentos Itau SA – Preferred (Banks)	556
23,825	Lojas Americanas SA – Preferred (Multiline Retail)	155
12,200	Metalurgica Gerdau SA – Preferred (Metals & Mining)	52

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stocks (continued)
	Brazil (continued)
13,640	Oi SA – Preferred (Diversified Telecommunication Services) (a)	$44
201,500	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	760
15,700	Suzano Papel e Celulose SA – Preferred, Class – A (Paper & Forest Products)	66
14,500	Telefonica Brasil SA – Preferred (Diversified Telecommunication Services)	256
20,000	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Metals & Mining) (a)	38
91,500	Vale SA – Preferred (Metals & Mining)	662
		4,694
	Chile — 0.01%
13,354	Embotelladora Andina SA – Preferred, B Shares (Beverages)	38
4,452	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	108
		146
	Colombia — 0.02%
21,339	Bancolombia SA – Preferred (Banks)	258
6,064	Grupo Argos SA – Preferred (Construction Materials)	51
161,668	Grupo Aval Acciones y Valores SA – Preferred (Banks)	87
4,778	Grupo de Inversiones Suramericana – Preferred (Diversified Financial Services)	79
		475
	Germany — 0.30%
18,968	Bayerische Motoren Werke AG – Preferred (Automobiles)	1,549
27,814	Henkel AG & Co. KGaA – Preferred (Household Products)	2,996
53,511	Porsche Automobil Holding SE – Preferred (Automobile Manufacturers)	4,327
		8,872
	Russia — 0.01%
75	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	155
53,900	Sberbank of Russia – Preferred (Banks)	33
335,200	Surgutneftegas – Preferred (Oil, Gas & Consumable Fuels)	159
		347
	South Korea — 0.05%
1,944	Hyundai Motor Co. Ltd. – Preferred (Automobiles) (a)	236
1,224	Hyundai Motor Co. Ltd. – Preferred (Automobiles) (a)	140
386	LG Chem Ltd. – Preferred (Chemicals)	49

Shares or Principal Amount (000)	Security Description	Value (000)
	South Korea (continued)
978	Samsung Electronics Co. Ltd. – Preferred (Semiconductors & Semiconductor Equipment)	$921
		1,346
	Total Preferred Stocks	15,880
	Warrant — 0.00%
	Singapore — 0.00%
80,602	Olam International Ltd. (Food & Staples Retailing) (a)	30
	Total Warrant	30
	Rights — 0.00%
	Russia — 0.00%
56,600	The Moscow Exchange Micex (Diversified Financial Services) (a)	56
	South Korea — 0.00%
1,356	DGB Financial Group, Inc. (Banks) (a)	1
	Taiwan — 0.00%
8,984	EVA Airways Corp. (Airlines) (a)	1
	Total Rights	58
	U.S. Treasury Obligations — 0.00%
$20	U.S. Treasury Bill, 0.02%, 3/12/15 (c)	20
35	U.S. Treasury Bill, 0.07%, 6/4/15 (c)	35
	Total U.S. Treasury Obligations	55
	Time Deposit — 0.96%
27,434	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/15	27,434
	Total Time Deposit	27,434
	Mutual Funds — 0.78%
7,184,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (d)	7,184
437,777	iShares MSCI India ETF	13,173
273,000	SSgA Treasury Money Market Fund	273
1,875,000	SSgA U.S. Government Money Market Fund	1,875
	Total Mutual Funds	22,505
	Repurchase Agreement — 0.17%
5,000	Jefferies LLC, 0.12%, 1/2/15 (Purchased on 12/31/14, proceeds at maturity $5,000,033 collateralized by U.S. Treasury Obligations, 0.01% – 2.53%, 2/12/15 – 11/15/40 fair value $5,358,681) ˆˆ	5,000
	Total Repurchase Agreement	5,000
	Total Investments (cost $2,747,319) — 99.70%	2,859,103
	Other assets in excess of liabilities — 0.30%	8,473
	Net Assets — 100.00%	$2,867,576

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

ˆ	All or part of this security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014, was $13,029 (amount in thousands).
ˆˆ	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2014.
(a)	Represents non-income producing security.
(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.
(c)	The rate disclosed represents effective yield at purchase.
(d)	The rate disclosed is the rate in effect on December 31, 2014.
(e)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management LLC	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	Mellon Capital Management Corp. – Emerging	Total
Common Stocks	7.41%	57.77%	8.58%	7.54%	10.22%	5.72%	97.24%
Preferred Stocks	0.10%	0.20%	—	—	—	0.25%	0.55%
Time Deposit	0.11%	—	0.47%	0.38%	—	—	0.96%
Mutual Fund	—	0.25%	—	—	0.06%	0.47%	0.78%
Repurchase Agreement	—	0.08%	0.06%	0.01%	0.01%	0.01%	0.17%
Other Assets (Liablities)	0.04%	0.23%	-0.03%	0.04%	0.01%	0.01%	0.30%
Total Net Assets	7.66%	58.53%	9.08%	7.97%	10.30%	6.46%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2014.

Long Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
18	Mini MSCI Emerging Markets Index Future	$862	3/20/15	$24
	Net Unrealized Appreciation/(Depreciation)			$24

Amounts designated as “—” are $0 or have been rounded to $0.

ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/14 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
14,334,724	Japanese Yen	Credit Suisse	1/6/15	$119	$120	$1
7,284,927	Japanese Yen	Citibank	1/5/15	61	61	—
10,587,306	Japanese Yen	JPMorgan Chase	1/7/15	88	88	—
1,632,670,000	Korean Won	Citibank	1/8/15	1,509	1,486	(23)
952,586	Swedish Krona	Deutsche Bank	1/5/15	123	122	(1)
	Total Currencies Purchased			$1,900	$1,877	$(23)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/14 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
6,970	British Pound Sterling	Barclays Bank	1/5/15	$11	$11	$—
51,297	British Pound Sterling	Bank of New York	1/5/15	80	80	—
1,037,000	Euro	UBS Warbrug	1/13/15	1,288	1,255	33
15,377,010	Japanese Yen	Deutsche Bank	1/6/15	127	128	(1)
12,206,521	Japanese Yen	JPMorgan Chase	1/5/15	101	102	(1)
4,311,885	Japanese Yen	Citigroup	1/7/15	36	36	—
1,632,670,000	Korean Won	Citibank	1/8/15	1,465	1,485	(20)
	Total Currencies Sold			$3,108	$3,097	$11
	Net Unrealized/Appreciation(Depreciation)					$(12)

Amounts designated as “—” are $0 or has been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.65%
	Bermuda — 1.36%
13,370,113	Cosco Pacific Ltd. (Transportation Infrastructure)	$18,938
34,969,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	5,112
		24,050
	Brazil — 6.51%
797,400	Ambev SA (Beverages)	4,906
4,200	Banco Bradesco SA (Banks)	54
159,947	Banco do Brasil SA (Banks)	1,431
3,828	Banco Santander Brasil SA (Banks)	19
1,642,600	BM&FBOVESPA SA (Diversified Financial Services)	6,089
967,500	Brasil Insurance Participacoes e Adminstracao SA (Insurance) (a)	1,238
60,000	BRF SA (Food Products)	1,432
919,898	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Water Utilities)	5,786
408,400	Cia Hering (Specialty Retail)	3,112
1,327,134	Cia Vale Do Rio, ADR (Metals & Mining)	9,636
3,900	Cielo SA (IT Services)	61
1,123,600	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	4,677
1,359,800	Duratex SA (Paper Products)	4,109
2,028,247	EDP – Energias do Brasil SA (Electric Utilities)	6,846
1,326,690	Gerdau SA, ADR (Metals & Mining)	4,710
489,500	Grupo BTG Pactual SA (Capital Markets)	5,186
524,691	Itau Unibanco Holding SA, ADR (Banks)	6,826
739,203	Itau Unibanco Holding SA (Banks)	9,626
3,591,426	Magnesita Refratarios SA (Construction Materials) (a)	2,798
384,774	Oi SA, ADR (Diversified Telecommunication Services) ˆ(b)	1,227
2,178,391	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	15,902
610,600	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	2,204
340,550	Telefonica Brasil SA, ADR (Diversified Telecommunication Services)	6,021
585,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	4,151
824,300	Vale SA (Metals & Mining)	6,797
		114,844
	Cayman Islands — 1.54%
1,040,500	Kingboard Chemical Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,747
42,294,000	Parkson Retail Group Ltd. (Multiline Retail) (a)	10,509
1,035,100	Tencent Holdings Ltd. (Internet Software & Services)	14,978
		27,234

Shares	Security Description	Value (000)
	Chile — 1.78%
38,500	Banco de Credito e Inversiones SA (Banks)	$1,901
363,346	Cap SA (Metals & Mining)	1,607
4,930,761	Cencosud SA (Food & Staples Retailing)	12,312
196,078,972	CorpBanca SA (Banks)	2,357
745,594	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services) (a)	7,496
17,360,344	Enersis SA (Electric Utilities)	5,690
		31,363
	China — 16.85%
14,091,000	Agricultural Bank of China Ltd., H Shares (Banks)	7,088
2,156,000	Air China Ltd. (Airlines)	1,740
3,821,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials) ˆ	14,148
25,535,100	Bank of China Ltd., H Shares (Banks)	14,334
7,071,000	Bank of Communications Co. Ltd., H Shares (Banks)	6,575
3,857,500	Baoxin Auto Group Ltd. (Specialty Retail) ˆ	2,220
11,932,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure) (a)	9,513
7,716,000	China CITIC Bank Corp. Ltd., H Shares (Banks)	6,152
23,486,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services) (a)	10,983
53,732,350	China Construction Bank Corp., H Shares (Banks)	43,893
9,306,000	China Everbright Bank Co. Ltd., H Shares (Banks)	5,042
4,053,000	China Life Insurance Co. Ltd., H Shares (Insurance)	15,881
3,113,500	China Merchants Bank Co. Ltd., H Shares (Banks)	7,773
4,879,900	China Minsheng Banking Corp. Ltd., H Shares (Banks)	6,380
139,270	China Mobile Ltd., ADR (Wireless Telecommunication Services)	8,192
5,534,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	5,339
16,800	China Pacific Insurance Group Co. Ltd. (Insurance)	85
10,797,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	8,746
3,122,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	3,965
2,360,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	6,966
10,584,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	6,139
8,038,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	4,987
166,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	90

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
2,816,000	Dongfang Electric Corp. Ltd., H Shares (Electrical Equipment) ˆ	$5,158
22,629,200	Global Bio-Chem Technology Group Co. Ltd. (Food Products) (a)(b)	721
7,185,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	6,497
51,056,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	37,286
3,702,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	4,408
915,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	1,562
13,263,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing) ˆ(a)(b)	6,635
3,848,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	4,272
1,536,500	Ping An Insurance Group Co. of China (Insurance)	15,560
2,211,000	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	1,488
3,880,500	Soho China Ltd. (Real Estate Management & Development)	2,737
1,716,000	Weichai Power Co. Ltd. (Machinery)	7,194
7,792,000	Wumart Stores, Inc., H Shares (Food & Staples Retailing) (a)	6,655
568,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	658
		297,062
	Colombia — 0.15%
2,136,636	Ecopetrol SA (Oil, Gas & Consumable Fuels)	1,872
198,500	Interconexion Electrica SA (Electric Utilities)	721
		2,593
	Egypt — 0.01%
98,243	Telecom Egypt Co. (Diversified Telecommunication Services)	162
	Greece — 0.24%
2,428,537	National Bank of Greece SA (Banks) (b)	4,262
	Hong Kong — 3.71%
1,683,500	China Mobile Ltd. (Wireless Telecommunication Services)	19,720
188,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	556
2,526,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	6,444
3,639,500	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	1,613
13,110,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	17,729
337	Evergrande Real Estate Group Ltd. (Real Estate Management & Development) ˆ	—
1,304,158	NWS Holdings Ltd. (Industrial Conglomerates)	2,392

Shares	Security Description	Value (000)
	Hong Kong (continued)
5,655,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates) (a)	$16,891
		65,345
	Hungary — 1.22%
71,600	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	3,146
769,285	OTP Bank Nyrt PLC (Banks)	11,107
533,746	Richter Gedeon Nyrt (Pharmaceuticals)	7,195
		21,448
	India — 8.69%
1,283,301	Bank of India (Commercial Banks)	6,091
952,559	Bharat Heavy Electricals Ltd. (Electrical Equipment)	3,980
286,700	Bharti Airtel Ltd. (Wireless Telecommunication Services)	1,594
999,370	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	3,809
271,000	Coal India Ltd. (Coal & Consumable Fuels)	1,642
222,800	GAIL India Ltd. (Gas Utilities)	1,564
23,832	Hindalco Industries Ltd. (Metals & Mining)	59
119,775	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	2,148
1,772,385	ICICI Bank Ltd. (Banks)	9,864
1,404,390	IDFC Ltd. (Diversified Financial Services)	3,477
7,902,651	India Cements Ltd. (Construction Materials) (a)(b)	10,623
182,944	Infosys Ltd. (IT Services)	5,678
114,765	ITC Ltd. (Tobacco)	669
117,129	Jubilant Life Sciences Ltd. (Pharmaceuticals)	225
348,800	LIC Housing Finance Ltd. (Thirfts & Mortgage Finance)	2,401
106,800	Mahindra & Mahindra Ltd. (Automobiles)	2,080
2,927,967	NMDC Ltd. (Metals & Mining)	6,720
2,790,041	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	6,345
652,790	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	3,513
386,324	Oriental Bank of Commerce (Banks)	2,064
2,763,126	Power Grid Corp. of India Ltd. (Electric Utilities)	6,024
1,261,850	Punjab National Bank (Banks)	4,343
1,732,015	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	24,358
11,540	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (c)	326
1,486,289	Rolta India Ltd. (IT Services)	2,194
22,594	Rural Electrification Corp. Ltd. (Diversified Financial Services)	119
1,275,700	Sesa Sterlite Ltd. (Metals & Mining)	4,309
91,938	Sesa Sterlite Ltd., ADR (Metals & Mining)	1,249
1,691,480	South Indian Bank Ltd. (Banks)	755
3,560,725	State Bank of India (Banks)	17,494

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
3,910,290	Steel Authority of India Ltd. (Metals & Mining)	$5,090
58,134	Tata Consultancy Services Ltd. (IT Services)	2,356
447,700	Tata Motors Ltd. (Automobiles)	3,502
546,200	Tata Power Co. Ltd. (Electric Utilities)	708
708,800	Tata Steel Ltd. (Metals & Mining)	4,465
162,300	Wipro Ltd. (IT Services)	1,410
		153,248
	Indonesia — 0.80%
1,788,700	PT Astra International Tbk (Automobiles)	1,067
488,800	PT Bank Central Asia Tbk (Banks)	519
2,603,700	PT Bank Danamon Indonesia Tbk (Banks)	948
2,566,700	PT Bank Negara Indonesia Persero Tbk (Banks)	1,258
524,500	PT Bank Rakyat Indonesia Persero Tbk (Banks)	493
9,419,500	PT Indofood Sukses Makmur Tbk (Food Products)	5,138
380,450	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	87
3,298,300	PT United Tractors Tbk (Machinery)	4,608
		14,118
	Jersey — 0.18%
29,828,000	West China Cement Ltd. (Construction Materials)	3,125
	Malaysia — 2.49%
3,014,100	AMMB Holdings Berhad (Banks)	5,663
9,605,288	CIMB Group Holdings Berhad (Banks)	15,252
1,805,100	Felda Global Ventures Holdings Berhad (Food Products)	1,122
276,600	Hong Leong Financial Group Berhad (Banks)	1,300
5,159,283	IOI Properties Group Berhad (Real Estate Management & Development)	3,560
2,491,814	Malayan Banking Berhad (Banks)	6,529
222,000	Public Bank Berhad (Banks)	1,160
1,418,800	RHB Capital Berhad (Banks)	3,093
118,300	Tenega Nasional Berhad (Electric Utilities)	466
8,311,500	YTL Corp. Berhad (Multi-Utilities)	3,781
4,841,400	YTL Power International Berhad (Multi-Utilities)	2,045
		43,971
	Mexico — 2.77%
2,429,600	Alpek SA de CV (Chemicals) (b)	3,110
5,885,900	America Movil SAB de CV (Wireless Telecommunication Services)	6,544
478,372	Arca Continental SAB de CV (Beverages) (b)	3,027
1,076,300	Cemex SAB de CV (Construction Materials) (b)	1,097
520,900	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	4,472

Shares	Security Description	Value (000)
	Mexico (continued)
2,632,900	Consorcio ARA SAB de CV (Household Durables) (b)	$1,158
807,390	Volaris Aviation Holding Company, ADR (Airlines) (a)(b)	7,283
469,500	Fomento Economico Mexicano SAB de CV (Beverages) (b)	4,166
728,337	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	4,578
782,500	Grupo Financiero Banorte SAB de CV (Banks)	4,308
539,000	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)	1,127
299,045	Grupo Mexico SAB de CV, Series B (Metals & Mining)	868
294,200	Grupo Televisa SAB de CV (Media) (b)	2,006
2,444,700	Ohl Mexico SAB de CV (Transportation Infrastructure) (b)	4,533
248,100	Wal-Mart de Mexico SAB de CV, Series V (Food & Staples Retailing)	534
		48,811
	Peru — 0.28%
506,100	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	4,838
400	Credicorp Ltd. (Banks)	64
		4,902
	Philippines — 0.14%
1,303,800	Metropolitan Bank & Trust Co. (Banks)	2,404
	Poland — 1.57%
2,193,100	Getin Nobel Bank SA (Banks) (b)	1,351
150,457	KGHM Polska Miedz SA (Metals & Mining)	4,591
850,383	PGE SA (Electric Utilities)	4,501
987,880	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	9,926
2,129,509	Tauron Polska Energia SA (Electric Utilities)	3,014
1,874,200	Telekomunikacja Polska SA (Diversified Telecommunication Services)	4,383
		27,766
	Qatar — 0.49%
310,600	Doha Bank Qsc (Banks)	4,817
205,379	The Commercial Bank of Qatar QSC (Banks)	3,825
		8,642
	Russia — 3.31%
4,559,599	Gazprom OAO, GDR (Oil, Gas & Consumable Fuels) (a)	20,655
80,319	LUKOIL, ADR (Oil, Gas & Consumable Fuels)	3,178
223,250	LUKOIL OAO, ADR (Oil, Gas & Consumable Fuels)	8,562
24,310	Magnit OJSC, Registered Shares, GDR (Food & Staples Retailing)	1,099
208,402	MegaFon OAO, GDR (Wireless Telecommunication Services) (c)	2,840

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
1,415,282	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels) (c)	$4,934
1,633,848	Sberbank of Russia, ADR (Banks)	6,601
452,700	Sberbank of Russia, ADR (Banks)	1,753
111,764	Severstal, Registered Shares, GDR (Metals & Mining)	1,017
3,947	Sistema JSFC – Registered, GDR (Wireless Telecommunication Services)	21
13,069	Sistema JSFC, Registered Shares, GDR (Wireless Telecommunication Services)	68
944,006	Surgutneftegaz OAO, ADR (Oil, Gas & Consumable Fuels)	4,871
2,877,540	The Moscow Exchange (Diversified Financial Services)	2,804
		58,403
	South Africa — 4.49%
450,300	African Rainbow Minerals Ltd. (Metals & Mining)	4,615
1,917,256	Aveng Ltd. (Construction & Engineering) (b)	2,910
427,358	Barloworld Ltd. (Trading Companies & Distributors)	3,521
93,463	FirstRand Ltd. (Diversified Financial Services)	407
583,366	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	1,387
243,095	Imperial Holdings Ltd. (Distributors)	3,874
232,386	Kumba Iron Ore Ltd. (Metals & Mining)	4,810
321,443	Liberty Holdings Ltd. (Insurance)	3,412
283,430	MTN Group Ltd. (Wireless Telecommunication Services)	5,396
71,889	Naspers Ltd. (Media)	9,307
4,800,306	Redefine Properties Ltd. (Real Estate Management & Development)	4,444
89,719	Sasol Ltd. (Oil, Gas & Consumable Fuels)	3,351
1,616,965	Standard Bank Group Ltd. (Banks)	19,947
1,425,100	Steinhoff International Holdings Ltd. (Household Durables)	7,297
680,141	Truworths International Ltd. (Specialty Retail)	4,521
		79,199
	South Korea — 16.64%
82,429	BS Financial Group, Inc. (Banks)	1,085
486,093	DGB Financial Group, Inc. (Banks) ˆ	4,997
47,200	Doosan Corp. (Industrial Conglomerates)	4,435
201,200	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	4,299
27,311	E-Mart Co. Ltd. (Food & Staples Retailing)	5,055
219,889	Hana Financial Group, Inc. (Banks)	6,369
154,111	Hanwha Corp. (Chemicals)	4,358
79,038	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) (b)	3,378
219,914	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	8,374

Shares	Security Description	Value (000)
	South Korea (continued)
30,681	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	$726
36,140	Hyundai Mobis Co. Ltd. (Automobiles)	7,733
155,330	Hyundai Motor Co. Ltd. (Automobiles)	23,731
407,400	Industrial Bank of Korea (Banks)	5,212
222,849	Jinro Ltd. (Beverages) ˆ	4,682
302,800	KB Financial Group, Inc., ADR (Banks) (a)(b)	9,877
533,431	KB Financial Group, Inc. (Banks)	17,443
18,081	Kia Motors Corp. (Automobiles)	859
726,920	Korea Electric Power Corp., ADR (Electric Utilities) (b)	14,073
307	Korean Reinsurance Co. (Insurance)	3
243,230	KT Corp., ADR (Diversified Telecommunication Services) (b)	3,434
193,482	KT Corp. (Diversified Telecommunication Services)	5,472
2,315	KT&G Corp. (Tobacco)	161
51,342	LG Chem Ltd. (Chemicals)	8,397
24,245	LG Corp. (Industrial Conglomerates)	1,347
161,756	LG Electronics, Inc. (Household Durables)	8,666
26,882	Lotte Shopping Co. Ltd. (Multiline Retail)	6,650
94,171	LS Corp. (Electrical Equipment)	4,646
3,044	Naver Corp. (Internet Software & Services)	1,950
22,434	Nong Shim Co. Ltd. (Food Products)	5,147
56,448	POSCO (Metals & Mining)	14,221
52,560	POSCO, ADR (Metals & Mining)	3,354
53,152	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	63,910
387,024	Shinhan Financial Group Co. Ltd. (Banks)	15,560
57,130	Shinsegae Co. Ltd. (Multiline Retail)	9,379
35,976	SK Holdings Co. Ltd. (Industrial Conglomerates)	5,340
1,621	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	397
382,430	Tong Yang Life Insurance Co. Ltd. (Insurance)	3,738
541,154	Woori Bank (Banks) (b)	4,924
		293,382
	Taiwan — 10.82%
3,308,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	3,929
960,971	Asia Cement Corp. (Construction Materials)	1,183
345,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	3,765
11,387,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	5,780
454,500	Cathay Financial Holding Co. Ltd. (Insurance)	672
954,000	China Motor Corp. (Automobiles)	843
182,611	China Steel Corp. (Metals & Mining)	151

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
178,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	$528
22,457,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	15,681
73,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	431
957,133	Far Eastern Department Stores Ltd. (Multiline Retail)	850
3,021,868	Far Eastern New Century Corp. (Industrial Conglomerates)	2,989
164,000	Farglory Land Development Co. Ltd. (Real Estate Management & Development)	195
7,742,486	First Financial Holdings Co. Ltd. (Banks)	4,540
113,200	Formosa Plastics Corp. (Chemicals)	258
629,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	621
317,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	506
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	1
6,510,316	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	17,980
12,045,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	5,822
1,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1
4,338,552	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	4,957
170,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,486
8,311,477	Mega Financial Holding Co. Ltd. (Banks)	6,413
116,240	Nan Ya Plastics Corp. (Chemicals)	240
1,993,740	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components) (b)	2,602
2,154,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	4,924
2,183,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2,633
2,309,150	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	7,352
2,468,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	5,176
31,645,550	Shin Kong Financial Holding Co. Ltd. (Insurance)	8,964
633,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	3,120
13,557,000	SinoPac Financial Holdings Co. Ltd. (Banks)	5,556
2,569,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	3,721
11,822,038	Taishin Financial Holding Co. Ltd. (Banks)	4,853

Shares	Security Description	Value (000)
	Taiwan (continued)
5,735,000	Taiwan Business Bank (Banks) (b)	$1,662
1,596,000	Taiwan Cement Corp. (Construction Materials)	2,182
2,149,000	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	1,105
7,048,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	31,052
127,230	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	2,847
268,550	TSRC Corp. (Chemicals)	286
5,642,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	4,274
3,076,981	United Microelectronics Corp., ADR (Semiconductors & Semiconductor Equipment) (a)	6,985
12,889,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	5,983
9,870,000	Walsin Lihwa Corp. (Electrical Equipment) (b)	3,096
1,715,408	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,545
		190,740
	Thailand — 2.71%
2,215,300	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	13,166
907,800	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	5,334
142,700	Banpu Public Co. Ltd., Foreign Registered Shares (Oil, Gas & Consumable Fuels)	108
100	Delta Electronics (Thailand) Public Co. Ltd. – Foreign Registered Shares (Electronic Equipment, Instruments & Components)	—
1,229,075	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	4,163
8,212,142	PTT Global Chemical Public Co. Ltd. (Chemicals)	12,746
607,800	PTT Public Co. Ltd. (Oil, Gas & Consumable Fuels)	5,956
4,891,600	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	6,226
		47,699
	Turkey — 1.50%
3,007,100	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	3,561
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class – D (Metals & Mining) (b)	—
862,902	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services) (b)	5,273
1,171,212	Turkiye Halk Bankasi A/S (Banks)	6,947
2,045,008	Turkiye Is Bankasi A/S, C Shares (Banks)	5,888

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
2,262,600	Turkiye Vakiflar Bankasi TAO, Class – D (Banks)	$4,712
		26,381
	Ukraine — 0.00%
221,395	JKX Oil & Gas PLC (Oil, Gas & Consumable Fuels) ˆ(b)	41
	United Arab Emirates — 0.40%
2,148,700	Abu Dhabi Commercial Bank PJSC (Banks)	4,046
1,544,840	Emaar Properties PJSC (Real Estate Management & Development)	2,978
		7,024
	Total Common Stocks	1,598,219
	Preferred Stocks — 4.13%
	Brazil — 3.32%
322,000	Banco Bradesco SA – Preferred (Banks)	4,249
1,137,200	Banco do Estado do Rio Grande do Sul SA – Preferred, B Shares (Banks)	6,205
81,617	Bradespar SA – Preferred (Metals & Mining)	439
1,035,712	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	5,121
433,500	Companhia Energetica de Sao Paulo – Preferred, B Shares (Independent Power and Renewable Electricity Producers)	4,374
319,800	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	4,321
2,586,500	Gerdau SA – Preferred (Metals & Mining)	9,326
1,270,126	Itausa – Investimentos Itau SA – Preferred (Banks)	4,488
155,300	Metalurgica Gerdau SA – Preferred (Metals & Mining)	660
890,600	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	3,358
1,791,000	Randon Participacoes SA – Preferred (Automobiles)	3,215
287,309	Telefonica Brasil SA – Preferred (Diversified Telecommunication Services)	5,066
1,073,381	Vale SA – Preferred (Metals & Mining)	7,769
		58,591
	Chile — 0.05%
335,607	Embotelladora Andina SA – Preferred, B Shares (Beverages)	950
	Colombia — 0.28%
404,696	Bancolombia SA – Preferred (Banks)	4,880
	South Korea — 0.48%
8,905	Samsung Electronics Co. Ltd. – Preferred (Semiconductors & Semiconductor Equipment)	8,377
	Total Preferred Stocks	72,798

Shares or Principal Amount (000)	Security Description	Value (000)
	Right — 0.00%
	South Korea — 0.00%
12,990	DGB Financial Group, Inc. (Banks) (b)	$14
	Total Right	14
	Time Deposit — 0.59%
10,425	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/2/15	10,425
	Total Time Deposit	10,425
	Mutual Funds — 5.14%
430,000	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.00% (d)	430
837,800	iShares Asia Trust – iShares FTSE A50 China Index ETF ˆ	1,402
1,461,486	iShares MSCI Emerging Markets Index Fund ETF	57,423
18,480	iShares MSCI Taiwan Index Fund ETF	279
27,349,000	SSgA Treasury Money Market Fund	27,349
169,473	WisdomTree India Earnings Fund ETF	3,737
	Total Mutual Funds	90,620
	Repurchase Agreement — 0.57%
10,000	Jefferies LLC, 0.12%, 1/2/15 (Purchased on 12/31/14, proceeds at maturity $10,000,067 collateralized by U.S. Treasury Obligations, 0.01% – 2.53%, 2/12/15 – 11/15/40 fair value $10,212,314) ˆˆ	10,000
	Total Repurchase Agreement	10,000
	Total Investments (cost $1,876,074) — 101.08%	1,782,076
	Liabilities in excess of other assets — (1.08%)	(18,973)
	Net Assets — 100.00%	$1,763,103

Amounts designated as “—” are $0 or have been rounded to $0.

ˆ	All or part of this security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014, was $13,912 (amount in thousands).
ˆˆ	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2014.
(a)	These securities have been deemed illiquid by the Specialist Manager and represents 7.31% of the Portfolio's net assets.
(b)	Represents non-income producing security.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The rate disclosed is the rate in effect on December 31, 2014.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corp.	HC Capital Solutions	Total
Common Stocks	45.99%	44.66%	—	90.65%
Preferred Stocks	1.06%	3.07%	—	4.13%
Time Deposits	0.59%	—	—	0.59%
Mutual Funds	1.31%	2.04%	1.79%	5.14%
Repurchase Agreement	0.14%	0.43%	—	0.57%
Other Assets (Liablities)	0.03%	-1.11%	—	-1.08%
Total Net Assets	49.12%	49.09%	1.79%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.52%
$27	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$27
25	American Express Credit Account Master Trust, Series 2012-5, Class A	0.59	5/15/18	25
25	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A3	0.90	9/8/18	25
110	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	115
20	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	20
100	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4	1.23	4/24/19	100
50	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	50
60	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	60
60	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	60
25	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	25
20	World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.94	4/15/19	20
	Total Asset Backed Securities			527
	Collateralized Mortgage Obligations — 2.25%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.76	5/10/45	146
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	26
38	Commercial Mortgage Trust, Series 2013-CR8, Class A1	1.02	6/10/46	38
20	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	21
20	Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.93	2/10/47	21
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	52
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82	6/10/47	27
30	Commercial Mortgage Trust, Series 2014-CR15, Class A4 (a)	4.07	2/10/47	32
50	Commercial Mortgage Trust, Series 2013-CR11, Class A4	4.26	10/10/46	55
25	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	10/10/46	28
66	Fannie Mae, Series 2013-M14, Class APT (a)	2.59	4/25/23	66
26	Fannie Mae, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	27
27	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	28
70	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	70
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	26
19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	20
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	31
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	37
60	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	65
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	39
15	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	15
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	27
20	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.77	8/15/47	21

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$50	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	$54
150	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	150
255	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	269
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	26
40	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.03	11/12/16	40
19	Morgan Stanley BAML Trust, Series 2013-C9, Class A1	0.83	5/15/46	18
50	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	52
50	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46	5/15/46	51
25	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	26
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	273
145	Morgan Stanley Capital I, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	152
184	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.91	7/11/17	200
20	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2	2.11	5/10/63	20
30	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85	12/10/45	30
	Total Collateralized Mortgage Obligations			2,279
	U.S. Government Agency Mortgages — 31.57%
25	Fannie Mae, Pool #AT7281	2.00	9/1/28	24
99	Fannie Mae, Pool #AS2673	2.00	5/1/29	99
88	Fannie Mae, Pool #AU1660	2.50	7/1/28	90
147	Fannie Mae, Pool #AP4742	2.50	8/1/27	150
91	Fannie Mae, Pool #AU0293	2.50	8/1/28	93
89	Fannie Mae, Pool #AU6677	2.50	9/1/28	91
88	Fannie Mae, Pool #AO3019	2.50	5/1/27	89
149	Fannie Mae, Pool #MA1210	2.50	9/1/49	152
152	Fannie Mae, Pool #MA1277	2.50	12/1/27	155
70	Fannie Mae, Pool #AB7391	2.50	12/1/42	68
90	Fannie Mae, Pool #AT2127	3.00	4/1/43	91
153	Fannie Mae, Pool #AO0752	3.00	4/1/42	155
136	Fannie Mae, Pool #AK0006	3.00	1/1/27	142
90	Fannie Mae, Pool #AU8932	3.00	11/1/28	93
255	Fannie Mae, Pool #AB7099	3.00	11/1/42	258
115	Fannie Mae, Pool #AB4483	3.00	2/1/27	120
214	Fannie Mae, Pool #MA1307	3.00	1/1/33	222
90	Fannie Mae, Pool #AB8897	3.00	4/1/43	92
263	Fannie Mae, Pool #AJ3079	3.00	11/1/26	274
338	Fannie Mae, Pool #AP6375	3.00	9/1/42	343
25	Fannie Mae, Pool #AO7628	3.00	6/1/27	26
63	Fannie Mae, Pool #AW4057	3.00	8/1/29	66
336	Fannie Mae, Pool #AQ7920	3.00	12/1/42	341
132	Fannie Mae, Pool #AP6493	3.00	9/1/42	134
95	Fannie Mae, Pool #AS0302	3.00	8/1/43	96

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$105	Fannie Mae, Pool #AU3735	3.00	8/1/43	$107
91	Fannie Mae, Pool #AT0682	3.00	4/1/43	92
93	Fannie Mae, Pool #AT7311	3.00	7/1/43	94
48	Fannie Mae, Pool #AU3353	3.00	8/1/43	48
49	Fannie Mae, Pool #AW6710	3.00	6/1/29	51
157	Fannie Mae, Pool #AP2465	3.00	8/1/42	160
94	Fannie Mae, Pool #MA1107	3.50	7/1/32	100
47	Fannie Mae, Pool #AJ4867	3.50	1/1/42	49
125	Fannie Mae, Pool #MA0629	3.50	1/1/21	132
47	Fannie Mae, Pool #MA1921	3.50	6/1/34	49
221	Fannie Mae, Pool #AB4689	3.50	3/1/42	231
93	Fannie Mae, Pool #MA1059	3.50	5/1/32	98
363	Fannie Mae, Pool #AB6017	3.50	8/1/42	379
273	Fannie Mae, Pool #AO8137	3.50	8/1/42	285
163	Fannie Mae, Pool #AO3760	3.50	5/1/42	171
25	Fannie Mae, Pool #AJ1886	3.50	3/1/42	26
280	Fannie Mae, Pool #AL1717	3.50	5/1/27	296
42	Fannie Mae, Pool #AT2673	3.50	4/1/43	44
168	Fannie Mae, Pool #AP9390	3.50	10/1/42	175
436	Fannie Mae, Pool #AO2548	3.50	4/1/42	455
163	Fannie Mae, Pool #AQ0546	3.50	11/1/42	170
218	Fannie Mae, Pool #AH6242	4.00	4/1/26	234
92	Fannie Mae, Pool #AH5859	4.00	2/1/41	98
49	Fannie Mae, Pool #AU8849	4.00	11/1/43	53
431	Fannie Mae, Pool #190405	4.00	10/1/40	459
107	Fannie Mae, Pool #AC7328	4.00	12/1/39	115
45	Fannie Mae, Pool #AJ6153	4.00	11/1/41	48
293	Fannie Mae, Pool #AJ7689	4.00	12/1/41	313
152	Fannie Mae, Pool #MA0534	4.00	10/1/30	163
90	Fannie Mae, Pool #AO2959	4.00	5/1/42	96
139	Fannie Mae, Pool #AI1186	4.00	4/1/41	148
285	Fannie Mae, Pool #AI8534	4.00	8/1/41	304
139	Fannie Mae, Pool #AJ5303	4.00	11/1/41	148
35	Fannie Mae, Pool #745278	4.50	6/1/19	37
35	Fannie Mae, Pool #829106	4.50	10/1/20	38
68	Fannie Mae, Pool #AB3192	4.50	6/1/41	73
21	Fannie Mae, Pool #735646	4.50	7/1/20	23
45	Fannie Mae, Pool #MA0481	4.50	8/1/30	49
50	Fannie Mae, Pool #AU9017	4.50	9/1/43	54
73	Fannie Mae, Pool #AA9781	4.50	7/1/24	79
35	Fannie Mae, Pool #930998	4.50	4/1/29	37
109	Fannie Mae, Pool #AI1888	4.50	5/1/41	119
313	Fannie Mae, Pool #AE0217	4.50	8/1/40	341

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$46	Fannie Mae, Pool #AE4314	4.50	9/1/40	$50
134	Fannie Mae, Pool #AE0954	4.50	2/1/41	146
45	Fannie Mae, Pool #AB0388	4.50	4/1/19	47
287	Fannie Mae, Pool #AL1107	4.50	11/1/41	312
258	Fannie Mae, Pool #AH7521	4.50	3/1/41	281
46	Fannie Mae, Pool #AI8104	4.50	6/1/41	50
305	Fannie Mae, Pool #889117	5.00	10/1/35	338
25	Fannie Mae, Pool #890603	5.00	8/1/41	28
25	Fannie Mae, Pool #AA8753	5.00	6/1/39	28
43	Fannie Mae, Pool #AE0945	5.00	12/1/20	45
180	Fannie Mae, Pool #AH5988	5.00	3/1/41	200
82	Fannie Mae, Pool #AD5477	5.00	5/1/40	91
66	Fannie Mae, Pool #725238	5.00	3/1/34	73
99	Fannie Mae, Pool #AJ1263	5.00	9/1/26	104
71	Fannie Mae, Pool #725027	5.00	11/1/33	78
68	Fannie Mae, Pool #603083	5.50	1/1/17	72
128	Fannie Mae, Pool #AD0527	5.50	6/1/39	143
455	Fannie Mae, Pool #890221	5.50	12/1/33	512
81	Fannie Mae, Pool #959451	6.00	12/1/37	92
147	Fannie Mae, Pool #725228	6.00	3/1/34	169
61	Fannie Mae, Pool #AL0583	6.50	10/1/39	69
92	Fannie Mae, Pool #AE0442	6.50	1/1/39	105
17	Fannie Mae, Pool #888596	6.50	7/1/37	19
71	Fannie Mae, Pool #889984	6.50	10/1/38	81
25	Fannie Mae, 30 YR TBA	3.00	1/25/45	25
375	Fannie Mae, 30 YR TBA	3.50	1/25/45	391
75	Fannie Mae, 30 YR TBA	3.50	2/25/45	78
325	Fannie Mae, 30 YR TBA	4.00	2/25/44	346
595	Fannie Mae, 30 YR TBA	4.00	1/25/45	634
100	Fannie Mae, 30 YR TBA	4.50	1/25/44	109
74	Freddie Mac, Pool #J25686	2.00	9/1/28	74
87	Freddie Mac, Pool #849138 (a)	2.45	10/1/43	89
90	Freddie Mac, Pool #G18470	2.50	6/1/28	92
89	Freddie Mac, Pool #G18485	2.50	10/1/28	91
249	Freddie Mac, Pool #G18459	2.50	3/1/28	254
88	Freddie Mac, Pool #G18475	2.50	8/1/28	90
49	Freddie Mac, Pool #J24626	2.50	7/1/28	50
189	Freddie Mac, Pool #1B7911 (a)	2.72	12/1/40	202
72	Freddie Mac, Pool #G15145	3.00	7/1/29	74
92	Freddie Mac, Pool #G08525	3.00	5/1/43	93
238	Freddie Mac, Pool #G08524	3.00	3/1/43	241
186	Freddie Mac, Pool #G08537	3.00	7/1/43	189
47	Freddie Mac, Pool #Q20542	3.00	7/1/43	48

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$96	Freddie Mac, Pool #J15438	3.00	5/1/21	$100
48	Freddie Mac, Pool #Q20138	3.00	7/1/43	48
69	Freddie Mac, Pool #G08556	3.00	11/1/43	70
88	Freddie Mac, Pool #K90311	3.00	4/1/33	91
93	Freddie Mac, Pool #G08528	3.00	4/1/43	94
271	Freddie Mac, Pool #C09035	3.00	4/1/43	274
87	Freddie Mac, Pool #C04446	3.00	1/1/43	88
96	Freddie Mac, Pool #E09004	3.00	7/1/27	100
145	Freddie Mac, Pool #G18518	3.00	7/1/29	151
50	Freddie Mac, Pool #G18531	3.00	11/1/29	52
90	Freddie Mac, Pool #C91709	3.00	6/1/33	93
90	Freddie Mac, Pool #Q18101	3.50	5/1/43	94
91	Freddie Mac, Pool #Q09896	3.50	8/1/42	95
99	Freddie Mac, Pool #G08605	3.50	9/1/44	103
93	Freddie Mac, Pool #J13919	3.50	12/1/20	99
49	Freddie Mac, Pool #Q17596	3.50	4/1/43	51
119	Freddie Mac, Pool #C91456	3.50	6/1/32	125
91	Freddie Mac, Pool #C03759	3.50	2/1/42	95
45	Freddie Mac, Pool #G07283	3.50	7/1/42	47
477	Freddie Mac, Pool #G08495	3.50	6/1/42	496
97	Freddie Mac, Pool #G08591	3.50	6/1/44	101
69	Freddie Mac, Pool #Q25809	4.00	4/1/44	73
67	Freddie Mac, Pool #G08563	4.00	1/1/44	72
32	Freddie Mac, Pool #J14924	4.00	4/1/26	34
94	Freddie Mac, Pool #Q24955	4.00	2/1/44	101
34	Freddie Mac, Pool #J06163	4.00	1/1/20	36
22	Freddie Mac, Pool #Q25548	4.00	4/1/44	24
332	Freddie Mac, Pool #A96286	4.00	1/1/41	354
92	Freddie Mac, Pool #G08567	4.00	1/1/44	98
8	Freddie Mac, Pool #G14786	4.00	4/1/19	9
25	Freddie Mac, Pool #B18694	4.00	1/1/20	26
32	Freddie Mac, Pool #B19631	4.00	7/1/20	34
111	Freddie Mac, Pool #G18303	4.50	3/1/24	119
410	Freddie Mac, Pool #A97692	4.50	3/1/41	445
20	Freddie Mac, Pool #J10406	4.50	8/1/24	22
99	Freddie Mac, Pool #A97186	4.50	3/1/41	109
22	Freddie Mac, Pool #A97658	4.50	3/1/41	23
71	Freddie Mac, Pool #Q28202	4.50	12/1/43	77
50	Freddie Mac, Pool #Q04294	4.50	11/1/41	54
25	Freddie Mac, Pool #C90686	4.50	6/1/23	27
25	Freddie Mac, Pool #Q01065	4.50	6/1/41	27
34	Freddie Mac, Pool #C91377	4.50	6/1/31	37
48	Freddie Mac, Pool #C09059	4.50	3/1/44	52

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$50	Freddie Mac, Pool #A14640	5.00	10/1/33	$56
68	Freddie Mac, Pool #G01962	5.00	12/1/35	76
158	Freddie Mac, Pool #G04913	5.00	3/1/38	175
136	Freddie Mac, Pool #C01598	5.00	8/1/33	151
67	Freddie Mac, Pool #G04817	5.00	9/1/38	74
73	Freddie Mac, Pool #G05904	5.00	9/1/39	81
302	Freddie Mac, Pool #G01665	5.50	3/1/34	341
111	Freddie Mac, Pool #G04688	5.50	9/1/38	124
31	Freddie Mac, Pool #G30432	5.50	11/1/28	34
9	Freddie Mac, Pool #1G1537 (a)	5.71	2/1/37	10
140	Freddie Mac, Pool #G02794	6.00	5/1/37	159
13	Freddie Mac, Pool #C90989	6.00	9/1/26	14
41	Freddie Mac, Pool #G03616	6.00	12/1/37	47
100	Freddie Mac, Gold 15 YR TBA	3.50	1/15/30	106
325	Freddie Mac, Gold 15 YR TBA	3.50	1/15/44	338
25	Freddie Mac, Gold 30 YR TBA	2.50	1/15/44	24
775	Freddie Mac, Gold 30 YR TBA	4.00	1/15/45	825
25	Freddie Mac, Gold 30 YR TBA	4.00	2/15/45	27
150	Freddie Mac, Gold 30 YR TBA	4.50	1/15/44	163
32	Government National Mortgage Association, Pool #MA0719 (a)	2.00	1/20/43	33
31	Government National Mortgage Association, Pool #MA0483 (a)	2.00	10/20/42	32
33	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	34
83	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	85
70	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	69
91	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	93
95	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	98
96	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	98
70	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	74
87	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	89
93	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	96
64	Government National Mortgage Association, Pool #AF2664	3.00	7/15/43	66
46	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	47
92	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	94
83	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	85
98	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	101
424	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	435
88	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	90
39	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	41
81	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	85
70	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	74
88	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	92
98	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	103
98	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	103

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$297	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	$313
154	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	162
84	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	88
46	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	48
36	Government National Mortgage Association, Pool #778157	3.50	3/15/42	38
87	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	92
284	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	298
88	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	92
74	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	78
82	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	88
23	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	25
117	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	123
98	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	103
69	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	74
74	Government National Mortgage Association, Pool #741682	4.00	7/15/41	79
74	Government National Mortgage Association, Pool #738710	4.00	9/15/41	79
25	Government National Mortgage Association, Pool #774767	4.00	12/15/41	27
80	Government National Mortgage Association, Pool #770602	4.00	9/15/41	86
160	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	171
75	Government National Mortgage Association, Pool #766495	4.00	10/15/41	80
309	Government National Mortgage Association, Pool #005139	4.00	8/20/41	332
249	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	267
72	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	77
74	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	80
143	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	153
83	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	89
145	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	156
179	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	196
59	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	65
134	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	147
194	Government National Mortgage Association, Pool #737310	4.50	8/15/40	214
73	Government National Mortgage Association, Pool #738906	4.50	10/15/41	80
403	Government National Mortgage Association, Pool #004801	4.50	9/20/40	442
99	Government National Mortgage Association, Pool #721760	4.50	8/15/40	109
25	Government National Mortgage Association, Pool #727455	4.50	8/15/41	27
49	Government National Mortgage Association, Pool #748119	4.50	6/15/41	54
36	Government National Mortgage Association, Pool #MA1451	5.00	11/20/43	39
84	Government National Mortgage Association, Pool #782523	5.00	11/15/35	93
233	Government National Mortgage Association, Pool #697946	5.00	3/15/39	258
383	Government National Mortgage Association, Pool #004559	5.00	10/20/39	427
52	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	58
38	Government National Mortgage Association, Pool #704170	5.50	1/15/39	42
83	Government National Mortgage Association, Pool #510835	5.50	2/15/35	93

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$52	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	$58
23	Government National Mortgage Association, Pool #658181	5.50	11/15/36	26
120	Government National Mortgage Association, Pool #781959	6.00	7/15/35	139
56	Government National Mortgage Association, Pool #004222	6.00	8/20/38	64
80	Government National Mortgage Association, Pool #582199	6.50	1/15/32	91
25	Government National Mortgage Association, 30 YR TBA	2.50	1/15/45	25
50	Government National Mortgage Association, 30 YR TBA	3.00	2/20/45	51
25	Government National Mortgage Association, 30 YR TBA	3.00	2/20/45	26
275	Government National Mortgage Association, 30 YR TBA	3.50	1/20/45	289
25	Government National Mortgage Association, 30 YR TBA	3.50	2/15/45	26
25	Government National Mortgage Association, 30 YR TBA	4.00	2/20/44	27
100	Government National Mortgage Association, 30 YR TBA	4.00	1/20/45	107
25	Government National Mortgage Association, 30 YR TBA	4.50	1/15/45	27
	Total U.S. Government Agency Mortgages			31,968
	U.S. Government Agency Securities — 1.93%
50	Fannie Mae	0.75	4/20/17	50
25	Fannie Mae	0.88	10/26/17	25
60	Fannie Mae	0.88	5/21/18	59
60	Fannie Mae, Callable 2/23/15 @ 100.00	0.95	8/23/17	60
145	Fannie Mae, Callable 3/27/15 @ 100.00	1.07	9/27/17	145
45	Fannie Mae	1.13	4/27/17	45
30	Fannie Mae	1.25	1/30/17	30
30	Fannie Mae	1.63	11/27/18	30
55	Fannie Mae	1.75	9/12/19	55
25	Fannie Mae	1.88	9/18/18	25
55	Fannie Mae (b)	2.84	10/9/19	49
20	Fannie Mae	5.63	7/15/37	28
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	21
20	Fannie Mae	6.25	5/15/29	28
25	Fannie Mae	7.13	1/15/30	38
20	Fannie Mae	7.25	5/15/30	31
10	Federal Farm Credit Bank, Callable 1/16/15 @ 100.00	0.54	11/7/16	10
20	Federal Farm Credit Bank	5.13	8/25/16	21
35	Federal Home Loan Bank, Series 1	1.00	6/21/17	35
50	Federal Home Loan Bank	1.75	12/14/18	50
25	Federal Home Loan Bank	2.13	3/10/23	24
25	Federal Home Loan Bank	3.63	3/12/21	27
20	Federal Home Loan Bank	4.13	3/13/20	22
95	Federal Home Loan Bank	4.75	12/16/16	103
70	Federal Home Loan Bank, Series 1069	5.00	11/17/17	78
65	Federal Home Loan Bank, Series 656	5.38	5/18/16	69
15	Federal Home Loan Bank	5.63	6/11/21	18
50	Freddie Mac	0.42	9/18/15	50

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$70	Freddie Mac	0.75	1/12/18	$69
65	Freddie Mac	1.00	7/28/17	65
50	Freddie Mac	1.00	9/29/17	50
50	Freddie Mac	1.00	3/8/17	50
25	Freddie Mac, Callable 1/30/15 @ 100.00	1.02	4/30/18	25
25	Freddie Mac, Callable 2/28/15 @ 100.00	1.03	11/28/17	25
20	Freddie Mac, Callable 3/12/15 @ 100.00	1.20	6/12/18	20
25	Freddie Mac, Callable 3/5/15 @ 100.00	1.25	12/5/17	25
20	Freddie Mac	1.25	10/2/19	20
25	Freddie Mac	1.38	5/1/20	24
20	Freddie Mac, Callable 6/26/15 @ 100.00	1.40	8/22/19	20
25	Freddie Mac	1.75	5/30/19	25
50	Freddie Mac	2.00	8/25/16	51
65	Freddie Mac	2.38	1/13/22	66
100	Freddie Mac	5.25	4/18/16	106
25	Freddie Mac	6.25	7/15/32	37
5	Tennessee Valley Authority	3.50	12/15/42	5
35	Tennessee Valley Authority	5.25	9/15/39	45
	Total U.S. Government Agency Securities			1,954
	Corporate Bonds — 25.15%
189	3M Co. (Industrial Conglomerates)	1.38	9/29/16	191
636	American Airlines, Series 2013-2, Class A (Airlines)	4.95	1/15/23	681
378	American Express Credit, MTN (Consumer Finance)	1.75	6/12/15	380
468	American International Group, MTN (Insurance)	5.85	1/16/18	522
371	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	358
454	American Tower Corp. (Real Estate Investment Trusts)	5.00	2/15/24	482
93	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	95
585	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.85	5/6/21	598
330	Arch Capital Group (U.S.), Inc. (Insurance)	5.14	11/1/43	367
405	AT&T, Inc. (Wireless Telecommunication Services)	2.38	11/27/18	409
79	AT&T, Inc. (Wireless Telecommunication Services), Callable 12/15/44 @ 100.00	4.35	6/15/45	74
299	Bank of America Corp., Series BKNT (Banks)	1.25	2/14/17	298
362	Bank of America Corp., MTN (Banks)	1.70	8/25/17	362
449	Bank of America Corp. (Banks)	2.60	1/15/19	452
251	Bank of America Corp., MTN (Banks)	4.25	10/22/26	250
265	Barrick NA Finance LLC (Metals & Mining)	5.75	5/1/43	263
108	Becton Dickinson & Co. (Health Care Equipment & Supplies), Callable 6/15/44 @ 100.00	4.69	12/15/44	116
73	Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels), Callable 9/15/24 @ 100.00	4.95	12/15/24	73
531	Burlington Northern Santa Fe LLC (Road & Rail), Callable 3/1/44 @ 100.00	4.55	9/1/44	569
470	CC Holdings GS V LLC (Communications Equipment)	3.85	4/15/23	467
157	Celgene Corp. (Biotechnology), Callable 11/15/43 @ 100.00	4.63	5/15/44	163

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$500	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	$502
219	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	231
678	Citigroup, Inc. (Banks)	2.50	9/26/18	687
388	Citigroup, Inc. (Banks)	4.95	11/7/43	432
210	Comcast Corp. (Media)	4.65	7/15/42	230
367	Continental Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/24 @ 100.00	3.80	6/1/24	328
255	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	264
154	Digital Realty Trust LP (Real Estate Investment Trusts), Callable 12/15/20 @ 100.00	5.25	3/15/21	169
373	Digital Realty Trust LP (Real Estate Investment Trusts) ˆ	5.88	2/1/20	417
85	DIRECTV Holdings LLC (Media), Callable 10/15/24 @ 100.00	3.95	1/15/25	86
139	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	140
134	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	140
309	ERAC USA Finance Co. (Commercial Services & Supplies) (c)	5.25	10/1/20	348
142	ERAC USA Finance Co. (Commercial Services & Supplies) (c)	5.60	5/1/15	144
284	ERAC USA Finance LLC (Commercial Services & Supplies) (c)	2.80	11/1/18	290
270	Exelon Generation Co. LLC (Independent Power and Renewable Electricity Producers)	6.20	10/1/17	300
567	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	616
491	General Electric Capital Corp., Series G, MTN (Diversified Financial Services), Callable 2/13/24 @ 100.00	3.45	5/15/24	507
108	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	112
162	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	180
151	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	161
229	Goldman Sachs Group, Inc. (Capital Markets)	2.55	10/23/19	228
291	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	293
186	HSBC USA, Inc. (Banks)	2.38	11/13/19	186
220	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	224
486	JPMorgan Chase & Co. (Banks)	4.13	12/15/26	486
438	JPMorgan Chase & Co., Series V (Banks), Callable 7/1/19 @ 100.00, Perpetual Bond (d)	5.00	—	429
658	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	625
226	Kohl's Corp. (Multiline Retail)	6.88	12/15/37	285
375	L-3 Communications Corp. (Aerospace & Defense), Callable 2/28/24 @ 100.00	3.95	5/28/24	378
544	Lazard Group LLC (Diversified Financial Services)	4.25	11/14/20	573
359	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/54 @ 100.00	5.00	9/15/54	338
290	MassMutual Global Funding LLC (Diversified Financial Services) (c)	2.00	4/5/17	294
89	Medtronic, Inc. (Health Care Equipment & Supplies) (c)	3.50	3/15/25	91
229	Medtronic, Inc. (Health Care Equipment & Supplies) (c)	4.63	3/15/45	249
131	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	165

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$541	Morgan Stanley (Capital Markets)	3.70	10/23/24	$549
315	Morgan Stanley, Series F (Capital Markets)	3.88	4/29/24	323
213	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	216
158	Pacific Gas & Electric Co. (Electric Utilities), Callable 5/15/43 @ 100.00	5.13	11/15/43	181
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	27
169	Reinsurance Group of America, Inc. (Insurance)	4.70	9/15/23	182
818	Roche Holding, Inc. (Pharmaceuticals), Callable 8/30/19 @ 100.00 (c)	2.25	9/30/19	823
455	Sabmiller Holdings, Inc. (Beverages) (c)	2.45	1/15/17	464
282	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	349
275	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 8/1/43 @ 100.00	5.30	2/1/44	316
67	TIAA Asset Management Finance Co. LLC (Insurance) (c)	2.95	11/1/19	67
198	TIAA Asset Management Finance Co. LLC (Insurance) (c)	4.13	11/1/24	203
116	Time Warner Cable, Inc. (Media), Callable 3/15/42 @ 100.00	4.50	9/15/42	119
321	U.S. Bancorp, MTN (Banks), Callable 8/11/24 @ 100.00	3.60	9/11/24	326
505	U.S. Bank NA, Series BKNT (Banks), Callable 12/30/16 @ 100.00	1.10	1/30/17	506
154	Union Pacific Corp. (Road & Rail), Callable 7/15/44 @ 100.00	4.15	1/15/45	161
450	United Airlines Pass Through Trust, Series 2014-1, Class A (Airlines)	4.00	10/11/27	457
102	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 9/15/42 @ 100.00	4.25	3/15/43	107
970	Verizon Communications, Inc. (Diversified Telecommunication Services) (c)	5.01	8/21/54	1,003
790	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	800
	Total Corporate Bonds			25,477
	U.S. Treasury Obligations — 20.73%
68	U.S. Treasury Bond	2.75	8/15/42	68
109	U.S. Treasury Bond	2.75	11/15/42	109
150	U.S. Treasury Bond	2.88	5/15/43	153
90	U.S. Treasury Bond	3.00	11/15/44	95
24	U.S. Treasury Bond	3.00	5/15/42	25
150	U.S. Treasury Bond	3.13	8/15/44	161
104	U.S. Treasury Bond	3.13	11/15/41	112
120	U.S. Treasury Bond	3.13	2/15/43	129
112	U.S. Treasury Bond	3.13	2/15/42	121
165	U.S. Treasury Bond	3.38	5/15/44	186
40	U.S. Treasury Bond	3.50	2/15/39	46
125	U.S. Treasury Bond	3.63	2/15/44	147
40	U.S. Treasury Bond	3.63	8/15/43	47
43	U.S. Treasury Bond	3.75	8/15/41	52
85	U.S. Treasury Bond	3.75	11/15/43	102
75	U.S. Treasury Bond	3.88	8/15/40	92
24	U.S. Treasury Bond	4.25	5/15/39	31
60	U.S. Treasury Bond	4.25	11/15/40	78
65	U.S. Treasury Bond	4.38	5/15/41	86

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$70	U.S. Treasury Bond	4.38	11/15/39	$92
70	U.S. Treasury Bond	4.38	5/15/40	92
55	U.S. Treasury Bond	4.50	8/15/39	73
35	U.S. Treasury Bond	4.50	2/15/36	47
100	U.S. Treasury Bond	4.63	2/15/40	136
70	U.S. Treasury Bond	4.75	2/15/41	98
30	U.S. Treasury Bond	5.25	11/15/28	40
40	U.S. Treasury Bond	5.38	2/15/31	56
30	U.S. Treasury Bond	5.50	8/15/28	41
61	U.S. Treasury Bond	6.00	2/15/26	84
35	U.S. Treasury Bond	6.13	11/15/27	50
65	U.S. Treasury Bond	6.25	5/15/30	97
40	U.S. Treasury Bond	6.50	11/15/26	58
40	U.S. Treasury Bond	6.75	8/15/26	58
50	U.S. Treasury Bond	6.88	8/15/25	72
25	U.S. Treasury Bond	7.25	5/15/16	27
17	U.S. Treasury Bond	7.50	11/15/24	25
95	U.S. Treasury Bond	7.50	11/15/16	107
15	U.S. Treasury Bond	7.63	2/15/25	22
40	U.S. Treasury Bond	8.00	11/15/21	56
35	U.S. Treasury Bond	8.13	8/15/19	45
90	U.S. Treasury Note	0.25	4/15/16	90
150	U.S. Treasury Note	0.25	2/29/16	150
116	U.S. Treasury Note	0.25	5/15/16	116
160	U.S. Treasury Note	0.38	5/31/16	160
78	U.S. Treasury Note	0.38	2/15/16	78
85	U.S. Treasury Note	0.38	1/15/16	85
150	U.S. Treasury Note	0.38	10/31/16	149
100	U.S. Treasury Note	0.38	1/31/16	100
95	U.S. Treasury Note	0.38	4/30/16	95
168	U.S. Treasury Note	0.38	3/15/16	168
120	U.S. Treasury Note	0.38	3/31/16	120
100	U.S. Treasury Note	0.50	9/30/16	100
95	U.S. Treasury Note	0.50	8/31/16	95
155	U.S. Treasury Note	0.50	7/31/17	153
80	U.S. Treasury Note	0.50	6/15/16	80
100	U.S. Treasury Note	0.50	11/30/16	100
105	U.S. Treasury Note	0.50	6/30/16	105
120	U.S. Treasury Note	0.50	7/31/16	120
120	U.S. Treasury Note	0.63	4/30/18	118
82	U.S. Treasury Note	0.63	10/15/16	82
108	U.S. Treasury Note	0.63	11/15/16	108
171	U.S. Treasury Note	0.63	7/15/16	171

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$45	U.S. Treasury Note	0.63	12/31/16	$45
180	U.S. Treasury Note	0.63	8/31/17	178
85	U.S. Treasury Note	0.63	5/31/17	85
108	U.S. Treasury Note	0.63	12/15/16	108
75	U.S. Treasury Note	0.63	11/30/17	74
180	U.S. Treasury Note	0.63	8/15/16	180
29	U.S. Treasury Note	0.63	9/30/17	29
112	U.S. Treasury Note	0.75	3/15/17	112
140	U.S. Treasury Note	0.75	2/28/18	138
50	U.S. Treasury Note	0.75	3/31/18	49
65	U.S. Treasury Note	0.75	1/15/17	65
20	U.S. Treasury Note	0.75	10/31/17	20
68	U.S. Treasury Note	0.75	6/30/17	68
78	U.S. Treasury Note	0.75	12/31/17	77
155	U.S. Treasury Note	0.88	5/15/17	155
95	U.S. Treasury Note	0.88	7/15/17	95
45	U.S. Treasury Note	0.88	7/31/19	44
90	U.S. Treasury Note	0.88	8/15/17	90
90	U.S. Treasury Note	0.88	11/15/17	90
110	U.S. Treasury Note	0.88	4/15/17	110
91	U.S. Treasury Note	0.88	1/31/18	90
77	U.S. Treasury Note	0.88	11/30/16	77
85	U.S. Treasury Note	0.88	9/15/16	85
145	U.S. Treasury Note	0.88	4/30/17	145
70	U.S. Treasury Note	0.88	2/28/17	70
150	U.S. Treasury Note	0.88	1/31/17	150
50	U.S. Treasury Note	0.88	10/15/17	50
202	U.S. Treasury Note	0.88	12/31/16	203
10	U.S. Treasury Note	1.00	9/30/16	10
12	U.S. Treasury Note	1.00	10/31/16	12
154	U.S. Treasury Note	1.00	8/31/16	155
144	U.S. Treasury Note	1.00	5/31/18	143
85	U.S. Treasury Note	1.00	12/15/17	85
20	U.S. Treasury Note	1.00	6/30/19	20
135	U.S. Treasury Note	1.00	3/31/17	136
100	U.S. Treasury Note	1.00	9/30/19	97
17	U.S. Treasury Note	1.00	8/31/19	17
95	U.S. Treasury Note	1.00	9/15/17	95
85	U.S. Treasury Note	1.00	11/30/19	82
100	U.S. Treasury Note	1.13	4/30/20	97
60	U.S. Treasury Note	1.13	12/31/19	59
100	U.S. Treasury Note	1.25	2/29/20	98
50	U.S. Treasury Note	1.25	10/31/19	49

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$65	U.S. Treasury Note	1.25	1/31/19	$64
150	U.S. Treasury Note	1.25	10/31/18	149
104	U.S. Treasury Note	1.25	4/30/19	103
155	U.S. Treasury Note	1.25	11/30/18	154
50	U.S. Treasury Note	1.38	7/31/18	50
50	U.S. Treasury Note	1.38	6/30/18	50
135	U.S. Treasury Note	1.38	9/30/18	135
75	U.S. Treasury Note	1.38	11/30/18	75
100	U.S. Treasury Note	1.38	2/28/19	99
20	U.S. Treasury Note	1.38	5/31/20	20
40	U.S. Treasury Note	1.38	1/31/20	39
51	U.S. Treasury Note	1.38	12/31/18	51
160	U.S. Treasury Note	1.50	10/31/19	159
131	U.S. Treasury Note	1.50	2/28/19	131
80	U.S. Treasury Note	1.50	11/30/19	79
139	U.S. Treasury Note	1.50	6/30/16	141
160	U.S. Treasury Note	1.50	12/31/18	160
150	U.S. Treasury Note	1.50	1/31/19	150
120	U.S. Treasury Note	1.50	5/31/19	120
205	U.S. Treasury Note	1.50	8/31/18	206
155	U.S. Treasury Note	1.50	7/31/16	157
120	U.S. Treasury Note	1.63	8/31/19	120
85	U.S. Treasury Note	1.63	6/30/19	85
160	U.S. Treasury Note	1.63	12/31/19	160
130	U.S. Treasury Note	1.63	4/30/19	130
81	U.S. Treasury Note	1.63	8/15/22	79
117	U.S. Treasury Note	1.63	11/15/22	113
130	U.S. Treasury Note	1.63	3/31/19	131
125	U.S. Treasury Note	1.63	7/31/19	125
110	U.S. Treasury Note	1.75	5/15/22	108
120	U.S. Treasury Note	1.75	9/30/19	121
65	U.S. Treasury Note	1.75	10/31/20	65
174	U.S. Treasury Note	1.75	5/15/23	169
130	U.S. Treasury Note	1.75	5/31/16	132
40	U.S. Treasury Note	1.75	10/31/18	41
150	U.S. Treasury Note	1.88	10/31/17	154
59	U.S. Treasury Note	1.88	6/30/20	59
100	U.S. Treasury Note	1.88	11/30/21	99
55	U.S. Treasury Note	1.88	9/30/17	56
75	U.S. Treasury Note	1.88	8/31/17	77
110	U.S. Treasury Note	2.00	9/30/20	111
98	U.S. Treasury Note	2.00	4/30/16	100
100	U.S. Treasury Note	2.00	5/31/21	101

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$120	U.S. Treasury Note	2.00	2/15/22	$120
130	U.S. Treasury Note	2.00	2/28/21	131
70	U.S. Treasury Note	2.00	11/15/21	70
129	U.S. Treasury Note	2.00	1/31/16	131
60	U.S. Treasury Note	2.00	11/30/20	61
190	U.S. Treasury Note	2.00	2/15/23	189
95	U.S. Treasury Note	2.00	8/31/21	95
95	U.S. Treasury Note	2.00	10/31/21	95
5	U.S. Treasury Note	2.13	8/31/20	5
105	U.S. Treasury Note	2.13	1/31/21	107
100	U.S. Treasury Note	2.13	9/30/21	101
125	U.S. Treasury Note	2.13	6/30/21	127
95	U.S. Treasury Note	2.13	12/31/21	96
134	U.S. Treasury Note	2.13	8/15/21	136
108	U.S. Treasury Note	2.25	3/31/21	110
125	U.S. Treasury Note	2.25	11/30/17	129
105	U.S. Treasury Note	2.25	4/30/21	107
81	U.S. Treasury Note	2.25	3/31/16	83
170	U.S. Treasury Note	2.25	11/15/24	171
100	U.S. Treasury Note	2.25	7/31/21	102
135	U.S. Treasury Note	2.38	7/31/17	140
110	U.S. Treasury Note	2.38	12/31/20	113
125	U.S. Treasury Note	2.38	8/15/24	127
115	U.S. Treasury Note	2.50	8/15/23	119
50	U.S. Treasury Note	2.50	6/30/17	52
255	U.S. Treasury Note	2.50	5/15/24	264
224	U.S. Treasury Note	2.63	11/15/20	234
65	U.S. Treasury Note	2.63	4/30/18	68
115	U.S. Treasury Note	2.63	8/15/20	120
100	U.S. Treasury Note	2.75	2/28/18	105
95	U.S. Treasury Note	2.75	2/15/24	100
236	U.S. Treasury Note	2.75	11/15/23	248
85	U.S. Treasury Note	2.75	2/15/19	89
127	U.S. Treasury Note	2.75	12/31/17	133
60	U.S. Treasury Note	2.75	11/30/16	62
9	U.S. Treasury Note	2.75	5/31/17	9
123	U.S. Treasury Note	3.00	9/30/16	128
89	U.S. Treasury Note	3.00	8/31/16	93
50	U.S. Treasury Note	3.00	2/28/17	52
100	U.S. Treasury Note	3.13	10/31/16	105
61	U.S. Treasury Note	3.13	5/15/19	65
100	U.S. Treasury Note	3.13	1/31/17	105
113	U.S. Treasury Note	3.13	4/30/17	119

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$104	U.S. Treasury Note	3.13	5/15/21	$112
79	U.S. Treasury Note	3.25	6/30/16	82
85	U.S. Treasury Note	3.25	12/31/16	89
83	U.S. Treasury Note	3.25	7/31/16	87
85	U.S. Treasury Note	3.25	3/31/17	90
121	U.S. Treasury Note	3.38	11/15/19	131
120	U.S. Treasury Note	3.50	5/15/20	131
100	U.S. Treasury Note	3.50	2/15/18	107
50	U.S. Treasury Note	3.63	8/15/19	55
190	U.S. Treasury Note	3.63	2/15/20	208
185	U.S. Treasury Note	3.63	2/15/21	204
60	U.S. Treasury Note	3.75	11/15/18	65
50	U.S. Treasury Note	3.88	5/15/18	54
30	U.S. Treasury Note	4.00	8/15/18	33
75	U.S. Treasury Note	4.25	11/15/17	82
110	U.S. Treasury Note	4.50	2/15/16	115
100	U.S. Treasury Note	4.50	5/15/17	109
50	U.S. Treasury Note	4.63	2/15/17	54
70	U.S. Treasury Note	4.75	8/15/17	77
70	U.S. Treasury Note	4.88	8/15/16	75
	Total U.S. Treasury Obligations			21,000
	Yankee Dollars — 4.52%
207	AXIS Specialty Finance PLC (Insurance)	5.15	4/1/45	224
229	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	219
207	Barrick International (Barbados) Corp. (Metals & Mining) (c)	6.35	10/15/36	211
353	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	360
283	Credit Suisse NY (Capital Markets)	3.63	9/9/24	288
210	Ensco PLC (Energy Equipment & Services), Callable 4/1/44 @ 100.00 ˆ	5.75	10/1/44	211
124	Fairfax Financial Holdings Ltd. (Insurance) (c)	5.80	5/15/21	133
381	Japan Tobacco, Inc. (Tobacco) (c)	2.10	7/23/18	384
356	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (c)	1.63	4/3/18	349
489	UBS AG (Capital Markets)	2.38	8/14/19	489
354	Volkswagen International Finance NV (Automobiles) (c)	2.38	3/22/17	361
91	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	89
223	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services), Callable 10/17/41 @ 100.00	5.95	4/15/42	189
334	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	306
283	Wesfarmers Ltd. (Food & Staples Retailing) (c)	1.87	3/20/18	282
452	Woodside Finance Ltd. (Oil, Gas & Consumable Fuels), Callable 2/10/21 @ 100.00 (c)	4.60	5/10/21	482
	Total Yankee Dollars			4,577
	Time Deposit — 0.03%
32	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	1/2/15	32
	Total Time Deposit			32

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds — 16.54%
13,195,434	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (e)	0.00		$13,195
3,213,552	SSgA Treasury Money Market Fund (e)	0.00		3,214
349,541	SSgA U.S. Government Money Market Fund (e)	0.00		350
	Total Mutual Funds			16,759
	Total Investments Before TBA Sale Commitments (cost $103,009) — 103.24%			104,573
	TBA Sale Commitments (f) — (0.53)%
$(115)	Fannie Mae, 15 YR TBA	4.50	1/25/30	(121)
(50)	Freddie Mac, Gold 15 YR TBA	4.50	1/15/30	(53)
(100)	Freddie Mac, Gold 30 YR TBA	5.50	1/15/44	(112)
(50)	Government National Mortgage Association, 30 YR TBA	2.50	1/20/45	(49)
(25)	Government National Mortgage Association, 30 YR TBA	3.00	2/15/45	(26)
(100)	Government National Mortgage Association, 30 YR TBA	5.00	1/15/45	(110)
(50)	Government National Mortgage Association, 30 YR TBA	5.50	1/15/45	(56)
	Total TBA Sale Commitments			(527)
	Liabilities in excess of other assets — (2.71)%			(2,746)
	Net Assets — 100.00%			$101,300
ˆ	All or part of this security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014, was $591 (amount in thousands).
(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2014.
(b)	Rate disclosed represents effective yield at purchase.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(e)	The rate disclosed is the rate in effect on December 31, 2014.
(f)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

MTN — Medium Term Note

TBA — Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Core Fixed Income Portfolio	Mellon Capital Management Corporation	Seix Investment Advisors LLC	HC Capital Solutions	Total
Asset Backed Securities	0.52%	—	—	0.52%
Collateralized Mortgage Obligations	2.25%	—	—	2.25%
U.S. Government Agency Mortgages	31.57%	—	—	31.57%
U.S. Government Agency Securities	1.93%	—	—	1.93%
Corporate Bonds	0.03%	25.12%	—	25.15%
U.S. Treasury Obligations	20.73%	—	—	20.73%
Yankee Dollars	—	4.52%	—	4.52%
Time Deposit	0.03%	—	—	0.03%
Mutual Funds	3.17%	0.35%	13.02%	16.54%
Other Assets (Liablities)	-3.52%	0.28%	—	-3.24%
Total Net Assets	56.71%	30.27%	13.02%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Security — 0.72%
$4,700	Magnus-Relda Holding Vier GmbH, Series 1A, Class JNR (a)	7.00	10/28/24	$5,660
	Total Asset Backed Security			5,660
	Collateralized Mortgage Obligations — 6.97%
6,000	Banc of America Merrill Lynch Mezzanine Securities Trust, Series 2014-INMZ, Class MZB (a)(b)(c)	8.65	12/15/19	6,002
8,000	BLCP Hotel Trust, Series 2014-CLMZ, Class M (a)(b)	5.89	8/15/29	7,948
2,000	Carefree Portfolio Trust, Series 2014-CMZA, Class MZA (a)(b)(c)	6.13	11/15/29	2,000
6,000	Carefree Portfolio Trust, Series 2014-CMZB, Class MZB (a)(b)(c)	7.88	11/15/29	6,000
350	Commercial Mortgage Trust, Series 2013-CR13, Class E (a)(b)	4.76	12/10/23	304
420	Commercial Mortgage Trust, Series 2013-CR12, Class E (a)(b)	5.09	10/10/46	373
3,000	Credit Suisse European Mortgage Capital Trust, Series 2014-1MGN, Class B (a)(b)	7.16	7/20/22	3,630
6,000	Credit Suisse Mortgage Trust, Series 2014-TIKI, Class F (a)(b)	3.98	9/15/38	6,000
600	Goldman Sachs Mortgage Securities Trust, Series 2013-GC14, Class F (a)(b)	4.77	8/10/46	511
6,000	Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M (a)(b)(c)	6.39	11/15/19	5,995
3,900	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBMZ, Class M (a)(b)	6.38	10/15/29	3,908
4,600	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-INMZ, Class M (a)(b)	6.39	6/15/29	4,603
390	Morgan Stanley BAML Trust, Series 2013-C10, Class G (a)(b)	4.08	7/15/46	318
4,726	UBS - Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (a)(b)	4.89	5/10/63	2,764
8,192	UBS - Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (a)(b)	5.00	5/10/63	4,195
510	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E (a)	3.50	7/15/46	393
	Total Collateralized Mortgage Obligations			54,944
	Corporate Bonds — 63.01%
1,500	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 7/1/17 @ 103.84	5.13	7/1/22	1,478
2,443	Activision Blizzard, Inc. (Software), Callable 9/15/16 @ 104.22 (a)	5.63	9/15/21	2,565
541	Activision Blizzard, Inc. (Software)	6.13	9/15/23	583
3,708	Aleris International, Inc. (Metals & Mining), Callable 2/17/15 @ 103.81	7.63	2/15/18	3,726
1,279	Aleris International, Inc. (Metals & Mining), Callable 11/1/15 @ 106.00	7.88	11/1/20	1,273
1,609	Allegion US Holding Co., Inc. (Household Durables), Callable 10/1/16 @ 104.31	5.75	10/1/21	1,702
2,069	Alliant Techsystems, Inc. (Aerospace & Defense), Callable 10/1/16 @ 103.94 (a)	5.25	10/1/21	2,085
2,624	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	3,339
6,634	AMC Networks, Inc. (Media), Callable 7/15/16 @ 104.00	7.75	7/15/21	7,099
500	AmerenEnergy Generating Co., Series H (Independent Power and Renewable Electricity Producers)	7.00	4/15/18	440
2,609	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines)	5.60	7/15/20	2,662
555	American Airlines Pass-Through Trust, Class B (Airlines)	5.63	1/15/21	566
3,832	American Axle & Manufacturing, Inc. (Auto Components), Callable 3/15/16 @ 105.00	6.25	3/15/21	4,023
3,844	Amsted Industries, Inc. (Machinery), Callable 3/15/18 @ 103.00 (a)	5.00	3/15/22	3,777
393	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69	5.38	9/15/24	382
1,644	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.13	10/1/21	1,644
1,049	Aramark Services, Inc. (Food Products), Callable 3/15/15 @ 104.31	5.75	3/15/20	1,083
500	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/16 @ 104.00	4.75	11/15/21	475
1,144	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/1/18 @ 102.94	5.88	8/1/23	1,133
1,783	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.00	6.63	10/1/20	1,814
2,157	Audatex North America, Inc. (Software), Callable 6/15/17 @ 103.00 (a)	6.00	6/15/21	2,222
829	B&G Foods, Inc. (Food Products), Callable 6/1/16 @ 103.47	4.63	6/1/21	809
247	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 10/15/17 @ 104.00	7.75	10/15/22	185
200	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 103.00	6.38	9/15/22	152

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.00	6.75	11/1/20	$1,260
6,000	Bill Barrett Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/17 @ 103.50	7.00	10/15/22	4,830
1,799	BI-LO LLC/BI-LO Finance Corp. (Food Products), Callable 2/15/15 @ 105.00 (a)	9.25	2/15/19	1,655
2,556	Blue Racer Mid LLC/Finan (Oil, Gas & Consumable Fuels) (a)	6.13	11/15/22	2,467
401	Building Materials Corp. of America (Building Products), Callable 5/1/16 @ 103.00	6.75	5/1/21	424
3,995	Calfrac Holdings LP (Energy Equipment & Services), Callable 12/1/15 @ 104.00 (a)	7.50	12/1/20	3,376
6,566	California Resources Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/21 @ 100.00	5.50	9/15/21	5,615
3,257	Calpine Corp. (Independent Power and Renewable Electricity Producers), Callable 1/15/17 @ 103.94 (a)	7.88	1/15/23	3,591
2,832	Cardtronics, Inc. (IT Services), Callable 8/1/17 @ 103.84	5.13	8/1/22	2,761
3,399	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/16 @ 103.75	7.50	9/15/20	3,263
1,206	CBRE Services, Inc. (Real Estate Management & Development), Callable 12/15/24 @ 100.00	5.25	3/15/25	1,230
1,389	CBS Outdoor Americas Capital LLC (Real Estate Investment Trusts), Callable 2/15/17 @ 103.94	5.25	2/15/22	1,399
2,315	CBS Outdoor Americas Capital LLC (Real Estate Investment Trusts), Callable 9/15/17 @ 102.94	5.88	3/15/25	2,332
1,310	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/18 @ 103.00	5.13	2/15/23	1,281
831	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 9/30/17 @ 103.00	5.25	9/30/22	829
1,085	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 3/15/16 @ 104.00	5.25	3/15/21	1,093
3,340	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 3/1/18 @ 103.00	5.75	9/1/23	3,382
1,370	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 4/30/15 @ 104.88	6.50	4/30/21	1,439
773	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 1/31/17 @ 103.00	6.63	1/31/22	821
725	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/17/15 @ 103.50	7.00	1/15/19	752
3,294	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	3,418
2,061	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	2,138
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	263
2,864	Cenveo Corp. (Commercial Services & Supplies), Callable 2/1/19 @ 100.00 (a)	6.00	8/1/19	2,591
1,360	Cenveo Corp. (Commercial Services & Supplies), Callable 5/15/15 @ 106.00 ˆ	11.50	5/15/17	1,238
6,178	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Media), Callable 9/15/15 @ 105.00 (a)	6.38	9/15/20	6,395
2,388	Chemtura Corp. (Chemicals), Callable 7/15/16 @ 104.00	5.75	7/15/21	2,328
623	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.00	4.88	4/15/22	606
2,000	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	5.75	3/15/23	2,060
220	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	231
95	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	101
500	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	8/15/20	531
1,190	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	1,279
1,450	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.00	5.88	4/15/21	1,512
6,370	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 7/15/16 @ 104.00	7.13	7/15/20	6,792
1,905	Cincinnati Bell, Inc. (Diversified Telecommunication Services), Callable 10/15/15 @ 104.00	8.38	10/15/20	2,000
2,155	CIT Group, Inc. (Diversified Financial Services) (a)	4.75	2/15/15	2,157
2,013	CIT Group, Inc. (Diversified Financial Services)	5.00	8/15/22	2,068
1,080	CIT Group, Inc. (Diversified Financial Services)	5.25	3/15/18	1,126
1,515	CIT Group, Inc. (Diversified Financial Services) (a)	6.63	4/1/18	1,644
2,908	Clayton Williams Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/1/15 @ 104.00	7.75	4/1/19	2,472
3,669	Clear Channel Worldwide Holdings, Inc., Series B (Media), Callable 11/15/17 @ 103.00	6.50	11/15/22	3,780
383	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/19 @ 103.00	6.38	3/15/24	356
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/17/15 @ 104.25	8.50	12/15/19	740

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,418	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	$1,354
1,572	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.41 (a)	5.88	4/15/22	1,462
714	Constellation Brands, Inc. (Beverages)	3.75	5/1/21	707
3,020	Constellation Brands, Inc. (Beverages)	4.25	5/1/23	2,997
551	Crestwood Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 104.69	6.13	3/1/22	526
2,618	Crown Castle International Corp. (Real Estate Investment Trusts)	5.25	1/15/23	2,670
4,773	CTR Partnership LP/CareTrust Capital Corp. (Real Estate Investment Trusts), Callable 6/1/17 @ 102.94	5.88	6/1/21	4,833
1,856	D.R. Horton, Inc. (Household Durables), Callable 12/1/18 @ 100.00	3.75	3/1/19	1,837
753	D.R. Horton, Inc. (Household Durables), Callable 6/15/22 @ 100.00	4.38	9/15/22	738
574	DigitalGlobe, Inc. (Aerospace & Defense), Callable 2/1/17 @ 103.00	5.25	2/1/21	545
2,060	DISH DBS Corp. (Media)	5.13	5/1/20	2,075
1,428	DISH DBS Corp. (Media)	5.88	7/15/22	1,464
1,000	DISH DBS Corp. (Media)	6.75	6/1/21	1,075
965	DISH DBS Corp. (Media)	7.88	9/1/19	1,095
1,390	DPL, Inc. (Electric Utilities), Callable 7/15/21 @ 100.00	7.25	10/15/21	1,418
145	EchoStar DBS Corp. (Media)	7.13	2/1/16	152
2,419	Equinix, Inc. (Internet Software & Services), Callable 4/1/17 @ 102.44	4.88	4/1/20	2,407
581	Equinix, Inc. (Internet Software & Services), Callable 4/1/18 @ 103.00	5.38	4/1/23	581
3,141	First Cash Financial Services, Inc. (Consumer Finance), Callable 4/1/17 @ 105.06	6.75	4/1/21	3,267
2,281	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/21 @ 100.00	6.25	9/15/21	2,292
1,645	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	1,847
4,264	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	4,754
3,536	FTS International, Inc. (Oil, Gas & Consumable Fuels), Callable 5/1/17 @ 105.00 (a)	6.25	5/1/22	2,581
615	Gannett Co., Inc. (Media), Callable 9/15/17 @ 102.44	4.88	9/15/21	610
41	Gannett Co., Inc. (Media), Callable 9/15/19 @ 102.75	5.50	9/15/24	41
210	GCI, Inc. (Diversified Telecommunication Services), Callable 6/1/16 @ 103.00	6.75	6/1/21	206
2,015	GCI, Inc. (Diversified Telecommunication Services), Callable 2/17/15 @ 104.31	8.63	11/15/19	2,113
691	General Motors Financial Co. (Diversified Financial Services)	3.50	7/10/19	706
4,589	General Motors Financial Co. (Diversified Financial Services)	4.25	5/15/23	4,679
2,000	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 6/15/19 @ 102.82	5.63	6/15/24	1,800
4,154	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 103.00	5.75	2/15/21	3,863
2,365	GenOn Energy, Inc. (Independent Power and Renewable Electricity Producers)	9.50	10/15/18	2,353
2,603	Gibraltar Industries, Inc. (Building Products), Callable 2/1/17 @ 103.00 (c)	6.25	2/1/21	2,642
3,425	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	4,367
1,883	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 3/1/17 @ 103.00 (a)	6.88	3/1/20	1,836
1,915	Harland Clarke Holdings Corp. (IT Services), Callable 8/1/15 @ 105.00 (a)	9.75	8/1/18	2,025
1,787	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	1,957
2,555	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	2,863
900	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 104.00 (a)	7.63	4/15/21	905
2,999	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 2/15/15 @ 104.00 (a)	8.00	2/15/20	3,059
4,040	Hornbeck Offshore Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 104.00	5.00	3/1/21	3,313
700	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	6.50	6/15/19	751
1,275	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	7.63	6/15/21	1,403
2,873	Huntsman International LLC (Chemicals), Callable 8/15/20 @ 100.00	4.88	11/15/20	2,851
1,232	Huntsman International Ltd. (Chemicals) (a)	5.13	11/15/22	1,214

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,663	IAC/InterActiveCorp (Internet Software & Services), Callable 2/17/15 @ 104.88	4.88	11/30/18	$3,727
3,691	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 103.00	5.75	6/15/23	3,706
224	International Lease Finance Corp. (Diversified Financial Services)	4.63	4/15/21	228
376	International Lease Finance Corp. (Diversified Financial Services)	5.88	8/15/22	408
1,055	International Lease Finance Corp. (Diversified Financial Services)	5.88	4/1/19	1,137
1,125	International Lease Finance Corp. (Diversified Financial Services)	6.25	5/15/19	1,229
1,000	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 8/15/17 @ 103.00	5.75	8/15/24	1,006
980	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 10/1/15 @ 104.00	7.75	10/1/19	1,049
1,100	J.B. Poindexter & Co., Inc. (Auto Components), Callable 4/1/17 @ 105.00 (a)	9.00	4/1/22	1,188
8,000	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 6/1/15 @ 105.44 (a)	7.25	6/1/21	8,240
2,622	JMC Steel Group, Inc. (Metals & Mining), Callable 2/17/15 @ 106.19 (a)	8.25	3/15/18	2,491
8,518	Key Energy Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 103.00	6.75	3/1/21	5,281
435	Kinder Morgan (Delaware), Inc. (Oil, Gas & Consumable Fuels), Callable 8/15/23 @ 100.00 (a)	5.63	11/15/23	466
3,556	Kindred Healthcare, Inc. (Health Care Providers & Services), Callable 4/15/17 @ 105.00 (a)	6.38	4/15/22	3,387
1,209	KLX, Inc. (Aerospace & Defense), Callable 12/1/17 @ 104.41 (a)	5.88	12/1/22	1,221
2,650	Lamar Media Corp. (Media), Callable 2/1/17 @ 102.94	5.88	2/1/22	2,749
2,262	LifePoint Hospitals, Inc. (Health Care Providers & Services), Callable 12/1/16 @ 104.13	5.50	12/1/21	2,313
3,787	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	4,071
100	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	113
170	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	193
2,988	Lin Television Corp. (Cable & Satellite), Callable 1/15/17 @ 103.00	6.38	1/15/21	2,981
6,488	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.31	8.63	4/15/20	5,646
522	Lynx I Corp. (Media), Callable 4/15/17 @ 103.00 (a)	5.38	4/15/21	539
4,145	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 104.00	7.25	2/15/21	3,896
693	Media General Financing Sub, Inc. (Health Care Providers & Services) (a)	5.88	11/15/22	686
5,494	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	5,905
7,227	MGM Resorts International (Hotels, Restaurants & Leisure) ˆ	5.25	3/31/20	7,173
4,967	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 2/15/17 @ 103.00	6.38	2/15/22	5,278
1,615	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 5/1/16 @ 103.00	6.88	5/1/21	1,728
1,722	Multi-Color Corp. (Professional Services), Callable 12/1/17 @ 104.60 (a)	6.13	12/1/22	1,722
6,023	Navient LLC (Consumer Finance)	6.13	3/25/24	5,917
3,282	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94	5.88	12/15/21	3,372
1,906	Netflix, Inc. (Internet & Catalog Retail) (a)	5.75	3/1/24	1,982
3,184	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 105.00 (a)	6.88	10/15/21	3,136
3,012	Nielsen Finance LLC/Nielsen Finance Co. (Media), Callable 10/1/16 @ 102.00	4.50	10/1/20	3,027
1,782	Nielsen Finance LLC/Nielsen Finance Co. (Media), Callable 4/15/17 @ 104.00 (a)	5.00	4/15/22	1,791
495	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 7/15/18 @ 103.12	6.25	7/15/22	506
3,157	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/15/16 @ 104.00	7.88	5/15/21	3,402
1,575	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 9/1/15 @ 104.00	8.25	9/1/20	1,681
1,759	Nuance Communications, Inc. (Software), Callable 8/15/16 @ 103.00 (a)	5.38	8/15/20	1,763
1,445	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	4.80	9/1/20	1,358
316	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	6.75	2/1/21	334
3,528	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/17 @ 103.44	6.88	3/15/22	3,210

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,296	Ocwen Financial Corp. (Consumer Finance), Callable 5/15/16 @ 105.00 ˆ(a)	6.63	5/15/19	$2,101
1,191	Omnicare, Inc. (Health Care Providers & Services), Callable 9/1/22 @ 100.00	4.75	12/1/22	1,206
2,214	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.00	11/15/18	2,009
790	Peabody Energy Corp. (Oil, Gas & Consumable Fuels) ˆ	6.25	11/15/21	675
3,105	Penske Automotive Group (Auto Components), Callable 12/1/19 @ 102.69	5.38	12/1/24	3,144
2,386	PHH Corp. (Diversified Financial Services), Callable 8/15/17 @ 103.00	6.38	8/15/21	2,186
3,963	PHH Corp. (Diversified Financial Services)	7.38	9/1/19	3,973
3,365	PolyOne Corp. (Chemicals)	5.25	3/15/23	3,363
6,670	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69	7.38	2/15/22	6,670
1,916	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	1,983
2,700	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Products), Callable 8/15/15 @ 103.94	7.88	8/15/19	2,845
875	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 104.22	5.63	7/15/22	818
750	RRI Energy, Inc. (Independent Power and Renewable Electricity Producers)	7.88	6/15/17	746
814	RSI Home Products, Inc. (Household Durables), Callable 3/1/15 @ 105.00 (a)	6.88	3/1/18	851
1,070	Sanchez Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/18 @ 103.00 (a)	6.13	1/15/23	899
2,535	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 3/15/16 @ 103.75	7.50	3/15/21	1,622
1,135	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.00	8.13	10/15/22	715
1,680	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/15 @ 104.38	8.75	1/15/20	1,134
7,379	Select Medical Corp. (Health Care Providers & Services), Callable 6/1/16 @ 105.00	6.38	6/1/21	7,489
2,127	SemGroup Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/16 @ 106.00	7.50	6/15/21	2,127
700	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	810
1,689	Seventy Seven Energy, Inc. (Energy Equipment & Services), Callable 7/15/17 @ 104.88	6.50	7/15/22	988
2,022	Sinclair Television Group, Inc. (Media), Callable 4/1/16 @ 104.00	5.38	4/1/21	2,007
2,379	Sinclair Television Group, Inc. (Media), Callable 10/1/17 @ 103.00	6.13	10/1/22	2,421
368	Sinclair Television Group, Inc. (Media), Callable 11/1/16 @ 105.00	6.38	11/1/21	379
1,488	Sirius XM Radio, Inc. (Media), Callable 8/15/17 @ 103.00 (a)	5.25	8/15/22	1,562
1,143	Sirius XM Radio, Inc. (Media), Callable 10/1/16 @ 103.00 (a)	5.88	10/1/20	1,177
446	Sirius XM Radio, Inc. (Media), Callable 7/15/19 @ 103.00 (a)	6.00	7/15/24	457
1,415	SLM Corp. (Consumer Finance)	5.50	1/15/19	1,447
2,000	SLM Corp., MTN (Consumer Finance)	6.25	1/25/16	2,080
3,571	Smithfield Foods, Inc. (Food Products), Callable 8/15/17 @ 103.00	6.63	8/15/22	3,732
3,880	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	3,958
2,597	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	2,389
410	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	410
960	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	7.00	3/1/20	1,037
165	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	9.00	11/15/18	188
735	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	884
2,003	Standard Pacific Corp. (Household Durables), Callable 5/15/24 @ 100.00	5.88	11/15/24	2,003
129	Steel Dynamics, Inc. (Metals & Mining), Callable 10/1/17 @ 102.56	5.13	10/1/21	131
461	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 103.00	5.25	4/15/23	468
1,000	Steel Dynamics, Inc. (Metals & Mining), Callable 8/15/17 @ 103.00	6.38	8/15/22	1,060
1,549	Steel Dynamics, Inc. (Metals & Mining), Callable 3/15/15 @ 104.00	7.63	3/15/20	1,615
1,127	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 103.00	6.38	8/1/22	1,141
5,920	Tenet Healthcare Corp. (Health Care Providers & Services)	6.00	10/1/20	6,357
461	Tesoro Logistics LP (Oil, Gas & Consumable Fuels), Callable 10/15/18 @ 103.13 (a)	6.25	10/15/22	460
1,437	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.00	5.88	10/1/20	1,441
2,213	The ADT Corp. (Commercial Services & Supplies)	3.50	7/15/22	1,887
1,655	The ADT Corp. (Commercial Services & Supplies) ˆ	6.25	10/15/21	1,701

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$5,050	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	$5,706
15	The AES Corp. (Independent Power and Renewable Electricity Producers)	7.75	10/15/15	16
250	The AES Corp. (Independent Power and Renewable Electricity Producers)	8.00	6/1/20	286
2,196	The Goodyear Tire & Rubber Co. (Auto Components), Callable 3/1/16 @ 104.88	6.50	3/1/21	2,328
2,900	The Goodyear Tire & Rubber Co. (Auto Components)	8.75	8/15/20	3,357
1,177	The Men's Wearhouse, Inc. (Specialty Retail), Callable 7/1/17 @ 105.00 ˆ(a)	7.00	7/1/22	1,209
1,481	The Ryland Group, Inc. (Household Durables)	5.38	10/1/22	1,437
163	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/15 @ 103.00	5.25	9/1/18	169
627	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/18 @ 103.00	6.00	3/1/23	629
692	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/18 @ 103.00	6.13	1/15/22	702
2,423	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/17 @ 103.00	6.25	4/1/21	2,480
6,064	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/16 @ 103.27	6.54	4/28/20	6,261
1,305	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/18 @ 103.00	6.63	4/1/23	1,336
162	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/28/18 @ 103.00	6.84	4/28/23	167
1,962	Toll Brothers Finance Corp. (Household Durables)	5.88	2/15/22	2,094
1,320	TRW Automotive, Inc. (Auto Components) (a)	4.50	3/1/21	1,327
855	United Airlines Pass Through Trust, Class B (Airlines)	4.63	9/3/22	837
520	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 5/15/16 @ 104.00	7.38	5/15/20	562
2,636	United Rentals NA, Inc. (Commercial Services & Supplies), Callable 4/15/17 @ 104.00	7.63	4/15/22	2,897
3,470	Universal Hospital Services, Inc. (Health Care Equipment & Supplies), Callable 8/15/15 @ 106.00	7.63	8/15/20	2,984
5,348	URS Corp. (Industrial Conglomerates), Callable 1/1/22 @ 100.00	5.00	4/1/22	5,027
1,038	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 10/15/16 @ 103.00 (a)	6.38	10/15/20	1,085
4,778	ViaSat, Inc. (Communications Equipment), Callable 6/15/16 @ 103.00	6.88	6/15/20	4,969
2,814	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	3,278
2,286	West Corp. (Commercial Services & Supplies), Callable 7/15/17 @ 104.00 (a)	5.38	7/15/22	2,189
1,672	Weyerhaeuser Real Estate Co. (Real Estate Investment Trusts) (a)	4.38	6/15/19	1,649
3,446	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/18 @ 100.00	5.00	3/15/19	3,222
3,556	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/20 @ 100.00	5.75	3/15/21	3,298
901	William Lyon Homes, Inc. (Household Durables), Callable 4/15/16 @ 104.31	5.75	4/15/19	899
15	Windstream Corp. (Diversified Telecommunication Services), Callable 2/1/18 @ 103.00	6.38	8/1/23	14
533	Windstream Corp. (Diversified Telecommunication Services), Callable 4/1/16 @ 104.00	7.50	4/1/23	530
655	Windstream Corp. (Diversified Telecommunication Services), Callable 6/1/17 @ 104.00	7.50	6/1/22	653
600	Windstream Corp. (Diversified Telecommunication Services), Callable 10/15/15 @ 104.00	7.75	10/15/20	618
4,750	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	5,143
	Total Corporate Bonds			496,417
	Yankee Dollars — 14.85%
294	Aercap Ireland Capital Ltd./AerCap Global Aviation Trust (Diversified Financial Services)	5.00	10/1/21	304
3,343	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Diversified Financial Services) (a)	3.75	5/15/19	3,310
1,063	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Diversified Financial Services) (a)	4.50	5/15/21	1,076
292	Aircastle Ltd. (Trading Companies & Distributors)	6.25	12/1/19	308
50	Aircastle Ltd. (Trading Companies & Distributors)	6.75	4/15/17	53
530	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	587
1,720	Albea Beauty Holdings SA (Personal Products), Callable 11/1/15 @ 106.00 (a)	8.38	11/1/19	1,806
1,714	Arcelormittal (Metals & Mining)	6.75	2/25/22	1,830
5,315	ArcelorMittal (Metals & Mining)	5.75	8/5/20	5,514
2,971	Barry Callebaut Services NV (Food Products) (a)	5.50	6/15/23	3,166
736	Baytex Energy Corp. (Oil, Gas & Consumable Fuels), Callable 6/1/17 @ 103.00 (a)	5.13	6/1/21	626

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,180	Bombardier, Inc. (Aerospace & Defense) (a)	5.75	3/15/22	$1,195
172	Bombardier, Inc. (Aerospace & Defense) ˆ(a)	6.13	1/15/23	175
1,295	Calcipar SA (Building Products), Callable 5/1/15 @ 103.00 (a)	6.88	5/1/18	1,301
2,107	Cogeco Cable, Inc. (Media), Callable 5/1/16 @ 104.00 (a)	4.88	5/1/20	2,107
5,702	Drill Rigs Holdings, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 103.00 (a)	6.50	10/1/17	4,704
5,764	First Quantum Minerals Ltd. (Metals & Mining), Callable 2/15/18 @ 103.50 (a)	7.00	2/15/21	5,189
55	First Quantum Minerals Ltd. (Metals & Mining), Callable 10/15/15 @ 105.44	7.25	10/15/19	51
1,351	First Quantum Minerals Ltd. (Metals & Mining), Callable 5/15/17 @ 105.00 (a)	7.25	5/15/22	1,216
400	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 4/1/17 @ 103.44 ˆ(a)	6.88	4/1/22	333
2,245	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 11/1/15 @ 104.00 ˆ(a)	8.25	11/1/19	2,043
2,422	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/16 @ 105.00 (a)	6.75	7/15/21	2,416
2,158	Grifols Worldwide Operations Ltd. (Pharmaceuticals), Callable 4/1/17 @ 104.75 (a)	5.25	4/1/22	2,207
775	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 105.00 (a)	9.50	10/1/20	752
2,608	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 104.75	9.50	10/1/20	2,530
2,145	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 10/15/15 @ 103.63	7.25	10/15/20	2,266
2,150	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/21	2,301
3,224	Intergen NV (Electric Utilities), Callable 6/30/18 @ 103.50 (a)	7.00	6/30/23	3,063
3,166	Lundin Mining Corp. (Metals & Mining) (a)	7.50	11/1/20	3,134
843	Lundin Mining Corp. (Metals & Mining) (a)	7.88	11/1/22	843
3,691	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.00 (a)	6.38	1/30/23	3,294
3,751	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/15 @ 105.00 (a)	6.50	3/15/21	3,423
400	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/30/18 @ 104.00 (a)	7.00	3/31/24	362
3,393	Navios Maritime Holdings, Inc. (Marine), Callable 1/15/17 @ 106.00 (a)	7.38	1/15/22	3,105
1,021	NCL Corp. Ltd. (Hotels Restaurants & Leisure) (a)	5.25	11/15/19	1,029
1,204	Norbord, Inc. (Paper & Forest Products) (a)	5.38	12/1/20	1,168
2,208	Northern Blizzard Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 105.00 (a)	7.25	2/1/22	1,788
1,555	Novelis, Inc. (Metals & Mining), Callable 2/17/15 @ 104.19	8.38	12/15/17	1,613
4,348	Pacific Drilling SA (Oil, Gas & Consumable Fuels), Callable 6/1/16 @ 104.00 (a)	5.38	6/1/20	3,544
2,521	Pacific Drilling V Ltd. (Oil, Gas & Consumable Fuels), Callable 12/1/15 @ 104.00 (a)	7.25	12/1/17	2,269
3,405	Quebecor Media, Inc. (Media)	5.75	1/15/23	3,481
3,488	Rexel SA (Trading Companies & Distributors), Callable 6/15/16 @ 103.94 (a)	5.25	6/15/20	3,514
1,672	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	1,756
1,964	Seagate HDD Cayman (Technology Hardware, Storage & Peripherals) (a)	4.75	1/1/25	2,023
1,782	SoftBank Corp. (Wireless Telecommunication Services) (a)	4.50	4/15/20	1,755
3,672	Stackpole International Intermediate Co. (Auto Components), Callable 10/15/16 @ 106.00 (a)	7.75	10/15/21	3,672
2,038	Stena AB (Marine) (a)	7.00	2/1/24	1,865
2,836	Telecom Italia Capital (Diversified Telecommunication Services)	7.00	6/4/18	3,147
1,269	Tembec Industries, Inc. (Paper & Forest Products), Callable 10/15/16 @ 104.50	9.00	12/15/19	1,248
1,157	The Nielsen Co. (Luxembourg) Sarl (Professional Services), Callable 10/1/16 @ 104.00 (a)	5.50	10/1/21	1,180
3,751	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.00 (a)	6.00	11/1/20	3,113
532	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 105.00 (a)	6.25	4/15/22	447
3,652	UPCB Finance V Ltd. (Diversified Telecommunication Services), Callable 11/15/16 @ 103.63 (a)	7.25	11/15/21	3,994
1,037	UPCB Finance VI Ltd. (Diversified Telecommunication Services), Callable 1/15/17 @ 103.44 (a)	6.88	1/15/22	1,128
836	Videotron Ltee (Media)	5.00	7/15/22	851

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$5,520	VPII Escrow Corp. (Pharmaceuticals), Callable 8/15/15 @ 105.00 (a)	6.75	8/15/18	$5,872
	Total Yankee Dollars			117,047
	Time Deposit — 0.34%
2,700	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	1/2/15	2,700
	Total Time Deposit			2,700
	Mutual Funds — 13.04%
440,900	BlackRock Corporate High Yield Fund, Inc.			5,025
1,332,677	BlackRock Debt Strategies Fund, Inc.			4,957
529,948	Credit Suisse Asset Management Income Fund, Inc.			1,744
260,855	Deutsche High Income Opportunities Fund, Inc.			3,660
269,104	Deutsche High Income Trust			2,352
48,927,645	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (d)	0.00		48,928
296,898	First Trust High Income Long/Short Fund			4,750
225,383	Ivy High Income Opportunity Fund			3,575
267,646	MFS Intermediate High Income Fund			709
306,608	Neuberger Berman High Yield Strategies Fund, Inc.			3,771
413,329	New America High Income Fund, Inc.			3,695
4,490,570	SSgA Treasury Money Market Fund (d)	0.00		4,491
393,331	SSgA U.S. Government Money Market Fund (d)	0.00		393
429,009	Wells Fargo Advantage Income Opportunities Fund			3,814
688,203	Western Asset High Income Opportunity Fund, Inc.			3,696
224,273	Western Asset High Yield Defined Opportunity Fund, Inc.			3,537
719,690	Western Asset Managed High Income Fund, Inc.			3,678
	Total Mutual Funds			102,775
	Repurchase Agreement — 0.63%
5,000	Jefferies LLC (Purchased on 12/31/14, proceeds at maturity $5,000,033 collateralized by U.S. Treasury Obligations, 0.01% – 2.53%, 2/12/15 – 11/15/40 fair value $5,133,237) ˆˆ	0.12	1/2/15	5,000
	Total Repurchase Agreement			5,000
	Total Investments (cost $800,593) — 99.56%			784,543
	Other assets in excess of liabilities — 0.44%			3,434
	Net Assets — 100.00%			$787,977
ˆ	All or part of this security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014, was $9,349 (amount in thousands).
ˆˆ	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2014.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2014.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2014.
(d)	The rate disclosed is the rate in effect on December 31, 2014.

MTN — Medium Term Note

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager, see Note 3 in the Notes to Financial Statements.

The Fixed Income Opportunity Portfolio	City of London Investment Management Company	Fort Washington Investment Advisors, Inc.	Western Asset Management Company	HC Capital Solutions	Total
Asset Backed Security	—	—	0.72%	—	0.72%
Collateralized Mortgage Obligations	—	—	6.97%	—	6.97%
Corporate Bonds	—	63.01%	—	—	63.01%
Yankee Dollars	—	14.85%	—	—	14.85%
Time Deposits	—	0.34%	—	—	0.34%
Mutual Funds	6.26%	—	0.52%	6.26%	13.04%
Repurchase Agreement	—	0.63%	—	—	0.63%
Other Assets (Liablities)	0.03%	0.83%	-0.42%	—	0.44%
Total Net Assets	6.29%	79.66%	7.79%	6.26%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2014.

Short Futures

Number of Contracts	Futures Contracts Positions ˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(37)	Euro FX Future	$(5,599)	3/16/15	$159
	Net Unrealized Appreciation/(Depreciation)			159

Amounts designated as “—” are $0 or have been rounded to $0.

ˆ	Cash has been pledged as collateral for Futures Contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 7.36%
$200	Fannie Mae	0.50	3/30/16	$201
385	Fannie Mae	0.88	10/26/17	382
350	Fannie Mae	0.88	12/20/17	346
300	Fannie Mae	0.88	8/28/17	299
450	Fannie Mae, Callable 2/23/15 @ 100.00	0.95	8/23/17	447
50	Fannie Mae, Callable 2/15/15 @ 100.00	1.00	2/15/18	50
300	Fannie Mae, Series 0001, Callable 1/30/15 @ 100.00	1.00	4/30/18	295
300	Fannie Mae, Callable 3/28/15 @ 100.00	1.00	12/28/17	298
250	Fannie Mae, Callable 3/27/15 @ 100.00	1.07	9/27/17	248
75	Fannie Mae, Callable 3/28/15 @ 100.00	1.13	3/28/18	74
250	Fannie Mae, Callable 2/28/15 @ 100.00	1.15	2/28/18	249
350	Fannie Mae	1.25	9/28/16	354
150	Fannie Mae, Callable 1/29/15 @ 100.00	1.55	10/29/19	148
200	Fannie Mae	1.75	11/26/19	200
600	Fannie Mae	1.88	2/19/19	609
350	Fannie Mae	1.88	9/18/18	356
100	Fannie Mae, Callable 2/22/15 @ 100.00	2.50	2/22/23	98
500	Fannie Mae	2.63	9/6/24	506
430	Fannie Mae (a)	2.86	10/9/19	387
410	Fannie Mae	5.00	2/13/17	446
300	Fannie Mae	5.00	3/15/16	316
400	Fannie Mae	5.25	9/15/16	431
200	Fannie Mae	5.38	6/12/17	221
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	160
85	Fannie Mae	6.21	8/6/38	128
95	Fannie Mae	6.25	5/15/29	132
160	Fannie Mae	6.63	11/15/30	238
180	Fannie Mae	7.25	5/15/30	280
150	Federal Farm Credit Bank, Callable 1/16/15 @ 100.00	0.54	11/7/16	150
250	Federal Farm Credit Bank	5.13	8/25/16	269
200	Federal Home Loan Bank, Series 1	0.88	5/24/17	200
500	Federal Home Loan Bank, Series 1	1.00	6/21/17	500
170	Federal Home Loan Bank, Callable 1/28/15 @ 100.00	1.25	2/28/18	170
200	Federal Home Loan Bank, Callable 8/28/15 @ 100.00	1.50	2/28/17	201
200	Federal Home Loan Bank	1.75	12/14/18	202
400	Federal Home Loan Bank	2.00	9/14/18	409
300	Federal Home Loan Bank	3.63	3/12/21	327
200	Federal Home Loan Bank	4.13	3/13/20	222
550	Federal Home Loan Bank	4.75	12/16/16	596
250	Federal Home Loan Bank, Series 1069	5.00	11/17/17	278
180	Federal Home Loan Bank	5.25	12/11/20	213
500	Federal Home Loan Bank, Series 656	5.38	5/18/16	533
65	Federal Home Loan Bank	5.50	7/15/36	89
200	Freddie Mac	0.42	9/18/15	200

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$75	Freddie Mac	0.50	1/28/16	$75
100	Freddie Mac, Callable 3/20/15 @ 100.00	0.57	6/20/16	100
150	Freddie Mac, Callable 4/5/15 @ 100.00	0.75	10/5/16	150
500	Freddie Mac	0.88	3/7/18	494
400	Freddie Mac	0.88	2/22/17	401
500	Freddie Mac	1.00	9/29/17	499
500	Freddie Mac	1.00	3/8/17	501
125	Freddie Mac, Callable 1/30/15 @ 100.00	1.02	4/30/18	123
245	Freddie Mac, Callable 3/12/15 @ 100.00	1.20	6/12/18	242
300	Freddie Mac, Callable 3/5/15 @ 100.00	1.25	12/5/17	299
100	Freddie Mac	1.25	10/2/19	98
200	Freddie Mac	1.25	8/1/19	196
200	Freddie Mac	1.38	5/1/20	195
250	Freddie Mac, Callable 6/26/15 @ 100.00	1.40	8/22/19	246
300	Freddie Mac	2.00	8/25/16	307
450	Freddie Mac	2.38	1/13/22	455
100	Freddie Mac, Callable 6/29/15 @ 100.00	2.50	4/17/23	99
800	Freddie Mac	4.75	1/19/16	837
1,040	Freddie Mac	5.25	4/18/16	1,104
250	Freddie Mac	6.25	7/15/32	365
80	Freddie Mac	6.75	3/15/31	120
310	Tennessee Valley Authority	4.70	7/15/33	372
135	Tennessee Valley Authority	5.25	9/15/39	172
190	Tennessee Valley Authority	6.15	1/15/38	271
	Total U.S. Government Agency Securities			20,179
	Corporate Bond — 0.10%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	275
	Total Corporate Bond			275
	U.S. Treasury Obligations — 78.58%
837	U.S. Treasury Bond	2.75	8/15/42	837
1,171	U.S. Treasury Bond	2.75	11/15/42	1,170
1,416	U.S. Treasury Bond	2.88	5/15/43	1,448
875	U.S. Treasury Bond	3.00	11/15/44	920
439	U.S. Treasury Bond	3.00	5/15/42	461
1,147	U.S. Treasury Bond	3.13	2/15/43	1,232
1,740	U.S. Treasury Bond	3.13	8/15/44	1,873
1,131	U.S. Treasury Bond	3.13	2/15/42	1,218
666	U.S. Treasury Bond	3.13	11/15/41	719
1,405	U.S. Treasury Bond	3.38	5/15/44	1,582
400	U.S. Treasury Bond	3.50	2/15/39	459
1,280	U.S. Treasury Bond	3.63	2/15/44	1,506
900	U.S. Treasury Bond	3.63	8/15/43	1,058
630	U.S. Treasury Bond	3.75	8/15/41	759
1,245	U.S. Treasury Bond	3.75	11/15/43	1,497

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$935	U.S. Treasury Bond	3.88	8/15/40	$1,141
400	U.S. Treasury Bond	4.25	5/15/39	514
690	U.S. Treasury Bond	4.25	11/15/40	893
146	U.S. Treasury Bond	4.38	5/15/41	194
455	U.S. Treasury Bond	4.38	2/15/38	595
682	U.S. Treasury Bond	4.38	11/15/39	894
363	U.S. Treasury Bond	4.38	5/15/40	477
450	U.S. Treasury Bond	4.50	2/15/36	600
800	U.S. Treasury Bond	4.50	8/15/39	1,066
173	U.S. Treasury Bond	4.63	2/15/40	235
775	U.S. Treasury Bond	4.75	2/15/41	1,083
282	U.S. Treasury Bond	5.25	11/15/28	378
520	U.S. Treasury Bond	5.25	2/15/29	699
359	U.S. Treasury Bond	5.38	2/15/31	500
313	U.S. Treasury Bond	5.50	8/15/28	427
310	U.S. Treasury Bond	6.00	2/15/26	425
235	U.S. Treasury Bond	6.13	11/15/27	334
150	U.S. Treasury Bond	6.13	8/15/29	219
122	U.S. Treasury Bond	6.25	8/15/23	162
215	U.S. Treasury Bond	6.25	5/15/30	321
618	U.S. Treasury Bond	6.50	11/15/26	890
200	U.S. Treasury Bond	6.75	8/15/26	292
350	U.S. Treasury Bond	6.88	8/15/25	506
474	U.S. Treasury Bond	7.13	2/15/23	655
300	U.S. Treasury Bond	7.25	8/15/22	413
700	U.S. Treasury Bond	7.50	11/15/16	789
7	U.S. Treasury Bond	7.88	2/15/21	9
350	U.S. Treasury Bond	8.13	8/15/19	453
110	U.S. Treasury Bond	8.13	8/15/21	153
400	U.S. Treasury Bond	8.75	8/15/20	550
180	U.S. Treasury Note	0.25	5/15/16	180
1,700	U.S. Treasury Note	0.25	2/29/16	1,698
1,355	U.S. Treasury Note	0.25	4/15/16	1,353
899	U.S. Treasury Note	0.38	1/15/16	900
814	U.S. Treasury Note	0.38	3/15/16	814
980	U.S. Treasury Note	0.38	10/31/16	976
923	U.S. Treasury Note	0.38	4/30/16	923
1,500	U.S. Treasury Note	0.38	1/31/16	1,501
1,371	U.S. Treasury Note	0.38	2/15/16	1,372
1,714	U.S. Treasury Note	0.38	3/31/16	1,714
1,005	U.S. Treasury Note	0.38	5/31/16	1,004
1,050	U.S. Treasury Note	0.50	7/31/16	1,050
1,335	U.S. Treasury Note	0.50	7/31/17	1,320
970	U.S. Treasury Note	0.50	11/30/16	968

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$870	U.S. Treasury Note	0.50	8/31/16	$870
995	U.S. Treasury Note	0.50	6/30/16	995
935	U.S. Treasury Note	0.50	9/30/16	934
327	U.S. Treasury Note	0.50	6/15/16	327
1,000	U.S. Treasury Note	0.63	2/15/17	998
925	U.S. Treasury Note	0.63	11/15/16	925
1,000	U.S. Treasury Note	0.63	8/15/16	1,002
1,100	U.S. Treasury Note	0.63	10/15/16	1,100
800	U.S. Treasury Note	0.63	4/30/18	784
1,785	U.S. Treasury Note	0.63	5/31/17	1,775
1,000	U.S. Treasury Note	0.63	7/15/16	1,002
1,120	U.S. Treasury Note	0.63	12/15/16	1,119
650	U.S. Treasury Note	0.63	9/30/17	643
800	U.S. Treasury Note	0.63	11/30/17	790
1,220	U.S. Treasury Note	0.63	8/31/17	1,208
1,000	U.S. Treasury Note	0.63	12/31/16	999
1,236	U.S. Treasury Note	0.75	12/31/17	1,223
1,000	U.S. Treasury Note	0.75	10/31/17	992
1,046	U.S. Treasury Note	0.75	3/15/17	1,046
1,150	U.S. Treasury Note	0.75	2/28/18	1,134
513	U.S. Treasury Note	0.75	3/31/18	505
1,100	U.S. Treasury Note	0.75	1/15/17	1,101
1,200	U.S. Treasury Note	0.75	6/30/17	1,196
1,000	U.S. Treasury Note	0.88	1/31/17	1,003
1,281	U.S. Treasury Note	0.88	9/15/16	1,288
680	U.S. Treasury Note	0.88	4/15/17	681
810	U.S. Treasury Note	0.88	8/15/17	808
799	U.S. Treasury Note	0.88	1/31/18	793
380	U.S. Treasury Note	0.88	7/31/19	368
930	U.S. Treasury Note	0.88	6/15/17	929
1,692	U.S. Treasury Note	0.88	4/30/17	1,694
895	U.S. Treasury Note	0.88	7/15/17	894
1,255	U.S. Treasury Note	0.88	2/28/17	1,258
910	U.S. Treasury Note	0.88	10/15/17	907
1,575	U.S. Treasury Note	0.88	12/31/16	1,581
1,022	U.S. Treasury Note	0.88	11/30/16	1,026
940	U.S. Treasury Note	0.88	5/15/17	941
900	U.S. Treasury Note	0.88	11/15/17	896
1,500	U.S. Treasury Note	1.00	8/31/16	1,511
600	U.S. Treasury Note	1.00	8/31/19	584
1,200	U.S. Treasury Note	1.00	3/31/17	1,205
1,210	U.S. Treasury Note	1.00	9/15/17	1,211
716	U.S. Treasury Note	1.00	9/30/19	696
860	U.S. Treasury Note	1.00	12/15/17	858

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$15	U.S. Treasury Note	1.00	10/31/16	$15
1,400	U.S. Treasury Note	1.00	5/31/18	1,386
927	U.S. Treasury Note	1.00	9/30/16	934
515	U.S. Treasury Note	1.00	11/30/19	500
975	U.S. Treasury Note	1.13	12/31/19	951
655	U.S. Treasury Note	1.13	4/30/20	636
400	U.S. Treasury Note	1.13	3/31/20	389
1,150	U.S. Treasury Note	1.25	11/30/18	1,142
1,295	U.S. Treasury Note	1.25	10/31/18	1,287
475	U.S. Treasury Note	1.25	10/31/19	467
600	U.S. Treasury Note	1.25	2/29/20	587
835	U.S. Treasury Note	1.25	1/31/19	827
300	U.S. Treasury Note	1.25	4/30/19	297
500	U.S. Treasury Note	1.38	1/31/20	493
657	U.S. Treasury Note	1.38	6/30/18	658
300	U.S. Treasury Note	1.38	5/31/20	294
800	U.S. Treasury Note	1.38	7/31/18	801
1,600	U.S. Treasury Note	1.38	9/30/18	1,598
368	U.S. Treasury Note	1.38	2/28/19	366
893	U.S. Treasury Note	1.38	12/31/18	890
585	U.S. Treasury Note	1.38	11/30/18	584
1,135	U.S. Treasury Note	1.50	5/31/19	1,132
1,414	U.S. Treasury Note	1.50	7/31/16	1,436
820	U.S. Treasury Note	1.50	3/31/19	820
1,250	U.S. Treasury Note	1.50	10/31/19	1,242
1,176	U.S. Treasury Note	1.50	2/28/19	1,177
1,800	U.S. Treasury Note	1.50	8/31/18	1,809
750	U.S. Treasury Note	1.50	6/30/16	761
1,210	U.S. Treasury Note	1.50	11/30/19	1,202
1,233	U.S. Treasury Note	1.50	1/31/19	1,233
840	U.S. Treasury Note	1.50	12/31/18	841
1,120	U.S. Treasury Note	1.63	8/15/22	1,089
1,205	U.S. Treasury Note	1.63	12/31/19	1,203
1,660	U.S. Treasury Note	1.63	8/31/19	1,662
1,257	U.S. Treasury Note	1.63	11/15/22	1,219
1,230	U.S. Treasury Note	1.63	4/30/19	1,234
1,160	U.S. Treasury Note	1.63	6/30/19	1,163
1,160	U.S. Treasury Note	1.63	7/31/19	1,162
1,220	U.S. Treasury Note	1.63	3/31/19	1,225
1,000	U.S. Treasury Note	1.75	10/31/20	996
711	U.S. Treasury Note	1.75	5/31/16	724
1,090	U.S. Treasury Note	1.75	5/15/22	1,072
1,400	U.S. Treasury Note	1.75	9/30/19	1,408
640	U.S. Treasury Note	1.75	10/31/18	648

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$2,098	U.S. Treasury Note	1.75	5/15/23	$2,042
1,000	U.S. Treasury Note	1.88	11/30/21	994
1,200	U.S. Treasury Note	1.88	10/31/17	1,228
1,000	U.S. Treasury Note	1.88	8/31/17	1,023
816	U.S. Treasury Note	1.88	9/30/17	835
750	U.S. Treasury Note	1.88	6/30/20	755
633	U.S. Treasury Note	2.00	1/31/16	644
766	U.S. Treasury Note	2.00	2/28/21	771
866	U.S. Treasury Note	2.00	4/30/16	884
940	U.S. Treasury Note	2.00	5/31/21	945
1,050	U.S. Treasury Note	2.00	11/30/20	1,059
980	U.S. Treasury Note	2.00	10/31/21	983
870	U.S. Treasury Note	2.00	8/31/21	873
1,000	U.S. Treasury Note	2.00	7/31/20	1,013
955	U.S. Treasury Note	2.00	9/30/20	965
1,538	U.S. Treasury Note	2.00	2/15/23	1,532
843	U.S. Treasury Note	2.00	2/15/22	845
1,500	U.S. Treasury Note	2.00	11/15/21	1,506
935	U.S. Treasury Note	2.13	9/30/21	946
1,035	U.S. Treasury Note	2.13	8/31/20	1,053
1,547	U.S. Treasury Note	2.13	8/15/21	1,565
750	U.S. Treasury Note	2.13	1/31/21	761
400	U.S. Treasury Note	2.13	2/29/16	408
960	U.S. Treasury Note	2.13	6/30/21	972
1,000	U.S. Treasury Note	2.13	12/31/21	1,010
1,360	U.S. Treasury Note	2.25	11/15/24	1,369
850	U.S. Treasury Note	2.25	4/30/21	867
300	U.S. Treasury Note	2.25	3/31/16	307
374	U.S. Treasury Note	2.25	11/30/17	387
665	U.S. Treasury Note	2.25	7/31/21	678
500	U.S. Treasury Note	2.25	7/31/18	516
1,010	U.S. Treasury Note	2.25	3/31/21	1,031
1,295	U.S. Treasury Note	2.38	7/31/17	1,342
1,085	U.S. Treasury Note	2.38	12/31/20	1,117
200	U.S. Treasury Note	2.38	5/31/18	207
450	U.S. Treasury Note	2.38	6/30/18	466
1,820	U.S. Treasury Note	2.38	8/15/24	1,854
995	U.S. Treasury Note	2.38	3/31/16	1,020
2,240	U.S. Treasury Note	2.50	5/15/24	2,307
750	U.S. Treasury Note	2.50	6/30/17	780
1,290	U.S. Treasury Note	2.50	8/15/23	1,331
592	U.S. Treasury Note	2.63	4/30/16	609
1,678	U.S. Treasury Note	2.63	11/15/20	1,752
300	U.S. Treasury Note	2.63	4/30/18	314

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$406	U.S. Treasury Note	2.63	1/31/18	$424
465	U.S. Treasury Note	2.63	2/29/16	477
1,347	U.S. Treasury Note	2.63	8/15/20	1,407
648	U.S. Treasury Note	2.75	12/31/17	679
1,937	U.S. Treasury Note	2.75	11/15/23	2,038
700	U.S. Treasury Note	2.75	5/31/17	732
1,000	U.S. Treasury Note	2.75	11/30/16	1,040
1,029	U.S. Treasury Note	2.75	2/15/19	1,083
2,015	U.S. Treasury Note	2.75	2/15/24	2,119
300	U.S. Treasury Note	2.75	2/28/18	314
400	U.S. Treasury Note	2.88	3/31/18	421
900	U.S. Treasury Note	3.00	2/28/17	943
1,015	U.S. Treasury Note	3.00	9/30/16	1,058
767	U.S. Treasury Note	3.00	8/31/16	798
482	U.S. Treasury Note	3.13	4/30/17	508
1,035	U.S. Treasury Note	3.13	1/31/17	1,087
1,230	U.S. Treasury Note	3.13	5/15/19	1,311
1,300	U.S. Treasury Note	3.13	10/31/16	1,359
1,060	U.S. Treasury Note	3.13	5/15/21	1,138
349	U.S. Treasury Note	3.25	7/31/16	364
600	U.S. Treasury Note	3.25	6/30/16	624
1,102	U.S. Treasury Note	3.25	12/31/16	1,158
1,000	U.S. Treasury Note	3.25	5/31/16	1,039
827	U.S. Treasury Note	3.25	3/31/17	872
1,082	U.S. Treasury Note	3.38	11/15/19	1,172
799	U.S. Treasury Note	3.50	2/15/18	856
1,575	U.S. Treasury Note	3.50	5/15/20	1,718
1,152	U.S. Treasury Note	3.63	2/15/21	1,269
1,260	U.S. Treasury Note	3.63	2/15/20	1,381
1,000	U.S. Treasury Note	3.63	8/15/19	1,091
1,000	U.S. Treasury Note	3.75	11/15/18	1,089
665	U.S. Treasury Note	3.88	5/15/18	723
100	U.S. Treasury Note	4.00	8/15/18	110
500	U.S. Treasury Note	4.25	11/15/17	545
900	U.S. Treasury Note	4.50	2/15/16	942
648	U.S. Treasury Note	4.50	5/15/17	704
500	U.S. Treasury Note	4.63	11/15/16	537
580	U.S. Treasury Note	4.63	2/15/17	627
850	U.S. Treasury Note	4.88	8/15/16	910
1,000	U.S. Treasury Note	5.13	5/15/16	1,064
	Total U.S. Treasury Obligations			215,336
	Time Deposit — 0.19%
516	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	1/2/15	516
	Total Time Deposit			516

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Fund — 13.13%
35,985,507	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (b)	0.00		$35,986
	Total Mutual Fund			35,986
	Total Investments (cost $267,706) — 99.36%			272,292
	Other assets in excess of liabilities — 0.64%			1,767
	Net Assets — 100.00%			$274,059
(a)	Rate disclosed represents effective yield at purchase.
(b)	The rate disclosed is the rate in effect on December 31, 2014.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Inflation Protected Securities Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Shares		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 89.01%
$6,769	U.S. Treasury Inflation Index Bond	0.63	2/15/43	$6,364
9,036	U.S. Treasury Inflation Index Bond	0.75	2/15/42	8,779
10,096	U.S. Treasury Inflation Index Bond	1.38	2/15/44	11,427
7,629	U.S. Treasury Inflation Index Bond	1.75	1/15/28	8,636
9,740	U.S. Treasury Inflation Index Bond	2.00	1/15/26	11,161
5,133	U.S. Treasury Inflation Index Bond	2.13	2/15/41	6,701
4,092	U.S. Treasury Inflation Index Bond	2.13	2/15/40	5,304
7,647	U.S. Treasury Inflation Index Bond	2.38	1/15/27	9,152
13,047	U.S. Treasury Inflation Index Bond	2.38	1/15/25	15,318
7,384	U.S. Treasury Inflation Index Bond	2.50	1/15/29	9,162
2,983	U.S. Treasury Inflation Index Bond	3.38	4/15/32	4,231
6,442	U.S. Treasury Inflation Index Bond	3.63	4/15/28	8,854
7,841	U.S. Treasury Inflation Index Bond	3.88	4/15/29	11,223
22,239	U.S. Treasury Inflation Index Note	0.13	4/15/17	22,256
20,293	U.S. Treasury Inflation Index Note	0.13	7/15/22	19,772
24,726	U.S. Treasury Inflation Index Note	0.13	4/15/18	24,635
20,024	U.S. Treasury Inflation Index Note	0.13	7/15/24	19,284
20,385	U.S. Treasury Inflation Index Note	0.13	1/15/23	19,711
19,932	U.S. Treasury Inflation Index Note	0.13	1/15/22	19,387
24,494	U.S. Treasury Inflation Index Note	0.13	4/15/19	24,224
19,764	U.S. Treasury Inflation Index Note	0.13	4/15/16	19,704
20,221	U.S. Treasury Inflation Index Note	0.38	7/15/23	19,991
20,175	U.S. Treasury Inflation Index Note	0.63	1/15/24	20,261
17,823	U.S. Treasury Inflation Index Note	0.63	7/15/21	18,048
16,793	U.S. Treasury Inflation Index Note	1.13	1/15/21	17,445
14,678	U.S. Treasury Inflation Index Note	1.25	7/15/20	15,405
9,663	U.S. Treasury Inflation Index Note	1.38	1/15/20	10,143
7,452	U.S. Treasury Inflation Index Note	1.38	7/15/18	7,805
7,554	U.S. Treasury Inflation Index Note	1.63	1/15/18	7,910
7,873	U.S. Treasury Inflation Index Note	1.88	7/15/19	8,450
9,823	U.S. Treasury Inflation Index Note	2.00	1/15/16	9,968
6,932	U.S. Treasury Inflation Index Note	2.13	1/15/19	7,448
8,343	U.S. Treasury Inflation Index Note	2.38	1/15/17	8,753
9,623	U.S. Treasury Inflation Index Note	2.50	7/15/16	10,031
7,152	U.S. Treasury Inflation Index Note	2.63	7/15/17	7,667
	Total U.S. Treasury Obligations			454,610
	Mutual Funds — 10.61%
52,980,899	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (a)	0.00		52,981
1,178,877	SSgA Treasury Money Market Fund (a)	0.00		1,179
	Total Mutual Funds			54,160
	Total Investments (cost $510,059) — 99.62%			508,770
	Other assets in excess of liabilities — 0.38%			1,923
	Net Assets — 100.00%			$510,693
(a)	The rate disclosed is the rate in effect on December 31, 2014.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 71.30%
$1,387	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,402
4,244	American Airlines, Series 2013-2, Class A (Airlines)	4.95	1/15/23	4,547
2,566	American Express Credit, MTN (Consumer Finance)	1.75	6/12/15	2,580
3,543	American International Group, MTN (Insurance)	5.85	1/16/18	3,961
2,348	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	2,269
3,212	American Tower Corp. (Real Estate Investment Trusts)	5.00	2/15/24	3,405
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	715
4,256	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.85	5/6/21	4,354
1,844	Arch Capital Group (U.S.), Inc. (Insurance)	5.14	11/1/43	2,049
3,101	AT&T, Inc. (Wireless Telecommunication Services)	2.38	11/27/18	3,125
566	AT&T, Inc. (Wireless Telecommunication Services), Callable 12/15/44 @ 100.00	4.35	6/15/45	534
1,775	Bank of America Corp., Series BKNT (Banks)	1.25	2/14/17	1,771
2,588	Bank of America Corp., MTN (Banks)	1.70	8/25/17	2,589
3,442	Bank of America Corp. (Banks)	2.60	1/15/19	3,469
1,697	Bank of America Corp., MTN (Banks)	4.25	10/22/26	1,693
1,796	Barrick NA Finance LLC (Metals & Mining)	5.75	5/1/43	1,782
753	Becton Dickinson & Co. (Health Care Equipment & Supplies), Callable 6/15/44 @ 100.00	4.69	12/15/44	811
495	Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels), Callable 9/15/24 @ 100.00	4.95	12/15/24	492
3,640	Burlington Northern Santa Fe LLC (Road & Rail), Callable 3/1/44 @ 100.00	4.55	9/1/44	3,907
3,395	CC Holdings GS V LLC (Communications Equipment)	3.85	4/15/23	3,372
1,180	Celgene Corp. (Biotechnology), Callable 11/15/43 @ 100.00	4.63	5/15/44	1,224
2,430	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	2,441
1,904	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,009
5,041	Citigroup, Inc. (Banks)	2.50	9/26/18	5,100
1,993	Citigroup, Inc. (Banks)	4.95	11/7/43	2,222
1,585	Comcast Corp. (Media)	4.65	7/15/42	1,735
2,495	Continental Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/24 @ 100.00	3.80	6/1/24	2,232
1,901	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	1,965
1,088	Digital Realty Trust LP (Real Estate Investment Trusts), Callable 12/15/20 @ 100.00	5.25	3/15/21	1,192
2,833	Digital Realty Trust LP (Real Estate Investment Trusts) ˆ	5.88	2/1/20	3,169
592	DIRECTV Holdings LLC (Media), Callable 10/15/24 @ 100.00	3.95	1/15/25	597
1,016	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	1,027
376	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	392
2,731	ERAC USA Finance Co. (Commercial Services & Supplies) (a)	5.25	10/1/20	3,075
658	ERAC USA Finance Co. (Commercial Services & Supplies) (a)	5.60	5/1/15	668
1,883	ERAC USA Finance LLC (Commercial Services & Supplies) (a)	2.80	11/1/18	1,923
1,727	Exelon Generation Co. LLC (Independent Power and Renewable Electricity Producers)	6.20	10/1/17	1,919
3,543	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	3,850
3,335	General Electric Capital Corp., Series G, MTN (Diversified Financial Services), Callable 2/13/24 @ 100.00	3.45	5/15/24	3,446
835	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	864
993	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,102
1,040	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,112
1,308	Goldman Sachs Group, Inc. (Capital Markets)	2.55	10/23/19	1,303
1,956	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	1,968
1,265	HSBC USA, Inc. (Banks)	2.38	11/13/19	1,265
1,346	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,372
3,388	JPMorgan Chase & Co. (Banks)	4.13	12/15/26	3,391
3,221	JPMorgan Chase & Co., Series V (Banks), Callable 7/1/19 @ 100.00, Perpetual Bond (b)	5.00	—	3,152

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$4,686	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	$4,454
1,618	Kohl’s Corp. (Multiline Retail)	6.88	12/15/37	2,043
2,742	L-3 Communications Corp. (Aerospace & Defense), Callable 2/28/24 @ 100.00	3.95	5/28/24	2,765
4,114	Lazard Group LLC (Diversified Financial Services)	4.25	11/14/20	4,336
2,581	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/54 @ 100.00	5.00	9/15/54	2,430
1,360	MassMutual Global Funding LLC (Diversified Financial Services) (a)	2.00	4/5/17	1,379
620	Medtronic, Inc. (Health Care Equipment & Supplies) (a)	3.50	3/15/25	634
1,594	Medtronic, Inc. (Health Care Equipment & Supplies) (a)	4.63	3/15/45	1,728
1,105	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	1,388
3,503	Morgan Stanley (Capital Markets)	3.70	10/23/24	3,551
1,266	Morgan Stanley, Series F (Capital Markets)	3.88	4/29/24	1,299
1,372	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	1,392
1,181	Pacific Gas & Electric Co. (Electric Utilities), Callable 5/15/43 @ 100.00	5.13	11/15/43	1,353
1,274	Reinsurance Group of America, Inc. (Insurance)	4.70	9/15/23	1,369
5,884	Roche Holding, Inc. (Pharmaceuticals), Callable 8/30/19 @ 100.00 (a)	2.25	9/30/19	5,921
3,088	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	3,151
2,173	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	2,688
1,876	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 8/1/43 @ 100.00	5.30	2/1/44	2,155
455	TIAA Asset Management Finance Co. LLC (Insurance) (a)	2.95	11/1/19	456
1,347	TIAA Asset Management Finance Co. LLC (Insurance) (a)	4.13	11/1/24	1,380
838	Time Warner Cable, Inc. (Media), Callable 3/15/42 @ 100.00	4.50	9/15/42	861
3,315	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.20	6/17/15	3,356
3,314	U.S. Bancorp, MTN (Banks), Callable 8/11/24 @ 100.00	3.60	9/11/24	3,365
3,021	U.S. Bank NA, Series BKNT (Banks), Callable 12/30/16 @ 100.00	1.10	1/30/17	3,018
596	Union Pacific Corp. (Road & Rail), Callable 7/15/44 @ 100.00	4.15	1/15/45	621
2,959	United Airlines Pass Through Trust, Series 2014-1, Class A (Airlines)	4.00	10/11/27	3,003
836	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 9/15/42 @ 100.00	4.25	3/15/43	876
6,825	Verizon Communications, Inc. (Diversified Telecommunication Services) (a)	5.01	8/21/54	7,061
4,415	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.95	12/15/18	4,472
	Total Corporate Bonds			177,047
	Yankee Dollars — 12.49%
1,507	AXIS Specialty Finance PLC (Insurance)	5.15	4/1/45	1,632
1,556	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	1,491
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,534
2,043	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	2,083
2,038	Credit Suisse NY (Capital Markets)	3.63	9/9/24	2,073
1,512	Ensco PLC (Energy Equipment & Services), Callable 4/1/44 @ 100.00 ˆ	5.75	10/1/44	1,517
831	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	891
2,611	Japan Tobacco, Inc. (Tobacco) (a)	2.10	7/23/18	2,635
2,049	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (a)	1.63	4/3/18	2,011
3,494	UBS AG (Capital Markets)	2.38	8/14/19	3,494
2,399	Volkswagen International Finance NV (Automobiles) (a)	2.38	3/22/17	2,444
707	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	695
1,949	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services), Callable 10/17/41 @ 100.00	5.95	4/15/42	1,650
1,799	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	1,648
2,034	Wesfarmers Ltd. (Food & Staples Retailing) (a)	1.87	3/20/18	2,027
2,980	Woodside Finance Ltd. (Oil, Gas & Consumable Fuels), Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	3,174
	Total Yankee Dollars			30,999

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds — 15.17%
31,997,018	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (c)	0.00		$31,997
5,662,246	SSgA U.S. Government Money Market Fund (c)	0.00		5,662
	Total Mutual Funds			37,659
	Total Investments (cost $242,200) — 98.96%			245,705
	Other assets in excess of liabilities — 1.04%			2,573
	Net Assets — 100.00%			$248,278
ˆ	All or part of this security was on loan as of December 31, 2014. The total value of securities on loan as of December 31, 2014, was $4,451 (amount in thousands).
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(c)	The rate disclosed is the rate in effect on December 31, 2014.

MTN — Medium Term Note

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.50%
$100	American Express Credit Account Master Trust, Series 2012-5, Class A	0.59	5/15/18	$100
100	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A3	0.90	9/8/18	100
70	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3	1.26	5/21/18	70
600	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	629
100	CarMax Auto Owner Trust, Series 2012-2, Class A4	1.16	12/15/17	100
195	CarMax Auto Trust, Series 2014-1, Class A3	0.79	10/15/18	194
300	Chase Issuance Trust (CHAIT), Series 2014-A1, Class A1	1.15	1/15/19	300
250	Chase Issuance Trust (CHAIT), Series 2012-A7, Class A7	2.16	9/16/24	241
300	Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.02	2/22/19	299
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88	1/23/23	103
250	Discover Card Execution Note Trust, Series 2013-A2, Class A2	0.69	8/15/18	250
200	Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.12	12/15/21	200
195	Fifth Third Auto Trust, Series 2014-3, Class A3	0.96	3/15/19	194
225	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	226
300	Honda Auto Receivables Owner Trust, Series 2014-3, Class A3	0.88	6/15/18	299
62	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3	0.59	2/15/16	62
210	Nissan Auto Lease Trust, Series 2013-A, Class A4	0.74	10/15/18	210
350	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	351
200	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	199
	Total Asset Backed Securities			4,127
	Collateralized Mortgage Obligations — 5.46%
250	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.79	3/10/47	256
250	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	261
500	Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.35	5/15/45	508
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	103
500	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	524
250	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82	6/10/47	265
100	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	10/10/46	113
316	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	322
38	Fannie Mae, Series 2013-M14, Class APT (a)	2.59	4/25/23	38
300	Fannie Mae, Series 2012-M1, Class A2	2.73	10/25/21	305
160	Fannie Mae, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	168
154	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	156
400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	402
150	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	155
112	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	117
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	206
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	210
360	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	392
225	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	248
110	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	112
385	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 (a)	6.01	7/10/38	403
300	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	328
200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.77	8/15/47	212
200	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	218
193	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A2	1.85	4/15/46	193

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	$998
220	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C18, Class A5	4.08	2/15/47	238
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	122
446	Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4 (a)	5.74	8/12/43	471
247	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.03	11/12/16	247
250	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	260
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	105
1,545	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,647
827	Morgan Stanley Capital I, Series 2006-HQ9, Class A4 (a)	5.73	7/12/44	868
1,267	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.91	7/11/17	1,377
250	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	258
1,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3 (a)	6.01	6/15/45	1,053
185	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82	8/15/50	196
131	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A1	1.19	3/15/47	130
500	WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A2	2.03	3/15/45	504
300	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	306
	Total Collateralized Mortgage Obligations			14,995
	U.S. Government Agency Mortgages — 80.62%
95	Fannie Mae, Pool #AS0001	2.00	7/1/28	95
497	Fannie Mae, Pool #AS1058	2.00	11/1/28	495
333	Fannie Mae, Pool #AU4798	2.50	9/1/28	339
525	Fannie Mae, Pool #AX2403	2.50	9/1/29	535
203	Fannie Mae, Pool #AU6387	2.50	11/1/28	207
683	Fannie Mae, Pool #AO3019	2.50	5/1/27	697
443	Fannie Mae, Pool #AU2619	2.50	8/1/28	452
91	Fannie Mae, Pool #MA1511	2.50	7/1/33	91
189	Fannie Mae, Pool #AS0513	2.50	8/1/43	185
834	Fannie Mae, Pool #MA1277	2.50	12/1/27	851
90	Fannie Mae, Pool #MA1270	2.50	11/1/32	90
892	Fannie Mae, Pool #MA1210	2.50	9/1/49	911
300	Fannie Mae, Pool #AU5334	2.50	11/1/28	306
735	Fannie Mae, Pool #AP4742	2.50	8/1/27	750
284	Fannie Mae, Pool #AB7391	2.50	12/1/42	278
84	Fannie Mae, Pool #AL4360 (a)	2.72	11/1/43	86
189	Fannie Mae, Pool #AL5800 (a)	2.73	2/1/44	195
362	Fannie Mae, Pool #MA1527	3.00	8/1/33	374
2,031	Fannie Mae, Pool #AB7099	3.00	11/1/42	2,059
456	Fannie Mae, Pool #AK8522	3.00	3/1/27	475
99	Fannie Mae, Pool #MA2087	3.00	11/1/34	102
1,176	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,226
449	Fannie Mae, Pool #AS1527	3.00	1/1/29	467
726	Fannie Mae, Pool #AK0006	3.00	1/1/27	757
559	Fannie Mae, Pool #AP8746	3.00	10/1/42	567
754	Fannie Mae, Pool #MA1307	3.00	1/1/33	780
574	Fannie Mae, Pool #AB4483	3.00	2/1/27	598
173	Fannie Mae, Pool #MA1338	3.00	2/1/33	179

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$552	Fannie Mae, Pool #AB8897	3.00	4/1/43	$559
296	Fannie Mae, Pool #AW7383	3.00	8/1/29	308
296	Fannie Mae, Pool #AQ3223	3.00	11/1/27	308
1,227	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,244
550	Fannie Mae, Pool #AT2127	3.00	4/1/43	557
945	Fannie Mae, Pool #AP2465	3.00	8/1/42	958
194	Fannie Mae, Pool #AW8295	3.00	8/1/29	202
165	Fannie Mae, Pool #AU7890	3.00	9/1/28	172
1,082	Fannie Mae, Pool #AP6493	3.00	9/1/42	1,096
1,943	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,970
67	Fannie Mae, Pool #AR7426	3.00	7/1/43	67
2,269	Fannie Mae, Pool #AQ7920	3.00	12/1/42	2,300
482	Fannie Mae, Pool #AT7263	3.00	9/1/43	488
211	Fannie Mae, Pool #AT7311	3.00	7/1/43	213
264	Fannie Mae, Pool #MA1401	3.00	4/1/33	273
293	Fannie Mae, Pool #AS2312	3.00	5/1/29	305
91	Fannie Mae, Pool #AT1575	3.00	5/1/43	92
195	Fannie Mae, Pool #AS3117	3.00	8/1/29	203
627	Fannie Mae, Pool #AU3735	3.00	8/1/43	635
554	Fannie Mae, Pool #AT0682	3.00	4/1/43	561
624	Fannie Mae, Pool #MA1059	3.50	5/1/32	658
3,381	Fannie Mae, Pool #AK7497	3.50	4/1/42	3,530
45	Fannie Mae, Pool #AJ6181	3.50	12/1/26	48
165	Fannie Mae, Pool #AK0706	3.50	2/1/27	175
500	Fannie Mae, Pool #AX1913	3.50	1/1/22	529
229	Fannie Mae, Pool #MA1889	3.50	5/1/34	241
2,180	Fannie Mae, Pool #AB6017	3.50	8/1/42	2,275
632	Fannie Mae, Pool #MA1107	3.50	7/1/32	667
59	Fannie Mae, Pool #MA1021	3.50	3/1/27	63
863	Fannie Mae, Pool #AB4689	3.50	3/1/42	901
2,963	Fannie Mae, Pool #AO8137	3.50	8/1/42	3,093
735	Fannie Mae, Pool #AO3760	3.50	5/1/42	768
1,769	Fannie Mae, Pool #AL1717	3.50	5/1/27	1,871
87	Fannie Mae, Pool #AP9390	3.50	10/1/42	91
2,291	Fannie Mae, Pool #AO2548	3.50	4/1/42	2,392
898	Fannie Mae, Pool #AQ0546	3.50	11/1/42	937
83	Fannie Mae, Pool #AH3394	4.00	1/1/41	89
2,408	Fannie Mae, Pool #AH6242	4.00	4/1/26	2,579
2,716	Fannie Mae, Pool #190405	4.00	10/1/40	2,904
168	Fannie Mae, Pool #AB6027	4.00	8/1/42	179
372	Fannie Mae, Pool #AT3872	4.00	6/1/43	397
451	Fannie Mae, Pool #AO2959	4.00	5/1/42	482
929	Fannie Mae, Pool #AS0531	4.00	9/1/43	998
725	Fannie Mae, Pool #AH5859	4.00	2/1/41	775
750	Fannie Mae, Pool #AC7328	4.00	12/1/39	802
1,251	Fannie Mae, Pool #AJ5303	4.00	11/1/41	1,336

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,661	Fannie Mae, Pool #AJ7689	4.00	12/1/41	$1,775
593	Fannie Mae, Pool #MA0641	4.00	2/1/31	639
265	Fannie Mae, Pool #MA0493	4.00	8/1/30	285
1,166	Fannie Mae, Pool #AJ7857	4.00	12/1/41	1,246
495	Fannie Mae, Pool #AI6016	4.00	7/1/41	529
431	Fannie Mae, Pool #MA0481	4.50	8/1/30	471
400	Fannie Mae, Pool #AS0861	4.50	10/1/43	434
2	Fannie Mae, Pool #AB0390	4.50	3/1/15	2
95	Fannie Mae, Pool #AB1470	4.50	9/1/40	104
249	Fannie Mae, Pool #AB1389	4.50	8/1/40	270
1,231	Fannie Mae, Pool #AL1107	4.50	11/1/41	1,337
100	Fannie Mae, Pool #AW7048	4.50	6/1/44	109
401	Fannie Mae, Pool #AA9781	4.50	7/1/24	433
8	Fannie Mae, Pool #AB0388	4.50	4/1/19	9
251	Fannie Mae, Pool #AU5302	4.50	10/1/43	274
120	Fannie Mae, Pool #AA0860	4.50	1/1/39	130
111	Fannie Mae, Pool #982892	4.50	5/1/23	120
811	Fannie Mae, Pool #AL4450	4.50	12/1/43	880
3,923	Fannie Mae, Pool #AH7521	4.50	3/1/41	4,263
604	Fannie Mae, Pool #AI4815	4.50	6/1/41	656
1,172	Fannie Mae, Pool #AH9055	4.50	4/1/41	1,274
95	Fannie Mae, Pool #AH6790	4.50	3/1/41	104
297	Fannie Mae, Pool #254720	4.50	5/1/18	312
76	Fannie Mae, Pool #310112	4.50	6/1/19	80
532	Fannie Mae, Pool #AB3192	4.50	6/1/41	578
212	Fannie Mae, Pool #725504	5.00	1/1/19	227
100	Fannie Mae, Pool #890603	5.00	8/1/41	110
100	Fannie Mae, Pool #AL3272	5.00	2/1/25	110
2,106	Fannie Mae, Pool #889117	5.00	10/1/35	2,333
114	Fannie Mae, Pool #725238	5.00	3/1/34	126
1	Fannie Mae, Pool #650196	5.00	11/1/17	1
300	Fannie Mae, Pool #AS0575	5.00	9/1/43	331
2,547	Fannie Mae, Pool #AH5988	5.00	3/1/41	2,824
139	Fannie Mae, Pool #MA0184	5.00	9/1/29	154
5	Fannie Mae, Pool #868986	5.00	5/1/21	5
324	Fannie Mae, Pool #796663	5.00	9/1/19	348
11	Fannie Mae, Pool #A69671	5.50	12/1/37	12
5	Fannie Mae, Pool #A79636	5.50	7/1/38	5
144	Fannie Mae, Pool #976945	5.50	2/1/23	157
177	Fannie Mae, Pool #949500	5.50	9/1/22	193
3,202	Fannie Mae, Pool #890221	5.50	12/1/33	3,612
75	Fannie Mae, Pool #909662	5.50	2/1/22	82
5	Fannie Mae, Pool #630942	5.50	2/1/17	5
121	Fannie Mae, Pool #545400	5.50	1/1/17	128
39	Fannie Mae, Pool #545900	5.50	7/1/17	41
516	Fannie Mae, Pool #AD0527	5.50	6/1/39	577

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$59	Fannie Mae, Pool #627241	5.50	9/1/17	$63
76	Fannie Mae, Pool #AL0725	5.50	6/1/24	81
17	Fannie Mae, Pool #625938	5.50	3/1/17	18
2,012	Fannie Mae, Pool #725228	6.00	3/1/34	2,312
381	Fannie Mae, Pool #AL0583	6.50	10/1/39	434
126	Fannie Mae, Pool #888596	6.50	7/1/37	144
624	Fannie Mae, Pool #AE0442	6.50	1/1/39	711
533	Fannie Mae, Pool #889984	6.50	10/1/38	607
200	Fannie Mae, 15 YR TBA	2.00	1/25/30	199
600	Fannie Mae, 15 YR TBA	2.50	1/25/29	611
200	Fannie Mae, 15 YR TBA	3.00	1/25/30	208
100	Fannie Mae, 15 YR TBA	3.00	2/25/30	104
550	Fannie Mae, 15 YR TBA	3.50	1/25/30	581
800	Fannie Mae, 30 YR TBA	3.00	1/25/45	809
2,750	Fannie Mae, 30 YR TBA	3.50	1/25/45	2,867
300	Fannie Mae, 30 YR TBA	3.50	2/25/45	312
5,650	Fannie Mae, 30 YR TBA	4.00	1/25/45	6,031
1,500	Fannie Mae, 30 YR TBA	4.00	2/25/44	1,597
300	Fannie Mae, 30 YR TBA	4.50	1/25/44	326
200	Fannie Mae, 30 YR TBA	5.00	1/25/45	221
99	Freddie Mac, Pool #J25759	2.00	8/1/28	99
495	Freddie Mac, Pool #J25777	2.00	9/1/28	494
434	Freddie Mac, Pool #849138 (a)	2.45	10/1/43	443
483	Freddie Mac, Pool #J26408	2.50	11/1/28	492
298	Freddie Mac, Pool #J22874	2.50	3/1/28	303
178	Freddie Mac, Pool #G18485	2.50	10/1/28	181
430	Freddie Mac, Pool #J18954	2.50	4/1/27	438
183	Freddie Mac, Pool #J25585	2.50	9/1/28	186
415	Freddie Mac, Pool #G18459	2.50	3/1/28	423
61	Freddie Mac, Pool #G18472	2.50	7/1/28	63
449	Freddie Mac, Pool #G18470	2.50	6/1/28	458
519	Freddie Mac, Pool #J23440	2.50	4/1/28	529
433	Freddie Mac, Pool #J25016	2.50	8/1/28	441
94	Freddie Mac, Pool #Q20404	2.50	7/1/43	92
1,296	Freddie Mac, Pool #1B7911 (a)	2.72	12/1/40	1,382
559	Freddie Mac, Pool #Q16222	3.00	3/1/43	566
96	Freddie Mac, Pool #Q19754	3.00	7/1/43	97
22	Freddie Mac, Pool #Q13086	3.00	11/1/42	22
422	Freddie Mac, Pool #C91581	3.00	11/1/32	436
285	Freddie Mac, Pool #Q20067	3.00	7/1/43	288
324	Freddie Mac, Pool #Q19752	3.00	7/1/43	327
29	Freddie Mac, Pool #Q18882	3.00	5/1/43	29
477	Freddie Mac, Pool #G15145	3.00	7/1/29	495
438	Freddie Mac, Pool #C04446	3.00	1/1/43	443
332	Freddie Mac, Pool #C04422	3.00	12/1/42	336
1,957	Freddie Mac, Pool #G08537	3.00	7/1/43	1,979

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$500	Freddie Mac, Pool #G15217	3.00	11/1/29	$520
491	Freddie Mac, Pool #J28722	3.00	7/1/29	510
100	Freddie Mac, Pool #J29932	3.00	11/1/29	103
803	Freddie Mac, Pool #Q21065	3.00	8/1/43	812
93	Freddie Mac, Pool #Q18599	3.00	6/1/43	94
471	Freddie Mac, Pool #Q20964	3.00	8/1/43	477
823	Freddie Mac, Pool #G08534	3.00	6/1/43	833
458	Freddie Mac, Pool #G08525	3.00	5/1/43	463
469	Freddie Mac, Pool #C04619	3.00	3/1/43	475
100	Freddie Mac, Pool #G18534	3.00	12/1/29	104
290	Freddie Mac, Pool #C91707	3.00	6/1/33	299
277	Freddie Mac, Pool #C91724	3.00	9/1/33	286
95	Freddie Mac, Pool #G08540	3.00	8/1/43	96
479	Freddie Mac, Pool #G18518	3.00	7/1/29	498
398	Freddie Mac, Pool #G18531	3.00	11/1/29	413
585	Freddie Mac, Pool #G18514	3.00	6/1/29	608
463	Freddie Mac, Pool #Q09896	3.50	8/1/42	482
363	Freddie Mac, Pool #Q08903	3.50	6/1/42	378
493	Freddie Mac, Pool #C91456	3.50	6/1/32	519
406	Freddie Mac, Pool #C91403	3.50	3/1/32	427
551	Freddie Mac, Pool #C09004	3.50	7/1/42	574
198	Freddie Mac, Pool #G08605	3.50	9/1/44	206
922	Freddie Mac, Pool #G08554	3.50	10/1/43	960
934	Freddie Mac, Pool #G08562	3.50	1/1/44	972
490	Freddie Mac, Pool #J15105	3.50	4/1/26	519
3,136	Freddie Mac, Pool #G08495	3.50	6/1/42	3,266
486	Freddie Mac, Pool #Q20860	3.50	8/1/43	506
95	Freddie Mac, Pool #C03920	3.50	5/1/42	99
197	Freddie Mac, Pool #G08599	3.50	8/1/44	205
80	Freddie Mac, Pool #J12435	4.00	6/1/25	85
558	Freddie Mac, Pool #J11263	4.00	11/1/19	591
4,116	Freddie Mac, Pool #A96286	4.00	1/1/41	4,393
500	Freddie Mac, Pool #C09070	4.00	12/1/44	534
412	Freddie Mac, Pool #G08459	4.00	9/1/41	439
138	Freddie Mac, Pool #G08483	4.00	3/1/42	148
8	Freddie Mac, Pool #G14786	4.00	4/1/19	9
179	Freddie Mac, Pool #C91738	4.00	11/1/33	192
293	Freddie Mac, Pool #C91765	4.00	5/1/34	315
459	Freddie Mac, Pool #G08567	4.00	1/1/44	490
346	Freddie Mac, Pool #G14453	4.00	6/1/26	368
171	Freddie Mac, Pool #Q04411	4.00	11/1/41	183
472	Freddie Mac, Pool #Q24955	4.00	2/1/44	506
134	Freddie Mac, Pool #Q05770	4.00	1/1/42	143
226	Freddie Mac, Pool #E02862	4.50	3/1/26	244
199	Freddie Mac, Pool #J09311	4.50	2/1/24	209
105	Freddie Mac, Pool #J07849	4.50	5/1/23	113

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$5,062	Freddie Mac, Pool #A97692	4.50	3/1/41	$5,495
519	Freddie Mac, Pool #A97495	4.50	3/1/41	563
66	Freddie Mac, Pool #357316	4.50	12/1/17	69
193	Freddie Mac, Pool #C09059	4.50	3/1/44	209
222	Freddie Mac, Pool #J09503	4.50	4/1/24	238
200	Freddie Mac, Pool #Q25432	4.50	3/1/44	217
37	Freddie Mac, Pool #1G2883 (a)	4.89	6/1/38	39
1,870	Freddie Mac, Pool #G04913	5.00	3/1/38	2,063
144	Freddie Mac, Pool #E96297	5.00	5/1/18	151
267	Freddie Mac, Pool #G13255	5.00	7/1/23	290
100	Freddie Mac, Pool #C90845	5.00	8/1/24	110
1,560	Freddie Mac, Pool #C01598	5.00	8/1/33	1,727
200	Freddie Mac, Pool #G07068	5.00	7/1/41	220
67	Freddie Mac, Pool #G30414	5.50	7/1/28	75
1,785	Freddie Mac, Pool #G01665	5.50	3/1/34	2,016
52	Freddie Mac, Pool #G30371	5.50	12/1/27	58
10	Freddie Mac, Pool #G06091	5.50	5/1/40	11
459	Freddie Mac, Pool #G06031	5.50	3/1/40	513
96	Freddie Mac, Pool #A62706	6.00	6/1/37	108
951	Freddie Mac, Pool #G02794	6.00	5/1/37	1,080
195	Freddie Mac, Pool #G03551	6.00	11/1/37	220
114	Freddie Mac, Pool #G05709	6.00	6/1/38	130
400	Freddie Mac, Gold 15 YR TBA	2.50	1/15/30	407
100	Freddie Mac, Gold 15 YR TBA	2.50	2/15/30	102
2,000	Freddie Mac, Gold 15 YR TBA	3.50	1/15/44	2,080
975	Freddie Mac, Gold 15 YR TBA	3.50	1/15/30	1,029
600	Freddie Mac, Gold 30 YR TBA	3.00	1/15/44	606
400	Freddie Mac, Gold 30 YR TBA	3.50	2/15/45	415
3,750	Freddie Mac, Gold 30 YR TBA	4.00	1/15/45	3,998
100	Freddie Mac, Gold 30 YR TBA	4.50	1/15/44	108
194	Government National Mortgage Association, Pool #MA0719 (a)	2.00	1/20/43	198
188	Government National Mortgage Association, Pool #MA0483 (a)	2.00	10/20/42	194
198	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	204
95	Government National Mortgage Association, Pool #776954	2.50	11/15/42	94
187	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	185
166	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	170
160	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	165
87	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	89
88	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	91
379	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	388
299	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	314
602	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	616
174	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	179
369	Government National Mortgage Association, Pool #779084	3.00	4/15/42	378
222	Government National Mortgage Association, Pool #MA0444	3.00	10/20/27	234
459	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	469

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$2,896	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	$2,965
456	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	467
378	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	388
93	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	95
984	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	1,008
462	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	473
173	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	182
464	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	475
362	Government National Mortgage Association, Pool #778157	3.50	3/15/42	381
322	Government National Mortgage Association, Pool #738602	3.50	8/15/26	343
709	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	745
810	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	852
82	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	88
354	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	372
1,466	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	1,541
99	Government National Mortgage Association, Pool #740798	3.50	1/15/42	104
2,231	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	2,345
50	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	53
488	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	513
871	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	916
1,965	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	2,065
922	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	970
334	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	351
467	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	490
839	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	882
446	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	469
176	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	188
399	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	429
100	Government National Mortgage Association, Pool #766495	4.00	10/15/41	107
826	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	887
486	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	522
332	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	357
198	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	212
381	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	409
87	Government National Mortgage Association, Pool #779401	4.00	6/15/42	93
969	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	1,041
1,792	Government National Mortgage Association, Pool #005139	4.00	8/20/41	1,925
90	Government National Mortgage Association, Pool #004922	4.00	1/20/41	96
221	Government National Mortgage Association, Pool #738710	4.00	9/15/41	237
942	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	1,011
370	Government National Mortgage Association, Pool #713876	4.00	8/15/39	397
956	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	1,026
477	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	513
498	Government National Mortgage Association, Pool #753254	4.00	9/15/43	535
356	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	390
628	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	687

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$3,265	Government National Mortgage Association, Pool #004801	4.50	9/20/40	$3,588
137	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	150
1,317	Government National Mortgage Association, Pool #717148	4.50	5/15/39	1,454
442	Government National Mortgage Association, Pool #005260	4.50	12/20/41	484
99	Government National Mortgage Association, Pool #738793	4.50	9/15/41	108
1,632	Government National Mortgage Association, Pool #721760	4.50	8/15/40	1,802
424	Government National Mortgage Association, Pool #782468	5.00	11/15/38	467
56	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	62
494	Government National Mortgage Association, Pool #782523	5.00	11/15/35	547
266	Government National Mortgage Association, Pool #712690	5.00	4/15/39	293
112	Government National Mortgage Association, Pool #675179	5.00	3/15/38	123
407	Government National Mortgage Association, Pool #694531	5.00	11/15/38	448
274	Government National Mortgage Association, Pool #604285	5.00	5/15/33	304
2,801	Government National Mortgage Association, Pool #004559	5.00	10/20/39	3,128
2	Government National Mortgage Association, Pool #673496	5.00	4/15/38	3
103	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	114
66	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	74
146	Government National Mortgage Association, Pool #658181	5.50	11/15/36	163
587	Government National Mortgage Association, Pool #510835	5.50	2/15/35	661
441	Government National Mortgage Association, Pool #783284	5.50	6/20/40	495
226	Government National Mortgage Association, Pool #004222	6.00	8/20/38	254
840	Government National Mortgage Association, Pool #781959	6.00	7/15/35	972
254	Government National Mortgage Association, Pool #004245	6.00	9/20/38	285
19	Government National Mortgage Association, Pool #695773	6.50	11/15/38	22
2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2
83	Government National Mortgage Association, Pool #699237	6.50	9/15/38	95
137	Government National Mortgage Association, Pool #694642	6.50	8/15/38	157
100	Government National Mortgage Association, 30 YR TBA	2.50	1/15/45	99
2,100	Government National Mortgage Association, 30 YR TBA	3.00	2/20/45	2,148
500	Government National Mortgage Association, 30 YR TBA	3.50	2/15/45	524
2,350	Government National Mortgage Association, 30 YR TBA	3.50	1/20/45	2,467
100	Government National Mortgage Association, 30 YR TBA	3.50	1/15/45	105
2,300	Government National Mortgage Association, 30 YR TBA	4.00	1/20/45	2,466
400	Government National Mortgage Association, 30 YR TBA	4.00	1/15/45	429
200	Government National Mortgage Association, 30 YR TBA	4.00	2/20/44	214
100	Government National Mortgage Association, 30 YR TBA	4.50	1/15/45	109
600	Government National Mortgage Association, 30 YR TBA	4.50	1/20/44	656
	Total U.S. Government Agency Mortgages			221,459

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds — 23.49%
35,115,215	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (b)	0.00		$35,115
29,437,688	SSgA Treasury Money Market Fund (b)	0.00		29,438
	Total Mutual Funds			64,553
	Total Investments Before TBA Sale Commitments (cost $301,092) — 111.07%			305,134
	TBA Sale Commitments (c) — (0.89)%
$(100)	Fannie Mae, 15 YR TBA	5.00	1/25/30	(105)
(300)	Fannie Mae, 15 YR TBA	5.50	1/25/30	(317)
(300)	Fannie Mae, 15 YR TBA	4.50	1/25/30	(315)
(1,000)	Fannie Mae, 30 YR TBA	4.00	1/25/45	(1,060)
(275)	Freddie Mac, Gold 15 YR TBA	4.50	1/15/30	(289)
(100)	Government National Mortgage Association, 30 YR TBA	5.50	1/20/45	(111)
(100)	Government National Mortgage Association, 30 YR TBA	5.00	1/20/45	(109)
(100)	Government National Mortgage Association, 30 YR TBA	5.00	1/15/45	(110)
	Total TBA Sale Commitments			(2,416)
	Liabilities in excess of other assets — (10.18)%			(27,963)
	Net Assets — 100.00%			$274,755
(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2014.
(b)	The rate disclosed is the rate in effect on December 31, 2014.
(c)	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.56%
	Alabama — 2.50%
$525	Madison County Alabama Board of Education Capital Outlay, Tax Anticipation Warrants Revenue	2.00	9/1/15	$530
	Arizona — 8.16%
650	Arizona State Transportation Board Grant Anticipation Notes Revenue, Series A	5.00	7/1/17	717
460	Gilbert Arizona Public Facilities Municipal Property Corp. Revenue	5.00	7/1/17	507
500	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	507
				1,731
	California — 3.65%
765	California State, GO	5.00	4/1/15	774
	Colorado — 2.44%
500	Colorado Springs Colorado Utilities Revenue, Series C-1	4.00	11/15/15	516
	Delaware — 3.21%
670	New Castle County Delaware, GO, Series A	3.00	7/15/15	680
	Florida — 2.04%
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	272
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	162
				434
	Illinois — 8.02%
500	Kane County Illinois Forest Preserve District, GO	4.00	12/15/15	518
90	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	92
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	552
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	536
				1,698
	Indiana — 0.56%
115	Columbus Indiana Repair & Renovation School Building Corp. Revenue, Callable 7/15/15 @ 100.00 (NATL-RE/State Aid Withholding)	5.00	7/15/20	118
	Iowa — 5.13%
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	519
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	567
				1,086
	Massachusetts — 2.60%
525	Ashburnham Massachusetts, GO	5.00	1/15/16	550
	Michigan — 11.20%
200	Grand Rapids Michigan Water Supply System Revenue	4.00	1/2/15	200
1,000	Michigan State, GO, Series A	4.00	11/1/16	1,063
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	521
500	Oakland University Michigan Revenue	5.00	3/1/21	591
				2,375
	Nevada — 2.65%
535	Las Vegas Valley Nevada Water District, GO, Series B	4.00	6/1/16	561
	New Jersey — 0.68%
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	145
	New Mexico — 2.63%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	557

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds
	New York — 7.90%
$310	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, ETM	5.00	11/1/17	$347
1,190	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D	5.00	11/1/17	1,326
				1,673
	Ohio — 3.53%
730	Ohio State, GO	3.00	11/1/15	747
	Pennsylvania — 1.83%
380	South Eastern Pennsylvania School District York County, GO (State Aid Withholding)	2.00	2/15/16	387
	Tennessee — 2.70%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	572
	Texas — 7.25%
745	College Station Texas, GO	5.00	2/15/16	784
400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	444
310	League City Texas, GO, Series A	4.00	2/15/15	311
				1,539
	Utah — 2.57%
500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	542
	Washington — 13.39%
200	Cascade Water Alliance Washington Water System Revenue (AMBAC)	5.00	9/1/15	206
475	Clark County Washington Public Utilities District No. 1 System Revenue	5.00	1/1/18	530
275	King County Washington, GO, Series B	4.00	12/1/16	294
350	King County Washington Sewer Revenue, Callable 7/1/20 @ 100.00	5.00	1/1/22	409
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	559
800	Washington State Health Care Facilities Authority, Catholic Health Revenue, Series A	5.00	2/1/16	839
				2,837
	Wisconsin — 2.92%
600	Madison Wisconsin Area Technical College, Promissory Notes, GO, Series B	3.00	3/1/16	619
	Total Municipal Bonds			20,671
	Mutual Fund — 1.43%
303,919	SSgA Treasury Money Market Fund (a)	0.00		304
	Total Mutual Fund			304
	Total Investments (cost $20,718) — 98.99%			20,975
	Other assets in excess of liabilities — 1.01%			213
	Net Assets — 100.00%			$21,188
(a)	The rate disclosed is the rate in effect on December 31, 2014.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 86.00%
	Alabama — 2.59%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	$1,692
2,500	Alabama State Public School & College Authority Revenue, Series B	5.00	1/1/19	2,864
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,852
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,327
				10,735
	Alaska — 0.63%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,638
	Arizona — 0.87%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/21	1,799
1,625	Phoenix Arizona Civic Improvement Corp. Transportation Excise Tax Revenue	5.00	7/1/18	1,841
				3,640
	Arkansas — 0.33%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00	2/1/23	1,372
	California — 12.28%
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,896
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,930
3,705	California State Department of Water Resources Revenue, Central Valley Project	5.25	7/1/22	3,718
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,119
1,000	California State Public Works Board Lease Revenue, Series B	5.00	10/1/21	1,196
605	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	606
2,500	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/20	2,974
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,998
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,928
2,500	Los Angeles California Wastewater System Revenue, Series A	5.00	6/1/20	2,968
1,250	North Natomas California Community Facilities District Special Tax Revenue, Series E	5.00	9/1/18	1,393
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,109
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	3,966
3,925	San Francisco California City & County Airports Commission International Terminal Revenue, Series F, AMT, Callable 5/1/21 @ 100.00	5.00	5/1/22	4,550
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 100.00	5.25	5/15/23	2,795
				51,146
	Colorado — 1.27%
3,495	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	3,937
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT	5.00	11/15/19	1,330
				5,267
	Connecticut — 0.72%
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00	9/1/21	2,994
	Florida — 8.71%
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,304
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,297
2,500	Citizens Property Insurance Corp. Florida Revenue, Senior Secured Bonds, Series A-1	5.00	6/1/19	2,868

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	$3,114
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,298
4,435	Florida State Turnpike Authority Revenue, Department of Transportation, Series C	5.00	7/1/20	5,224
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,393
1,300	JEA Florida Water & Sewer System Revenue, Series A	5.00	10/1/17	1,446
1,100	JEA Florida Electric System Revenue, Series A	5.00	10/1/20	1,300
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,185
1,600	Lee County Florida Transportation Facilities Revenue (AGM)	5.00	10/1/20	1,880
3,250	Orlando & Orange County Expressway Authority Revenue, Series B	5.00	7/1/17	3,570
1,155	Tampa Bay Florida Water Regional Supply Authority Utility System Revenue	5.00	10/1/20	1,365
				36,244
	Georgia — 4.31%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,392
1,700	Atlanta Georgia Water & Wastewater Revenue, Series B	5.00	11/1/19	1,974
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00	10/1/21	3,609
4,500	Metropolitan Atlanta Georgia Rapid Transit Authority Sales Tax Revenue, Series A (NATL-RE)	5.00	7/1/19	5,202
1,000	Municipal Electric Authority of Georgia Revenue, SUB, Series D, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,162
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,601
				17,940
	Hawaii — 0.34%
1,450	Hawaii State Department of Budget & Finance Special Purpose Revenue, Queens Health System, Series B (AMBAC) (a)	0.23	7/1/24	1,411
	Idaho — 0.13%
500	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	512
	Illinois — 2.75%
2,660	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 2/10/15 @ 100.00 (b)	7.46	2/15/26	1,903
2,500	Illinois State Sales Tax Revenue (NATL-RE)	5.75	6/15/18	2,886
2,490	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	2,722
3,500	Railsplitter Illinois Tobacco Settlement Authority Revenue	5.00	6/1/18	3,932
				11,443
	Indiana — 0.44%
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,828
	Louisiana — 1.93%
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,128
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,883
				8,011
	Massachusetts — 6.96%
1,690	Massachusetts State Clean Energy Cooperative Corp. Revenue	4.00	7/1/17	1,818
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,261
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,664

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts (continued)
$2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	$2,500
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,409
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,613
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,547
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,416
5,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/18	5,720
				28,948
	Michigan — 4.69%
4,000	Michigan State Finance Authority Revenue, Series D1 (AGM)	5.00	7/1/21	4,554
6,000	Michigan State Finance Authority Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/21	6,782
2,000	Michigan State, GO, Series A	5.00	11/1/19	2,332
2,530	Michigan State Trunk Line Revenue	5.00	11/15/18	2,889
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,835
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00	12/1/19	1,128
				19,520
	Minnesota — 0.27%
1,000	Western Minnesota Municipal Power Agency Revenue, Series A	4.00	1/1/19	1,104
	Missouri — 1.78%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,882
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	1,871
2,410	Missouri State Regional Convention & Sports Complex Authority Revenue, Series A	5.00	8/15/17	2,664
				7,417
	New Jersey — 0.21%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	859
	New Mexico — 0.60%
2,500	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Callable 2/1/19 @ 100.00 (SPA) (a)	0.85	11/1/39	2,502
	New York — 9.12%
1,500	Metropolitan Transportation Authority New York Revenue, Series C	5.00	11/15/18	1,713
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,392
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,500
3,250	New York NY, GO, Series G	5.00	8/1/19	3,757
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,901
2,000	New York City Transitional Finance Authority Future Tax Revenue, Sub Series E	5.00	11/1/18	2,287
435	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	444
2,500	New York State Dormitory Authority State Personal Income Tax Revenue, Series A	5.00	2/15/19	2,870
1,200	New York State Thruway Authority Revenue, Series J	5.00	1/1/20	1,400
5,000	New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Series A	5.00	5/1/19	5,722

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$3,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 175th Series	5.00	12/1/17	$3,359
2,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 185th Series, AMT	5.00	9/1/22	2,360
3,000	Sales Tax Asset Receivable Corp. NY Revenue, Series A	5.00	10/15/19	3,508
1,500	Triborough New York Bridge & Tunnel Authority Revenue, Series A (GO of Authority)	5.00	11/15/18	1,716
				37,929
	North Carolina — 0.72%
3,000	Wake County Industrial Facilities & Pollution Control Financing Authority Revenue, Series E (a)	0.14	10/1/22	2,998
	Ohio — 3.31%
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,499
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,181
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	3,006
1,875	Ohio State Capital Facilities Lease Appropriation Revenue, Administrative Building Fund Project, Series A	5.00	10/1/18	2,126
				13,812
	Pennsylvania — 3.73%
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,321
2,960	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 1/1/18 @ 100.00	5.00	7/1/21	3,305
3,500	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 7/1/17 @ 100.00	5.00	1/1/22	3,858
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,827
1,590	Pittsburgh Pennsylvania Water & Sewer Authority Revenue, First Lien, Series A (AGM)	5.00	9/1/19	1,823
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,359
				15,493
	South Carolina — 0.96%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	4,051
	South Dakota — 0.04%
150	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	154
	Texas — 12.17%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,981
880	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1 (GNMA)	6.55	12/20/34	902
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E, AMT	5.00	11/1/19	4,023
20	Dallas Texas, GO, Series A, ETM	5.00	2/15/18	22
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,491
1,000	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	1,206
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,619
2,800	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/19	3,216
3,235	Harris County Houston Texas Sports Authority Revenue, Series A	5.00	11/15/20	3,781
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,286

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$3,400	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	$3,981
1,695	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,004
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	2,992
2,000	San Antonio Texas, GO	5.00	2/1/20	2,345
4,150	San Antonio Texas Electricity & Gas Revenue, Junior Lien	5.00	2/1/20	4,860
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,803
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,418
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,945
1,500	Texas State Transportation Commission Highway Fund Revenue, Series A	5.00	4/1/19	1,733
				50,608
	Utah — 0.44%
1,500	Intermountain Power Agency Power Supply Revenue, Series A	5.00	7/1/17	1,654
185	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, AMT, Callable 2/10/15 @ 100.00	5.00	7/1/18	185
				1,839
	Washington — 3.42%
2,405	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	2,565
1,155	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A	5.00	7/1/20	1,356
1,070	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/20	1,233
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/21	1,927
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/22	1,675
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,188
2,500	Washington State, GO, Series B	5.00	7/1/23	3,067
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,156
				14,167
	Wisconsin — 0.28%
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, UnityPoint Health, Series A	5.00	12/1/21	1,183
	Total Municipal Bonds			357,765
	Corporate Bond — 0.00%
3,939	ASC Equipment (Diversified Financial Services) *(c)(d)	5.13	3/1/08	—
	Total Corporate Bond			—
	Time Deposit — 0.50%
2,094	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	1/2/15	2,094
	Total Time Deposit			2,094

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Fund — 12.97%
53,982,132	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (e)	0.00		$53,982
	Total Mutual Fund			53,982
	Total Investments (cost $403,390) — 99.47%			413,841
	Other assets in excess of liabilities — 0.53%			2,210
	Net Assets — 100.00%			$416,051

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2014 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.
(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2014. The maturity date represents actual maturity date.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.46% of the Portfolio's net assets.
(c)	Escrow security due to bankruptcy.
(d)	Issuer has defaulted on the payment of principal and interest. These securities have been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio's net assets.
(e)	The rate disclosed is the rate in effect on December 31, 2014.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranty

MBIA — Municipal Bond Insurance Association

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 85.78%
	Alabama — 4.89%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,730
1,235	Birmingham Alabama, GO, Series A, Callable 6/1/24 @ 100.00	5.00	12/1/26	1,475
500	Tuscaloosa Alabama, GO, Series C	3.00	1/1/18	528
				3,733
	Arizona — 1.52%
1,000	Maricopa County Arizona Union High School District No. 216 Agua Fria, GO	2.00	7/1/15	1,009
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	155
				1,164
	California — 3.57%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	1,187
1,500	Los Angeles California Unified School District, GO, Series A-2, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,535
				2,722
	Florida — 14.33%
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,659
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	414
875	Jacksonville Florida Special Revenue, Series A	5.00	10/1/15	906
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,660
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	920
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,193
1,085	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,304
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,082
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,790
				10,928
	Hawaii — 2.35%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,795
	Illinois — 2.42%
1,325	DuPage & Cook Counties Illinois Community Unit School District #205, GO (NATL-RE)	5.50	1/1/16	1,391
125	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	128
320	Northbrook Illinois, GO	3.00	12/1/15	328
				1,847
	Maryland — 2.02%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,541
	Massachusetts — 1.59%
1,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	1,215
	Michigan — 1.47%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,123
	Minnesota — 0.60%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	455
	Nebraska — 1.40%
1,000	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	1,068
	Nevada — 2.86%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	973
250	Nevada State, Capital Improvement, GO, Series A, Callable 2/1/15 @ 100.00	5.00	2/1/19	251
800	Nevada State System of Higher Education Certificates of Participation, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	953
				2,177
	New York — 3.34%
1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	1,794

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (continued) — December 31, 2014 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	$755
				2,549
	Ohio — 8.80%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	813
1,600	Columbus Ohio State, GO, Series 1, Callable 7/1/23 @ 100.00	5.00	7/1/24	1,962
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,632
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,111
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,187
				6,705
	Oklahoma — 2.26%
450	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	2.00	7/1/16	460
1,150	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,267
				1,727
	Pennsylvania — 2.90%
1,010	Lackawanna County Pennsylvania Abington Heights School District, GO (State Aid Withholding)	3.00	3/15/16	1,040
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,171
				2,211
	South Carolina — 1.66%
1,100	Richland County School District No. 2, GO, Series A, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,269
	Texas — 9.21%
1,000	Collin County Texas, GO, Series A	4.00	2/15/19	1,108
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,491
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,637
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	1,964
750	Webb County Texas, GO	4.50	2/15/19	832
				7,032
	Washington — 16.17%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	555
1,000	King County Washington, GO	5.25	1/1/23	1,240
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,647
750	King County Washington Sewer Revenue	5.00	1/1/20	881
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,780
1,150	Skagit County Washington, GO	4.00	12/1/17	1,251
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,748
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,014
1,100	Washington State Health Care Facilities Authority Providence Health & Services Revenue, Series A	5.00	10/1/17	1,220
				12,336
	Wisconsin — 2.42%
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,333
500	Wisconsin State, GO, Series C	5.00	5/1/15	508
				1,841
	Total Municipal Bonds			65,438

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (concluded) — December 31, 2014 (Unaudited)

Shares (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds — 14.33%
9,996,684	Federated U.S. Treasury Cash Reserve Fund, Institutional Shares (a)	0.00		$9,996
932,657	SSgA Treasury Money Market Fund (a)	0.00		933
	Total Mutual Funds			10,929
	Total Investments (cost $73,551) — 100.11%			76,367
	Liabilities in excess of other assets — (0.11)%			(85)
	Net Assets — 100.00%			$76,282
(a)	The rate disclosed is the rate in effect on December 31, 2014.

AGM — Assured Guaranty Municipal Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

SCSDE — Insured by South Carolina School Discount Enhancement

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities
As of December 31, 2014 (Unaudited)
(Amounts in thousands, except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments, at cost	$502,123	$824,665	$557,011	$1,039,740
Unrealized appreciation	114,270	165,682	282,785	364,441
Investments, at value	616,393	990,347	839,796	1,404,181
Cash	3,423	7,104	110	879
Foreign currency, at value (Cost $0, $0, $0 and $166, respectively)	—	—	—	168
Unrealized appreciation on forward currency contracts	—	—	—	1,972
Dividends and interest receivable	927	1,491	804	1,400
Margin deposits	—	—	—	83
Receivable for portfolio shares issued	34,020	51,716	46,025	74,035
Receivable from investments sold	35,982	51,608	46,098	85,481
Foreign tax reclaims receivable	3	7	53	7
Segregated cash for collateral	—	—	—	1,360
Variation margin receivable on future contracts	—	—	—	18
Variation margin receivable on interest rate swap agreements	—	—	—	25
Prepaid expenses	17	12	22	20
Total assets	690,765	1,102,285	932,908	1,569,629
LIABILITIES:
Swap agreements, at value	—	—	—	51
Unrealized depreciation on forward currency contracts	—	—	—	928
Payable to broker for swap agreements	—	—	—	3,631
Payable for collateral recorded on loaned securities	4,194	7,104	110	326
Payable for investments purchased	940	632	288	25,330
Payable for portfolio shares redeemed	34,053	51,716	46,005	75,326
Variation margin payable on future contracts	—	—	—	510
Variation margin payable on interest rate swap agreements	—	—	—	26
Advisory fees payable	201	323	274	453
Management fees payable	28	45	38	64
Administrative services fees payable	4	7	6	9
Trustee fees payable	7	9	6	8
Other accrued expenses	75	89	58	83
Total liabilities	39,502	59,925	46,785	106,745
NET ASSETS	$651,263	$1,042,360	$886,123	$1,462,884
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$35	$77	$41	$89
Additional paid-in capital	561,977	850,738	569,927	1,063,730
Accumulated net investment income/(distributions in excess of net investment income)	247	(14)	(4)	195
Accumulated net realized gain/(loss) from investment transactions	(25,266)	25,877	33,374	32,913
Net unrealized appreciation on investments	114,270	165,682	282,785	365,957
Net Assets	$651,263	$1,042,360	$886,123	$1,462,884
NET ASSETS:
HC Strategic Shares	$650,054	$1,041,038	$884,460	$1,460,986
HC Advisors Shares	1,209	1,322	1,663	1,898
Total	$651,263	$1,042,360	$886,123	$1,462,884
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	35,094	76,863	40,965	88,391
HC Advisors Shares	65	98	77	115
Total	35,159	76,961	41,042	88,506
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$18.52	$13.54	$21.59	$16.53
HC Advisors Shares	$18.52	$13.55	$21.56	$16.52

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0. Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2014 (Unaudited)
(Amounts in thousands, except per share amounts)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
ASSETS:
Investments, at cost	$87,277	$148,823	$126,775	$953,196
Unrealized appreciation (depreciation)	27,063	47,543	31,099	(39,142)
Investments, at value	114,340	196,366	157,874	914,054
Cash	2,006	5,388	—	9,416
Foreign currency, at value (Cost $0, $0, $0 and $980, respectively)	—	—	—	1,387
Swap agreements at value	—	—	—	266
Unrealized appreciation on futures	—	—	—	1
Unrealized appreciation on forward currency contracts	—	—	—	1,335
Dividends and interest receivable	55	105	807	1,170
Margin deposits	—	—	—	15,011
Receivable for portfolio shares issued	10	10	—	5,123
Receivable from investments sold	333	592	—	2,081
Foreign tax reclaims receivable	—	—	1	200
Segregated cash for collateral	—	—	—	1,855
Variation margin receivable on future contracts	—	—	—	330
Variation margin receivable on interest rate swap agreements	—	—	—	11
Prepaid expenses	19	21	20	196
Total assets	116,763	202,482	158,702	952,436
LIABILITIES:
Written options, at fair value (premiums received $0, $0, $0, and $251, respectively)	—	—	—	221
Swap agreements, at value	—	—	—	8,462
Unrealized depreciation on forward currency contracts	—	—	—	395
Unrealized depreciation on futures	—	—	—	6,640
Payable for collateral received on loaned securities	2,009	5,388	—	9,393
Distributions payable	—	—	—	674
Payable for investments purchased	343	990	—	22,694
Payable for portfolio shares redeemed	1	159	157	264
Payable to broker for swap collateral	—	—	—	500
Variation margin payable on future contracts	—	—	—	590
Variation margin payable on interest rate swap agreements	—	—	—	—
Accrued foreign capital gains tax	—	—	—	6
Advisory fees payable	70	110	257	436
Management fees payable	5	8	7	41
Administrative services fees payable	1	1	1	6
Trustee fees payable	—	2	1	2
Other accrued expenses	9	17	2	315
Total liabilities	2,438	6,675	425	50,639
NET ASSETS	$114,325	$195,807	$158,277	$901,797
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$5	$12	$47	$100
Additional paid-in capital	109,450	147,886	123,164	1,060,117
Accumulated net investment income/(distributions in excess of net investment income)	10	(39)	160	56
Accumulated net realized gain/(loss) from investment transactions	(22,203)	405	3,807	(103,541)
Net unrealized appreciation/(depreciation) on investments	27,063	47,543	31,099	(54,935)
Net Assets	$114,325	$195,807	$158,277	$901,797
NET ASSETS:
HC Strategic Shares	$114,117	$195,580	$158,277	$900,406
HC Advisors Shares	208	227	—	1,391
Total	$114,325	$195,807	$158,277	$901,797
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	5,225	12,277	47,076	99,936
HC Advisors Shares	10	14	—	154
Total	5,235	12,291	47,076	100,090
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$21.84	$15.93	$3.36	$9.01
HC Advisors Shares	$21.82	$15.93	$—	$9.01

(a)	Statement has been consolidated. See Note 2O in Notes to Financial Statements for basis of consolidation.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0. Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2014 (Unaudited)
(Amounts in thousands, except per share amounts)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
ASSETS:
Investments, at cost	$1,200,708	$2,747,319	$1,876,074	$103,009
Unrealized appreciation (depreciation)	102,204	111,784	(93,998)	1,564
Investments, at value	1,302,912	2,859,103	1,782,076	104,573
Cash	5,857	5,305	3,916	590
Foreign currency, at value (Cost $4,019, $7,193, $19,722 and $0, respectively)	4,053	7,241	19,744	—
Unrealized appreciation on forward currency contracts	21	34	—	—
Dividends and interest receivable	1,967	4,243	4,324	505
Margin deposits	—	—	213	—
Receivable for portfolio shares issued	428	969	603	255
Receivable from investments sold	2,498	992	3,269	1,477
Foreign tax reclaims receivable	2,094	5,068	44	—
TBA sale commitments receivable	—	—	—	527
Variation margin receivable on future contracts	1	1	—	—
Prepaid expenses	33	41	30	2
Total assets	1,319,864	2,882,997	1,814,219	107,929
LIABILITIES:
Unrealized depreciation on forward currency contracts	29	46	—	—
TBA sale commitments, at fair value	44	78	3,037	527
Payable for collateral received on loaned securities	6,985	13,029	13,912	591
Distributions payable	—	—	—	238
Payable for investments purchased	221	1,214	33,340	5,224
Payable for portfolio shares redeemed	9	11	15	31
Advisory fees payable	312	624	470	9
Management fees payable	58	122	74	4
Administrative services fees payable	8	18	12	1
Trustee fees payable	6	12	4	—
Other accrued expenses	170	267	252	4
Total liabilities	7,842	15,421	51,116	6,629
NET ASSETS	$1,312,022	$2,867,576	$1,763,103	$101,300
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$121	$281	$102	$10
Additional paid-in capital	1,183,384	2,747,651	1,890,413	99,717
Accumulated net investment income/(distributions in excess of net investment income)	1,430	(3,457)	(881)	(120)
Accumulated net realized gain/(loss) from investment transactions	25,272	12,153	(29,390)	129
Net unrealized appreciation/(depreciation) on investments	101,815	110,948	(97,141)	1,564
Net Assets	$1,312,022	$2,867,576	$1,763,103	$101,300
NET ASSETS:
HC Strategic Shares	$1,309,387	$2,864,335	$1,760,599	$98,439
HC Advisors Shares	2,635	3,241	2,504	2,861
Total	$1,312,022	$2,867,576	$1,763,103	$101,300
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	121,060	280,407	102,088	9,935
HC Advisors Shares	244	318	145	289
Total	121,304	280,725	102,233	10,224
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$10.82	$10.21	$17.25	$9.91
HC Advisors Shares	$10.82	$10.21	$17.24	$9.90

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0. Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2014 (Unaudited)
(Amounts in thousands, except per share amounts)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio
ASSETS:
Investments, at cost	$800,593	$267,706	$510,059	$242,200
Unrealized appreciation (depreciation)	(16,050)	4,586	(1,289)	3,505
Investments, at value	784,543	272,292	508,770	245,705
Cash	4,349	—	—	4,451
Dividends and interest receivable	10,989	1,178	1,863	2,097
Receivable for portfolio shares issued	1,642	1,303	1,070	1,362
Receivable from investments sold	—	5,699	7,466	—
Variation margin receivable on future contracts	159	—	—	—
Prepaid expenses and other assets	16	16	77	10
Total assets	801,698	280,488	519,246	253,625
LIABILITIES:
Variation margin payable for futures contracts	42	—	—	—
Payable for collateral related loan securities	9,349	—	—	4,451
Distributions payable	—	367	—	743
Payable for investments purchased	3,630	5,945	8,502	—
Payable for portfolio shares redeemed	1	73	—	70
Advisory fees payable	620	12	16	40
Management fees payable	47	12	22	16
Administrative services fees payable	5	2	3	2
Trustee fees payable	2	1	10	1
Other accrued expenses	25	17	—	24
Total liabilities	13,721	6,429	8,553	5,347
NET ASSETS	$787,977	$274,059	$510,693	$248,278
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$112	$27	$51	$25
Additional paid-in capital	802,789	269,627	513,033	244,754
Accumulated net investment income/(distributions in excess of net investment income)	126	(5)	(1,695)	(16)
Accumulated net realized gain/(loss) from investment transactions	843	(176)	593	10
Net unrealized appreciation/(depreciation) on investments	(15,893)	4,586	(1,289)	3,505
Net Assets	$787,977	$274,059	$510,693	$248,278
NET ASSETS:
HC Strategic Shares	$786,939	$274,059	$510,692	$248,278
HC Advisors Shares	1,038	—	1	—
Total	$787,977	$274,059	$510,693	$248,278
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	$111,583	$27,228	$51,138	$24,572
HC Advisors Shares	147	—	—	—
Total	111,730	27,228	51,138	24,572
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$7.05	$10.07	$9.99	$10.10
HC Advisors Shares	$7.05	$—	$9.99	$—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0. Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (concluded)
As of December 31, 2014 (Unaudited)
(Amounts in thousands, except per share amounts)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments, at cost	$301,092	$20,718	$403,390	$73,551
Unrealized appreciation	4,042	257	10,451	2,816
Investments, at value	305,134	20,975	413,841	76,367
Dividends and interest receivable	640	215	4,757	860
Receivable for portfolio shares issued	1,606	37	1,570	133
Receivable from investments sold	4,641	—	—	—
TBA sale commitments receivable	2,416	—	—	—
Prepaid expenses	12	11	17	10
Total assets	314,449	21,238	420,185	77,370
LIABILITIES:
TBA sale commitments, at fair value	2,416	—	—	—
Distributions payable	801	37	1,011	140
Cash overdraft	2	—	—	—
Payable for investments purchased	36,332	—	2,568	809
Payable for portfolio shares redeemed	77	2	261	100
Income payable on TBA sale commitments	6	—	—	—
Advisory fees payable	12	2	259	7
Management fees payable	12	1	18	4
Administrative services fees payable	2	—	3	—
Trustee fees payable	2	—	1	2
Other accrued expenses	32	8	13	26
Total liabilities	39,694	50	4,134	1,088
NET ASSETS	$274,755	$21,188	$416,051	$76,282
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$28	$2	$41	$7
Additional paid-in capital	276,294	20,948	414,445	73,489
Accumulated net investment income/(distributions in excess of net investment income)	(836)	(18)	(65)	(25)
Accumulated net realized gain/(loss) from investment transactions	(4,773)	1	(8,821)	(5)
Net unrealized appreciation on investments	4,042	257	10,451	2,816
Net Assets	$274,755	$21,188	$416,051	$76,282
NET ASSETS:
HC Strategic Shares	$274,755	$21,188	$413,969	$75,678
HC Advisors Shares	—	—	2,082	604
Total	$274,755	$21,188	$416,051	$76,282
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	27,752	2,125	40,936	7,283
HC Advisors Shares	—	—	206	58
Total	27,752	2,125	41,142	7,341
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$9.90	$9.97	$10.11	$10.39
HC Advisors Shares	$—	$—	$10.11	$10.39

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0. Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations
For the Six Months Ended December 31, 2014 (Unaudited)
(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$4	$7	$1	$1,498
Dividends (net of foreign withholding tax of $3, $5, $0 and $19, respectively)	6,987	11,516	5,221	7,892
Income from securities lending (net)	25	47	8	13
Total Investment Income	7,016	11,570	5,230	9,403
EXPENSES:
Advisory fees	609	996	814	1,323
Management fees	159	262	216	370
Administrative services fees	94	155	128	219
Distribution fees – HC Advisors Shares	2	2	2	3
Professional fees	30	37	34	53
Transfer agent fees	1	2	2	2
Compliance service fees	5	6	6	9
Custodian fees	31	36	32	49
Registration and filing fees	10	7	9	8
Trustee fees	13	17	15	24
Other	17	19	30	52
Total expenses before waivers and expenses paid indirectly	971	1,539	1,288	2,112
Less: Distribution fees waived – HC Advisors Shares	(2)	(2)	(2)	(3)
Expenses paid indirectly	(21)	(42)	(7)	(12)
Net Expenses	948	1,495	1,279	2,097
Net Investment Income	6,068	10,075	3,951	7,306
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	44,435	76,663	55,547	55,070
Net realized gains/(losses) from futures transactions	—	—	—	10,870
Net realized gains/(losses) from written options transactions	—	—	—	(109)
Net realized gains/(losses) from swap transactions	—	—	—	(474)
Net realized gains/(losses) from foreign currency transactions	—	—	—	828
Net realized gains/(losses) from investments, futures, written options, swap transactions, foreign currency transactions	44,435	76,663	55,547	66,096
Change in unrealized appreciation/(depreciation) on investments	(21,438)	(39,815)	(1,010)	24,056
Change in unrealized appreciation/(depreciation) on futures	—	—	—	(618)
Change in unrealized appreciation/(depreciation) on written options	—	—	—	(2)
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	(1,162)
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	1,045
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swap transactions, foreign currency transactions	(21,438)	(39,815)	(1,010)	23,319
Net realized/unrealized gains/(losses) from investments, futures, written options, swap transactions, foreign currency transactions	22,997	36,848	54,537	89,415
Change in net assets resulting from operations	$29,065	$46,923	$58,488	$96,721

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2014 (Unaudited)
(Amounts in thousands)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
INVESTMENT INCOME:
Interest	$—	$—	$—	$755
Dividends (net of foreign withholding tax of $2, $3, $4 and $616, respectively)	418	725	1,923	6,462
Income from securities lending (net)	36	84	—	61
Total Investment Income	454	809	1,923	7,278
EXPENSES:
Advisory fees	348	615	553	2,974
Management fees	28	45	42	273
Administrative services fees	16	27	25	161
Distribution fees – HC Advisors Shares	—	—	—	2
Professional fees	5	6	4	48
Transfer agent fees	—	—	—	2
Compliance service fees	1	1	1	7
Custodian fees	16	8	5	97
Registration and filing fees	6	4	5	17
Trustee fees	2	3	2	21
Other	25	8	11	88
Total expenses before waivers and expenses paid indirectly	447	717	648	3,690
Less: Distribution fees waived – HC Advisors Shares	—	—	—	(2)
Expenses paid indirectly	(3)	(5)	(1)	(5)
Net Expenses	444	712	647	3,683
Net Investment Income	10	97	1,276	3,595
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	6,229	7,146	8,629	36,012
Net realized gains/(losses) from futures transactions	—	—	—	(42,080)
Net realized gains/(losses) from written options transactions	—	—	—	47
Net realized gains/(losses) from swap transactions	—	—	—	(97,110)
Net realized gains/(losses) from foreign currency transactions	—	—	(1)	2,267
Net realized gains/(losses) from investments, futures, foreign currency transactions	6,229	7,146	8,628	(100,864)
Change in unrealized appreciation/(depreciation) on investments	(3,045)	(1,893)	7,734	(144,812)
Change in unrealized appreciation/(depreciation) on futures	—	—	—	(13,915)
Change in unrealized appreciation/(depreciation) on written options	—	—	—	(79)
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	(9,102)
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	846
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swap transactions, foreign currency transactions	(3,045)	(1,893)	7,734	(167,062)
Net realized/unrealized gains/(losses) from investments, futures, foreign currency transactions	3,184	5,253	16,362	(267,926)
Change in net assets resulting from operations	$3,194	$5,350	$17,638	$(264,331)

(a)	Statement has been consolidated. See Note 2O in Notes to Financial Statements for basis of consolidation.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2014 (Unaudited)
(Amounts in thousands)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
INVESTMENT INCOME:
Interest	$1	$1	$1	$1,151
Dividends (net of foreign withholding tax of $2,159, $4,383, $3,146 and $0, respectively)	14,510	28,699	26,860	—
Income from securities lending (net)	175	340	218	1
Total Investment Income	14,686	29,040	27,079	1,152
EXPENSES:
Advisory fees	1,731	3,215	3,286	53
Management fees	380	728	462	26
Administrative services fees	222	426	273	15
Distribution fees – HC Advisors Shares	4	5	4	4
Professional fees	117	137	93	4
Transfer agent fees	5	6	3	—
Compliance service fees	18	21	12	—
Custodian fees	534	523	1,126	4
Registration and filing fees	13	15	12	4
Trustee fees	51	60	33	1
Other	189	177	91	23
Total expenses before waivers and expenses paid indirectly	3,264	5,313	5,395	134
Less: Distribution fees waived – HC Advisors Shares	(4)	(5)	(4)	(4)
Expenses paid indirectly	(3)	(9)	(32)	—
Net Expenses	3,257	5,299	5,359	130
Net Investment Income	11,429	23,741	21,720	1,022
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	52,902	61,946	21,458	525
Net realized gains/(losses) from futures transactions	(116)	(203)	—	—
Net realized gains/(losses) from foreign currency transactions	(524)	(1,278)	(2,513)	—
Net realized gains/(losses) from investments, futures, foreign currency transactions	52,262	60,465	18,945	525
Change in unrealized appreciation/(depreciation) on investments	(209,502)	(368,459)	(236,018)	(42)
Change in unrealized appreciation/(depreciation) on futures	15	25	—	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	(11)	(26)	(56)	—
Change in unrealized appreciation/(depreciation) on investments, futures, foreign currency transactions	(209,498)	(368,460)	(236,074)	(42)
Net realized/unrealized gains/(losses) from investments, futures, foreign currency transactions	(157,236)	(307,995)	(217,129)	483
Change in net assets resulting from operations	$(145,807)	$(284,254)	$(195,409)	$1,505

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2014 (Unaudited)
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$21,117	$1,757	$807	$3,813
Dividends (net of foreign withholding tax of $0, $0, $0 and $0, respectively)	638	—	—	—
Income from securities lending (net)	44	—	—	10
Total Investment Income	21,799	1,757	807	3,823
EXPENSES:
Advisory fees	894	67	94	250
Management fees	201	65	131	64
Administrative services fees	119	39	77	38
Distribution fees – HC Advisors Shares	1	—	—	—
Professional fees	29	10	59	14
Transfer agent fees	1	—	1	—
Compliance service fees	5	1	3	7
Custodian fees	24	11	14	10
Registration and filing fees	14	6	60	9
Trustee fees	13	4	9	5
Other	50	9	21	15
Total expenses before waivers and expenses paid indirectly	1,351	212	469	412
Less: Distribution fees waived – HC Advisors Shares	(1)	—	—	—
Net Expenses	1,350	212	469	412
Net Investment Income	20,449	1,545	338	3,411
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	3,044	635	(134)	2,423
Net realized gains/(losses) from futures transactions	95	—	—	—
Net realized gains/(losses) from foreign currency transactions	(1)	—	—	—
Net realized gains/(losses) from investments, futures, foreign currency transactions	3,138	635	(134)	2,423
Change in unrealized appreciation/(depreciation) on investments	(46,765)	2,626	(10,977)	(3,163)
Change in unrealized appreciation/(depreciation) on futures	159	—	—	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments, futures, foreign currency transactions	(46,606)	2,626	(10,977)	(3,163)
Net realized/unrealized gains/(losses) from investments, futures, foreign currency transactions	(43,468)	3,261	(11,111)	(740)
Change in net assets resulting from operations	$(23,019)	$4,806	$(10,773)	$2,671

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (concluded)
For the Six Months Ended December 31, 2014 (Unaudited)
(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$2,838	$162	$4,822	$810
Total Investment Income	2,838	162	4,822	810
EXPENSES:
Advisory fees	69	14	325	43
Management fees	66	5	106	19
Administrative services fees	39	3	62	11
Distribution fees – HC Advisors Shares	—	—	3	1
Professional fees	12	1	8	11
Compliance service fees	2	—	1	1
Custodian fees	10	1	8	11
Registration and filing fees	5	5	6	6
Trustee fees	5	—	4	5
Other	14	2	25	14
Total expenses before waivers and expenses paid indirectly	222	31	548	122
Less: Distribution fees waived – HC Advisors Shares	—	—	(3)	(1)
Net Expenses	222	31	545	121
Net Investment Income	2,616	131	4,277	689
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	783	1	2,465	377
Change in unrealized appreciation/(depreciation) on investments	983	(125)	(2,101)	(150)
Change in unrealized appreciation/(depreciation) on investments	983	(125)	(2,101)	(150)
Net realized/unrealized gains/(losses) from investments	1,766	(124)	364	227
Change in net assets resulting from operations	$4,382	$7	$4,641	$916

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets
(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$6,068	$15,596	$10,075	$23,478	$3,951	$8,703
Net realized gains/(losses) from investments, foreign currency transactions	44,435	100,427	76,663	135,287	55,547	73,925
Change in unrealized appreciation/(depreciation) from investments, foreign currency transactions	(21,438)	15,325	(39,815)	38,645	(1,010)	76,692
Change in net assets resulting from operations	29,065	131,348	46,923	197,410	58,488	159,320
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(6,574)	(15,732)	(11,386)	(23,473)	(4,282)	(8,824)
HC Advisors Shares	(12)	(39)	(15)	(42)	(8)	(18)
Net realized gains/(losses) from investments, foreign currency transactions:
HC Strategic Shares	—	—	(120,230)	(142,904)	(9,890)	—
HC Advisors Shares	—	—	(169)	(307)	(19)	—
Change in net assets resulting from distributions	(6,586)	(15,771)	(131,800)	(166,726)	(14,199)	(8,842)
HC Strategic Shares
Proceeds from shares issued	$228,283	$96,390	$426,329	$240,649	$215,628	$160,036
Proceeds from reinvestment of dividends	5,390	13,169	130,628	164,446	12,099	7,248
Cost of shares redeemed	(234,701)	(276,146)	(467,813)	(335,962)	(227,285)	(213,896)
Change in net assets from HC Strategic Shares of beneficial interest	(1,028)	(166,587)	89,144	69,133	442	(46,612)
HC Advisors Shares
Proceeds from shares issued	—	139	78	311	—	136
Cost of shares redeemed	(50)	(777)	(69)	(1,008)	(111)	(289)
Change in net assets from HC Advisors Shares of beneficial interest	(50)	(638)	9	(697)	(111)	(153)
Change in net assets from shares of beneficial interest	$(1,078)	$(167,225)	$89,153	$68,436	$331	$(46,765)
Change in net assets	21,401	(51,648)	4,276	99,120	44,620	103,713
Net Assets:
Beginning of period	629,862	681,510	1,038,084	938,964	841,503	737,790
End of period	$651,263	$629,862	$1,042,360	$1,038,084	$886,123	$841,503
Accumulated net investment income/(distributions in excess of net investment income)	$247	$765	$(14)	$1,312	$(4)	$335
Share Transactions:
HC Strategic Shares
Issued	12,490	5,816	29,003	16,618	10,089	8,247
Reinvested	292	792	9,718	12,076	564	374
Redeemed	(12,840)	(16,960)	(31,971)	(22,760)	(10,639)	(11,108)
Change in HC Strategic Shares	(58)	(10,352)	6,750	5,934	14	(2,487)
HC Advisors Shares
Issued	—	9	6	22	—	7
Redeemed	(3)	(45)	(5)	(69)	(5)	(15)
Change in HC Advisors Shares	(3)	(36)	1	(47)	(5)	(8)
Total change in shares	(61)	(10,388)	6,751	5,887	9	(2,495)

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization– Mid Capitalization Equity Portfolio		The Institutional Small Capitalization– Mid Capitalization Equity Portfolio
	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$7,306	$14,857	$10	$385	$97	$367
Net realized gains/(losses) from investments, futures, written options, swap transactions, foreign currency transactions	66,096	106,235	6,229	22,534	7,146	30,944
Change in unrealized appreciation/(depreciation) from investments, futures, written options, swap transactions, foreign currency transactions	23,319	133,438	(3,045)	2,920	(1,893)	2,645
Change in net assets resulting from operations	96,721	254,530	3,194	25,839	5,350	33,956
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(7,258)	(15,609)	(34)	(421)	(107)	(330)
HC Advisors Shares	(10)	(23)	—	(1)	—	—
Net realized gains/(losses) from investments, futures, written options, swap transactions, foreign currency transactions:
HC Strategic Shares	(93,716)	(106,330)	—	—	(19,022)	(27,745)
HC Advisors Shares	(125)	(167)	—	—	(25)	(39)
Change in net assets resulting from distributions	(101,109)	(122,129)	(34)	(422)	(19,154)	(28,114)
HC Strategic Shares
Proceeds from shares issued	$426,205	$386,626	$43,045	$22,645	$62,767	$41,223
Proceeds from reinvestment of dividends	100,319	120,585	28	363	19,090	28,000
Cost of shares redeemed	(503,875)	(339,573)	(45,807)	(47,385)	(54,950)	(69,762)
Change in net assets from HC Strategic Shares of beneficial interest	22,649	167,638	(2,734)	(24,377)	26,907	(539)
HC Advisors Shares
Proceeds from shares issued	107	146	4	17	15	51
Cost of shares redeemed	(140)	(245)	(10)	(43)	(10)	(60)
Change in net assets from HC Advisors Shares of beneficial interest	(33)	(99)	(6)	(26)	5	(9)
Change in net assets from shares of beneficial interest	$22,616	$167,539	$(2,740)	$(24,403)	$26,912	$(548)
Change in net assets	18,228	299,940	420	1,014	13,108	5,294
Net Assets:
Beginning of period	1,444,656	1,144,716	113,905	112,891	182,699	177,405
End of period	$1,462,884	$1,444,656	$114,325	$113,905	$195,807	$182,699
Accumulated net investment income/(distributions in excess of net investment income)	$195	$157	$10	$34	$(39)	$(28)
Share Transactions:
HC Strategic Shares
Issued	24,713	24,108	2,055	1,108	3,587	2,429
Reinvested	6,103	7,822	1	18	1,229	1,753
Redeemed	(29,369)	(21,161)	(2,187)	(2,352)	(3,152)	(3,936)
Change in HC Strategic Shares	1,447	10,769	(131)	(1,226)	1,664	246
HC Advisors Shares
Issued	6	9	—	1	1	3
Redeemed	(8)	(15)	—	(2)	(1)	(3)
Change in HC Advisors Shares	(2)	(6)	—	(1)	—	—
Total change in shares	1,445	10,763	(131)	(1,227)	1,664	246

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Real Estate Securities Portfolio		The Commodity Returns Strategy Portfolio(b)		The International Equity Portfolio
	For the Six Months Ended December 31, 2014	For Period September 12, 2013 through June 30, 2014(a)	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,276	$2,676	$3,595	$9,200	$11,429	$50,196
Net realized gains/(losses) from investments, futures, foreign currency transactions	8,628	2,250	(100,864)	42,982	52,262	169,384
Change in unrealized appreciation/(depreciation) from investments, futures, written options, swap transactions, foreign currency transactions	7,734	23,365	(167,062)	133,259	(209,498)	101,889
Change in net assets resulting from operations	17,638	28,291	(264,331)	185,441	(145,807)	321,469
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(2,240)	(1,546)	(6,253)	(10,032)	(14,041)	(51,093)
HC Advisors Shares	—	—	(9)	(13)	(29)	(101)
Net realized gains/(losses) from investments, futures, foreign currency transactions:
HC Strategic Shares	(7,059)	(18)	(3,435)	—	(152,759)	(4,102)
HC Advisors Shares	—	—	(5)	—	(336)	(8)
Change in net assets resulting from distributions	(9,299)	(1,564)	(9,702)	(10,045)	(167,165)	(55,304)
HC Strategic Shares
Proceeds from shares issued	$11,495	$177,266	$276,177	$333,653	$145,838	$167,603
Proceeds from reinvestment of dividends	9,171	1,291	8,646	8,308	132,294	45,940
Cost of shares redeemed	(42,311)	(33,701)	(285,364)	(248,890)	(269,987)	(251,509)
Change in net assets from HC Strategic Shares of beneficial interest	(21,645)	144,856	(541)	93,071	8,145	(37,966)
HC Advisors Shares
Proceeds from shares issued	—	—	189	339	207	247
Cost of shares redeemed	—	—	(32)	(93)	(47)	(377)
Change in net assets from HC Advisors Shares of beneficial interest	—	—	157	246	160	(130)
Change in net assets from shares of beneficial interest	$(21,645)	$144,856	$(384)	$93,317	$8,305	$(38,096)
Change in net assets	(13,306)	171,583	(274,417)	268,713	(304,667)	228,069
Net Assets:
Beginning of period	171,583	—	1,176,214	907,501	1,616,689	1,388,620
End of period	$158,277	$171,583	$901,797	$1,176,214	$1,312,022	$1,616,689
Accumulated net investment income/(distributions in excess of net investment income)	$160	$1,124	$56	$268	$1,430	$4,071
Share Transactions:
HC Strategic Shares
Issued	3,560	63,884	29,111	30,232	11,992	12,672
Reinvested	2,741	467	925	757	11,980	3,451
Redeemed	(12,919)	(10,657)	(31,059)	(22,352)	(21,930)	(19,178)
Change in HC Strategic Shares	(6,618)	53,694	(1,023)	8,637	2,042	(3,055)
HC Advisors Shares
Issued	—	—	18	31	16	20
Redeemed	—	—	(3)	(9)	(3)	(29)
Change in HC Advisors Shares	—	—	15	22	13	(9)
Total change in shares	(6,618)	53,694	(1,008)	8,659	2,055	(3,064)

(a)	Commencement of operations.
(b)	Statement has been consolidated. See Note 2O in the Notes to Financial Statements for basis of consolidation.

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional International Equity Portfolio		The Emerging Markets Portfolio		The Core Fixed Income Portfolio
	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$23,741	$93,123	$21,720	$31,213	$1,022	$2,181
Net realized gains/(losses) from investments, futures, foreign currency transactions	60,465	287,397	18,945	5,309	525	188
Change in unrealized appreciation/(depreciation) from investments, futures, foreign currency transactions	(368,460)	207,531	(236,074)	190,779	(42)	2,262
Change in net assets resulting from operations	(284,254)	588,051	(195,409)	227,301	1,505	4,631
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(33,460)	(93,524)	(41,389)	(25,766)	(1,154)	(2,486)
HC Advisors Shares	(38)	(115)	(60)	(39)	(34)	(68)
Net realized gains/(losses) from investments, futures, foreign currency transactions:
HC Strategic Shares	(267,727)	(100,495)	(28,792)	—	(91)	(429)
HC Advisors Shares	(343)	(137)	(44)	—	(3)	(12)
Change in net assets resulting from distributions	(301,568)	(194,271)	(70,285)	(25,805)	(1,282)	(2,995)
HC Strategic Shares
Proceeds from shares issued	$365,407	$444,113	$263,238	$597,280	$19,780	$26,314
Proceeds from reinvestment of dividends	296,426	181,429	58,999	22,829	1,243	2,910
Cost of shares redeemed	(214,254)	(448,774)	(109,821)	(87,035)	(22,518)	(24,112)
Change in net assets from HC Strategic Shares of beneficial interest	447,579	176,768	212,416	533,074	(1,495)	5,112
HC Advisors Shares
Proceeds from shares issued	420	305	125	1,037	220	459
Cost of shares redeemed	(37)	(618)	(81)	(256)	(96)	(115)
Change in net assets from HC Advisors Shares of beneficial interest	383	(313)	44	781	124	344
Change in net assets from shares of beneficial interest	$447,962	$176,455	$212,460	$533,855	$(1,371)	$5,456
Change in net assets	(137,860)	570,235	(53,234)	735,351	(1,148)	7,092
Net Assets:
Beginning of period	3,005,436	2,435,201	1,816,337	1,080,986	102,448	95,356
End of period	$2,867,576	$3,005,436	$1,763,103	$1,816,337	$101,300	$102,448
Accumulated net investment income/(distributions in excess of net investment income)	$(3,457)	$6,300	$(881)	$18,848	$(120)	$46
Share Transactions:
HC Strategic Shares
Issued	31,225	36,268	14,016	32,428	1,995	2,690
Reinvested	28,439	15,097	3,385	1,229	126	299
Redeemed	(17,821)	(36,469)	(5,931)	(4,681)	(2,271)	(2,463)
Change in HC Strategic Shares	41,843	14,896	11,470	28,976	(150)	526
HC Advisors Shares
Issued	35	25	6	55	22	47
Redeemed	(3)	(51)	(4)	(14)	(9)	(12)
Change in HC Advisors Shares	32	(26)	2	41	13	35
Total change in shares	41,875	14,870	11,472	29,017	(137)	561

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio		The U.S. Government Fixed Income Securities Portfolio		The Inflation Protected Securities Portfolio
	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014	For the Six Months Ended December 31, 2014	For the period April 3, 2014(a) through June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$20,449	$49,105	$1,545	$3,176	$338	$5,407
Net realized gains/(losses) from investments, futures, foreign currency transactions	3,138	23,664	635	(428)	(134)	1,141
Change in unrealized appreciation/(depreciation) from investments, futures, foreign currency transactions	(46,606)	23,214	2,626	1,789	(10,977)	9,688
Change in net assets resulting from operations	(23,019)	95,983	4,806	4,537	(10,773)	16,236
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(22,764)	(49,510)	(1,602)	(3,198)	(2,375)	(5,089)
HC Advisors Shares	(31)	(59)	—	—	—	—
Net realized gains/(losses) from investments, futures, foreign currency transactions:
HC Strategic Shares	(18,509)	(15,185)	—	(786)	(414)	—
HC Advisors Shares	(25)	(18)	—	—	—	—
Change in net assets resulting from distributions	(41,329)	(64,772)	(1,602)	(3,984)	(2,789)	(5,089)
HC Strategic Shares
Proceeds from shares issued	$289,597	$499,918	$120,330	$66,039	$21,799	$577,167
Proceeds from reinvestment of dividends	39,527	61,741	1,376	3,560	2,651	4,793
Cost of shares redeemed	(281,995)	(540,906)	(97,765)	(88,628)	(26,654)	(66,648)
Change in net assets from HC Strategic Shares of beneficial interest	47,129	20,753	23,941	(19,029)	(2,204)	515,312
HC Advisors Shares
Proceeds from shares issued	87	153	—	—	—	—
Cost of shares redeemed	(11)	(51)	—	—	—	—
Change in net assets from HC Advisors Shares of beneficial interest	76	102	—	—	—	—
Change in net assets from shares of beneficial interest	$47,205	$20,855	$23,941	$(19,029)	$(2,204)	$515,312
Change in net assets	(17,143)	52,066	27,145	(18,476)	(15,766)	526,459
Net Assets:
Beginning of period	805,120	753,054	246,914	265,390	526,459	—
End of period	$787,977	$805,120	$274,059	$246,914	$510,693	$526,459
Accumulated net investment income/(distributions in excess of net investment income)	$126	$2,472	$(5)	$52	$(1,695)	$342
Share Transactions:
HC Strategic Shares
Issued	35,588	65,904	12,054	6,667	2,160	57,398
Reinvested	5,525	8,242	138	361	260	468
Redeemed	(34,594)	(70,673)	(9,797)	(8,962)	(2,640)	(6,508)
Change in HC Strategic Shares	6,519	3,473	2,395	(1,934)	(220)	51,358
HC Advisors Shares
Issued	12	21	—	—	—	—
Redeemed	(2)	(7)	—	—	—	—
Change in HC Advisors Shares	10	14	—	—	—	—
Total change in shares	6,529	3,487	2,395	(1,934)	(220)	51,358

(a)	Commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The U.S. Corporate Fixed Income Securities Portfolio		The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio
	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$3,411	$7,108	$2,616	$5,320	$131	$260
Net realized gains/(losses) from investments	2,423	45	783	638	1	8
Change in unrealized appreciation/(depreciation) from investments	(3,163)	9,909	983	4,143	(125)	8
Change in net assets resulting from operations	2,671	17,062	4,382	10,101	7	276
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(3,558)	(7,199)	(3,581)	(7,654)	(140)	(261)
Net realized gains/(losses) from investments:
HC Strategic Shares	(2,303)	(3,582)	—	—	(4)	(44)
Change in net assets resulting from distributions	(5,861)	(10,781)	(3,581)	(7,654)	(144)	(305)
HC Strategic Shares
Proceeds from shares issued	$59,636	$79,521	$60,645	$51,694	$281	$2,017
Proceeds from reinvestment of dividends	5,431	9,991	2,984	6,485	144	301
Cost of shares redeemed	(71,203)	(58,243)	(40,307)	(63,542)	(803)	(3,194)
Change in net assets from HC Strategic Shares of beneficial interest	(6,136)	31,269	23,322	(5,363)	(378)	(876)
Change in net assets from shares of beneficial interest	$(6,136)	$31,269	$23,322	$(5,363)	$(378)	$(876)
Change in net assets	(9,326)	37,550	24,123	(2,916)	(515)	(905)
Net Assets:
Beginning of period	257,604	220,054	250,632	253,548	21,703	22,608
End of period	$248,278	$257,604	$274,755	$250,632	$21,188	$21,703
Accumulated net investment income/(distributions in excess of net investment income)	$(16)	$131	$(836)	$129	$(18)	$(9)
Share Transactions:
HC Strategic Shares
Issued	5,824	7,881	6,128	5,267	28	201
Reinvested	535	1,006	303	664	14	30
Redeemed	(6,953)	(5,791)	(4,068)	(6,475)	(80)	(318)
Change in HC Strategic Shares	(594)	3,096	2,363	(544)	(38)	(87)
Total change in shares	(594)	3,096	2,363	(544)	(38)	(87)

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Intermediate Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond II Portfolio
	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014	For the Six Months Ended December 31, 2014	For the Year Ended June 30, 2014
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$4,277	$10,475	$689	$1,609
Net realized gains/(losses) from investments	2,465	611	377	(57)
Change in unrealized appreciation/(depreciation) from investments	(2,101)	5,645	(150)	1,224
Change in net assets resulting from operations	4,641	16,731	916	2,776
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(4,488)	(10,544)	(707)	(1,605)
HC Advisors Shares	(26)	(55)	(6)	(12)
Net realized gains/(losses) from investments:
HC Strategic Shares	—	—	(319)	(225)
HC Advisors Shares	—	—	(3)	(1)
Change in net assets resulting from distributions	(4,514)	(10,599)	(1,035)	(1,843)
HC Strategic Shares
Proceeds from shares issued	$64,565	$83,412	$12,138	$19,161
Proceeds from reinvestment of dividends	4,330	10,168	996	1,785
Cost of shares redeemed	(78,307)	(96,267)	(15,040)	(17,642)
Change in net assets from HC Strategic Shares of beneficial interest	(9,412)	(2,687)	(1,906)	3,304
HC Advisors Shares
Proceeds from shares issued	41	655	13	263
Cost of shares redeemed	(452)	(39)	(132)	(9)
Change in net assets from HC Advisors Shares of beneficial interest	(411)	616	(119)	254
Change in net assets from shares of beneficial interest	$(9,823)	$(2,071)	$(2,025)	$3,558
Change in net assets	(9,696)	4,061	(2,144)	4,491
Net Assets:
Beginning of period	425,747	421,686	78,426	73,935
End of period	$416,051	$425,747	$76,282	$78,426
Accumulated net investment income/(distributions in excess of net investment income)	$(65)	$172	$(25)	$(1)
Share Transactions:
HC Strategic Shares
Issued	6,345	8,286	1,159	1,850
Reinvested	427	1,016	96	173
Redeemed	(7,702)	(9,573)	(1,436)	(1,701)
Change in HC Strategic Shares	(930)	(271)	(183)	322
HC Advisors Shares
Issued	4	65	1	26
Redeemed	(44)	(4)	(13)	(1)
Change in HC Advisors Shares	(40)	61	(12)	25
Total change in shares	(970)	(210)	(195)	347

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Value Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$17.88	$0.17		$0.66	$0.83	$(0.19)	$—	$(0.19)
Year Ended June 30, 2014	14.94	0.42		2.94	3.36	(0.42)	—	(0.42)
Year Ended June 30, 2013	12.22	0.38		2.69	3.07	(0.35)	—	(0.35)
Year Ended June 30, 2012	12.50	0.30		(0.28)	0.02	(0.30)	—	(0.30)
Year Ended June 30, 2011	9.98	0.22		2.52	2.74	(0.22)	—	(0.22)
Year Ended June 30, 2010	8.84	0.21		1.13	1.34	(0.20)	—	(0.20)
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$17.88	$0.17		$0.66	$0.83	$(0.19)	$—	$(0.19)
Year Ended June 30, 2014	14.94	0.43		2.93	3.36	(0.42)	—	(0.42)
Year Ended June 30, 2013	12.22	0.35		2.72	3.07	(0.35)	—	(0.35)
Year Ended June 30, 2012	12.49	0.31		(0.28)	0.03	(0.30)	—	(0.30)
Period Ended June 30, 2011(d)	9.93	0.21		2.57	2.78	(0.22)	—	(0.22)
The Institutional Value Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$14.79	$0.14		$0.49	$0.63	$(0.15)	$(1.73)	$(1.88)
Year Ended June 30, 2014	14.60	0.36	(e)	2.66 (e)	3.02	(0.35)	(2.48)	(2.83)
Year Ended June 30, 2013	12.55	0.38		2.69	3.07	(0.37)	(0.65)	(1.02)
Year Ended June 30, 2012	12.96	0.13		(0.06)	0.07	(0.30)	(0.18)	(0.48)
Year Ended June 30, 2011	10.26	0.23		2.67	2.90	(0.20)	—	(0.20)
Year Ended June 30, 2010	9.02	0.17		1.24	1.41	(0.17)	—	(0.17)
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$14.79	$0.14		$0.50	$0.64	$(0.15)	$(1.73)	$(1.88)
Year Ended June 30, 2014	14.60	0.36	(e)	2.66 (e)	3.02	(0.35)	(2.48)	(2.83)
Year Ended June 30, 2013	12.55	0.37		2.70	3.07	(0.37)	(0.65)	(1.02)
Year Ended June 30, 2012	12.97	0.14		(0.08)	0.06	(0.30)	(0.18)	(0.48)
Period Ended June 30, 2011(d)	10.21	0.21		2.75	2.96	(0.20)	—	(0.20)
The Growth Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$20.51	$0.10		$1.32	$1.42	$(0.10)	$(0.24)	$(0.34)
Year Ended June 30, 2014	16.95	0.21		3.56	3.77	(0.21)	—	(0.21)
Year Ended June 30, 2013	14.88	0.24		2.07	2.31	(0.24)	—	(0.24)
Year Ended June 30, 2012	13.87	0.15		1.01	1.16	(0.15)	—	(0.15)
Year Ended June 30, 2011	10.39	0.10		3.48	3.58	(0.10)	—	(0.10)
Year Ended June 30, 2010	9.42	0.10		0.97	1.07	(0.10)	—	(0.10)
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$20.48	$0.10		$1.32	$1.42	$(0.10)	$(0.24)	$(0.34)
Year Ended June 30, 2014	16.93	0.21		3.55	3.76	(0.21)	—	(0.21)
Year Ended June 30, 2013	14.86	0.22		2.09	2.31	(0.24)	—	(0.24)
Year Ended June 30, 2012	13.85	0.15		1.01	1.16	(0.15)	—	(0.15)
Period Ended June 30, 2011(d)	10.40	0.10		3.45	3.55	(0.10)	—	(0.10)
The Institutional Growth Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$16.59	$0.08		$1.03	$1.11	$(0.08)	$(1.09)	$(1.17)
Year Ended June 30, 2014	15.00	0.18		3.01	3.19	(0.19)	(1.41)	(1.60)
Year Ended June 30, 2013	15.02	0.23		2.07	2.30	(0.23)	(2.09)	(2.32)
Year Ended June 30, 2012	14.10	0.16		0.97	1.13	(0.15)	(0.06)	(0.21)
Year Ended June 30, 2011	10.58	0.12		3.50	3.62	(0.10)	—	(0.10)
Year Ended June 30, 2010	9.50	0.07		1.10	1.17	(0.09)	—	(0.09)
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$16.59	$0.08		$1.02	$1.10	$(0.08)	$(1.09)	$(1.17)
Year Ended June 30, 2014	15.00	0.19		3.00	3.19	(0.19)	(1.41)	(1.60)
Year Ended June 30, 2013	15.01	0.23		2.08	2.31	(0.23)	(2.09)	(2.32)
Year Ended June 30, 2012	14.10	0.16		0.96	1.12	(0.15)	(0.06)	(0.21)
Period Ended June 30, 2011(d)	10.59	0.11		3.50	3.61	(0.10)	—	(0.10)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	Per share amounts are based on average shares outstanding.
(f)	Portfolio Turnover does not include TBA security transactions.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Value Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$18.52	4.64%	$650,054	0.30%	0.30%	0.30%	1.90%	8.18%
Year Ended June 30, 2014	17.88	22.69%	628,645	0.32%	0.31%	0.31%	2.44%	53.96%
Year Ended June 30, 2013	14.94	25.46%	679,946	0.29%	0.27%	0.27%	2.73%	54.28%
Year Ended June 30, 2012	12.22	0.23%	608,294	0.29%	0.26%	0.26%	2.59%	108.58%
Year Ended June 30, 2011	12.50	27.56%	534,710	0.37%	0.31%	0.31%	1.90%	72.04%
Year Ended June 30, 2010	9.98	14.94%	411,468	0.38%	0.33%	0.34%	1.88%	77.68%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$18.52	4.64%	$1,209	0.55%	0.30%	0.30%	1.90%	8.18%
Year Ended June 30, 2014	17.88	22.69%	1,217	0.57%	0.31%	0.31%	2.43%	53.96%
Year Ended June 30, 2013	14.94	25.46%	1,564	0.48%	0.27%	0.27%	2.74%	54.28%
Year Ended June 30, 2012	12.22	0.32%	811	0.29%	0.26%	0.26%	2.58%	108.58%
Period Ended June 30, 2011(d)	12.49	28.10%	763	0.62%	0.31%	0.31%	1.98%	72.04%
The Institutional Value Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$13.54	4.51%	$1,041,038	0.29%	0.29%	0.29%	1.92%	64.19%
Year Ended June 30, 2014	14.79	22.82%	1,036,650	0.32%	0.31%	0.31%	2.45%	63.68%
Year Ended June 30, 2013	14.60	25.76%	936,866	0.28%	0.26%	0.26%	2.76%	51.12%
Year Ended June 30, 2012	12.55	0.78%	958,796	0.29%	0.26%	0.26%	2.58%	128.77%
Year Ended June 30, 2011	12.96	28.41%	820,117	0.40%	0.35%	0.35%	1.79%	97.05	%(f)
Year Ended June 30, 2010	10.26	15.54%	688,971	0.42%	0.37%	0.38%	1.60%	107.30%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$13.55	4.58%	$1,322	0.54%	0.29%	0.29%	1.93%	64.19%
Year Ended June 30, 2014	14.79	22.82%	1,434	0.57%	0.31%	0.31%	2.45%	63.68%
Year Ended June 30, 2013	14.60	25.76%	2,098	0.46%	0.26%	0.26%	2.76%	51.12%
Year Ended June 30, 2012	12.55	0.70%	1,658	0.29%	0.26%	0.26%	2.58%	128.77%
Period Ended June 30, 2011(d)	12.97	29.14%	1,292	0.65%	0.35%	0.35%	1.83%	97.05	%(f)
The Growth Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$21.59	6.98%	$884,460	0.30%	0.30%	0.30%	0.91%	18.99%
Year Ended June 30, 2014	20.51	22.33%	839,813	0.28%	0.28%	0.28%	1.09%	30.28%
Year Ended June 30, 2013	16.95	15.62%	736,260	0.27%	0.27%	0.27%	1.47%	23.77%
Year Ended June 30, 2012	14.88	8.49%	731,586	0.31%	0.31%	0.31%	1.11%	64.59%
Year Ended June 30, 2011	13.87	34.56%	735,267	0.37%	0.36%	0.37%	0.82%	49.14%
Year Ended June 30, 2010	10.39	11.26%	589,930	0.37%	0.37%	0.37%	0.89%	51.80%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$21.56	6.99%	$1,663	0.55%	0.30%	0.30%	0.91%	18.99%
Year Ended June 30, 2014	20.48	22.29%	1,690	0.53%	0.28%	0.28%	1.09%	30.28%
Year Ended June 30, 2013	16.93	15.64%	1,530	0.46%	0.27%	0.27%	1.49%	23.77%
Year Ended June 30, 2012	14.86	8.50%	928	0.31%	0.31%	0.31%	1.10%	64.59%
Period Ended June 30, 2011(d)	13.85	34.24%	955	0.62%	0.36%	0.37%	0.83%	49.14%
The Institutional Growth Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$16.53	6.77%	$1,460,986	0.28%	0.28%	0.28%	0.99%	44.36%
Year Ended June 30, 2014	16.59	22.19%	1,442,721	0.26%	0.26%	0.26%	1.15%	48.43%
Year Ended June 30, 2013	15.00	17.08%	1,142,874	0.26%	0.26%	0.26%	1.53%	39.54%
Year Ended June 30, 2012	15.02	8.20%	1,090,547	0.32%	0.32%	0.32%	1.18%	83.80%
Year Ended June 30, 2011	14.10	34.29%	1,072,089	0.39%	0.38%	0.37%	0.92%	85.12	%(f)
Year Ended June 30, 2010	10.58	12.23%	858,425	0.40%	0.40%	0.40%	0.68%	85.24%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$16.52	6.70%	$1,898	0.53%	0.28%	0.28%	0.99%	44.36%
Year Ended June 30, 2014	16.59	22.19%	1,935	0.51%	0.26%	0.26%	1.16%	48.43%
Year Ended June 30, 2013	15.00	17.15%	1,842	0.44%	0.26%	0.26%	1.54%	39.54%
Year Ended June 30, 2012	15.01	8.13%	1,828	0.32%	0.32%	0.32%	1.19%	83.80%
Period Ended June 30, 2011(d)	14.10	34.16%	1,555	0.64%	0.38%	0.37%	0.92%	85.12	%(f)

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/(Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders
The Small Capitalization–Mid Capitalization Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$21.22	$0.01		$0.62	$0.63	$(0.01)	$—	$—		$(0.01)
Year Ended June 30, 2014	17.12	0.06		4.11	4.17	(0.07)	—	—		(0.07)
Year Ended June 30, 2013	13.68	0.15		3.43	3.58	(0.14)	—	—		(0.14)
Year Ended June 30, 2012	14.04	0.07		(0.36)	(0.29)	(0.07)	—	—		(0.07)
Year Ended June 30, 2011	10.41	0.05		3.64	3.69	(0.06)	—	—		(0.06)
Year Ended June 30, 2010	8.94	0.04		1.47	1.51	(0.04)	—	—		(0.04)
HC Advisors Shares								—
Six Months ended December 31, 2014 (Unaudited)	$21.20	$0.01		$0.62	$0.63	$(0.01)	$—	—		$(0.01)
Year Ended June 30, 2014	17.10	0.06		4.11	4.17	(0.07)	—	—		(0.07)
Year Ended June 30, 2013	13.66	0.14		3.44	3.58	(0.14)	—	—		(0.14)
Year Ended June 30, 2012	14.03	0.07		(0.37)	(0.30)	(0.07)	—	—		(0.07)
Period Ended June 30, 2011(d)	10.13	0.05		3.91	3.96	(0.06)	—	—		(0.06)
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$17.19	$0.01		$0.46	$0.47	$(0.01)	$(1.72)	$—		$(1.73)
Year Ended June 30, 2014	17.09	0.03		3.28	3.31	(0.03)	(3.18)	—		(3.21)
Year Ended June 30, 2013	13.52	0.09		3.58	3.67	(0.10)	—	—		(0.10)
Year Ended June 30, 2012	13.90	0.04		(0.38)	(0.34)	(0.04)	—	—		(0.04)
Year Ended June 30, 2011	10.32	0.05		3.59	3.64	(0.06)	—	—		(0.06)
Year Ended June 30, 2010	8.88	0.05		1.43	1.48	(0.04)	—	—		(0.04)
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$17.19	$0.01		$0.46	$0.47	$(0.01)	$(1.72)	$—		$(1.73)
Year Ended June 30, 2014	17.09	0.03		3.28	3.31	(0.03)	(3.18)	—		(3.21)
Year Ended June 30, 2013	13.52	0.09		3.58	3.67	(0.10)	—	—		(0.10)
Year Ended June 30, 2012	13.90	0.04		(0.38)	(0.34)	(0.04)	—	—		(0.04)
Period Ended June 30, 2011(d)	10.05	0.05		3.86	3.91	(0.06)	—	—		(0.06)
The Real Estate Securities Portfolio
HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$3.20	$0.03		$0.33	$0.36	$(0.04)	$(0.16)	$—		$(0.20)
Period Ended June 30, 2014(e)	2.76	0.05		0.41	0.46	(0.02)	— (j)	—		(0.02)
Period Ended June 30, 2013(f)	11.16	0.09		0.94	1.03	(0.11)	(6.65)	—	(j)	(6.76)
Year Ended June 30, 2012	17.60	0.13		0.63	0.76	(0.20)	(7.00)	—		(7.20)
Year Ended June 30, 2011	13.53	0.20		4.71	4.91	(0.33)	(0.51)	—		(0.84)
Year Ended June 30, 2010	10.08	0.21		3.53	3.74	(0.27)	(0.02)	—		(0.29)
The Commodity Returns Strategy Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)(g)	$11.64	$0.04		$(2.58)	$(2.54)	$(0.06)	$(0.03)	$—		$(0.09)
Year Ended June 30, 2014(g)	9.82	0.09		1.83	1.92	(0.10)	—	—		(0.10)
Year Ended June 30, 2013(g)	10.01	0.12		(0.20)	(0.08)	(0.11)	—	—		(0.11)
Year Ended June 30, 2012(g)	12.62	0.07		(2.46)	(2.39)	(0.06)	(0.16)	—		(0.22)
Year Ended June 30, 2011(g)	9.57	0.04		3.19	3.23	(0.04)	(0.14)	—		(0.18)
Period Ended June 30, 2010(g)(h)	10.00	—	(j)	(0.43)	(0.43)	—	—	—		—
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)(g)	$11.63	$0.03		$(2.56)	$(2.53)	$(0.06)	$(0.03)	$—		$(0.09)
Year Ended June 30, 2014(g)	9.81	0.08		1.84	1.92	(0.10)	—	—		(0.10)
Year Ended June 30, 2013(g)	10.01	0.12		(0.21)	(0.09)	(0.11)	—	—		(0.11)
Year Ended June 30, 2012(g)	12.62	0.08		(2.47)	(2.39)	(0.06)	(0.16)	—		(0.22)
Period Ended June 30, 2011(d)(g)	9.71	0.05		3.04	3.09	(0.04)	(0.14)	—		(0.18)
The International Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$13.56	$0.10		$(1.34)	$(1.24)	$(0.12)	$(1.38)	$—		$(1.50)
Year Ended June 30, 2014	11.35	0.43		2.25	2.68	(0.43)	(0.04)	—		(0.47)
Year Ended June 30, 2013	9.74	0.32		1.61	1.93	(0.32)	—	—		(0.32)
Year Ended June 30, 2012	10.98	0.24		(1.25)	(1.01)	(0.23)	—	—		(0.23)
Year Ended June 30, 2011	8.51	0.25		2.49	2.74	(0.27)	—	—		(0.27)
Year Ended June 30, 2010	7.92	0.17		0.58	0.75	(0.16)	—	—		(0.16)
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$13.56	$0.09		$(1.33)	$(1.24)	$(0.12)	$(1.38)	$—		$(1.50)
Year Ended June 30, 2014	11.36	0.43		2.24	2.67	(0.43)	(0.04)	—		(0.47)
Year Ended June 30, 2013	9.75	0.31		1.62	1.93	(0.32)	—	—		(0.32)
Year Ended June 30, 2012	10.99	0.24		(1.25)	(1.01)	(0.23)	—	—		(0.23)
Period Ended June 30, 2011	8.74	0.23		2.29	2.52	(0.27)	—	—		(0.27)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	For the period September 12, 2013 (commencement of operations) through June 30, 2014.
(f)	Represents the last traded net asset value per share on June 30, 2013 As of the close of business on June 30, 2013, the Real Estate Securities Portfolio had no net assets and no shareholders and was closed to new investors.
(g)	Statement has been consolidated. Please see Note 2O in the Notes to Financial Statements for basis of consolidation.
(h)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.
(i)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/ (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Small Capitalization–Mid Capitalization Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$21.84	2.95%	$114,117	0.80%	0.79%	0.79%	0.02%	18.21%
Year Ended June 30, 2014	21.22	24.38%	113,698	0.61%	0.60%	0.60%	0.32%	41.18%
Year Ended June 30, 2013	17.12	26.34%	112,700	0.56%	0.56%	0.56%	0.99%	34.45%
Year Ended June 30, 2012	13.68	(2.06)%	125,014	0.63%	0.63%	0.63%	0.52%	57.28%
Year Ended June 30, 2011	14.04	35.48%	134,582	0.70%	0.70%	0.70%	0.37%	51.76%
Year Ended June 30, 2010	10.41	16.83%	113,749	0.74%	0.73%	0.74%	0.37%	101.53%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$21.82	2.95%	$208	1.05%	0.79%	0.79%	0.02%	18.21%
Year Ended June 30, 2014	21.20	24.41%	207	0.86%	0.60%	0.60%	0.32%	41.18%
Year Ended June 30, 2013	17.10	26.38%	191	0.75%	0.56%	0.56%	1.02%	34.45%
Year Ended June 30, 2012	13.66	(2.13)%	162	0.63%	0.63%	0.63%	0.52%	57.28%
Period Ended June 30, 2011(d)	14.03	39.12%	157	0.95%	0.70%	0.70%	0.37%	51.76%
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$15.93	3.01%	$195,580	0.80%	0.79%	0.79%	0.11%	54.20%
Year Ended June 30, 2014	17.19	20.85%	182,460	0.70%	0.70%	0.70%	0.21%	67.75%
Year Ended June 30, 2013	17.09	27.29%	177,162	0.70%	0.69%	0.69%	0.68%	58.43%
Year Ended June 30, 2012	13.52	(2.45)%	196,911	0.78%	0.76%	0.76%	0.29%	81.04%
Year Ended June 30, 2011	13.90	35.33%	188,534	0.71%	0.71%	0.71%	0.42%	100.93%
Year Ended June 30, 2010	10.32	16.65%	161,671	0.72%	0.71%	0.72%	0.41%	156.96%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$15.93	3.01%	$227	1.05%	0.79%	0.79%	0.10%	54.20%
Year Ended June 30, 2014	17.19	20.85%	239	0.95%	0.70%	0.70%	0.22%	67.75%
Year Ended June 30, 2013	17.09	27.29%	243	0.88%	0.69%	0.69%	0.67%	58.43%
Year Ended June 30, 2012	13.52	(2.45)%	276	0.78%	0.76%	0.76%	0.29%	81.04%
Period Ended June 30, 2011(d)	13.90	38.97%	228	0.96%	0.71%	0.71%	0.44%	100.93%
The Real Estate Securities Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$3.36	11.34%	$158,277	0.77%	0.77%	0.77%	1.52%	31.88%
Period Ended June 30, 2014(e)	3.20	17.00%	171,583	0.79%	0.78%	0.78%	1.94%	52.49%
Period Ended June 30, 2013(f)	5.43	13.28%	—	0.88%	0.88%	0.88%	0.98%	53.50%
Year Ended June 30, 2012	11.16	12.29%	77,739	0.82%	0.82%	0.82%	1.00%	70.31%
Year Ended June 30, 2011	17.60	37.15%	147,326	0.80%	0.80%	0.80%	2.15%	79.82%
Year Ended June 30, 2010	13.53	37.08%	207,039	0.82%	0.82%	0.82%	1.91%	45.39%
The Commodity Returns Strategy Portfolio
HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)(g)	$9.01	(21.79)%	$900,406	0.67%	0.67%	0.67%	0.66%	164.73%
Year Ended June 30, 2014(g)	11.64	19.64%	1,174,593	0.66%	0.66%	0.66%	0.87%	61.70%
Year Ended June 30, 2013(g)	9.82	(0.85)%	906,350	0.64%	0.64%	0.64%	1.18%	34.75%
Year Ended June 30, 2012(g)	10.01	(18.95)%	686,912	0.73%	0.73%	0.73%	0.83%	83.66%
Year Ended June 30, 2011(g)	12.62	33.86%	500,846	1.03%	1.03%	1.03%	0.40%	79.60%
Period Ended June 30, 2010(g)(h)	9.57	(4.30)%	120,841	1.06%	1.06%	1.06%	(0.40)%	3.26%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)(g)	$9.01	(21.72)%	$1,391	0.92%	0.67%	0.67%	0.65%	164.73%
Year Ended June 30, 2014(g)	11.63	19.66%	1,621	0.91%	0.66%	0.66%	0.81%	61.70%
Year Ended June 30, 2013(g)	9.81	(0.95)%	1,151	0.82%	0.64%	0.64%	1.20%	34.75%
Year Ended June 30, 2012(g)	10.01	(18.95)%	902	0.73%	0.73%	0.73%	0.84%	84.66%
Period Ended June 30, 2011(d)(g)	12.62	31.93%	609	1.28%	1.03%	1.03%	0.44%	79.60%
The International Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$10.82	(9.29)%	$1,309,387	0.40%	0.40%	0.40%	1.51%	22.86%
Year Ended June 30, 2014	13.56	23.72%	1,613,553	0.42%	0.42%	0.42%	3.26%	55.23%
Year Ended June 30, 2013	11.35	19.76%	1,385,888	0.41%	0.41%	0.41%	2.91%	46.29%
Year Ended June 30, 2012	9.74	(9.13)%	1,190,531	0.54%	0.54%	0.54%	2.58%	68.87%
Year Ended June 30, 2011	10.98	32.30%	1,204,581	0.57%	0.57%	0.57%	2.42%	49.11%
Year Ended June 30, 2010	8.51	9.39%	926,187	0.60%	0.60%	0.60%	1.51%	74.59%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$10.82	(9.29)%	$2,635	0.65%	0.40%	0.40%	1.50%	22.86%
Year Ended June 30, 2014	13.56	23.61%	3,136	0.67%	0.42%	0.42%	3.24%	55.23%
Year Ended June 30, 2013	11.36	19.74%	2,732	0.61%	0.41%	0.41%	3.07%	46.29%
Year Ended June 30, 2012	9.75	(9.12)%	1,581	0.54%	0.54%	0.54%	2.62%	68.87%
Period Ended June 30, 2011	10.99	28.93%	1,466	0.82%	0.57%	0.57%	3.05%	49.11%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/(Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders
The Institutional International Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$12.58	$0.08		$(1.25)	$(1.17)	$(0.12)	$(1.08)	$—	$(1.20)
Year Ended June 30, 2014	10.87	0.40		2.17	2.57	(0.40)	(0.46)	—	(0.86)
Year Ended June 30, 2013	9.38	0.30		1.56	1.86	(0.30)	(0.07)	—	(0.37)
Year Ended June 30, 2012	10.97	0.22		(1.29)	(1.07)	(0.21)	(0.31)	—	(0.52)
Year Ended June 30, 2011	8.51	0.25		2.49	2.74	(0.28)	—	—	(0.28)
Period Ended June 30, 2010(d)	9.64	0.14		(1.14)	(1.00)	(0.13)	—	—	(0.13)
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$12.57	$0.09		$(1.25)	$(1.16)	$(0.12)	$(1.08)	$—	$(1.20)
Year Ended June 30, 2014	10.87	0.41		2.15	2.56	(0.40)	(0.46)	—	(0.86)
Year Ended June 30, 2013	9.37	0.31		1.56	1.87	(0.30)	(0.07)	—	(0.37)
Year Ended June 30, 2012	10.96	0.23		(1.30)	(1.07)	(0.21)	(0.31)	—	(0.52)
Period Ended June 30, 2011(e)	8.73	0.24		2.27	2.51	(0.28)	—	—	(0.28)
The Emerging Markets Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$20.01	$0.23	(f)	$(2.28)	$(2.05)	$(0.41)	$(0.30)	$—	$(0.71)
Year Ended June 30, 2014	17.51	0.35		2.51	2.86	(0.36)	—	—	(0.36)
Year Ended June 30, 2013	17.79	0.34		(0.36)	(0.02)	(0.26)	—	—	(0.26)
Year Ended June 30, 2012	22.42	0.18		(4.20)	(4.02)	(0.17)	(0.44)	—	(0.61)
Year Ended June 30, 2011	17.81	0.25		4.72	4.97	(0.15)	(0.21)	—	(0.36)
Period Ended June 30, 2010(g)	18.84	0.12		(1.15)	(1.03)	—	—	—	—
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$20.00	$0.23	(f)	$(2.28)	$(2.05)	$(0.41)	$(0.30)	$—	$(0.71)
Year Ended June 30, 2014	17.51	0.35		2.50	2.85	(0.36)	—	—	(0.36)
Year Ended June 30, 2013	17.79	0.36		(0.38)	(0.02)	(0.26)	—	—	(0.26)
Year Ended June 30, 2012	22.42	0.19		(4.21)	(4.02)	(0.17)	(0.44)	—	(0.61)
Period Ended June 30, 2011(e)	18.17	0.25		4.36	4.61	(0.15)	(0.21)	—	(0.36)
The Core Fixed Income Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$9.89	$0.10		$0.04	$0.14	$(0.11)	$(0.01)	$—	$(0.12)
Year Ended June 30, 2014	9.73	0.22		0.24	0.46	(0.25)	(0.05)	—	(0.30)
Year Ended June 30, 2013	10.27	0.21		(0.30)	(0.09)	(0.26)	(0.19)	—	(0.45)
Year Ended June 30, 2012	10.14	0.24		0.53	0.77	(0.25)	(0.39)	—	(0.64)
Year Ended June 30, 2011	10.25	0.19		0.15	0.34	(0.25)	(0.20)	—	(0.45)
Year Ended June 30, 2010	9.57	0.32		0.70	1.02	(0.34)	—	—	(0.34)
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$9.88	$0.10		$0.04	$0.14	$(0.11)	$(0.01)	$—	$(0.12)
Year Ended June 30, 2014	9.73	0.21		0.24	0.45	(0.25)	(0.05)	—	(0.30)
Year Ended June 30, 2013	10.26	0.21		(0.29)	(0.08)	(0.26)	(0.19)	—	(0.45)
Year Ended June 30, 2012	10.13	0.24		0.53	0.77	(0.25)	(0.39)	—	(0.64)
Period Ended June 30, 2011(e)	10.27	0.24		0.07	0.31	(0.25)	(0.20)	—	(0.45)
The Fixed Income Opportunity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$7.65	$0.19		$(0.41)	$(0.22)	$(0.21)	$(0.17)	$—	$(0.38)
Year Ended June 30, 2014	7.41	0.43		0.37	0.80	(0.43)	(0.13)	—	(0.56)
Year Ended June 30, 2013	7.22	0.47		0.19	0.66	(0.47)	—	—	(0.47)
Year Ended June 30, 2012	7.39	0.52		(0.16)	0.36	(0.53)	—	—	(0.53)
Year Ended June 30, 2011	6.73	0.57		0.66	1.23	(0.57)	—	—	(0.57)
Year Ended June 30, 2010	6.19	0.58		0.52	1.10	(0.56)	—	—	(0.56)
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$7.65	$0.19		$(0.41)	$(0.22)	$(0.21)	$(0.17)	$—	$(0.38)
Year Ended June 30, 2014	7.40	0.41		0.40	0.81	(0.43)	(0.13)	—	(0.56)
Year Ended June 30, 2013	7.22	0.47		0.18	0.65	(0.47)	—	—	(0.47)
Year Ended June 30, 2012	7.39	0.53		(0.17)	0.36	(0.53)	—	—	(0.53)
Period Ended June 30, 2011(e)	6.74	0.53		0.69	1.22	(0.57)	—	—	(0.57)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.
(f)	Per share amounts are based on average shares outstanding.
(g)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Institutional International Equity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$10.21	(9.38)%	$2,864,335	0.36%	0.36%	0.36%	1.63%	19.73%
Year Ended June 30, 2014	12.58	24.16%	3,001,838	0.40%	0.40%	0.40%	3.35%	64.38%
Year Ended June 30, 2013	10.87	19.86%	2,431,816	0.42%	0.42%	0.42%	2.93%	47.98%
Year Ended June 30, 2012	9.38	(9.40)%	1,990,173	0.55%	0.55%	0.55%	2.59%	68.64%
Year Ended June 30, 2011	10.97	32.24%	1,753,957	0.58%	0.58%	0.58%	2.30%	54.67%
Period Ended June 30, 2010(d)	8.51	(10.46)%	1,417,353	0.60%	0.59%	0.60%	2.48%	24.84%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$10.21	(9.30)%	$3,241	0.61%	0.36%	0.36%	1.63%	19.73%
Year Ended June 30, 2014	12.57	24.07%	3,598	0.65%	0.40%	0.40%	3.27%	64.38%
Year Ended June 30, 2013	10.87	19.99%	3,385	0.63%	0.42%	0.42%	2.89%	47.98%
Year Ended June 30, 2012	9.37	(9.41)%	3,148	0.55%	0.55%	0.55%	2.68%	68.64%
Period Ended June 30, 2011(e)	10.96	28.79%	2,399	0.83%	0.58%	0.58%	2.53%	54.67%
The Emerging Markets Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$17.25	(10.20)%	$1,760,599	0.58%	0.58%	0.58%	2.35%	35.59%
Year Ended June 30, 2014	20.01	16.48%	1,813,476	0.73%	0.73%	0.73%	2.26%	75.84%
Year Ended June 30, 2013	17.51	(0.28)%	1,079,208	0.77%	0.77%	0.77%	2.27%	63.21%
Year Ended June 30, 2012	17.79	(17.81)%	719,013	0.98%	0.98%	0.98%	1.68%	52.27%
Year Ended June 30, 2011	22.42	28.05%	510,732	1.00%	1.00%	1.00%	1.21%	61.56%
Period Ended June 30, 2010(g)	17.81	(5.45)%	345,184	1.04%	1.04%	1.04%	1.32%	44.29%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$17.24	(10.21)%	$2,504	0.83%	0.58%	0.58%	2.35%	35.59%
Year Ended June 30, 2014	20.00	16.42%	2,861	0.98%	0.73%	0.73%	2.25%	75.84%
Year Ended June 30, 2013	17.51	(0.28)%	1,778	0.95%	0.77%	0.77%	2.24%	63.21%
Year Ended June 30, 2012	17.79	(17.81)%	1,350	0.98%	0.98%	0.98%	1.68%	52.27%
Period Ended June 30, 2011(e)	22.42	25.44%	966	1.25%	1.00%	1.00%	1.28%	61.56%
The Core Fixed Income Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$9.91	1.47%	$98,439	0.25%	0.25%	0.25%	1.98%	26.34%
Year Ended June 30, 2014	9.89	4.78%	99,718	0.25%	0.25%	0.25%	2.22%	75.17%
Year Ended June 30, 2013	9.73	(1.02)%	93,015	0.27%	0.26%	0.26%	2.09%	53.26%
Year Ended June 30, 2012	10.27	7.75%	94,895	0.30%	0.30%	0.30%	2.34%	64.20%
Year Ended June 30, 2011	10.14	3.36%	103,528	0.33%	0.33%	0.33%	2.30%	684.04%
Year Ended June 30, 2010	10.25	10.78%	356,056	0.34%	0.34%	0.34%	3.23%	511.41%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$9.90	1.47%	$2,861	0.50%	0.25%	0.25%	1.98%	26.34%
Year Ended June 30, 2014	9.88	4.68%	2,730	0.50%	0.25%	0.25%	2.22%	75.17%
Year Ended June 30, 2013	9.73	(0.92)%	2,341	0.45%	0.26%	0.26%	2.08%	53.26%
Year Ended June 30, 2012	10.26	7.76%	2,232	0.30%	0.30%	0.30%	2.36%	64.20%
Period Ended June 30, 2011(e)	10.13	3.05%	2,659	0.58%	0.33%	0.33%	2.26%	684.04%
The Fixed Income Opportunity Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$7.05	(2.82)%	$786,939	0.34%	0.34%	0.34%	5.09%	20.12%
Year Ended June 30, 2014	7.65	11.23%	804,070	0.30%	0.30%	0.30%	5.52%	82.94%
Year Ended June 30, 2013	7.41	9.17%	752,140	0.43%	0.43%	0.43%	6.33%	74.84%
Year Ended June 30, 2012	7.22	5.27%	585,953	0.53%	0.53%	0.53%	7.30%	104.25%
Year Ended June 30, 2011	7.39	18.78%	452,436	0.54%	0.54%	0.54%	7.84%	157.18%
Year Ended June 30, 2010	6.73	18.19%	378,847	0.56%	0.56%	0.56%	8.57%	126.93%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$7.05	(2.82)%	$1,038	0.59%	0.34%	0.34%	5.08%	20.12%
Year Ended June 30, 2014	7.65	11.39%	1,050	0.55%	0.30%	0.30%	5.52%	82.94%
Year Ended June 30, 2013	7.40	9.03%	914	0.64%	0.43%	0.43%	6.33%	74.84%
Year Ended June 30, 2012	7.22	5.27%	753	0.53%	0.53%	0.53%	7.33%	104.25%
Period Ended June 30, 2011(e)	7.39	18.61%	824	0.79%	0.54%	0.54%	7.80%	157.18%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (concluded)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$9.94	$0.06		$0.13	$0.19	$(0.06)	$—	$(0.06)
Year Ended June 30, 2014	9.91	0.12		0.07	0.19	(0.13)	(0.03)	(0.16)
Year Ended June 30, 2013	10.48	0.12		(0.30)	(0.18)	(0.12)	(0.27)	(0.39)
Year Ended June 30, 2012	10.01	0.15		0.66	0.81	(0.15)	(0.19)	(0.34)
Period Ended June 30, 2011(d)	10.00	0.07		0.01	0.08	(0.07)	—	(0.07)
The Inflation Protected Securities Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$10.25	$0.01		$(0.21)	$(0.20)	$(0.05)	$(0.01)	$(0.06)
Period Ended June 30, 2014(h)	10.00	0.11		0.24	0.35	(0.10)	—	(0.10)
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$10.26	$—	(i)	$(0.21)	$(0.21)	$(0.05)	$(0.01)	$(0.06)
Period Ended June 30, 2014(h)	10.00	0.12		0.24	0.36	(0.10)	—	(0.10)
The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$10.24	$0.14		$(0.04)	$0.10	$(0.14)	$(0.10)	$(0.24)
Year Ended June 30, 2014	9.97	0.31		0.44	0.75	(0.32)	(0.16)	(0.48)
Year Ended June 30, 2013	10.59	0.35		(0.35)	— (i)	(0.34)	(0.28)	(0.62)
Year Ended June 30, 2012	9.96	0.26		0.81	1.07	(0.35)	(0.09)	(0.44)
Period Ended June 30, 2011(d)	10.00	0.18		(0.04)	0.14	(0.18)	—	(0.18)
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$9.87	$0.10		$0.06	$0.16	$(0.13)	$—	$(0.13)
Year Ended June 30, 2014	9.78	0.21		0.18	0.39	(0.30)	—	(0.30)
Year Ended June 30, 2013	10.22	0.20		(0.30)	(0.10)	(0.34)	—	(0.34)
Year Ended June 30, 2012	10.13	0.25		0.24	0.49	(0.36)	(0.04)	(0.40)
Period Ended June 30, 2011(d)	10.00	0.10		0.13	0.23	(0.10)	—	(0.10)
The Short-Term Municipal Bond Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$10.04	$0.06		$(0.06)	$— (i)	$(0.07)	$—	$(0.07)
Year Ended June 30, 2014	10.05	0.12		0.01	0.13	(0.12)	(0.02)	(0.14)
Year Ended June 30, 2013	10.26	0.13		(0.11)	0.02	(0.13)	(0.10)	(0.23)
Year Ended June 30, 2012	10.24	0.20		0.04	0.24	(0.20)	(0.02)	(0.22)
Year Ended June 30, 2011	10.28	0.22		(0.03)	0.19	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2010	10.23	0.27		0.07	0.34	(0.26)	(0.03)	(0.29)
The Intermediate Term Municipal Bond Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$10.11	$0.10		$0.01	$0.11	$(0.11)	$—	$(0.11)
Year Ended June 30, 2014	9.96	0.25		0.15	0.40	(0.25)	—	(0.25)
Year Ended June 30, 2013	10.10	0.28		(0.14)	0.14	(0.28)	—	(0.28)
Year Ended June 30, 2012	9.64	0.33		0.46	0.79	(0.33)	—	(0.33)
Year Ended June 30, 2011	9.59	0.34		0.05	0.39	(0.34)	—	(0.34)
Year Ended June 30, 2010	9.17	0.36		0.42	0.78	(0.36)	—	(0.36)
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$10.11	$0.10		$0.01	$0.11	$(0.11)	$—	$(0.11)
Year Ended June 30, 2014	9.96	0.25		0.15	0.40	(0.25)	—	(0.25)
Year Ended June 30, 2013	10.10	0.26		(0.12)	0.14	(0.28)	—	(0.28)
Year Ended June 30, 2012	9.64	0.33		0.46	0.79	(0.33)	—	(0.33)
Period Ended June 30, 2011(f)	9.61	0.32		0.05	0.37	(0.34)	—	(0.34)
The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$10.41	$0.09		$0.03	$0.12	$(0.10)	$(0.04)	$(0.14)
Year Ended June 30, 2014	10.28	0.22		0.16	0.38	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2013	10.56	0.22		(0.25)	(0.03)	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2012	10.10	0.23		0.47	0.70	(0.23)	(0.01)	(0.24)
Period Ended June 30, 2011(g)	10.00	0.17		0.10	0.27	(0.17)	—	(0.17)
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$10.41	$0.09		$0.03	$0.12	$(0.10)	$(0.04)	$(0.14)
Year Ended June 30, 2014	10.29	0.22		0.15	0.37	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2013	10.56	0.22		(0.24)	(0.02)	(0.22)	(0.03)	(0.25)
Year Ended June 30, 2012	10.10	0.23		0.47	0.70	(0.23)	(0.01)	(0.24)
Period Ended June 30, 2011(g)	10.11	0.14		(0.01)	0.13	(0.14)	—	(0.14)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.
(e)	Portfolio Turnover does not include TBA security transactions.
(f)	For the period July 6, 2010 (commencement of operations) through June 2011.
(g)	For the period July 13, 2010 (commencement of operations) through June 30. 2011.
(h)	For the period April 3, 2014 (commencement of operations) through June 30, 2014 .
(i)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$10.07	1.93%	$274,059	0.16%	0.16%	0.16%	1.18%	56.47%
Year Ended June 30, 2014	9.94	1.91%	246,914	0.18%	0.18%	0.18%	1.29%	62.52%
Year Ended June 30, 2013	9.91	(1.75)%	265,390	0.18%	0.18%	0.18%	1.21%	41.62%
Year Ended June 30, 2012	10.48	8.10%	250,150	0.25%	0.25%	0.25%	1.40%	89.01%
Period Ended June 30, 2011(d)	10.01	0.85%	291,810	0.26%	0.26%	0.26%	1.43%	73.52%
The Inflation Protected Securities Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$9.99	(2.01)%	$510,692	0.18%	0.18%	0.18%	0.13%	13.27%
Period Ended June 30, 2014(h)	10.25	3.50%	526,458	0.15%	0.15%	0.15%	4.55%	18.56%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$9.99	(2.11)%	$1	0.43%	0.18%	0.18%	0.13%	13.27%
Period Ended June 30, 2014(h)	10.26	3.60%	1	0.40%	0.15%	0.15%	4.58%	18.56%
The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$10.10	0.97%	$248,278	0.32%	0.32%	0.32%	2.67%	37.23%
Year Ended June 30, 2014	10.24	7.76%	257,604	0.33%	0.33%	0.33%	3.16%	130.81%
Year Ended June 30, 2013	9.97	(0.24)%	220,054	0.33%	0.33%	0.33%	3.26%	52.16%
Year Ended June 30, 2012	10.59	10.87%	207,893	0.35%	0.35%	0.35%	3.33%	56.04%
Period Ended June 30, 2011(d)	9.96	1.44%	233,801	0.36%	0.36%	0.36%	3.48%	127.65%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$9.90	1.68%	$274,755	0.17%	0.17%	0.17%	1.98%	10.92%(e)
Year Ended June 30, 2014	9.87	4.04%	250,632	0.17%	0.17%	0.17%	2.12%	26.46%(e)
Year Ended June 30, 2013	9.78	(1.05)%	253,548	0.23%	0.23%	0.23%	1.84%	34.20%(e)
Year Ended June 30, 2012	10.22	4.95%	237,857	0.30%	0.30%	0.30%	2.49%	28.67%(e)
Period Ended June 30, 2011(d)	10.13	2.33%	278,160	0.31%	0.31%	0.31%	1.60%	10.64%(e)
The Short-Term Municipal Bond Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$9.97	(0.03)%	$21,188	0.29%	0.29%	0.29%	1.20%	14.17%
Year Ended June 30, 2014	10.04	1.26%	21,703	0.29%	0.29%	0.29%	1.16%	25.15%
Year Ended June 30, 2013	10.05	0.21%	22,608	0.27%	0.27%	0.27%	1.27%	5.92%
Year Ended June 30, 2012	10.26	2.33%	25,718	0.27%	0.27%	0.27%	1.88%	22.24%
Year Ended June 30, 2011	10.24	1.92%	32,518	0.28%	0.28%	0.28%	2.17%	19.68%
Year Ended June 30, 2010	10.28	3.39%	37,806	0.29%	0.29%	0.29%	2.59%	25.70%
The Intermediate Term Municipal Bond Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$10.11	1.08%	$413,969	0.26%	0.26%	0.26%	2.02%	16.50%
Year Ended June 30, 2014	10.11	4.10%	423,257	0.29%	0.29%	0.29%	2.49%	34.05%
Year Ended June 30, 2013	9.96	1.39%	419,846	0.29%	0.29%	0.29%	2.74%	59.43%
Year Ended June 30, 2012	10.10	8.29%	442,365	0.31%	0.31%	0.31%	3.24%	16.99%
Year Ended June 30, 2011	9.64	4.13%	493,229	0.33%	0.33%	0.33%	3.48%	21.78%
Year Ended June 30, 2010	9.59	8.57%	579,760	0.34%	0.34%	0.34%	3.78%	36.62%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$10.11	1.08%	$2,082	0.51%	0.26%	0.26%	2.02%	16.50%
Year Ended June 30, 2014	10.11	4.10%	2,490	0.54%	0.29%	0.29%	2.48%	34.05%
Year Ended June 30, 2013	9.96	1.39%	1,840	0.48%	0.29%	0.29%	2.70%	59.43%
Year Ended June 30, 2012	10.10	8.29%	1,056	0.31%	0.31%	0.31%	3.24%	16.99%
Period Ended June 30, 2011(f)	9.64	3.92%	1,211	0.58%	0.33%	0.33%	3.50%	21.78%
The Intermediate Term Municipal Bond II Portfolio HC Strategic Shares
Six Months ended December 31, 2014 (Unaudited)	$10.39	1.16%	$75,678	0.31%	0.31%	0.31%	1.77%	13.03%
Year Ended June 30, 2014	10.41	3.76%	77,702	0.25%	0.25%	0.25%	2.12%	17.84%
Year Ended June 30, 2013	10.28	(0.37)%	73,472	0.25%	0.25%	0.25%	2.06%	3.76%
Year Ended June 30, 2012	10.56	6.97%	72,377	0.25%	0.25%	0.25%	2.17%	12.31%
Period Ended June 30, 2011(g)	10.10	2.72%	72,294	0.32%	0.32%	0.32%	1.86%	2.81%
HC Advisors Shares
Six Months ended December 31, 2014 (Unaudited)	$10.39	1.16%	$604	0.56%	0.31%	0.31%	1.77%	13.03%
Year Ended June 30, 2014	10.41	3.66%	724	0.50%	0.25%	0.25%	2.11%	17.84%
Year Ended June 30, 2013	10.29	(0.27)%	463	0.44%	0.25%	0.25%	2.06%	3.76%
Year Ended June 30, 2012	10.56	6.97%	277	0.25%	0.25%	0.25%	2.24%	12.31%
Period Ended June 30, 2011(g)	10.10	1.54%	303	0.57%	0.32%	0.32%	1.99%	2.81%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Notes to Financial Statements — December 31, 2014 (Unaudited)

1.  DESCRIPTION.  HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2014, the Trust offered twenty separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization–Mid Capitalization Equity Portfolio (“Small Cap–Mid Cap Portfolio”), The Institutional Small Capitalization–Mid Capitalization Equity Portfolio (“Institutional Small Cap–Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of December 31, 2014, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio are diversified portfolios under the 1940 Act. The Real Estate Portfolio is a non-diversified portfolio, which means that it may concentrate its investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES.  The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Portfolio Valuation.  The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

B.  Securities Valuation.  Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:  Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds):  Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

Asset Backed and Mortgage Backed Securities:  In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations:  Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2014 (amounts in thousands):

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$549,974	$—	$—	$549,974
Time Deposit	—	1,956	—	1,956
Mutual Fund	64,463	—	—	64,463
Total Investments	$614,437	$1,956	$—	$616,393
Institutional Value Portfolio
Common Stocks[1]	$878,735	$—	$—	$878,735
Time Deposit	—	5,572	—	5,572
Mutual Funds	106,040	—	—	106,040
Total Investments	$984,775	$5,572	$—	$990,347
Growth Portfolio
Common Stocks[1]	$742,506	$—	$—	$742,506
Time Deposit	—	9,970	—	9,970
Mutual Funds	87,320	—	—	87,320
Total Investments	$829,826	$9,970	$—	$839,796
Institutional Growth Portfolio
Common Stocks[1]	$1,188,047	$—	$—	$1,188,047
Corporate Bonds[1]	—	5,296	—	5,296
Asset Backed Securities	—	105	—	105
Collateralized Mortgage Obligations	—	2,848	—	2,848
Global Bonds[2]	—	4,007	—	4,007
Municipal Bond[3]	—	234	—	234
U.S. Government Agency Mortgages	—	320	—	320
U.S. Treasury Obligations	—	27,643	—	27,643
Yankee Dollars[1]	—	4,506	—	4,506
Time Deposit	—	20,122	—	20,122
Mutual Funds	140,553	—	—	140,553
Repurchase Agreements	—	10,500	—	10,500
Total Investments	$1,328,600	$75,581	$—	$1,404,181

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Institutional Growth Portfolio (continued)
Other Financial Instruments[4]
Futures	$1,407	$—	$—	$1,407
Centrally Cleared Interest Rate Swaps	—	(1,044)	—	(1,044)
Interest Rate Swaps	—	51	—	51
Currency Contracts	—	1,044	—	1,044
Small Cap–Mid Cap Portfolio
Common Stocks[1]	$98,952	$—	$—	$98,952
Time Deposit	—	2,354	—	2,354
Mutual Funds	13,034	—	—	13,034
Contingent Rights	—	— [5]	—	—	[5]
Warrant	— [5]	—	—	—	[5]
Total Investments	$111,986	$2,354	$—	$114,340
Institutional Small Cap–Mid Cap Portfolio
Common Stocks[1]	$171,042	$—	$—	$171,042
Time Deposit	—	6,803	—	6,803
Mutual Funds	18,521	—	—	18,521
Contingent Rights	—	— [5]	—	—	[5]
Total Investments	$189,563	$6,803	$—	$196,366
Real Estate Portfolio
Common Stocks[1]	$146,377	$2,133	$—	$148,510
Mutual Funds	9,364	—	—	9,364
Total Investments	$155,741	$2,133	$—	$157,874
Commodity Portfolio
Common Stocks[1,2,6]	$306,165	$257,719	$—	$563,884
Preferred Stocks[1,2]	4,135	308	—	4,443
Corporate Bonds[1]	—	14,089	—	14,089
Asset Backed Securities	—	5,787	—	5,787
Collateralized Mortgage Obligations	—	9,478	—	9,478
Certificates of Deposit	—	11,529	—	11,529
Global Bonds[2]	—	26,814	—	26,814
U.S. Government Agency Securities	—	15,375	—	15,375
U.S. Treasury Obligations	—	46,430	—	46,430
Yankee Dollars[1,2]	—	16,425	—	16,425
Time Deposit	—	14,501	—	14,501
Right[1,2]	37	—	—	37
Mutual Funds	9,154	—	—	9,154
Options	31	—	—	31
Repurchase Agreements	—	174,800	—	174,800
Commercial Paper	—	1,277	—	1,277
Total Investments	$319,522	$594,532	$—	$914,054
Other Financial Instruments[4]
Futures	$(6,982)	$—	$—	$(6,982)
Currency Contracts	—	940	—	940
Written Options	(137)	(84)	—	(221)
Variance Swaps	—	(118)	—	(118)

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Commodity Portfolio (continued)
Other Financial Instruments[4] (continued)
Commodity Forward Swaps	$—	$3	$—	$3
Commodity Swaps	—	(7,757)	—	(7,757)
Total Return Swaps	—	(75)	—	(75)
Interest Rate Swaps	—	(249)	—	(249)
Centrally Cleared Interest Rate Swaps	—	(1,291)	—	(1,291)
International Portfolio
Common Stocks[1,2,6]	$48,915	$1,214,729	$—	$1,263,644
Preferred Stocks[1,2]	2,946	5,351	—	8,297
U.S. Treasury Obligations	—	30	—	30
Time Deposit	—	5,544	—	5,544
Rights[1,2]	2	31	—	33
Mutual Funds	25,364	—	—	25,364
Total Investments	$77,227	$1,225,685	$—	$1,302,912
Other Financial Instruments[4]
Futures	$15	$—	$—	$15
Currency Contracts	—	(8)	—	(8)
Institutional International Portfolio
Common Stocks[1,2,6]	$90,082	$2,698,059	$—	$2,788,141
Preferred Stocks[1,2]	5,264	10,616	—	15,880
U.S. Treasury Obligations	—	55	—	55
Time Deposit	—	27,434	—	27,434
Rights[1,2]	2	56	—	58
Mutual Funds	22,505	—	—	22,505
Repurchase Agreement	—	5,000	—	5,000
Warrant[1,2]	30	—	—	30
Total Investments	$117,883	$2,741,220	$—	$2,859,103
Other Financial Instruments[4]
Futures	$24	$—	$—	$24
Currency Contracts	—	(12)	—	(12)
Emerging Markets Portfolio
Common Stocks[1,2]	$291,495	$1,306,724	$—	$1,598,219
Preferred Stocks[1,2]	64,421	8,377	—	72,798
Time Deposit	—	10,425	—	10,425
Right	14	—	—	14
Mutual Funds	90,620	—	—	90,620
Repurchase Agreement	—	10,000	—	10,000
Total Investments	$446,550	$1,335,526	$—	$1,782,076
Core Fixed Income Portfolio
Corporate Bonds[1]	$—	$25,477	$—	$25,477
Asset Backed Securities	—	527	—	527
Collateralized Mortgage Obligations	—	2,279	—	2,279
U.S. Government Agency Securities	—	1,954	—	1,954
U.S. Government Agency Mortgages	—	31,968	—	31,968
U.S. Treasury Obligations	—	21,000	—	21,000

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Core Fixed Income Portfolio (continued)
Yankee Dollars[1]	$—	$4,577	$—	$4,577
Time Deposit	—	32	—	32
Mutual Funds	16,759	—	—	16,759
Total Investments	$16,759	$87,814	$—	$104,573
TBA Sale Commitments	$—	$(527)	$—	$(527)
Fixed Opportunity Portfolio
Corporate Bonds[1]	$—	$496,417	$—	$496,417
Asset Backed Security	—	5,660	—	5,660
Collateralized Mortgage Obligations	—	54,944	—	54,944
Yankee Dollars[1]	—	117,047	—	117,047
Time Deposit	—	2,700	—	2,700
Mutual Funds	102,775	—	—	102,775
Repurchase Agreement	—	5,000	—	5,000
Total Investments	$102,775	$681,768	$—	$784,543
Other Financial Instruments[4]
Futures	$159	$—	$—	$159
U.S. Government Fixed Income Portfolio
Corporate Bond[1]	$—	$275	$—	$275
U.S. Government Agency Securities	—	20,179	—	20,179
U.S. Treasury Obligations	—	215,336	—	215,336
Time Deposit	—	516	—	516
Mutual Fund	35,986	—	—	35,986
Total Investments	$35,986	$236,306	$—	$272,292
Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$454,610	$—	$454,610
Mutual Funds	54,160	—	—	54,160
Total Investments	$54,160	$454,610	$—	$508,770
U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	$—	$177,047	$—	$177,047
Yankee Dollars[1]	—	30,999	—	30,999
Mutual Funds	37,659	—	—	37,659
Total Investments	$37,659	$208,046	$—	$245,705
U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$4,127	$—	$4,127
Collateralized Mortgage Obligations	—	14,995	—	14,995
U.S. Government Agency Mortgages	—	221,459	—	221,459
Mutual Funds	64,553	—	—	64,553
Total Investments	$64,553	$240,581	$—	$305,134
TBA Sale Commitments	$—	$(2,416)	$—	$(2,416)
Short-Term Municipal Portfolio
Municipal Bonds[3]	$—	$20,671	$—	$20,671
Mutual Fund	304	—	—	304
Total Investments	$304	$20,671	$—	$20,975

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs		LEVEL 3 – Significant Unobservable Inputs	Total
Intermediate Municipal Portfolio
Corporate Bond[1]	$—	$—	[5]	$—	$—	[5]
Municipal Bonds[3]	—	357,765		—	357,765
Time Deposit	—	2,094		—	2,094
Mutual Fund	53,982	—		—	53,982
Total Investments	$53,982	$359,859		$—	$413,841
Intermediate Municipal II Portfolio
Municipal Bonds[3]	$—	$65,438		$—	$65,438
Mutual Funds	10,929	—		—	10,929
Total Investments	$10,929	$65,438		$—	$76,367

1	Please see the Portfolio of Investments for industry classification.
2	Please see the Portfolio of Investments for country classification.
3	Please see the Portfolio of Investments for state classification.
4	Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.
5	Amounts are $0 or have been rounded to $0.
6	Please see the Portfolio of Investments for securities noted as Level 2.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers from Level 2 to Level 1 as of December 31, 2014.

There were however, transfers from Level 1 to Level 2 as of December 31, 2014. On December 31, 2014, the Portfolios shown below systematically fair valued foreign securities trading on foreign stock exchanges that close before U.S. stock exchanges. The Portfolios did not systematically fair value on June 30, 2014.

Tranfers from Level 1 to Level 2
Commodity Portfolio
Common Stocks	$226,392
International Portfolio
Common Stocks	1,124,566
Institutional International Portfolio
Common Stocks	2,369,042
Emerging Markets Portfolio
Common Stocks	1,066,337

C.  Securities Transactions and Investment Income.  For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.  Restricted Securities.  A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At December 31, 2014, the Commodity Portfolio and Intermediate Municipal Portfolio held illiquid restricted securities representing 0.14% and 0.46% of net assets, respectively. The illiquid restricted securities held as of December 31, 2014 are identified below:

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Commodity Portfolio
Reliance Industries Ltd.	10/3/11	$2,391	43	$1,227
Intermediate Municipal Portfolio
Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 8/11/14 @ 100	8/1/06	$2,839	2,660	$1,903

E.  Allocations.  Expenses directly attributable to a Portfolio are charged to that Portfolio.  Class specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F.  Dividends and Capital Gain Distributions to Shareholders.  The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, Inflation Protected Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis. The International Portfolio and the Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

G.  Repurchase Agreements.  Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board,

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Trust at approximately their carrying value in the ordinary course of business within seven (7) calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The following table is a summary of each Portfolio’s open repurchase agreements by counterparty which are subject to offset under an MRA on a net basis as of December 31, 2014:

Portfolio	Value of Repurchase Agreements (000)	Value of Collateral Received (000)	Net Amount (000)
Institutional Growth Equity Portfolio	$10,500	$10,500	$—
Commodity Returns Strategy Portfolio	174,800	174,800	—

H.  TBA Purchase and Sale Commitments.  Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I.  Commission Recapture.  Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ending December 31, 2014, the following commissions were recaptured (amounts in thousands):

Portfolio	Commissions Recaptured
Value Equity Portfolio	$21
Institutional Value Equity Portfolio	42
Growth Portfolio	7
Institutional Growth Equity Portfolio	12
Small Capitalization–Mid Capitalization Equity Portfolio	3
Institutional Small Capitalization–Mid Capitalization Equity Portfolio	5
Real Estate Securities Portfolio	1
Commodity Returns Strategy Portfolio	5
International Equity Portfolio	3
Institutional International Equity Portfolio	9
Emerging Markets Portfolio	32

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

J.  Foreign Exchange Transactions.  The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)  value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)  purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

K.  Derivative Instruments.  Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2014 (amounts in thousands).

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for purchased options	Investments, at value for written options	Unrealized appreciation on forward currency contracts	Swap agreements, at value*
Equity Risk Exposure:
Institutional Growth Portfolio	$1,375	$—	$—	$—	$—
Commodity Portfolio	6	—	—	—	1
International Portfolio	15	—	—	—	—
Institutional International Portfolio	24	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	—	—	1,972	—
Commodity Portfolio	—	—	—	1,333	—
International Portfolio	—	—	—	21	—
Institutional International Portfolio	—	—	—	34	—
Fixed Income Opportunity Portfolio	159	—	—	—	—
Commodity Risk Exposure:
Commodity Portfolio	2,104	31	—	—	262
Interest Rate Risk Exposure:
Institutional Growth Portfolio	63	—	—	—	444
Commodity Portfolio	—	—	—	—	422

	Liabilities
Portfolio	Net unrealized deprecation on futures contracts*	Purchased options, at fair value	Written options, at fair value	Unrealized depreciation on forward currency contracts	Swap agreements, at value*
Equity Risk Exposure:
Commodity Portfolio	$6	$—	$—	$—	$—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	—	—	928	—
Commodity Portfolio	—	—	—	393
International Portfolio	—	—	—	29	—
Institutional International Portfolio	—	—	—	46	—
Commodity Risk Exposure:
Commodity Portfolio	9,086	—	137	—	8,210
Interest Rate Risk Exposure:
Institutional Growth Portfolio	31	—	—	—	1,539
Commodity Portfolio	—	—	84	—	1,962

*	Total fair value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the appreciation (for asset derivatives) or depreciation (for liability derivatives). For futures contracts and centrally cleared swaps, the amounts represent their cumulative appreciation/depreciation.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the year ending December 31, 2014 (amounts in thousands).

Portfolio	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options transactions	Net realized gains/(losses) from purchased options transactions	Net realized gains/(losses) from foreign currency transactions	Net realized gains/(losses) from swap transactions
Equity Risk Exposure:
Institutional Growth Portfolio	$11,117	$—	$—	$—	$—
Commodity Portfolio	12	—	—	—	—
International Portfolio	(116)	—	—	—	—
Institutional International Portfolio	(203)	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	—	—	1,078	—
Commodity Portfolio	—	—	—	2,399	—
International Portfolio	—	—	—	119	—
Institutional International Portfolio	—	—	—	(71)	—
Fixed Income Opportunity Portfolio	95	—	—	—	—
Commodity Risk Exposure:
Commodity Portfolio	(42,115)	47	—	—	(96,965)
Interest Rate Risk Exposure:
Institutional Growth Portfolio	(247)	(109)	(1)	—	(474)
Commodity Portfolio	23	—	—	—	(145)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on purchased options	Change in unrealized appreciation/ (depreciation) on foreign currency translations	Change in unrealized appreciation/ (depreciation) on swaps
Equity Risk Exposure:
Institutional Growth Portfolio	$(731)	$—	$—	$—	$—
Commodity Portfolio	(6)	—	—	—	—
International Portfolio	15	—	—	—	—
Institutional International Portfolio	26	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Institutional Growth Portfolio	—	—	—	1,206	—
Commodity Portfolio	—	—	—	997	—
International Portfolio	—	—	—	10	—
Institutional International Portfolio	—	—	—	10	—
Fixed Income Opportunity Portfolio	159	—	—	—	—
Commodity Risk Exposure:
Commodity Portfolio	(13,907)	(81)	(112)	—	(8,303)
Interest Rate Risk Exposure:
Institutional Growth Portfolio	113	(3)	1	—	(1,162)
Commodity Portfolio	(2)	2	(1)	—	(799)

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

Offsetting Assets and Liabilities: The Trust is generally subject to master netting agreements (“MNA”) that allow for amounts owed between the Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Portfolio’s ability to reflect the MNA at December 31, 2014. For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

As of December 31, 2014, each Fund's derivative assets and liabilities by type are as follows (amounts in thousands):

	Institutional Growth Portfolio		Commodity Portfolio		International Portfolio		Institutional International Portfolio		Fixed Income Opportunity Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$18	$510	$331	$7,230	$1	$—	$1	$—	$159	$—
Forward currency contracts	1,974	930	1,335	395	21	29	34	46	—	—
Option contracts*	—	—	31	221	—	—	—	—	—	—
Swap agreements	25	77	277	8,462	—	—	—	—	—	—
Total derivative assets and liabilities in the Statement of Assets and Liabilities	2,017	1,517	1,974	16,308	22	29	35	46	159	—
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(43)	(536)	(373)	(7,367)	(1)	—	(1)	—	(159)	—
Total assets and liabilities subject to a MNA	$1,974	$981	$1,601	$8,941	$21	$29	$34	$46	$—	$—

*	Includes option contracts purchased at value as reported in the Statement of Assets and Liabilities.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

The following table represents each Fund's derivative assets by counterparty net of amounts available for offset under a master netting arrangement and net of the related collateral received by each Fund as of December 31, 2014 (amounts in thousands):

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Institutional Growth Portfolio:
Bank of America	$63	$(63)	$—	$—	$—
BNP Paribas	293	(58)	—	(235)	—
Citibank	96	(96)	—	—	—
Deutsche Bank	411	(88)	—	(270)	53
Goldman Sachs	276	—	—	—	276
JPMorgan Chase	770	(100)	—	(670)	—
Royal Bank of Scotland	65	—	—	—	65
Total	$1,974	$(405)	$—	$(1,175)	$394
Commodity Portfolio:
Barclays Bank	$122	$(4)	$—	$(90)	$28
Credit Suisse	189	(13)	—	(70)	106
Deutsche Bank	276	(276)	—	—	—
Goldman Sachs	423	(420)	—	—	3
JPMorgan Chase	591	(567)	—	—	24
Total	$1,601	$(1,280)	$—	$(160)	$161
International Portfolio:
UBS Warburg	$21	$—	$—	$—	$21
Total	$21	$—	$—	$—	$21
Institutional International Portfolio:
Credit Suisse	$1	$(1)	$—	$—	$—
UBS Warburg	33	—	—	—	33
Total	$34	$(1)	$—	$—	$33

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

The following table represents each Fund’s derivative liabilities by counterparty net of amounts available for offset under a master netting arrangement and net of the related collateral pledged by each Fund as of December 31, 2014 (amounts in thousands):

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Institutional Growth Portfolio:
Bank of America	$108	$(63)	$—	$—	$45
BNP Paribas	58	(58)	—	—	—
Citibank	606	(96)	(510)	—	—
Deutsche Bank	88	(88)	—	—	—
JPMorgan Chase	100	(100)	—	—	—
Westpac Banking Corp.	21	—	—	—	21
Total	$981	$(405)	$(510)	$—	$66
Commodity Portfolio:
Barclays Bank	$4	$(4)	$—	$—	$—
Canadian Imperial Bank of Commerce	86	—	—	—	86
Deutsche Bank	2,932	(276)	(1,658)	—	998
Goldman Sachs	1,616	(423)	(806)	(255)	132
JPMorgan Chase	4,290	(567)	(3,627)	—	96
Total	$8,941	$(1,283)	$(6,091)	$(255)	$1,312
International Portfolio:
Citibank	$26	$—	$—	$—	$26
JPMorgan Chase	1	—	—	—	1
Mellon Bank	2	—	—	—	2
Total	$29	$—	$—	$—	$29
Institutional International Portfolio:
Citibank	$43	$—	$—	$—	$43
Credit Suisse	2	(1)	—	—	1
Deutsche Bank	1	—	—	—	1
Total	$46	$(1)	$—	$—	$45

(a)	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Forward Currency Contracts:  Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if the counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

Forward contracts may involve credit or market risk in excess of the amounts reflected on the Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2014 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio. In addition, at December 31, 2014, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in the Statements of Assets and Liabilities as “Receivable from investments sold” and “Payable for investments purchased.” The amount of the forward contracts outstanding as of December 31, 2014 and the month-end average contract amount for all forward contracts during the period ending December 31, 2014 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Forwards Amount Outstanding at December 31, 2014 (000)
Institutional Growth Portfolio	$54,496	$47,796
Commodity Portfolio	98,782	115,319
International Portfolio	5,842	3,018
Institutional International Portfolio	6,820	3,473

Financial Futures Contracts:  Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian. The notional value of the futures contracts outstanding at December 31, 2014 and the month-end average notional amount for the period ending December 31, 2014 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Futures Contracts Outstanding at December 31, 2014 (000)
Institutional Growth Portfolio	$154,741	$56,051
Commodity Portfolio	297,104	195,276
International Portfolio	1,133	527
Institutional International Portfolio	1,932	862
Fixed Opportunity Portfolio	2,858	5,599

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

Options Contracts — Purchased Options Contracts:  Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Options Contracts — Written Options Contracts:  Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Growth Portfolio had the following transactions in purchased call and put options during the period ended December 31, 2014:

	Number of Contracts	Cost (000)
Options outstanding at June 30, 2014	28	$2
Options purchased	28	—
Options exercised	—	—
Options expired	—	—
Options closed	(56)	(2)
Options outstanding at December 31, 2014	—	$—

The Institutional Growth Portfolio had the following transactions in written call and put options during the period ended December 31, 2014:

	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2014	(28)	$(3)
Options written	(7,767,604)	(204)
Options exercised	—	—
Options expired	3,014,480	66
Options closed	4,753,152	141
Options outstanding at December 31, 2014	—	$—

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

The Commodity Portfolio had the following transactions in purchased call and put options during the period ended December 31, 2014:

	Number of Contracts	Cost (000)
Options outstanding at June 30, 2014	50	$192
Options purchased	116	139
Options exercised	—	—
Options expired	(49)	(41)
Options closed	(8)	(27)
Options outstanding at December 31, 2014	109	$263

The Commodity Portfolio had the following transactions in written call and put options during the period ended December 31, 2014:

	Number of Contracts	Notional (000)(1)	Premiums Received (000)
Options outstanding at June 30, 2014	(646)	$—	$(113)
Options written	(2,525)	(7,852)	(380)
Options exercised	—	—	—
Options expired	930	1,852	132
Options closed	152	—	110
Options outstanding at December 31, 2014	(2,089)	$(6,000)	$(251)

(1)	Includes swaptions.

Swap Agreements:  Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:  Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

Total Return Swaps:  Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. In order to reduce such risks, certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps:  Certain of the Portfolios may invest in variance swaps to gain or reduce exposure to the underlying reference securities. Variance swaps involve two parties agreeing to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at December 31, 2014 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the swap agreements outstanding at December 31, 2014 and the month-end average notional amount for the period ending December 31, 2014 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Swap Agreements Outstanding at December 31, 2014 (000)
Institutional Growth Portfolio	$122,784	$95,888
Commodity Portfolio	320,618	232,871

L.  Inflation Indexed Bonds.  Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

Interest rates on conventional bonds have two primary components:  a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time and, in which case, the principal and income of an inflation-protected bond will decline and could result in losses.

M.  Bank Loans.  Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major U. S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments. As of December 31, 2014 none of the Portfolios invested in bank loans.

N.  Securities Lending.  Certain of the Portfolios may lend from their total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Under some securities lending arrangements a Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. Cash collateral received by a Portfolio in securities lending transactions may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles. A Portfolio bears the risk of such investments. Securities on loan at December 31, 2014 are presented in the Portfolio of Investments.

Securities lending transactions are entered into by each Portfolio under a Master Securities Lending Agreement (“MSLA”) which permits the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolios to the same counterparty against amounts to be received and create one single net payment due to or from the Portfolios.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

The following table is a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under an MSLA as of December 31, 2014:

Portfolio	Value of Securities on Loan (000)	Value of Collateral Received (000)	Net Amount (000)
Value Equity Portfolio	$4,194	$4,194	$—
Institutional Value Equity Portfolio	7,104	7,104	—
Growth Portfolio	110	110	—
Institutional Growth Equity Portfolio	326	326	—
Small Capitalization–Mid Capitalization Equity Portfolio	2,009	2,009	—
Institutional Small Capitalization–Mid Capitalization Equity Portfolio	5,388	5,388	—
Commodity Returns Strategy Portfolio	9,393	9,393	—
International Equity Portfolio	6,985	6,985	—
Institutional International Equity Portfolio	13,029	13,029	—
Emerging Markets Portfolio	13,912	13,912	—
Fixed Income Opportunity Portfolio	9,349	9,349	—
Core Fixed Income Portfolio	591	591	—
U.S. Corporate Fixed Income Securities Portfolio	4,451	4,451	—

*	The actual value of collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Statements of assets and liabilities.

O.  Basis for Consolidation for the Commodity Portfolio.  The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

The following table summarizes the structure, incorporation and relationship information of the Funds, and certain financial information of the Funds recognized in the consolidated financial statements referred to above (amounts in thousands).

	HC Commodity Related Securities Fund, Ltd.	HC Commodity Related Securities Fund II, Ltd.
Date of Incorporation	April 27, 2011	June 2, 2011
Fund Net Assets
Commodity Portfolio	$54,434	$42,980
Subsidiary % of Fund net assets	6.12%	4.83%
Consolidated Financial Statement Information
Total assets	61,532	57,512
Total liabilities	7,098	14,531
Net assets	54,434	42,980
Total investment income	20	35
Net investment income (loss)	3	19
Net realized gains/(losses) from investment transactions	(311)	72
Net realized gains/(losses) from futures transactions	(43,028)	1,129
Net realized gains/(losses) from written options transactions	(154)	47
Net realized gains/(losses) from swap transactions	(683)	(54,611)
Net realized gains/(losses) from foreign currency transactions	—	(49)
Change in net unrealized appreciation (depreciation) on investments	144	(244)
Change in net unrealized appreciation (depreciation) on futures	(13,226)	(603)
Change in net unrealized appreciation (depreciation) on written options	(72)	(24)
Change in net unrealized appreciation (depreciation) on swaps	(311)	(8,328)
Change in net unrealized appreciation (depreciation) on foreign currency translations	—	(20)
Net realized/unrealized gains/(losses) from investments, futures, written options, swap transactions, foreign currency transactions	(57,640)	(62,632)
Change in net assets resulting from operations	(57,638)	(62,613)

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds. The consolidated financial statements include the accounts of the Commodity Portfolio and the Funds. All intercompany transactions and balances have been eliminated.

3.  INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.  The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the period ending December 31, 2014, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Institutional Capital, LLC	$157	0.35%
AllianceBernstein L.P.	365	0.32	%(a)
Cadence Capital Management, LLC	87	0.065	%(b)
Mellon Capital Management Corporation	—	0.065	%(c)(d)
Parametric Portfolio Associates, LLC	—	0.350	%(c)(z)
Total	$609	0.21%

International Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Institutional Capital, LLC	$222	0.35%
AllianceBernstein L.P.	631	0.32	%(a)
Cadence Capital Management, LLC	143	0.065	%(b)
Pacific Investment Management Company, LLC	—	0.25	%(c)
Mellon Capital Management Corporation	—	0.065	%(c)(d)
Parametric Portfolio Associates, LLC	—	0.350	%(c)(z)
Total	$996	0.21%

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates LLC	$393	0.25	%(e)
Sustainable Growth Advisers	328	0.35%
Mellon Capital Management Corporation	93	0.065	%(d)
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Parametric Portfolio Associates, LLC	—	0.350	%(c)(z)
Total	$814	0.21%

Institutional Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates, LLC	$689	0.25	%(e)
Sustainable Growth Advisers	278	0.35%
Pacific Investment Management Company, LLC	197	0.25%
Mellon Capital Management Corporation	160	0.065	%(d)
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Parametric Portfolio Associates, LLC	—	0.350	%(c)(z)
Total	$1,323	0.19%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

Small Cap-Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$72	0.45%
Mellon Capital Management Corporation	3	0.065	%(d)
IronBridge Capital Management LP	155	0.95%
Pzena Investment Management, LLC	59	1.00%
Cupps Capital Management, LLC	32	0.85%
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Ariel Investments, LLC	28	1.00	%(f)
Total	$348	0.70%

Institutional Small Cap-Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$121	0.45%
IronBridge Capital Management LP	309	0.95%
Pzena Investment Management, LLC	99	1.00%
Cupps Capital Management, LLC	85	0.85%
Mellon Capital Management Corporation	2	0.066	%(d)
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Ariel Investments, LLC	—	1.00	%(c)(f)
Total	$615	0.75%

Real Estate Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company LLP	$553	0.67	%(g)
Mellon Capital Management Corporation	$—	0.10	%(c)(h)
Cadence Capital Management, LLC	$—	0.10	%(c)(i)
Total	$553	0.67%

Commodity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$1,193	0.85	%(j)
Wellington Management Company, LLP	1,004	0.75	%(k)
Pacific Investment Management Company, LLC	634	0.49%
Mellon Capital Management Corporation	143	0.10	%(h)
Cadence Capital Management, LLC	—	0.10	%(c)(i)
Total	$2,974	0.55%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Causeway Capital Management, LLC	$343	0.45%
Artisan Partners Limited Partnership	512	0.66	%(l)
Capital Guardian Trust Company	375	0.33	%(m)
Cadence Capital Management, LLC	428	0.10	%(o)(q)
Mellon Capital Management Corporation	73	0.13	%(n)(p)
Total	$1,731	0.23%

Institutional International Equity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Causeway Capital Management, LLC	$502	0.45%
Artisan Partners Limited Partnership	763	0.64	%(l)
Capital Guardian Trust Company	441	0.33	%(m)
Cadence Capital Management, LLC	822	0.10	%(o)(q)
Lazard International Management, LLC	558	0.36	%(r)
Mellon Capital Management Corporation	130	0.13	%(n)(p)
Total	$3,215	0.22%

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Boston Company Asset Management	$2,690	0.58	%(s)
Mellon Capital Management Corporation	596	0.14	%(n)
Cadence Capital Management, LLC	—	0.13	%(c)(o)
Total	$3,286	0.36%

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Seix Investment Advisors LLC	$35	0.22	%(t)
Mellon Capital Management Corporation	7	0.06	%(u)
Mellon Capital Management Corporation	11	0.15	%(v)
Total	$53	0.12%

Fixed Income Opportunity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Fort Washington Investment Advisors, Inc.	$775	0.20	%(w)
Western Asset Management Company	99	0.75	%(aa)
City of London	20	0.45	%(bb)
Mellon Capital Management	—	0.25	%(c)
Total	$894	0.27%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

U.S. Government Fixed Income Securities Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$67	0.06%

Inflation Protected Securities Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$94	0.04%(x)

U.S. Corporate Fixed Income Securities Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Seix Investment Advisors LLC	$250	0.22	%(t)
Mellon Capital Management Corporation	$—	0.15	%(c)
Total	$250	0.22%

U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$69	0.06%

Short-Term Municipal Bond Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$14	0.13%

Intermediate Municipal Bond Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Standish Mellon Asset Management Company	$325	0.17%(y)

Intermediate Municipal Bond II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$43	0.13%

(a)	AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which shall be payable monthly in arrears, of 0.37% of the average daily net assets of the first $150 million of the Combined Assets (as defined below), 0.35% of the next $150 million of Combined Assets and 0.29% of the Combined Assets exceeding $300 million.

“Combined Assets” shall mean the sum of: the average net assets of the portion of the Value Portfolio managed by AllianceBernstein, the average net assets of the portion of the Institutional Value Portfolio managed by AllianceBernstein, and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein for certain other clients of the Trust’s primary adviser.

(b)	Cadence Capital Management LLP (“Cadence”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(c)	Specialist manager approved by the Board but to which no assets were allocated during the period ending December 31, 2014.
(d)	Mellon Capital Management Corporation (“Mellon”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(e)	Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

—  0.75% on the first $10 million;

—  0.50% on the next $30 million;

—  0.35% on the next $25 million;

—  0.25% on the next $335 million;

—  0.22% on the next $600 million;

—  0.20% on the next $4 billion; and

—  0.25% on the balance

(f)	For its services to the Small Cap–Mid Cap Portfolio and the Institutional Small Cap–Mid Cap Portfolio, Ariel Investments, LLC (“Ariel”) will be paid an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million of Combined Assets and 0.50% of the Combined Assets exceeding $20 million. Ariel did not manage assets for the Institutional Small Cap–Mid Cap Portfolio during the period shown in the table.

“Combined Assets” shall mean the sum of: the net assets managed by Ariel in the Small Cap–Mid Cap Portfolio, the Institutional Small Cap–Mid Cap Portfolio and the net assets invested in the same strategy as the Portfolios that are managed by Ariel for the benefit of certain investors who are clients of certain affiliates of the Trust’s primary adviser.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

(g)	Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets of the Real Estate Portfolio and assets invested in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.

(h)	Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(i)	Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(j)	With respect to its Global National Resources Strategy (“GNRS”) account, Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.85%, so long as at least $50 million in assets are present in the GNRS and 1.00% if less than $50 million in assets are present in the GNRS.
(k)	With respect to its Commodity Futures Strategy account, Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.75% of the average daily net assets of the Commodity Futures Strategy account.
(l)	Effective March 12, 2014, Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears within 30 days after each month end. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

—  0.80% on assets up to $50 million; and

—  0.60% on assets in excess of $50 million

“Combined Assets” shall mean the sum of: the net assets of the International Portfolio managed by Artisan and the net assets of the Institutional International Portfolio managed by Artisan.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

(m)	Capital Guardian Trust Company (“CapGuardian”) receives a fee, which shall be payable quarterly in arrears in accordance with the following annual rates. The minimum annual fee (based on an account size of $50 million) is $312,500.

—  0.70% on the first $25 million;

—  0.55% on the next $25 million;

—  0.425% on the next $200 million; and

—  0.375% on the balance

When the total aggregated fees exceed $3 million, before discounts (as set forth below), fee break points are to be eliminated and the Portfolio will pay its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts will be applied based upon the total annualized aggregate fees, which include fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group Companies, Inc. The resulting discount percentage will be applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

—  5% discount on fees from $1.25 million to $4 million;

—  7.5% discount on fees from $4 million to $8 million;

—  10% discount on fees from $8 million to $12 million; and

—  12.5% discount on fees over $12 million

(n)	With respect to the emerging markets portion of the portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or one of its affiliates serves as investment adviser.

(o)	With respect to the emerging markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(p)	With respect to the developed markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(q)	With respect to the developed markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap–Mid Cap Portfolio, Institutional Small Cap–Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(r)	Lazard Asset Management LLC (“Lazard”) receives a fee which shall be payable monthly in arrears of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million of that portion of the Portfolio managed by Lazard.
(s)	Boston Company Asset Management, LLC (“Boston Company”) receives an annual fee of 0.90% of the average daily net assets of the first $50 million; 0.85% of the average daily net assets on the next $50 million; 0.70% of the average daily net assets on the next $100 million; 0.55% of the average daily net assets on the next $200 million; and 0.50% of the average daily net assets over $400 million of that portion of the Portfolio managed by Boston Company.
(t)	Seix Investment Advisors LLC (“Seix”), receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.25% of the first $100 million of the Combined Assets (as defined below) and 0.20% of the Combined Assets exceeding $100 million.

“Combined Assets” shall mean the sum of: the net assets managed by Seix in the Core Fixed Income Portfolio and the net assets managed by Seix in the U.S. Corporate Fixed Income Portfolio.

(u)	Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.06% of the average daily net assets of the U.S. mortgage- and asset-backed and U.S. Government securities portions of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.06% of the average daily net assets of the U.S. Government Fixed Income Portfolio and the U.S. Mortgage/Asset Backed Fixed Income Portfolio.
(v)	Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.15% of the average daily net assets of the U.S. corporate fixed-income securities portion of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.15% of the average daily net assets of the portion of the U.S. Corporate Fixed Income Portfolio managed by Mellon.
(w)	Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the Combined Assets of the first $25 million, 0.375% of the Combined Assets of the next $25 million, 0.3375% of the Combined Assets of the next $50 million, and 0.25% of the Combined Assets of the next $100 million, and 0.20% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the average daily net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(x)	Mellon receives a fee, which shall be payable monthly in arrears, at the annual rate of: 0.04% of the average daily net assets invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets invested according to an emerging-markets inflation-protected securities strategy.
(y)	Standish Mellon Asset Management Company (“Standish Mellon”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below)

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

and 0.15% of the Combined Assets exceeding $100 million. Standish Mellon is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Standish Mellon in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Standish Mellon for the benefit of certain investors who are clients of the Trust’s primary adviser.

(z)	Parametric Portfolio Associates, LLC (“Parametric”) receives a fee, which shall be calculated daily and payable monthly in arrears at an annual rate of 0.35% of the first $50 million of the Combined Assets (as defined below) and 0.25% of the Combined Assets exceeding $50 million.

“Combined Assets” shall mean the sum of: the net assets managed by Parametric in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, and Institutional Growth Portfolio.

(aa)	Effective August 29, 2014, Western Asset Management Company (“Western Asset”) receives an annual fee of 0.75% of the average daily net assets of that portion of the Fixed Income Opportunity Portfolio allocated to Western Asset. Prior to August 29, 2014, Western Asset received a fee of 0.40% of the first $25 million of the Combined Assets (as defined below); 0.375% of the next $25 million of the Combined Assets; 0.3375% of the next $50 million of the Combined Assets; 0.25% of the next $100 million of the Combined Assets; and 0.20% of the Combined Assets over $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by Western Asset in the Fixed Income Opportunity Portfolio and certain other net assets managed by Western Asset for clients of the Trust’s primary advisor.

(bb)	City of London Investment Management Company Limited (“CLIM”) receives an annual fee of 1.00% of the average daily net assets of the first $100 million; 0.80% of the average daily net assets on the next $100 million; and 0.50% of the average daily net assets over $200 million invested in emerging markets and an annual fee of 0.80% of the average daily net assets of the first $50 million; and 0.40% of the average daily net assets over $50 million invested in developed international markets.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Trust’s Board. In addition, the Adviser will make its officers available to serve as officers and/or Trustees of the Trust, and maintain office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. (“Citi”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as “Administrative service fees” on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis at an annual rate of 0.054% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.005% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0295% in excess of $12 billion. As such, the Trust paid an aggregate amount of $1,957,236 to Citi for the period ending December 31, 2014.

The Trust has adopted a Distribution Plan for the HC Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the HC Advisors Shares. Currently, the Adviser is voluntarily waiving all fees associated with the Distribution Plan, and there is no current intention to collect such a fee.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

Unified Financial Securities, Inc. (“Unified”), a wholly-owned subsidiary of Huntington Bancshares, Inc., provides certain distribution services to the Trust. Unified receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust.

Alaric Compliance Services, LLC. (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. For these services, Alaric was compensated $110,000 per year through December 31, 2014. Effective January 1, 2015, Alaric is compensated $150,000 per year for these services.

4.  PURCHASE AND SALE TRANSACTIONS.  The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. Government securities, TBA securities and short-term securities, for the period ending December 31, 2014 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$325,697	$372,205
Institutional Value Portfolio	597,494	692,526
Growth Portfolio	146,664	230,979
Institutional Growth Portfolio	564,145	667,348
Small Cap–Mid Cap Portfolio	15,124	33,362
Institutional Small Cap–Mid Cap Portfolio	91,159	86,257
Real Estate Portfolio	51,506	89,057
Commodity Portfolio	1,355,831	1,244,246
International Portfolio	334,198	408,645
Institutional International Portfolio	859,055	556,506
Emerging Markets Portfolio	840,308	636,256
Core Fixed Income Portfolio	22,634	26,464
Fixed Opportunity Portfolio	136,709	189,274
U.S. Government Fixed Income Portfolio	137,538	125,825
Inflation Protected Portfolio	63,565	67,872
U.S. Corporate Fixed Income Portfolio	80,256	93,297
U.S. Mortgage/Asset Backed Fixed Income Portfolio	22,386	23,505
Short-Term Municipal Portfolio	2,992	3,753
Intermediate Municipal Portfolio	60,165	74,391
Intermediate Municipal II Portfolio	8,661	12,625

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ending December 31, 2014 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Institutional Growth Portfolio	$314,750	$325,637
Commodity Portfolio	179,335	133,304
Core Fixed Income Portfolio	11,226	17,317
U.S. Government Fixed Income Portfolio	137,538	125,825
Inflation Protected Portfolio	63,565	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	18,516	19,808

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

5.  FEDERAL INCOME TAXES.  It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2011 – 2013, and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A.  Unrealized Appreciation/Depreciation on securities (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	509,999	112,097	(5,703)	106,394
Institutional Value Portfolio	836,708	162,346	(8,707)	153,639
Growth Portfolio	565,793	276,377	(2,374)	274,003
Institutional Growth Portfolio	1,050,402	358,817	(5,038)	353,779
Small Cap Mid–Cap Portfolio	88,525	28,791	(2,976)	25,815
Institutional Small Cap–Mid Cap Portfolio	151,049	48,621	(3,304)	45,317
Real Estate Portfolio	127,166	30,710	(2)	30,708
International Portfolio	1,222,407	158,496	(77,991)	80,505
Institutional International Portfolio	2,778,603	261,459	(180,959)	80,500
Emerging Markets Portfolio	1,911,398	81,804	(211,126)	(129,322)
Core Fixed Income Portfolio	103,026	2,000	(453)	1,547
Fixed Opportunity Portfolio	800,833	12,104	(28,394)	(16,290)
U.S. Government Fixed Income Portfolio	267,928	4,717	(353)	4,364
Inflation Protected Portfolio	510,210	4,138	(5,578)	(1,440)
U.S. Corporate Fixed Income Portfolio	242,210	5,251	(1,756)	3,495
U.S. Mortgage/Asset Backed Fixed Income Portfolio	301,094	5,276	(1,236)	4,040
Short-Term Municipal Portfolio	20,718	274	(17)	257
Intermediate Municipal Portfolio	403,358	15,412	(4,929)	10,483
Intermediate Municipal II Portfolio	73,551	2,834	(18)	2,816

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax accretion methods for market discount.

B.  Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal year ending June 30, 2014 was as follows (amounts in thousands):

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended June 30, 2014	Ordinary Income	Net Long Term Gains
Value Portfolio	$15,771	$—	$15,771	$—	$15,771
Institutional Value Portfolio	66,819	99,907	166,726	—	166,726
Growth Portfolio	8,842	—	8,842	—	8,842
Institutional Growth Portfolio	33,110	89,019	122,129	—	122,129
Small Cap–Mid Cap Portfolio	422	—	422	—	422
Institutional Small Cap–Mid Cap Portfolio	5,542	22,572	28,114	—	28,114
Real Estate Portfolio	1,564	—	1,564	—	1,564
International Portfolio	51,194	4,110	55,304	—	55,304
Institutional International Portfolio	120,895	73,376	194,271	—	194,271
Emerging Markets Portfolio	25,805	—	25,805	—	25,805
Core Fixed Income Portfolio	2,561	430	2,991	—	2,991
Fixed Opportunity Portfolio	49,569	15,203	64,772	—	64,772
U.S. Government Fixed Income Portfolio	3,179	786	3,965	—	3,965
Inflation Protected Portfolio	3,240	—	3,240	—	3,240
U.S. Corporate Fixed Income Portfolio	7,699	3,116	10,815	—	10,815
U.S. Mortgage/Asset Backed Fixed Income Portfolio	7,656	—	7,656	—	7,656
Short-Term Municipal Portfolio	—	44	44	266	310
Intermediate Municipal Portfolio	2	—	2	10,643	10,645
Intermediate Municipal II Portfolio	—	226	226	1,611	1,837

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. The Portfolios may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemptions of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

C.  Components of Accumulated Earnings

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$766	$—	$766	$—	$(63,828)	$129,833	$66,771
Institutional Value Portfolio	17,557	59,896	77,453	—	—	198,971	276,424
Growth Portfolio	336	—	336	—	(5,296)	276,827	271,867
Institutional Growth Portfolio	8,111	62,050	70,161	—	—	333,297	403,458
Small Cap–Mid Cap Portfolio	33	—	33	—	(27,376)	29,052	1,709
Institutional Small Cap–Mid Cap Portfolio	340	13,578	13,918	—	—	47,803	61,721
Real Estate Portfolio	3,599	369	3,968	—	—	22,758	26,726
International Portfolio	6,534	138,945	145,479	—	—	296,010	441,489
Institutional International Portfolio	42,675	210,279	252,954	—	—	452,523	705,477
Emerging Markets Portfolio	27,318	6,217	33,535	—	—	104,769	138,304
Core Fixed Income Portfolio	253	—	253	(208)	(284)	1,587	1,348
Fixed Opportunity Portfolio	10,299	8,495	18,794	—	—	30,630	49,424
U.S. Government Fixed Income Portfolio	330	—	330	(273)	(614)	1,762	1,205
Inflation Protected Portfolio	3,336	—	3,336	(1,848)	—	9,683	11,171
U.S. Corporate Fixed Income Portfolio	674	—	674	(541)	(70)	6,627	6,690
U.S. Mortgage/Asset Backed Fixed Income Portfolio	762	—	762	(629)	(5,555)	3,058	(2,364)
Short-Term Municipal Portfolio	21	4	25	(18)	—	382	389
Intermediate Municipal Portfolio	958	—	958	(787)	(11,311)	12,577	1,437
Intermediate Municipal II Portfolio	152	—	152	(127)	(59)	2,966	2,932

D.  Capital Loss Carryforwards

As of their tax year ending June 30, 2014, the following Portfolios had capital loss carryforwards (“CLCFs”) as summarized below (amounts in thousands):

CLCFs subject to expiration:

Portfolio	Expires 2018	Expires 2019	Total
Value Portfolio	$63,828	$—	$63,828
Growth Portfolio	5,296	—	5,296
Small Cap–Mid Cap Portfolio	27,376	—	27,376
Intermediate Municipal Portfolio	1,229	9,713	10,942

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

CLCFs not subject to expiration:

Portfolio	Short-Term Amount	Long-Term Amount	Total
Core Fixed Income Portfolio	$222	$34	$256
U.S. Government Fixed Income Portfolio	434	—	434
U.S. Corporate Fixed Income Portfolio	70	—	70
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,865	3,035	4,900
Intermediate Municipal II Portfolio	13	—	13

CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. During the year ending June 30, 2014, the Portfolios utilized CLCFs as follows (amounts in thousands):

Portfolio	Total
Value Portfolio	$97,444
Growth Portfolio	72,292
Small Cap–Mid Cap Portfolio	21,857
International Portfolio	20,181
Intermediate Municipal Portfolio	984

E.  Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2015 (amounts in thousands):

Portfolio	Post-October Capital Losses
Core Fixed Income Portfolio	$28
U.S. Government Fixed Income Portfolio	180
U.S. Mortgage/Asset Backed Fixed Income Portfolio	655
Intermediate Municipal Portfolio	369
Intermediate Municipal II Portfolio	46

F.  Book-To-Tax Differences

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, treatment of gains (losses) relating to foreign currency transactions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)	Accumulated Net Realized Gains/(Losses)	Paid-In Capital
Value Portfolio	$(188)	$188	$—
Institutional Value Portfolio	(221)	221	—
Growth Portfolio	(25)	25	—
Institutional Growth Portfolio	(1,061)	1,061	—
Small Cap–Mid Cap Portfolio	6	(6)	—
Real Estate Portfolio	(6)	6	—
International Portfolio	863	(863)	—
Institutional International Portfolio	371	(371)	—
Emerging Markets Portfolio	167	(167)	—
Core Fixed Income Portfolio	352	(352)	—
Fixed Opportunity Portfolio	61	(50)	(11)
Inflation Protected Portfolio	24	—	(24)
U.S. Corporate Fixed Income Portfolio	11	(11)	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	2,271	(2,271)	—
Intermediate Municipal Portfolio	(36)	36	—

G.  Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of securities as of December 31, 2014 was $916,233, resulting in accumulated net unrealized depreciation of $2,179, consisting of $80,375 in gross unrealized appreciation and $82,554 in gross unrealized depreciation.

The tax characteristics of distributions paid during the tax years ending December 31, 2014 and December 31, 2013 were as follows (amounts in thousands):

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended December 31, 2014	Ordinary Income	Net Long Term Gains
Commodity Portfolio	$8,151	$3,440	$11,591	$—	$11,591

*	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — December 31, 2014 (Unaudited)

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended December 31, 2013	Ordinary Income	Net Long Term Gains
Commodity Portfolio	$8,445	$—	$8,445	$—	$8,445

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. The Portfolios may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/ (Deficit)
Commodity Portfolio	$4,328	$417	$4,745	$(4,062)	$(15,546)	$(93,706)	$(108,569)

Amounts designated as “—” are $0 or have been rounded to $0.

At December 31, 2014, the Commodity Portfolio did not have any CLCFs available to offset future capital gains.

At December 31, 2014, the Commodity Portfolio had deferred losses, which will be treated as arising on the first day of the tax year ending December 31, 2015.

Portfolio	Post-October Capital Losses
Commodity Portfolio	$15,546

6.  RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from focusing investments in one industry or market sector. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

HC CAPITAL TRUST
Notes to Financial Statements (concluded) — December 31, 2014 (Unaudited)

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-related derivative typically is based on the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

7.  SUBSEQUENT EVENTS.  Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2014.

Effective November 3, 2014, the Board of the Trustees of the Trust approved an interim agreement that provided for the engagement of City of London Investment Management Company Limited (“City of London”) as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of The Fixed Income Opportunity Portfolio beginning on that date. In addition, on December 29, 2014, the Trust submitted to a vote of shareholders (i) a proposed Portfolio Management Agreement between the Trust and City of London with regard to City of London’s fee for its portfolio management services to The Fixed Income Opportunity Portfolio; and (ii) an additional proposed Portfolio Management Agreement between the Trust and City of London with respect to The International Equity Portfolio, The Institutional International Equity Portfolio, and the Emerging Markets Portfolio. Such agreements became effective January 23, 2015.

HC CAPITAL TRUST
Additional Information — December 31, 2014 (Unaudited)

1.  SECURITY PROXY VOTING.  A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2.  SHAREHOLDER VOTES.  During the period ending December 31, 2014, the following actions were taken by the shareholders of certain of the Portfolios.

SPECIAL MEETING OF THE SHAREHOLDERS — JULY 18, 2014

A special meeting of shareholders of each of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio was held on July 18, 2014. At the July 18, 2014 meeting, shareholders of The Value Equity Portfolio, The Institutional Value Equity Portfolio, The Growth Equity Portfolio and The Institutional Growth Equity Portfolio approved an amendment to the portfolio management agreements between the Trust and Parametric Portfolio Associates LLC.

1.  Approval of an amendment to the portfolio management agreement between the Trust, on behalf of The Value Equity Portfolio, and Parametric Portfolio Associates LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Value Equity Portfolio	35,294,489.347	33,467,330.535	94.8823%	33,467,330.535	100%

2.  Approval of an amendment to the portfolio management agreement between the Trust, on behalf of The Institutional Value Equity Portfolio, and Parametric Portfolio Associates LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional Value Equity Portfolio	69,930,990.109	42,839,497.971	61.259%	42,839,497.971	100%

3.  Approval of an amendment to the portfolio management agreement between the Trust, on behalf of The Growth Equity Portfolio, and Parametric Portfolio Associates LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Growth Equity Portfolio	41,066,751.487	35,110,827.770	85.496%	35,110,827.770	100%

4.  Approval of an amendment to the portfolio management agreement between the Trust, on behalf of The Institutional Growth Equity Portfolio, and Parametric Portfolio Associates LLC;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional Growth Equity Portfolio	86,355,736.363	52,875,379.599	61.229%	52,875,379.599	100%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2014 (Unaudited)

SPECIAL MEETING OF THE SHAREHOLDERS — AUGUST 29, 2014

A special meeting of shareholders of each of The Fixed Income Opportunity Portfolio was held on August 29, 2014. At the August 29, 2014 meeting, shareholders of The Fixed Income Opportunity Portfolio approved an amendment to the portfolio management agreements between the Trust and Western Asset Management Company. The results of the August 29, 2014 meeting are presented below:

1.  Approval of an amendment to the portfolio management agreement between the Trust, on behalf of The Fixed Income Portfolio, and Western Asset Management Company;

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Fixed Income Opportunity Portfolio	104,788,669.742	67,558,799.281	64.471%	67,558,799.81	100%

3.  EXPENSE EXAMPLE.  As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 through December 31, 2014.

Actual Expenses:  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Beginning Account Value, July 1, 2014	Ending Account Value, December 31, 2014	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,046.40	$1.55	0.30%
		Hypothetical[1]	$1,000.00	$1,023.69	$1.53	0.30%
	HC Advisors Shares	Actual	$1,000.00	$1,046.40	$1.55	0.30%
		Hypothetical[1]	$1,000.00	$1,023.69	$1.53	0.30%
Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,045.10	$1.49	0.29%
		Hypothetical[1]	$1,000.00	$1,023.74	$1.48	0.29%
	HC Advisors Shares	Actual	$1,000.00	$1,045.80	$1.50	0.29%
		Hypothetical[1]	$1,000.00	$1,023.74	$1.48	0.29%
Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,069.80	$1.57	0.30%
		Hypothetical[1]	$1,000.00	$1,023.69	$1.53	0.30%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2014 (Unaudited)

			Beginning Account Value, July 1, 2014	Ending Account Value, December 31, 2014	Expenses Paid During Period[2]	Annualized Expense Ratio
	HC Advisors Shares	Actual	$1,000.00	$1,069.90	$1.57	0.30%
		Hypothetical[1]	$1,000.00	$1,023.69	$1.53	0.30%
Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,067.70	$1.46	0.28%
		Hypothetical[1]	$1,000.00	$1,023.79	$1.43	0.28%
	HC Advisors Shares	Actual	$1,000.00	$1,067.00	$1.46	0.28%
		Hypothetical[1]	$1,000.00	$1,023.79	$1.43	0.28%
Small Cap-Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,029.50	$4.04	0.79%
		Hypothetical[1]	$1,000.00	$1,021.22	$4.02	0.79%
	HC Advisors Shares	Actual	$1,000.00	$1,029.50	$4.04	0.79%
		Hypothetical[1]	$1,000.00	$1,021.22	$4.02	0.79%
Institutional Small Cap- Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,030.10	$4.04	0.79%
		Hypothetical[1]	$1,000.00	$1,021.22	$4.02	0.79%
	HC Advisors Shares	Actual	$1,000.00	$1,030.10	$4.04	0.79%
		Hypothetical[1]	$1,000.00	$1,021.22	$4.02	0.79%
Real Estate Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,113.40	$4.10	0.77%
		Hypothetical[1]	$1,000.00	$1,021.32	$3.92	0.77%
Commodity Portfolio	HC Strategic Shares	Actual	$1,000.00	$782.10	$3.01	0.67%
		Hypothetical[1]	$1,000.00	$1,021.83	$3.41	0.67%
	HC Advisors Shares	Actual	$1,000.00	$782.80	$3.01	0.67%
		Hypothetical[1]	$1,000.00	$1,021.83	$3.41	0.67%
International Portfolio	HC Strategic Shares	Actual	$1,000.00	$907.10	$1.92	0.40%
		Hypothetical[1]	$1,000.00	$1,023.19	$2.04	0.40%
	HC Advisors Shares	Actual	$1,000.00	$907.10	$1.92	0.40%
		Hypothetical[1]	$1,000.00	$1,023.19	$2.04	0.40%
Institutional International Portfolio	HC Strategic Shares	Actual	$1,000.00	$906.20	$1.73	0.36%
		Hypothetical[1]	$1,000.00	$1,023.39	$1.84	0.36%
	HC Advisors Shares	Actual	$1,000.00	$907.00	$1.73	0.36%
		Hypothetical[1]	$1,000.00	$1,023.39	$1.84	0.36%
Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000.00	$898.00	$2.77	0.58%
		Hypothetical[1]	$1,000.00	$1,022.28	$2.96	0.58%
	HC Advisors Shares	Actual	$1,000.00	$897.90	$2.77	0.58%
		Hypothetical[1]	$1,000.00	$1,022.28	$2.96	0.58%
Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,014.70	$1.27	0.25%
		Hypothetical[1]	$1,000.00	$1,023.95	$1.28	0.25%
	HC Advisors Shares	Actual	$1,000.00	$1,014.70	$1.27	0.25%
		Hypothetical[1]	$1,000.00	$1,023.95	$1.28	0.25%
Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000.00	$971.80	$1.69	0.34%
		Hypothetical[1]	$1,000.00	$1,023.49	$1.73	0.34%
	HC Advisors Shares	Actual	$1,000.00	$971.80	$1.64	0.33%
		Hypothetical[1]	$1,000.00	$1,023.49	$1.73	0.34%
U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,019.30	$0.81	0.16%
		Hypothetical[1]	$1,000.00	$1,024.40	$0.82	0.16%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2014 (Unaudited)

			Beginning Account Value, July 1, 2014	Ending Account Value, December 31, 2014	Expenses Paid During Period[2]	Annualized Expense Ratio
Inflation Protected Portfolio	HC Strategic Shares	Actual	$1,000.00	$979.90	$0.90	0.18%
		Hypothetical[1]	$1,000.00	$1,024.30	$0.92	0.18%
	HC Advisors Shares	Actual	$1,000.00	$978.90	$0.90	0.18%
		Hypothetical[1]	$1,000.00	$1,024.30	$0.92	0.18%
U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,009.70	$1.62	0.32%
		Hypothetical[1]	$1,000.00	$1,023.59	$1.63	0.32%
U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,016.80	$0.86	0.17%
		Hypothetical[1]	$1,000.00	$1,024.35	$0.87	0.17%
Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$999.70	$1.46	0.29%
		Hypothetical[1]	$1,000.00	$1,023.74	$1.48	0.29%
Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,010.80	$1.32	0.26%
		Hypothetical[1]	$1,000.00	$1,023.89	$1.33	0.26%
	HC Advisors Shares	Actual	$1,000.00	$1,010.80	$1.32	0.26%
		Hypothetical[1]	$1,000.00	$1,023.89	$1.33	0.26%
Intermediate Muni II	HC Strategic Shares	Actual	$1,000.00	$1,011.60	$1.57	0.31%
		Hypothetical[1]	$1,000.00	$1,023.64	$1.58	0.31%
	HC Advisors Shares	Actual	$1,000.00	$1,011.60	$1.57	0.31%
		Hypothetical[1]	$1,000.00	$1,023.64	$1.58	0.31%

1	Represents the hypothetical 5% annual return before expenses.
2	Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

4. ADDITIONAL FEDERAL INCOME TAX INFORMATION

A. Dividends Received Deduction. For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ending December 31, 2014 qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction
Commodity Portfolio	32.66%

B. Qualified Dividends. For the fiscal year ending December 31, 2013, under current tax law, the following dividends paid may be subject to a maximum tax rate of 23.8%.

Portfolio	Dividends Paid
Commodity Portfolio	100.00%

The Portfolio intends to designate the maximum amount allowable as taxed at a maximum rate of 23.8%. Complete information will be reported in conjunction with your 2014 Form 1099-DIV.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2014 (Unaudited)

5.  ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6.  ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	12.6%
Consumer Staples	7.0%
Energy	10.3%
Energy Equipment & Services	0.0%
Financials	29.6%
Health Care	9.3%
Industrials	9.4%
Information Technology	12.0%
Machinery	0.0%
Materials	4.5%
Telecommunication Services	1.8%
Utilities	3.2%
Other	0.3%
Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.9%
Consumer Staples	7.2%
Energy	10.5%
Energy Equipment & Services	0.0%
Financials	29.8%
Health Care	8.9%
Industrials	9.4%
Information Technology	12.5%
Machinery	0.0%
Materials	4.3%
Telecommunication Services	1.8%
Utilities	3.1%
Other	0.6%
Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	17.2%
Consumer Staples	9.2%
Energy	3.9%
Financials	15.3%
Health Care	17.1%
Industrials	5.7%
Information Technology	27.2%
Materials	2.7%
Pharmaceuticals	0.5%
Other	1.2%
Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	16.8%
Consumer Staples	8.5%
Energy	3.8%
Financials	15.1%
Health Care	16.9%
Industrials	5.7%
Information Technology	26.1%
Materials	2.1%
Pharmaceuticals	0.6%
Telecommunication Services	0.1%
Transportation	0.0%
Other	4.3%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2014 (Unaudited)

Small Capitalization Portfolio

Security Allocation	Percentage of Value
Biotechnology	0.1%
Consumer Discretionary	10.2%
Consumer Staples	0.9%
Electrical Equipment	0.0%
Electronic Equipment, Instruments & Components	0.0%
Energy	3.6%
Energy Equipment & Services	0.0%
Financials	22.7%
Health Care	13.4%
Health Care Equipment & Supplies	0.1%
Industrials	15.3%
Information Technology	22.7%
Insurance	0.2%
Machinery	0.0%
Materials	6.0%
Metals & Mining	0.0%
Software	0.0%
Specialty Retail	0.0%
Telecommunication Services	1.1%
Trading Companies & Distributors	0.0%
Utilities	1.6%
Other	2.1%
Total	100.0%

Institutional Small Capitalization Portfolio

Security Allocation	Percentage of Value
Biotechnology	0.2%
Consumer Discretionary	10.6%
Consumer Staples	0.9%
Electronic Equipment, Instruments & Components	0.0%
Energy	3.4%
Energy Equipment & Services	0.0%
Financials	21.1%
Health Care	14.2%
Health Care Equipment & Supplies	0.1%
Industrials	15.1%
Information Technology	22.1%
Machinery	0.0%
Materials	6.0%
Metals & Mining	0.0%
Software	0.0%
Telecommunication Services	0.8%
Utilities	2.0%
Other	3.5%
Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	6.6%
Consumer Staples	1.6%
Financials	86.7%
Health Care	2.9%
Materials	0.9%
Telecommunication Services	1.3%
Other	0.0%
Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Energy	32.8%
Financials	16.0%
Industrials	2.1%
Materials	21.5%
Telecommunication Services	0.1%
Other	27.5%
Total	100.0%

International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	12.5%
Consumer Staples	8.7%
Energy	7.9%
Financials	21.9%
Health Care	9.4%
Industrials	15.4%
Information technology	0.1%
Information Technology	5.7%
Materials	8.5%
Telecommunication Services	7.7%
Utilities	1.8%
Other	0.4%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2014 (Unaudited)

Institutional International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	12.6%
Consumer Staples	8.7%
Energy	7.7%
Financials	20.9%
Health Care	9.7%
Industrials	15.3%
Information technology	0.1%
Information Technology	5.3%
Materials	8.5%
Telecommunication Services	7.8%
Utilities	2.2%
Other	1.2%
Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	7.9%
Consumer Staples	3.9%
Energy	8.9%
Financials	35.9%
Health Care	0.4%
Industrials	7.8%
Information Technology	13.6%
Materials	9.9%
Telecommunication Services	5.7%
Thrifts & Mortgage Finance	0.1%
Utilities	4.7%
Other	1.2%
Total	100.0%

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	2.4%
Consumer Staples	0.8%
Energy	3.0%
Financials	27.5%
Health Care	2.2%
Industrials	3.5%
Information Technology	2.4%
Materials	0.9%
Telecommunication Services	1.5%
Utilities	0.8%
Other	55.0%
Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	14.7%
Consumer Staples	4.8%
Energy	15.9%
Financials	21.9%
Health Care	5.9%
Industrials	6.1%
Information Technology	3.9%
Materials	7.1%
Telecommunication Services	8.0%
Utilities	3.0%
Other	8.7%
Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	79.1%
Agency	7.4%
Corporate	0.1%
Other	13.4%
Total	100.0%

Inflation Protected Securities Portfolio

Security Allocation	Percentage of Value
Treasury	89.4%
Other	10.6%
Total	100.0%

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	6.5%
Consumer Staples	2.4%
Energy	8.5%
Financials	49.9%
Health Care	7.1%
Industrials	9.7%
Information Technology	6.6%
Materials	2.5%
Telecommunication Services	4.4%
Utilities	2.4%
Other	0.0%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2014 (Unaudited)

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Agency	72.3%
Mortgage	5.0%
Asset Backed Securities	1.4%
Other	21.3%
Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
Financials	1.4%
General	7.4%
General Obligation	38.4%
Higher Education	11.0%
Medical	4.0%
Power	2.7%
School District	5.0%
Transportation	16.5%
Utilities	5.8%
Water	7.8%
Other	0.0%
Total	100.0%

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Airport	4.8%
Development	1.2%
Education	1.1%
Facilities	3.0%
Financials	13.0%
General	16.1%
General Obligation	8.1%
Higher Education	5.1%
Medical	4.7%
Multi-Family Housing	0.5%
Nursing Homes	0.3%
Pollution	1.7%
Power	5.9%
School District	2.8%
Single Family Housing	0.2%
Student Loan	1.3%
Tobacco	1.0%
Tobacco Settlement	2.3%
Transportation	10.2%
Utilities	6.0%
Water	10.2%
Other	0.5%
Total	100.0%

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
Education	4.0%
Facilities	6.4%
Financials	14.3%
General	8.0%
General Obligation	28.1%
Higher Education	3.8%
Pollution	2.2%
Power	1.6%
School District	10.9%
Transportation	4.3%
Utilities	5.9%
Water	10.5%
Other	0.0%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2014 (Unaudited)

7.  BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC, (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to the Trust and its Portfolios pursuant to the terms of two separate agreements with the Trust (“HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each, a “Portfolio Management Agreement”). As of the date of this report, the Trust offered twenty Portfolios, fifteen of which were managed by two or more Specialist Managers.1 Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

During the six-month period covered by this report, the Trust’s Board of Trustees (the “Board”):

•	Approved continuation of certain Portfolio Management Agreements relating to certain Portfolios designed to invest primarily in international securities (“International Portfolios”) and other Portfolios that focus on the small and mid capitalization sector of the securities markets (“Small-Mid Cap Portfolios”);
•	Approved new Portfolio Management Agreements with City of London Investment Management (“CLIM”) relating to four Portfolios; and
•	Approved a new Portfolio Management Agreement and subsequent amendment to that Agreement with Western Asset Management Company (“WAMCO”) relating to The Fixed Income Opportunity Portfolio.

Continuation of Certain Portfolio Management Agreements.  The Portfolio Management Agreements relating to the International Portfolios and the Small-Mid Cap Portfolios (collectively, the “Continuing Agreements”) approved for continuance during the period are identified below, together with the Specialist Managers subject to review during the period.

Specialist Manager	International Portfolios
Artisan Partners Limited Partnership	The International Equity Portfolio The Institutional International Equity Portfolio
The Boston Company Asset Management, LLC	The Emerging Markets Portfolio
Capital Guardian Trust Company	The International Equity Portfolio The Institutional International Equity Portfolio
Causeway Capital Management, LLC	The International Equity Portfolio The Institutional International Equity Portfolio
Lazard Asset Management, LLC	The Institutional International Equity Portfolio
Wellington Management Company, LLP	The Real Estate Securities Portfolio The Commodity Returns Strategy Portfolio

Specialist Manager	Small–Mid Cap Portfolios
Ariel Investments, LLC	The Small Capitalization–Mid Capitalization Equity Portfolio The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

1	See Note 3.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2014 (Unaudited)

Specialist Manager	Small–Mid Cap Portfolios
Cupps Capital Management Company, LLC	The Small Capitalization–Mid Capitalization Equity Portfolio The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Frontier Capital Management Company, LLC	The Small Capitalization–Mid Capitalization Equity Portfolio The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
IronBridge Capital Management, LLC	The Small Capitalization–Mid Capitalization Equity Portfolio The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
Pzena Investment Management, LLC	The Small Capitalization–Mid Capitalization Equity Portfolio The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

In considering each of the Portfolio Management Agreements referenced above, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect to that portion of a Portfolio’s assets allocated to it. The Board further recognized that Specialist Mangers do not participate in the administration of any of the Portfolios or in the distribution of shares of any Portfolio and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of the respective Portfolios and consistent with the expectations of shareholders of the respective Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients and that shares of the respective Portfolios are generally available only to such clients. The Board also gave substantial weight to representations made by the Adviser that the performance achieved by the relevant Specialist Managers was consistent with the Adviser’s expectations in the context of overall objectives, and multi-manager strategies, of each of the respective Portfolios.

During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances of the Trust.

In concluding that continuation of the Portfolio Management Agreements identified above was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success of each Specialist Manager in capturing the respective Portfolios’ desired asset classes as well as the Board’s assessment of each Specialist Manager’s ability to continue to capture such asset classes in the future. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios.

The Board also determined that the rate at which each of the Specialist Managers is compensated under the Continuing Agreements is reasonable. In reaching this conclusion, the Board had before it information about the impact of break-points and fee waivers afforded to the Portfolios, financial information about the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2014 (Unaudited)

Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers and scheduled breakpoints designed to recognize economies of scale where appropriate.

Approval of New Portfolio Management Agreements with CLIM.  During the period, the Board approved new Portfolio Management Agreements between the Trust and CLIM relating to each of The International Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (collectively, the “International Portfolios”), as well as an interim and a final agreement with CLIM relating to The Fixed Income Opportunity Portfolio. The agreements relating to International Portfolios are referred to collectively as the “International Agreements,” and, together with the Agreements related to The Fixed Income Opportunity Portfolio, are referred to as the CLIM Agreements.

The following is a summary of the factors considered by the Board in approving the CLIM Agreements.

In approving the CLIM Agreements, the Board received information from CLIM regarding the strategies it implements by investing in asset class-specific closed-end funds (“CEF Strategies”) and information from the Adviser regarding the Adviser’s belief that implementation of the CEF Strategies in The Fixed Income Opportunity Portfolio and the International Portfolios (collectively, the “Affected Portfolios”) would, under certain market conditions, allow the Portfolios to benefit from volatility in the discounts at which closed-end fund may trade. With respect to the nature and quality of the services expected to be provided to the Affected Portfolios by CLIM, the Board gave considerable weight to the Adviser’s assessment of CLIM’s investment philosophy, investment management capabilities and its compliance framework, as well as the Adviser’s recommendation of CLIM, based on services provided by CLIM to other Hirtle Callaghan accounts and on the performance achieved by CLIM in relation to the performance of relevant broad-based securities indices and other benchmarks.

With respect to the fee schedules pursuant to which CLIM would be compensated for its services, the Board considered the fact that, under the CLIM Agreements, the rates at which advisory fees relating to assets allocated to CLIM would be calculated would, in some cases and under certain circumstances, be higher that the rates then being paid to the other Specialist Managers currently serving the Affected Portfolios and that, by investing in closed-end funds, the Affected Portfolios would incur certain indirect expenses in the form of the fees and expenses to which the closed-end funds are subject. The Board balanced the likelihood of increased expenses, however, against the potential that the Affected Portfolios would benefit by virtue of access to the CLIM Strategies and the fact that the overall levels of advisory fees and expenses experienced by the Affected Portfolios would depend upon the manner and extent to which assets of the Affected Portfolios are allocated by the Adviser to CLIM, as well as among their various Specialist Managers that provide services to the Affected Portfolios.

The Board was also informed with respect to CLIM’s financial position and the projected profitability of the relationships with the Affected Portfolios to CLIM. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which CLIM was to be compensated under the separate Portfolio Management Agreements was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. The Board also was provided with data regarding overall advisory fees paid by funds with investment policies and objectives similar to those of the Affected Portfolios. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances of the Trust. In concluding that approval of the CLIM Agreements was in the best interests of the Affected Portfolios, the Board was also informed that CLIM would not participate in the administration or distribution of shares of the Portfolios and that, other than advisory fees payable under the terms of the CLIM Agreements, it was not expected that CLIM would benefit materially from its association with the Trust.

Approval of a New Portfolio Management Agreement and Amendment with WAMCO. During the period, the Board also approved a new Portfolio Management Agreement (the “WAMCO Agreement) and a subsequent

HC CAPITAL TRUST
Additional Information (concluded) — December 31, 2014 (Unaudited)

amendment (the “Amendment”) between the Trust and WAMCO relating to The Fixed Income Opportunity Portfolio (the “Portfolio”). The following is a summary of the factors considered by the Board in approving the WAMCO Agreement and the Amendment.

In approving the WAMCO Agreement, the Board received information from WAMCO regarding the fixed income strategies it implements as well as information from the Adviser regarding the Adviser’s belief that WAMCO would contribute to the achievement of the Portfolio’s investment objective. With respect to the nature and quality of the services expected to be provided to the Portfolio, the Board gave considerable weight to the Adviser’s recommendation that the Portfolio would benefit from access to WAMCO’s approach to fixed income investing. The Board also considered fact that WAMCO would not participate in the administration or distribution of shares of the Portfolio and that, other than advisory fees payable under the terms of the WAMCO Agreement, it was not expected that WAMCO would benefit materially from its association with the Trust. In concluding that approval of the WAMCO Agreement was in the best interests of the Portfolio, the Board was informed with respect to information about the performance of WAMCO’s Strategy in relation to the performance of relevant broad-based securities indices and the relevant investment universe.

With respect to the fee schedule pursuant to which WAMCO would be compensated for its services, the Board considered the fact that WAMCO had agreed to temporarily serve the Portfolio at a fee level that was significantly reduced from its standard fee in order to allow the WAMCO Agreement to be implemented immediately pursuant to the Trust’s “Manager of Manager” exemptive order, provided that the Trust seek shareholder approval of a subsequent amendment to the WAMCO Agreement implementing WAMCO’s standard, higher, fee schedule. The Board noted that WAMCO’s standard fee, as represented by the Amendment, was higher than any of the fees then being paid by the Portfolio to any of its then-existing Specialist Managers. The Board was, therefore, aware of the fact that full implementation of the proposed engagement would result in an increase in the overall advisory fees paid by the Portfolio but balanced such increase against the advantage to the Portfolios expected to be achieved by virtue of access to WAMCO’s management. The Board also recognized that the overall levels of advisory fees experienced by the Portfolio would depend upon the manner in which the assets of the Portfolio were allocated among their various Specialist Managers by the Adviser.

The Board was also informed with respect to WAMCO’s financial position and the projected profitability of the relationship with the Portfolio to WAMCO as well as data regarding advisory fees paid by other funds with similar investment policies. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which WAMCO was to be compensated under the WAMCO Agreement was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser.

HC CAPITAL TRUST

Trustees

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Investment Adviser	Counsel
HC Capital Solutions Five Tower Bridge 300 Barr Harbor Drive, Suite 500 West Conshohocken, PA 19428	Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018
Administrator Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219 Distributor Unified Financial Securities, Inc. 2960 North Meridian Street, Suite 300 Indianapolis, IN 46208-4715	McCarter & English, LLP 1735 Market Street, Suite 700 Philadelphia, PA 19103
Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP 41 South High Street, Suite 2500 Columbus, OH 43215
Custodian State Street Bank and Trust Company State Street Financial Center 1 Lincoln Street Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/15

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

(b)(1) Not applicable.

(b)(2) Not applicable.

(b)(3) Not applicable.

(b)(4) Not applicable.

(b)(5) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date:	March 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bergman
Colette L. Bergman, Principal Financial Officer

Date:	March 9, 2015

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date:	March 9, 2015